                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                                  [ ]

Post-Effective Amendment No. 1       (File No. 333- 144422)                  [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                    Amendment No. 32 (File No. 811-07511)                    [X]

                        (Check appropriate box or boxes)

               RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2
                           (Exact Name of Registrant)

                   RiverSource Life Insurance Co. of New York
                               (Name of Depositor)

       20 Madison Avenue Extension, Albany NY                         12203
(Address of Depositor's Principal Executive Offices)                (Zip Code)

Depositor's Telephone Number, including Area Code                 (612) 678-0175

  Elisabeth A. Dahl 50605 Ameriprise Financial Center, Minneapolis, MN 55474
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)(1)(vii) of Rule 485

[X] on Dec. 17, 2007 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus and Statement of Additional Information and Financial Statements included in this Post-Effective Amendment filing do not supersede the Prospectus and Statement of Additional Information included in Pre-Effective Amendment No. 1 to Registration Statement No. 333-144422 / 811-07511 filed on or about Sept. 24, 2007 on behalf of RiverSource(R) FlexChoice Select Variable Annuity.

The prospectus and Statement and of Additional Information and Financial Statements included in this Post-Effective Amendment filing do not supersede the Prospectuses and Statement of Additional Information included in Post-Effective Amendment No. 1 to Registration Statement No. 333-139764 / 811-07511 filed on or about April 26th, 2007 on behalf of RiverSource(R) Endeavor Select Variable Annuity, RiverSource(R) Innovations Select Variable Annuity, RiverSource(R) Innovations Variable Annuity, RiverSource(R) Personal Portfolio Plus 2 Variable Annuity, and RiverSource(R) Personal Portfolio Variable Annuity.

PROSPECTUS

DEC. 17, 2007

RIVERSOURCE(R)

ENDEAVOR PLUS(SM) VARIABLE ANNUITY
CONTRACT OPTION B: INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

CONTRACT OPTION C: INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY:   RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RIVERSOURCE LIFE OF NY)

             20 Madison Avenue Extension
             P.O. Box 5555
             Albany, NY 12205-0555
             Telephone: (800) 504-0469
             (Home Office)
             RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

This prospectus contains information that you should know before investing. Prospectuses are also available for:

AIM Variable Insurance Funds, Series II Shares
AllianceBernstein Variable Products Series Fund, Inc. (Class B)
American Century(R) Variable Portfolios, Inc., Class II
Columbia Funds Variable Insurance Trust
Credit Suisse Trust
Dreyfus Variable Investment Fund, Service Share Class
Eaton Vance Variable Trust (VT)
Fidelity(R) Variable Insurance Products Service Class 2
Franklin(R) Templeton(R) Variable Insurance Products Trust
  (FTVIPT) - Class 2
Goldman Sachs Variable Insurance Trust (VIT)
Janus Aspen Series: Service Shares
Legg Mason Variable Portfolios I, Inc.
MFS(R) Variable Insurance Trust(SM) - Service Class
Oppenheimer Variable Account Funds, Service Shares
PIMCO Variable Investment Trust (VIT)
RiverSource(R) Variable Portfolio Funds
The Universal Institutional Funds, Inc., Class II Shares
Van Kampen Life Investment Trust Class II Shares
Wanger Advisors Trust

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life of NY at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your investment professional about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

This prospectus provides a general description of the contract and optional benefits. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

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        RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS   1

RiverSource Life of NY offers other variable annuity contracts in addition to the contract described in this prospectus which your investment professional may or may not be authorized to offer to you. Each annuity has different features and optional benefits that may be appropriate for you based on your individual financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges you will pay when buying, owning and withdrawing money from the contract we describe in this prospectus may be more or less than the fees and charges of other variable annuities we issue. A securities broker dealer authorized to sell the contract described in this prospectus (selling firm) may not offer all the variable annuities we issue. In addition, some selling firms may not permit their investment professionals to sell the contract and/or optional benefits described in this prospectus to persons over a certain age (which may be lower than age limits we set), or may otherwise restrict the sale of the optional benefits described in this prospectus by their investment professionals. You should ask your investment professional about his or her selling firm's ability to offer you other variable annuities we issue (which might have lower fees and charges than the contract described in this prospectus), and any limits the selling firm has placed on your investment professional's ability to offer you the contract and/or optional riders described in this prospectus.

TABLE OF CONTENTS

KEY TERMS........................................   3
THE CONTRACT IN BRIEF............................   5
EXPENSE SUMMARY..................................   7
CONDENSED FINANCIAL INFORMATION..................  12
FINANCIAL STATEMENTS.............................  12
THE VARIABLE ACCOUNT AND THE FUNDS...............  12
THE FIXED ACCOUNT................................  24
BUYING YOUR CONTRACT.............................  25
CHARGES..........................................  27
VALUING YOUR INVESTMENT..........................  31
MAKING THE MOST OF YOUR CONTRACT.................  32
WITHDRAWALS......................................  40
TSA -- SPECIAL WITHDRAWAL PROVISIONS.............  41
CHANGING OWNERSHIP...............................  41
BENEFITS IN CASE OF DEATH........................  42
OPTIONAL BENEFITS................................  44
THE ANNUITY PAYOUT PERIOD........................  58
TAXES............................................  60
VOTING RIGHTS....................................  63
SUBSTITUTION OF INVESTMENTS......................  63
ABOUT THE SERVICE PROVIDERS......................  64
ADDITIONAL INFORMATION...........................
APPENDICES TABLE OF CONTENTS AND
  CROSS-REFERENCE TABLE..........................  66
APPENDIX A: EXAMPLE -- WITHDRAWAL CHARGES FOR
  CONTRACT OPTION B..............................  67
APPENDIX B: EXAMPLE -- DEATH BENEFITS............  72
APPENDIX C: EXAMPLE -- ACCUMULATION PROTECTOR
  BENEFIT(SM) RIDER..............................  73
APPENDIX D: EXAMPLE -- SECURESOURCE(SM) RIDERS...  75
APPENDIX E: SECURESOURCE(SM) RIDERS -- ADDITIONAL
  RMD DISCLOSURE.................................  79
TABLE OF CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION.........................  81

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  2  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 3.5%. If you select Contract Option B, you may request we substitute an assumed investment rate of 5.0%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract, or a certificate showing your interest under a group annuity contract, that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: Our general account which includes the one-year fixed account (if available) and the DCA fixed account. Amounts you allocate to the fixed account earn interest rates we declare periodically. The one-year fixed account is not available with Contract Option C.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of the funds.

OWNER (YOU, YOUR): The person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

- Roth IRAs under Section 408A of the Code

- Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

- Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to your contract.

RIVERSOURCE LIFE OF NY: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of
--------------------------------------------------------------------------------
        RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS   3
business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

--------------------------------------------------------------------------------
  4  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

THE CONTRACT IN BRIEF

This prospectus describes two contracts. Each contract has different expenses. Contract Option B has lower expenses than Contract Option C. Contract Option B has a seven-year withdrawal charge schedule that applies to each purchase payment you make. Contract Option C eliminates the purchase payment withdrawal charge schedule, but has a higher mortality and expense risk fee than Contract Option B for the duration of the contract. Contract Option B includes the option to purchase a living benefit rider; living benefit riders are not available on Contract Option C. Your investment professional can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to keep your contract.

PURPOSE: These contracts allow you to accumulate money for retirement or similar long term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the one-year fixed account (Contract Option B only), the DCA fixed account and/or subaccounts of the variable account under the contract; however you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of a contract. You may be able to purchase an optional benefit to reduce the investment risk you assume. Beginning at a specified time in the future called the retirement date, these contracts provide lifetime or other forms of payouts of your contract value (less any applicable premium tax).

BUYING A CONTRACT: There are many factors to consider carefully before you buy a variable annuity and any optional benefit rider. Variable annuities -- with or without optional benefit riders -- are not right for everyone. MAKE SURE YOU HAVE ALL THE FACTS YOU NEED BEFORE YOU PURCHASE A VARIABLE ANNUITY OR CHOOSE AN OPTIONAL BENEFIT RIDER.

Some of the factors you may wish to consider include:

- "Tax-free" exchanges: It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.

- Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

- Taxes: Generally, income earned on your contract value grows tax-deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and non-qualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 60)

- Your age: if you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit. Older persons who are considering buying a variable annuity may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.

- How long you intend to keep the contract: The contract has withdrawal charges (p. 7). Does the contract meet your current and anticipated future need for liquidity?

- If you can afford the contract: are your annual income and assets adequate to buy the annuity and any optional benefit riders you may choose?

- The fees and expenses you will pay when buying, owning and withdrawing money from this contract. (p. 7)

- How and when you plan to take money from the contract: under current tax law, withdrawals, including withdrawals made under optional benefit riders, are taxed differently than annuity payouts. In addition, certain withdrawals may be subject to a federal income tax penalty. (p. 40)

- Your investment objectives, how much experience you have in managing investments and how much risk you are you willing to accept.

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        RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS   5

- Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, this contract is not suitable for you and you should not buy it. (p. 37)

FREE LOOK PERIOD: You may return your contract to your investment professional or to our home office within the time stated on the first page of your contract. We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate purchase payments among the:

- subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 12)

- the one-year fixed account (Contract Option B only), which earns interest at rates that we adjust periodically. There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see "Buying Your Contract" and "Transfer policies"). (p. 24)

- DCA fixed account, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account (see "DCA Fixed Account"). (p. 24)

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Transfers into the DCA fixed account are not permitted. We reserve the right to limit transfers to the one-year fixed account (if available) if the interest rate we are then currently crediting is equal to the minimum interest rate stated in the contract. (p. 37)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences. Certain other restrictions may apply. (p. 40)

OPTIONAL BENEFITS: You can buy additional benefits with your contract. Under Contract Option B, we offer optional living benefits, including: a guaranteed contract value on a future date ("Accumulation Protector Benefit(SM) Rider" p.
44) and a guaranteed minimum withdrawal benefit that permits you to withdraw a guaranteed amount from the contract over a period of time, which may include, under limited circumstances, the lifetime of a single person
(SecureSource(SM) - Single Life) or the lifetime of you and your spouse (SecureSource(SM) - Joint Life) ("SecureSource(SM) Riders" p. 46). Optional living benefits require the use of a model portfolio which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of withdrawals that can be taken under the optional benefit during a contract year (p. 33). Optional benefits may have eligibility requirements.

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount based on the death benefit selected. (p. 42)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you buy a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The DCA fixed account is not available during the payout period. (p. 58)

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  6  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE
(Contingent deferred sales charge as a percentage of purchase payments withdrawn)

You select either contract Option B or Option C at the time of application. Option C has no withdrawal charge schedule but carries a higher mortality and expense risk fee than Option B for the duration of the contract.

         CONTRACT OPTION B
        YEARS FROM PURCHASE                   WITHDRAWAL CHARGE
          PAYMENT RECEIPT                         PERCENTAGE
                1-2                                   8%
                 3                                    7
                 4                                    6
                 5                                    5
                 6                                    4
                 7                                    2
                Thereafter                            0

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIC PERIOD:
Under this annuity payout plan, in most cases you can elect to take a withdrawal of the remaining variable payouts. If you take a withdrawal we impose a withdrawal charge. This charge will vary based on the death benefit guarantee and the assumed investment rate (AIR) you selected for the variable payouts. The withdrawal charge equals the present value of the remaining variable payouts using an AIR of:

- 3.5% for Contract Option C, and

- either 3.5% or 5.0% for Contract Option B,

minus the present value of the remaining variable payouts using the applicable discount rate shown in the table below. (See "Charges -- Withdrawal Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

                                                                WITH AIR OF 3.5%, YOUR                  WITH AIR OF 5%, YOUR
                                                             DISCOUNT RATE PERCENT (%) IS:          DISCOUNT RATE PERCENT (%) IS:
 CONTRACT OPTION B                                                       5.90%                                  7.40%
 CONTRACT OPTION C                                                       6.65%                                    NA

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average daily subaccount value.)

YOU MUST CHOOSE EITHER CONTRACT OPTION B OR OPTION C AND ONE OF THE TWO DEATH BENEFIT GUARANTEES. THE COMBINATION YOU CHOOSE DETERMINES THE MORTALITY AND EXPENSE RISK FEE YOU PAY. THE TABLE BELOW SHOWS THE COMBINATIONS AVAILABLE TO YOU AND THEIR COST. THE VARIABLE ACCOUNT ADMINISTRATIVE CHARGE IS IN ADDITION TO THE MORTALITY AND EXPENSE RISK FEE.

                                                      TOTAL MORTALITY AND            VARIABLE ACCOUNT             TOTAL VARIABLE
                                                       EXPENSE RISK FEE            ADMINISTRATIVE CHARGE          ACCOUNT EXPENSE
IF YOU SELECT CONTRACT OPTION B AND:
 ROP Death Benefit                                           0.90%                         0.15%                       1.05%
 MAV Death Benefit                                           1.10                          0.15                        1.25
IF YOU SELECT CONTRACT OPTION C AND:
 ROP Death Benefit                                           1.55%                         0.15%                       1.70%
 MAV Death Benefit                                           1.75                          0.15                        1.90

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        RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS   7

OTHER ANNUAL EXPENSES

 ANNUAL CONTRACT ADMINISTRATIVE CHARGE                         $40

(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)

OPTIONAL LIVING BENEFITS -- OFFERED UNDER CONTRACT OPTION B

If eligible, you may select one of the following optional living benefits. Each optional living benefit requires the use of an asset allocation model. The fees apply only if you elect one of these benefits.

 ACCUMULATION PROTECTOR BENEFIT(SM) RIDER FEE                 MAXIMUM: 1.75%     CURRENT: 0.55%

(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)

 SECURESOURCE(SM) - SINGLE LIFE RIDER FEE                     MAXIMUM: 1.50%     CURRENT: 0.65%
 SECURESOURCE(SM) - JOINT LIFE RIDER FEE                      MAXIMUM: 1.50%     CURRENT: 0.65%

(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2006, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS
(Including management fee, distribution and/or service (12b-1) fees and other expenses)(1)

                                                                MINIMUM                       MAXIMUM
 Total expenses before fee waivers and/or expense
 reimbursements                                                  0.51%                         1.86%

(1) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
                                                                                           ACQUIRED FUND              GROSS TOTAL
                                             MANAGEMENT        12B-1          OTHER          FEES AND                   ANNUAL
                                                FEES           FEES         EXPENSES        EXPENSES**                 EXPENSES
 AIM V.I. Capital Appreciation Fund, Series     0.61%           0.25%         0.30%             --%                      1.16%(1)
 II Shares
 AIM V.I. Capital Development Fund, Series      0.75            0.25          0.34             0.01                      1.35(1),(2)
 II Shares
 AIM V.I. Global Health Care Fund, Series       0.75            0.25          0.35             0.01                      1.36(1)
 II Shares
 AIM V.I. International Growth Fund, Series     0.72            0.25          0.38             0.01                      1.36(1)
 II Shares
 AllianceBernstein VPS Global Technology        0.75            0.25          0.18               --                      1.18
 Portfolio (Class B)
 AllianceBernstein VPS Growth and Income        0.55            0.25          0.06               --                      0.86
 Portfolio (Class B)
 AllianceBernstein VPS International Value      0.75            0.25          0.10               --                      1.10
 Portfolio (Class B)
 American Century VP Mid Cap Value, Class       0.90            0.25            --               --                      1.15
 II
 American Century VP Ultra(R), Class II         0.90            0.25            --               --                      1.15
 American Century VP Value, Class II            0.83            0.25            --               --                      1.08
 Columbia High Yield Fund, Variable Series,     0.55            0.25          0.32               --                      1.12(3)
 Class B
 Columbia Marsico Growth Fund, Variable         0.74              --          0.27               --                      1.01(3)
 Series, Class A
 Columbia Marsico International                 0.80            0.25          0.32               --                      1.37(3)
 Opportunities Fund, Variable Series, Class
 B
 Columbia Small Cap Value Fund, Variable        0.80            0.25          0.11               --                      1.16(4)
 Series, Class B
 Credit Suisse Trust - Commodity Return         0.50            0.25          0.51               --                      1.26(5)
 Strategy Portfolio
 Dreyfus Variable Investment Fund               0.75            0.25          0.28               --                      1.28
 International Equity Portfolio, Service
 Shares
 Dreyfus Variable Investment Fund               1.00            0.25          0.19               --                      1.44(6)
 International Value Portfolio, Service
 Shares

--------------------------------------------------------------------------------
  8  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
                                                                                                  ACQUIRED FUND
                                  MANAGEMENT              12B-1                OTHER                FEES AND
                                     FEES                 FEES               EXPENSES              EXPENSES**
 Eaton Vance VT Floating-Rate           0.57%              0.25%                  0.37%                   --%
 Income Fund
 Fidelity(R) VIP                        0.57               0.25                   0.09                     --
 Contrafund(R) Portfolio
 Service Class 2
 Fidelity(R) VIP Investment             0.32               0.25                   0.12                     --
 Grade Bond Portfolio Service
 Class 2
 Fidelity(R) VIP Mid Cap                0.57               0.25                   0.11                     --
 Portfolio Service Class 2
 Fidelity(R) VIP Overseas               0.72               0.25                   0.16                     --
 Portfolio Service Class 2
 FTVIPT Franklin Income                 0.46               0.25                   0.01                     --
 Securities Fund - Class 2
 FTVIPT Templeton Global                0.56               0.25                   0.16                     --
 Income Securities
 Fund - Class 2
 FTVIPT Templeton Growth                0.74               0.25                   0.04                     --
 Securities Fund - Class 2
 Goldman Sachs VIT Mid Cap              0.80                 --                   0.07                     --
 Value Fund - Institutional
 Shares
 Goldman Sachs VIT Structured           0.65                 --                   0.07                     --
 U.S. Equity
 Fund - Institutional Shares
 Janus Aspen Series Large Cap           0.64               0.25                   0.05                     --
 Growth Portfolio: Service
 Shares
 Legg Mason Partners Variable           0.75                 --                   0.21                     --
 Small Cap Growth Portfolio,
 Class I
 MFS(R) Total Return                    0.75               0.25                   0.10                     --
 Series - Service Class
 MFS(R) Utilities                       0.75               0.25                   0.11                     --
 Series - Service Class
 Oppenheimer Capital                    0.64               0.25                   0.03                     --
 Appreciation Fund/VA,
 Service Shares
 Oppenheimer Global                     0.62               0.25                   0.04                     --
 Securities Fund/VA, Service
 Shares
 Oppenheimer Main Street                0.72               0.25                   0.03                     --
 Small Cap Fund/VA, Service
 Shares
 Oppenheimer Strategic Bond             0.62               0.25                   0.02                     --
 Fund/VA, Service Shares
 PIMCO VIT All Asset                    0.18               0.25                   0.25                   0.61
 Portfolio, Advisor Share
 Class
 RiverSource(R) Variable                0.33               0.13                   0.14                     --
 Portfolio - Cash Management
 Fund
 RiverSource(R) Variable                0.46               0.13                   0.15                     --
 Portfolio - Diversified Bond
 Fund
 RiverSource(R) Variable                0.64               0.13                   0.14                     --
 Portfolio - Diversified
 Equity Income Fund
 RiverSource(R) Variable                1.13               0.13                   0.25                     --
 Portfolio - Emerging Markets
 Fund
 RiverSource(R) Variable                0.72               0.13                   0.17                     --
 Portfolio - Fundamental
 Value Fund
 RiverSource(R) Variable                0.44               0.13                   0.15                     --
 Portfolio - Global Inflation
 Protected Securities Fund
 RiverSource(R) Variable                0.71               0.13                   0.17                     --
 Portfolio - Growth Fund
 RiverSource(R) Variable                0.59               0.13                   0.16                     --
 Portfolio - High Yield Bond
 Fund
 RiverSource(R) Variable                0.61               0.13                   0.16                     --
 Portfolio - Income
 Opportunities Fund
 RiverSource(R) Variable                0.76               0.13                   0.19                     --
 Portfolio - International
 Opportunity Fund
 RiverSource(R) Variable                0.57               0.13                   0.13                     --
 Portfolio - Large Cap Equity
 Fund
 RiverSource(R) Variable                0.72               0.13                   0.22                     --
 Portfolio - Mid Cap Value
 Fund
 RiverSource(R) Variable                0.22               0.13                   0.16                     --
 Portfolio - S&P 500 Index
 Fund
 RiverSource(R) Variable                0.72               0.13                   0.37                     --
 Portfolio - Select Value
 Fund
 RiverSource(R) Variable                0.48               0.13                   0.16                     --
 Portfolio - Short Duration
 U.S. Government Fund
 RiverSource(R) Variable                1.00               0.13                   0.19                     --
 Portfolio - Small Cap Value
 Fund
 Van Kampen Life Investment             0.56               0.25                   0.03                     --
 Trust Comstock Portfolio,
 Class II Shares
 Van Kampen UIF Global Real             0.85               0.35                   0.66                     --
 Estate Portfolio, Class II
 Shares
 Van Kampen UIF Mid Cap                 0.75               0.35                   0.31                     --
 Growth Portfolio, Class II
 Shares
 Wanger International Small             0.91                 --                   0.10                     --
 Cap
 Wanger U.S. Smaller                    0.90                 --                   0.05                     --
 Companies

TOTAL ANNUAL OPERATING EXPENS
(Before fee waivers and/or ex
                               GROSS TOTAL
                                 ANNUAL
                                EXPENSES
 Eaton Vance VT Floating-Rate     1.19%
 Income Fund
 Fidelity(R) VIP                  0.91
 Contrafund(R) Portfolio
 Service Class 2
 Fidelity(R) VIP Investment       0.69
 Grade Bond Portfolio Service
 Class 2
 Fidelity(R) VIP Mid Cap          0.93
 Portfolio Service Class 2
 Fidelity(R) VIP Overseas         1.13
 Portfolio Service Class 2
 FTVIPT Franklin Income           0.72
 Securities Fund - Class 2
 FTVIPT Templeton Global          0.97
 Income Securities
 Fund - Class 2
 FTVIPT Templeton Growth          1.03
 Securities Fund - Class 2
 Goldman Sachs VIT Mid Cap        0.87(7)
 Value Fund - Institutional
 Shares
 Goldman Sachs VIT Structured     0.72(7)
 U.S. Equity
 Fund - Institutional Shares
 Janus Aspen Series Large Cap     0.94
 Growth Portfolio: Service
 Shares
 Legg Mason Partners Variable     0.96
 Small Cap Growth Portfolio,
 Class I
 MFS(R) Total Return              1.10(8)
 Series - Service Class
 MFS(R) Utilities                 1.11
 Series - Service Class
 Oppenheimer Capital              0.92(9)
 Appreciation Fund/VA,
 Service Shares
 Oppenheimer Global               0.91(9)
 Securities Fund/VA, Service
 Shares
 Oppenheimer Main Street          1.00(9)
 Small Cap Fund/VA, Service
 Shares
 Oppenheimer Strategic Bond       0.89(9)
 Fund/VA, Service Shares
 PIMCO VIT All Asset              1.29
 Portfolio, Advisor Share
 Class
 RiverSource(R) Variable          0.60(10)
 Portfolio - Cash Management
 Fund
 RiverSource(R) Variable          0.74(10)
 Portfolio - Diversified Bond
 Fund
 RiverSource(R) Variable          0.91(10),(11)
 Portfolio - Diversified
 Equity Income Fund
 RiverSource(R) Variable          1.51(10),(11)
 Portfolio - Emerging Markets
 Fund
 RiverSource(R) Variable          1.02(10),(11),(12)
 Portfolio - Fundamental
 Value Fund
 RiverSource(R) Variable          0.72(10),(12)
 Portfolio - Global Inflation
 Protected Securities Fund
 RiverSource(R) Variable          1.01(10),(11)
 Portfolio - Growth Fund
 RiverSource(R) Variable          0.88(10)
 Portfolio - High Yield Bond
 Fund
 RiverSource(R) Variable          0.90(10),(12)
 Portfolio - Income
 Opportunities Fund
 RiverSource(R) Variable          1.08(10),(11)
 Portfolio - International
 Opportunity Fund
 RiverSource(R) Variable          0.83(10),(11)
 Portfolio - Large Cap Equity
 Fund
 RiverSource(R) Variable          1.07(10),(11),(12)
 Portfolio - Mid Cap Value
 Fund
 RiverSource(R) Variable          0.51(10),(12)
 Portfolio - S&P 500 Index
 Fund
 RiverSource(R) Variable          1.22(10),(11),(12)
 Portfolio - Select Value
 Fund
 RiverSource(R) Variable          0.77(10)
 Portfolio - Short Duration
 U.S. Government Fund
 RiverSource(R) Variable          1.32(10),(11),(12)
 Portfolio - Small Cap Value
 Fund
 Van Kampen Life Investment       0.84
 Trust Comstock Portfolio,
 Class II Shares
 Van Kampen UIF Global Real       1.86(13)
 Estate Portfolio, Class II
 Shares
 Van Kampen UIF Mid Cap           1.41(13)
 Growth Portfolio, Class II
 Shares
 Wanger International Small       1.01
 Cap
 Wanger U.S. Smaller              0.95
 Companies

* The Funds provided the information on their expenses and we have not independently verified the information.
** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).
(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series II shares to 1.45% of average daily net assets. This expense limitation is in effect through at least April 30, 2008.
(2) Through April 30, 2008, the Fund's advisor has contractually agreed to waive a portion of its advisory fees. After fee waivers and expense reimbursements net expenses would be 1.34% for AIM V.I. Capital Development Fund, Series II Shares.

--------------------------------------------------------------------------------
        RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS   9

(3) The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees. The Fund's Investment Adviser and Distributor have contractually agreed to waive advisory fees and reimburse the Fund for certain expenses (subject to certain exclusions) through April 30, 2008. After fee waivers and expense reimbursements net expenses would be 0.66% for Columbia High Yield Fund, Variable Series, Class B. There is no guarantee that these waivers and/or limitations will continue after April 30, 2008.
(4) Other expenses have been restated to reflect contractual changes to fees paid by the Fund. The Fund's Advisor and Distributor have voluntarily agreed to waive fees and reimburse the Fund for certain expenses (subject to certain exclusions). After fee waivers and expense reimbursements net expenses would be 1.10% for Columbia Small Cap Value Fund, Variable Series, Class B. This arrangement may be modified or terminated by the advisor or distributor at any time.
(5) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio.
(6) The Dreyfus Corporation has agreed, until Dec. 31, 2007, to waive receipt of its fees and/or assume the expenses of the portfolio so that the net expenses (subject to certain exclusions) do not exceed 1.40% for Dreyfus Variable Investment Fund International Value Portfolio, Service Shares.
(7) "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed in the table above. The Investment Adviser has voluntarily agreed to limit "Other expenses" (subject to certain exclusions) to the extent that such expenses exceed, on an annual basis, 0.054% of the Fund's average daily net assets for Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares and 0.044% of the Fund's average daily net assets for Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares. The Investment Adviser may cease or modify the expense limitations at its discretion at anytime. If this occurs, other expenses and total annual operating expenses may increase without shareholder approval.
(8) The Fund's management fee as set forth in its Investment Advisory Agreement is 0.75% of average daily net assets annually. MFS has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $3 billion. For the Fund's most recent fiscal year, the effective management fee was 0.73% of average daily net assets. This written agreement will remain in effect until modified by the Fund's Board of Trustees.
(9) The "Other expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2006, the transfer agent fees did not exceed this expense limitation. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. After fee waivers and expense reimbursements, the net expenses would have been 0.88% for Oppenheimer Strategic Bond Fund/VA, Service Shares.
(10) The Fund's expense figures are based on actual expenses for the four month period ended Dec. 31, 2006, adjusted to an annual basis.
(11) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.01% for RiverSource(R) Variable Portfolio - Fundamental Value Fund and 0.06% for RiverSource(R) Variable Portfolio - Select Value Fund. Includes the impact of a performance incentive adjustment that increased the management fee by 0.07% for RiverSource(R) Variable Portfolio - Diversified Equity Income Fund, 0.04% for RiverSource(R) Variable Portfolio - Emerging Markets Fund, 0.11% for RiverSource(R) Variable Portfolio - Growth Fund, 0.01% for RiverSource(R) Variable Portfolio - International Opportunity Fund, 0.01% for RiverSource(R) Variable Portfolio - Large Cap Equity Fund, 0.02% for RiverSource(R) Variable Portfolio - Mid Cap Value Fund and 0.05% for RiverSource(R) Variable Portfolio - Small Cap Value Fund.
(12) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed: 1.07% for RiverSource(R) Variable Portfolio - Fundamental Value Fund, 0.72% for RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund, 0.99% for RiverSource(R) Variable
      Portfolio - Income Opportunities Fund, 1.08% for RiverSource(R) Variable Portfolio - Mid Cap Value Fund, 0.495% for RiverSource(R) Variable Portfolio - S&P 500 Index Fund, 1.00% for RiverSource(R) Variable Portfolio - Select Value Fund and 1.20% for RiverSource(R) Variable Portfolio - Small Cap Value Fund.
(13) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion of or all of its management fee and/or reimburse expenses to the extent necessary to limit total annual operating expenses (subject to certain exclusions). Additionally, the distributor has agreed to voluntarily waive a portion of the 12b-1 fee for Class II shares. After these fee waivers/reimbursements, net expenses would have been 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares.

--------------------------------------------------------------------------------
  10  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

OFFERED UNDER CONTRACT OPTION B

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the MAV Death Benefit and the Accumulation Protector Benefit(SM) Rider(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                         IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                      IF YOU WITHDRAW YOUR CONTRACT                    OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                AT THE END OF THE APPLICABLE TIME PERIOD:             AT THE END OF THE APPLICABLE TIME PERIOD:
                               1 YEAR     3 YEARS     5 YEARS     10 YEARS           1 YEAR     3 YEARS     5 YEARS     10 YEARS
 Contract Option B             $1,302      $2,206      $3,010      $5,017             $502       $1,506      $2,510      $5,017

OFFERED UNDER CONTRACT OPTION C

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the MAV Death Benefit(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                         IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                      IF YOU WITHDRAW YOUR CONTRACT                    OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                AT THE END OF THE APPLICABLE TIME PERIOD:             AT THE END OF THE APPLICABLE TIME PERIOD:
                               1 YEAR     3 YEARS     5 YEARS     10 YEARS           1 YEAR     3 YEARS     5 YEARS     10 YEARS
 Contract Option C              $390       $1,181      $1,991      $4,094             $390       $1,181      $1,991      $4,094

ALL CONTRACTS

MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROP Death Benefit and do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                         IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                      IF YOU WITHDRAW YOUR CONTRACT                    OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                AT THE END OF THE APPLICABLE TIME PERIOD:             AT THE END OF THE APPLICABLE TIME PERIOD:
                               1 YEAR     3 YEARS     5 YEARS     10 YEARS           1 YEAR     3 YEARS     5 YEARS     10 YEARS
 Contract Option B              $964       $1,209      $1,377      $1,912             $164        $509       $  877      $1,912
 Contract Option C               231          711       1,217       2,607              231         711        1,217       2,607

(1) In these examples, the $40 contract administrative charge is estimated as a 0.040% charge for both Option B and Option C. These percentages are approximated based on our estimated average contract size.
(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

--------------------------------------------------------------------------------
       RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS   11

CONDENSED FINANCIAL INFORMATION

We are not providing condensed financial information for subaccounts because they are new and did not exist as of Dec. 31, 2006.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts with financial history in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statements date.

THE VARIABLE ACCOUNT AND THE FUNDS

VARIABLE ACCOUNT. The variable account was established under New York law on Oct. 12, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS. This contract currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example,

--------------------------------------------------------------------------------
  12 RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Portfolio Funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Portfolio funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2006.

  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including, but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating investment professionals who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and investment professionals.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Institutions Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.

--------------------------------------------------------------------------------
       RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS   13

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

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  14  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

UNLESS AN ASSET ALLOCATION PROGRAM WE OFFER IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
AIM V.I. Capital              Growth of capital. Invests principally in         A I M Advisors, Inc.
Appreciation Fund, Series II  common stocks of companies likely to benefit
Shares                        from new or innovative products, services or
                              processes as well as those with above-average
                              long-term growth and excellent prospects for
                              future growth. The fund can invest up to 25% of
                              its total assets in foreign securities that
                              involve risks not associated with investing
                              solely in the United States.
AIM V.I. Capital Development  Long-term growth of capital. Invests primarily    A I M Advisors, Inc.
Fund, Series II Shares        in securities (including common stocks,
                              convertible securities and bonds) of small- and
                              medium-sized companies. The Fund may invest up
                              to 25% of its total assets in foreign
                              securities.
AIM V.I. Global Health Care   Capital Growth. The fund seeks to meet its        A I M Advisors, Inc.
Fund, Series II Shares        objective by investing, normally, at least 80%
                              of its assets in securities of health care
                              industry companies. The fund may invest up to
                              20% of its total assets in companies located in
                              developing countries, i.e., those countries
                              that are in the initial stages of their
                              industrial cycles. The fund may also invest up
                              to 5% of its total assets in lower-quality debt
                              securities, i.e., junk bonds.
AIM V.I. International        Long-term growth of capital. Invests primarily    A I M Advisors, Inc.
Growth Fund, Series II        in a diversified portfolio of international
Shares                        equity securities, whose issuers are considered
                              to have strong earnings momentum. The fund may
                              invest up to 20% of its total assets in
                              security issuers located in developing
                              countries and in securities exchangeable for or
                              convertible into equity securities of foreign
                              companies.
AllianceBernstein VPS Global  Long-term growth of capital. The Fund invests     AllianceBernstein L.P.
Technology Portfolio (Class   at least 80% of its net assets in securities of
B)                            companies that use technology extensively in
                              the development of new or improved products or
                              processes. Invests in a global portfolio of
                              securities of U.S. and foreign companies
                              selected for their growth potential.
AllianceBernstein VPS Growth  Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
and Income Portfolio (Class   in the equity securities of domestic companies
B)                            that the Advisor deems to be undervalued.
AllianceBernstein VPS         Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
International Value           in a diversified portfolio of equity securities
Portfolio (Class B)           of established companies selected from more
                              than 40 industries and from more than 40
                              developed and emerging market countries.

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       RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS   15

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
American Century VP Mid Cap   Long-term capital growth with income as           American Century Investment Management,
Value, Class II               secondary objective. Invests primarily in         Inc.
                              stocks of companies that management believes
                              are undervalued at the time of purchase. The
                              fund will invest at least 80% of its assets in
                              securities of companies whose market
                              capitalization at the time of purchase is
                              within the capitalization range of the Russell
                              3000 Index, excluding the largest 100 such
                              companies.
American Century VP           Long-term capital growth. Analytical research     American Century Investment Management,
Ultra(R), Class II            tools and techniques are used to identify the     Inc.
                              stocks of larger-sized companies that appear to
                              have the best opportunity of sustaining
                              long-term above average growth.
American Century VP Value,    Long-term capital growth, with income as a        American Century Investment Management,
Class II                      secondary objective. Invests primarily in         Inc.
                              stocks of companies that management believes to
                              be undervalued at the time of purchase.
Columbia High Yield Fund,     High level of current income with capital         Columbia Management Advisors, LLC
Variable Series, Class B      appreciation as a secondary objective when
                              consistent with the goal of high current
                              income. The Fund normally invests at least 80%
                              of its net assets (plus any borrowings for
                              investment purposes) in high yielding corporate
                              debt securities, such as bonds, debentures and
                              notes that are rated below investment grade, or
                              unrated securities which the Fund's investment
                              advisor has determined to be of comparable
                              quality. No more than 10% of the Fund's total
                              assets will normally be invested in securities
                              rated CCC or lower by S&P or Caa or lower by
                              Moody's.
Columbia Marsico Growth       Long-term growth of capital. The Fund invests     Columbia Management Advisors, LLC,
Fund, Variable Series, Class  primarily in equity securities of                 adviser; Marsico Capital Management,
A                             large-capitalization companies that are           LLC, sub-adviser
                              selected for their growth potential. It
                              generally holds a core position of between 35
                              and 50 common stocks. It may hold up to 25% of
                              its assets in foreign securities.
Columbia Marsico              Long-term growth of capital. The Fund normally    Columbia Management Advisors, LLC,
International Opportunities   invests at least 65% of its assets in common      adviser; Marsico Capital Management,
Fund, Variable Series, Class  stocks of foreign companies. While the Fund may   LLC, sub-adviser
B                             invest in companies of any size, it focuses on
                              large companies. These companies are selected
                              for their long-term growth potential. The Fund
                              normally invests in issuers from at least three
                              different countries not including the United
                              States and generally holds a core position of
                              35 to 50 common stocks. The Fund may invest in
                              common stocks of companies operating in
                              emerging markets.
Columbia Small Cap Value      Long-term growth by investing primarily in        Columbia Management Advisors, LLC
Fund, Variable Series, Class  smaller capitalization (small-cap) equities.
B                             Under normal market conditions, the Fund
                              invests at least 80% of its net assets (plus
                              any borrowings for investment purposes) in
                              small-cap stocks. When purchasing securities
                              for the Fund, the advisor generally chooses
                              securities of companies it believes are
                              undervalued. The Fund may invest up to 10% of
                              its assets in foreign securities.

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  16  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Credit Suisse Trust -         Total Return. Invests in commodity-linked         Credit Suisse Asset Management, LLC
Commodity Return Strategy     derivative instruments backed by a portfolio of
Portfolio                     short-maturity investment-grade fixed income
                              securities normally having an average duration
                              of one year or less.
Dreyfus Variable Investment   Capital growth. To pursue this goal, the          The Dreyfus Corporation
Fund International Equity     portfolio primarily invests in growth stocks of
Portfolio, Service Shares     foreign companies. Normally, the portfolio
                              invests at least 80% of its assets in stocks,
                              including common stocks, preferred stocks and
                              convertible securities, including those
                              purchased in initial public offering.
Dreyfus Variable Investment   Long-term capital growth. To pursue this goal,    The Dreyfus Corporation
Fund International Value      the portfolio normally invests at least 80% of
Portfolio, Service Shares     its assets in stocks. The portfolio ordinarily
                              invests most of its assets in securities of
                              foreign companies which Dreyfus considers to be
                              value companies. The portfolio's stock
                              investments may include common stocks,
                              preferred stocks and convertible securities,
                              including those purchased in initial public
                              offerings or shortly thereafter. The portfolio
                              may invest in companies of any size. The
                              portfolio may also invest in companies located
                              in emerging markets.
Eaton Vance VT                High level of current income. Non-diversified     Eaton Vance Management
Floating-Rate Income Fund     mutual fund that normally invests primarily in
                              senior floating rate loans ("Senior Loans").
                              Senior Loans typically are of below investment
                              grade quality and have below investment grade
                              credit ratings, which ratings are associated
                              with having high risk, speculative
                              characteristics. Investments are actively
                              managed, and may be bought or sold on a daily
                              basis (although loans are generally held until
                              repaid). The investment adviser's staff
                              monitors the credit quality of the Fund
                              holdings, as well as other investments that are
                              available. The Fund may invest up to 25% of its
                              total assets in foreign securities and may
                              engage in certain hedging transactions.
Fidelity(R) VIP               Long-term capital appreciation. Normally          Fidelity Management & Research Company
Contrafund(R) Portfolio       invests primarily in common stocks. Invests in    (FMR), investment manager; FMR U.K. and
Service Class 2               securities of companies whose value it believes   FMR Far East, sub-advisers.
                              is not fully recognized by the public. Invests
                              in either "growth" stocks or "value" stocks or
                              both. The fund invests in domestic and foreign
                              issuers.
Fidelity(R) VIP Investment    High level of current income consistent with      Fidelity Management & Research Company
Grade Bond Portfolio Service  the preservation of capital. Normally invests     (FMR), investment manager; FMR U.K.,
Class 2                       at least 80% of assets in investment-grade debt   FMR Far East, sub-advisers.
                              securities (those of medium and high quality)
                              of all types and repurchase agreements for
                              those securities.

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       RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS   17

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Fidelity(R) VIP Mid Cap       Long-term growth of capital. Normally invests     Fidelity Management & Research Company
Portfolio Service Class 2     primarily in common stocks. Normally invests at   (FMR), investment manager; FMR U.K.,
                              least 80% of assets in securities of companies    FMR Far East, sub-advisers.
                              with medium market capitalizations. May invest
                              in companies with smaller or larger market
                              capitalizations. Invests in domestic and
                              foreign issuers. The Fund invests in either
                              "growth" or "value" common stocks or both.
Fidelity(R) VIP Overseas      Long-term growth of capital. Normally invests     Fidelity Management & Research Company
Portfolio Service Class 2     primarily in common stocks of foreign             (FMR), investment manager; FMR U.K.,
                              securities. Normally invests at least 80% of      FMR Far East, Fidelity International
                              assets in non-U.S. securities.                    Investment Advisors (FIIA) and FIIA
                                                                                U.K., sub-advisers.
FTVIPT Franklin Income        Maximize income while maintaining prospects for   Franklin Advisers, Inc.
Securities Fund - Class 2     capital appreciation. The Fund normally invests
                              in both equity and debt securities. The Fund
                              seeks income by investing in corporate,
                              foreign, and U.S. Treasury bonds as well as
                              stocks with dividend yields the manager
                              believes are attractive.
FTVIPT Templeton Global       High current income consistent with               Franklin Advisers, Inc.
Income Securities Fund -      preservation of capital, with capital
Class 2                       appreciation as a secondary consideration. The
                              Fund normally invests mainly in debt securities
                              of governments and their political subdivisions
                              and agencies, supranational organizations and
                              companies located anywhere in the world,
                              including emerging markets.
FTVIPT Templeton Growth       Long-term capital growth. The Fund normally       Franklin Advisers, Inc.
Securities Fund - Class 2     invests primarily in equity securities of
                              companies located anywhere in the world,
                              including those in the U.S. and in emerging
                              markets.

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  18  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Goldman Sachs VIT Mid Cap     Long-term capital appreciation. The Fund          Goldman Sachs Asset Management, L.P.
Value Fund - Institutional    invests, under normal circumstances, at least
Shares                        80% of its net assets plus any borrowings for
                              investment purposes (measured at time of
                              purchase) ("Net Assets") in a diversified
                              portfolio of equity investments in mid-cap
                              issuers with public stock market
                              capitalizations (based upon shares available
                              for trading on an unrestricted basis) within
                              the range of the market capitalization of
                              companies constituting the Russell Midcap(R)
                              Value Index at the time of investment. If the
                              market capitalization of a company held by the
                              Fund moves outside this range, the Fund may,
                              but is not required to, sell the securities.
                              The capitalization range of the Russell
                              Midcap(R) Value Index is currently between $613
                              million and $18.3 billion. Although the Fund
                              will invest primarily in publicly traded U.S.
                              securities, it may invest up to 25% of its Net
                              Assets in foreign securities, including
                              securities of issuers in countries with
                              emerging markets or economies ("emerging
                              countries") and securities quoted in foreign
                              currencies. The Fund may invest in the
                              aggregate up to 20% of its Net Assets in
                              companies with public stock market
                              capitalizations outside the range of companies
                              constituting the Russell Midcap(R) Value Index
                              at the time of investment and in fixed-income
                              securities, such as government, corporate and
                              bank debt obligations.
Goldman Sachs VIT Structured  Long-term growth of capital and dividend          Goldman Sachs Asset Management, L.P.
U.S. Equity                   income. The Fund invests, under normal
Fund - Institutional Shares   circumstances, at least 90% of its total assets
                              (not including securities lending collateral
                              and any investment of that collateral) measured
                              at time of purchase ("Total Assets") in a
                              diversified portfolio of equity investments in
                              U.S. issuers, including foreign companies that
                              are traded in the United States. However, it is
                              currently anticipated that, under normal
                              circumstances, the Fund will invest at least
                              95% of its net assets plus any borrowings for
                              investment purposes (measured at the time of
                              purchase) in such equity investments. The
                              Fund's investments are selected using both a
                              variety of quantitative techniques and
                              fundamental research in seeking to maximize the
                              Fund's expected return, while maintaining risk,
                              style, capitalization and industry
                              characteristics similar to the S&P 500 Index.
                              The Fund seeks a broad representation in most
                              major sectors of the U.S. economy and a
                              portfolio consisting of companies with average
                              long-term earnings growth expectations and
                              dividend yields. The Fund is not required to
                              limit its investments to securities in the S&P
                              500 Index. The Fund's investments in
                              fixed-income securities are limited to
                              securities that are considered cash
                              equivalents.

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       RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS   19

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Janus Aspen Series Large Cap  Long-term growth of capital in a manner           Janus Capital
Growth Portfolio: Service     consistent with the preservation of capital.
Shares                        Invests under normal circumstances at least 80%
                              of its net assets in common stocks of
                              large-sized companies. Large-sized companies
                              are those whose market capitalization falls
                              within the range of companies in the Russell
                              1000(R) Index at the time of purchase.
Legg Mason Partners Variable  Long-term growth of capital. Under normal         Legg Mason Partners Fund Advisor, LLC,
Small Cap Growth Portfolio,   circumstances, the fund invests at least 80% of   adviser; ClearBridge Advisors, LLC,
Class I                       its net assets in equity securities of            sub-adviser
                              companies with small market capitalizations and
                              related investments.
MFS(R) Total Return           Total return. Invests primarily in equity and     MFS Investment Management(R)
Series - Service Class        fixed income securities. MFS invests between
                              40% and 75% of the fund's net assets in equity
                              securities and at least 25% of the fund's total
                              assets in fixed-income senior securities.
MFS(R) Utilities Series -     Total return. Normally invests at least 80% of    MFS Investment Management(R)
Service Class                 the fund's net assets in securities of issuers
                              in the utilities industry.
Oppenheimer Capital           Capital appreciation. Invests in securities of    OppenheimerFunds, Inc.
Appreciation Fund/VA,         well-known, established companies.
Service Shares
Oppenheimer Global            Long-term capital appreciation. Invests mainly    OppenheimerFunds, Inc.
Securities Fund/VA, Service   in common stocks of U.S. and foreign issuers
Shares                        that are "growth-type" companies, cyclical
                              industries and special situations that are
                              considered to have appreciation possibilities.
Oppenheimer Main Street       Capital appreciation. Invests mainly in common    OppenheimerFunds, Inc.
Small Cap Fund/VA, Service    stocks of small-capitalization U.S. companies
Shares                        that the fund's investment manager believes
                              have favorable business trends or prospects.
Oppenheimer Strategic Bond    High level of current income principally          OppenheimerFunds, Inc.
Fund/VA, Service Shares       derived from interest on debt securities.
                              Invests mainly in three market sectors: debt
                              securities of foreign governments and
                              companies, U.S. government securities and
                              lower-rated high yield securities of U.S. and
                              foreign companies.
PIMCO VIT All Asset           Maximum real return consistent with               Pacific Investment Management Company
Portfolio, Advisor Share      preservation of real capital and prudent          LLC
Class                         investment management period. The Portfolio
                              seeks to achieve its investment objective by
                              investing under normal circumstances
                              substantially all of its assets in
                              Institutional Class shares of the PIMCO Funds,
                              an affiliated open-end investment company,
                              except the All Asset and All Asset All
                              Authority Funds ("Underlying Funds"). Though it
                              is anticipated that the Portfolio will not
                              currently invest in the European StocksPLUS(R)
                              TR Strategy, Far East (ex-Japan) StocksPLUS(R)
                              TR Strategy, Japanese StocksPLUS(R) TR
                              Strategy, StocksPLUS(R) Municipal-Backed and
                              StocksPLUS(R) TR Short Strategy Funds, the
                              Portfolio may invest in these Funds in the
                              future, without shareholder approval, at the
                              discretion of the Portfolio's asset allocation
                              sub-adviser.

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  20  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RiverSource Variable          Maximum current income consistent with            RiverSource Investments, LLC
Portfolio - Cash Management   liquidity and stability of principal. Invests
Fund                          primarily in money market instruments, such as
                              marketable debt obligations issued by
                              corporations or the U.S. government or its
                              agencies, bank certificates of deposit,
                              bankers' acceptances, letters of credit, and
                              commercial paper, including asset-backed
                              commercial paper.
RiverSource Variable          High level of current income while attempting     RiverSource Investments, LLC
Portfolio - Diversified Bond  to conserve the value of the investment for the
Fund                          longest period of time. Under normal market
                              conditions, the Fund invests at least 80% of
                              its net assets in bonds and other debt
                              securities. At least 50% of the Fund's net
                              assets will be invested in securities like
                              those included in the Lehman Brothers Aggregate
                              Bond Index (Index), which are investment grade
                              and denominated in U.S. dollars. The Index
                              includes securities issued by the U.S.
                              government, corporate bonds, and mortgage- and
                              asset-backed securities. Although the Fund
                              emphasizes high-and medium-quality debt
                              securities, it will assume some credit risk to
                              achieve higher yield and/or capital
                              appreciation by buying lower-quality (junk)
                              bonds.
RiverSource Variable          High level of current income and, as a            RiverSource Investments, LLC
Portfolio - Diversified       secondary goal, steady growth of capital. Under
Equity Income Fund            normal market conditions, the Fund invests at
                              least 80% of its net assets in dividend- paying
                              common and preferred stocks. The Fund may
                              invest up to 25% of its total assets in foreign
                              investments.
RiverSource Variable          Long-term capital growth. The Fund's assets are   RiverSource Investments, LLC, adviser;
Portfolio - Emerging Markets  primarily invested in equity securities of        Threadneedle International Limited, an
Fund                          emerging market companies. Under normal market    indirect wholly-owned subsidiary of
                              conditions, at least 80% of the Fund's net        Ameriprise Financial, sub-adviser.
                              assets will be invested in securities of
                              companies that are located in emerging market
                              countries, or that earn 50% or more of their
                              total revenues from goods and services produced
                              in emerging market countries or from sales made
                              in emerging market countries.
RiverSource Variable          Long-term capital growth. The Fund's assets are   RiverSource Investments, LLC, adviser;
Portfolio - Fundamental       primarily invested in equity securities of U.S.   Davis Selected Advisers, L.P.,
Value Fund                    companies. Under normal market conditions, the    subadviser
                              Fund's net assets will be invested primarily in
                              companies with market capitalizations of at
                              least $5 billion at the time of the Fund's
                              investment.
RiverSource Variable          Total return that exceeds the rate of inflation   RiverSource Investments, LLC
Portfolio - Global Inflation  over the long-term. Non-diversified mutual fund
Protected Securities Fund     that, under normal market conditions, invests
                              at least 80% of its net assets in
                              inflation-protected debt securities. These
                              securities include inflation-indexed bonds of
                              varying maturities issued by U.S. and foreign
                              governments, their agencies or
                              instrumentalities, and corporations.

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       RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS   21

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RiverSource Variable          Long-term capital growth. Invests primarily in    RiverSource Investments, LLC
Portfolio - Growth Fund       common stocks and securities convertible into
                              common stocks that appear to offer growth
                              opportunities. These growth opportunities could
                              result from new management, market
                              developments, or technological superiority. The
                              Fund may invest up to 25% of its total assets
                              in foreign investments.
RiverSource Variable          High current income, with capital growth as a     RiverSource Investments, LLC
Portfolio - High Yield Bond   secondary objective. Under normal market
Fund                          conditions, the Fund will invest at least 80%
                              of its net assets in high-yield debt
                              instruments (commonly referred to as "junk")
                              including corporate debt securities as well as
                              bank loans rated below investment grade by a
                              nationally recognized statistical rating
                              organization, or if unrated, determined to be
                              of comparable quality. Up to 25% of the Fund
                              may be invested in high yield debt instruments
                              of foreign issuers.
RiverSource Variable          High total return through current income and      RiverSource Investments, LLC
Portfolio - Income            capital appreciation. Under normal market
Opportunities Fund            conditions, the Fund's assets are invested
                              primarily in income-producing debt securities,
                              with an emphasis on the higher rated segment of
                              the high-yield (junk bond) market. These
                              income-producing debt securities include
                              corporate debt securities as well as bank
                              loans. The Fund will purchase only securities
                              rated B or above, or unrated securities
                              believed to be of the same quality. If a
                              security falls below a B rating, the Fund may
                              continue to hold the security. Up to 25% of the
                              Fund may be in foreign investments.
RiverSource Variable          Capital appreciation. Invests primarily in        RiverSource Investments, LLC, adviser;
Portfolio - International     equity securities of foreign issuers that are     Threadneedle
Opportunity Fund              believed to offer strong growth potential. The    International Limited, an indirect
                              Fund may invest in developed and in emerging      wholly-owned subsidiary of Ameriprise
                              markets.                                          Financial, sub-adviser.
RiverSource Variable          Capital appreciation. Under normal market         RiverSource Investments, LLC
Portfolio - Large Cap Equity  conditions, the Fund invests at least 80% of
Fund                          its net assets in equity securities of
                              companies with market capitalization greater
                              than $5 billion at the time of purchase.
RiverSource Variable          Long-term growth of capital. Under normal         RiverSource Investments, LLC
Portfolio - Mid Cap Value     circumstances, the Fund invests at least 80% of
Fund                          its net assets (including the amount of any
                              borrowings for investment purposes) in equity
                              securities of medium-sized companies.
                              Medium-sized companies are those whose market
                              capitalizations at the time of purchase fall
                              within the range of the Russell Midcap(R) Value
                              Index.

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  22  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RiverSource Variable          Long-term capital appreciation. The Fund seeks    RiverSource Investments, LLC
Portfolio - S&P 500 Index     to provide investment results that correspond
Fund                          to the total return (the combination of
                              appreciation and income) of
                              large-capitalization stocks of U.S. companies.
                              The Fund invests in common stocks included in
                              the Standard & Poor's 500 Composite Stock Price
                              Index (S&P 500). The S&P 500 is made up
                              primarily of large-capitalization companies
                              that represent a broad spectrum of the U.S.
                              economy.
RiverSource Variable          Long-term growth of capital. Invests primarily    RiverSource Investments, LLC, adviser;
Portfolio - Select Value      in equity securities of mid cap companies as      Systematic Financial Management, L.P.
Fund                          well as companies with larger and smaller         and WEDGE Capital Management L.L.P.,
                              market capitalizations. The Fund considers        sub- advisers
                              mid-cap companies to be either those with a
                              market capitalization of up to $10 billion or
                              those whose market capitalization falls within
                              range of the Russell 3000(R) Value Index.
                              (Effective January 1, 2008, $10 billion will be
                              replaced with $15 billion, and Russell (3000(R)
                              Value Index will be replaced with Russell
                              MidCap(R) Value Index)
RiverSource Variable          High level of current income and safety of        RiverSource Investments, LLC
Portfolio - Short Duration    principal consistent with investment in U.S.
U.S. Government Fund          government and government agency securities.
                              Under normal market conditions, at least 80% of
                              the Fund's net assets are invested in
                              securities issued or guaranteed as to principal
                              and interest by the U.S. government, its
                              agencies or instrumentalities.
RiverSource Variable          Long-term capital appreciation. Under normal      RiverSource Investments, LLC, adviser;
Portfolio - Small Cap Value   market conditions, at least 80% of the Fund's     River Road Asset Management, LLC,
Fund                          net assets will be invested in small cap          Donald Smith & Co., Inc., Franklin
                              companies with market capitalization, at the      Portfolio Associates LLC, Barrow,
                              time of investment, of up to $2.5 billion or      Hanley, Mewhinney & Strauss, Inc. and
                              that fall within the range of the Russell         Denver Investment Advisors LLC,
                              2000(R) Value Index.                              subadvisers.
Van Kampen Life Investment    Capital growth and income through investments     Van Kampen Asset Management
Trust Comstock Portfolio,     in equity securities, including common stocks,
Class II Shares               preferred stocks and securities convertible
                              into common and preferred stocks. The Portfolio
                              emphasizes value style of investing seeking
                              well-established, undervalued companies
                              believed by the Portfolio's investment adviser
                              to posses the potential for capital growth and
                              income.
Van Kampen UIF Global Real    Current income and capital appreciation.          Morgan Stanley Investment Management
Estate Portfolio, Class II    Invests primarily in equity securities of         Inc., doing business as Van Kampen,
Shares                        companies in the real estate industry located     adviser; Morgan Stanley Investment
                              throughout the world, including real estate       Management Limited and Morgan Stanley
                              operating companies, real estate investment       Investment Management Company,
                              trusts and foreign real estate companies.         sub-advisers
Van Kampen UIF Mid Cap        Long-term capital growth. Invests primarily in    Morgan Stanley Investment Management
Growth Portfolio, Class II    growth- oriented equity securities of U.S. mid    Inc., doing business as Van Kampen.
Shares                        cap companies and foreign companies, including
                              emerging market securities.

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       RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS   23

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Wanger International Small    Long-term growth of capital. Invests primarily    Columbia Wanger Asset Management, L.P.
Cap                           in stocks of companies based outside the U.S.
                              with market capitalizations of less than $5
                              billion at time of initial purchase.
Wanger U.S. Smaller           Long-term growth of capital. Invests primarily    Columbia Wanger Asset Management, L.P.
Companies                     in stocks of small- and medium-size U.S.
                              companies with market capitalizations of less
                              than $5 billion at time of initial purchase.

THE FIXED ACCOUNT

The fixed account is our general account. Amounts allocated to the fixed account become part of our general account. The fixed account includes the one-year fixed account (Contract Option B only) and the DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and RiverSource Life of NY's revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life of NY.

The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ONE-YEAR FIXED ACCOUNT (AVAILABLE ONLY UNDER CONTRACT OPTION B)

Unless an asset allocation program we offer is in effect, you may allocate purchase payments or transfer contract value to the one-year fixed account. The value of the one-year fixed account increases as we credit interest to the one-year fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit the one-year fixed account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment or you transfer contract value to the one-year fixed account. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. There are restrictions on the amount you can allocate to the one-year fixed account as well as on transfers from this account (see "Buying Your Contract" and "Making the Most of Your Contract -- Transfer policies").

DCA FIXED ACCOUNT

You may allocate purchase payments to the DCA fixed account. You may not transfer contract value to the DCA fixed account.

You may allocate your entire initial purchase payment to the DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the DCA fixed account.

In accordance with your investment instructions, we transfer a pro rata amount from the DCA fixed account to your investment allocations monthly so that, at the end of the DCA fixed account term, the balance of the DCA fixed account is zero. The value of the DCA fixed account increases when we credit interest to the DCA fixed account, and decreases when we make monthly transfers from the DCA fixed account to your investment allocations. We credit interest only on the declining balance of the DCA fixed account; we do not credit interest on amounts that have been transferred from the DCA fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. Generally, we will credit the DCA fixed account with interest at the same annual effective rate we apply to the one-year fixed account on the date we receive your purchase payment, regardless of the length of the term you select. We reserve the right to declare different annual effective rates:

- for the DCA fixed account and the one-year fixed account;

- for the DCA fixed accounts with terms of differing length;

- for amounts in the DCA fixed account you instruct us to transfer to the one-year fixed account if available under your contract;

- for amounts in the DCA fixed account you instruct us to transfer to the subaccounts.

The interest rates in effect for the DCA fixed account when we receive your purchase payment are guaranteed for the length of the term. When you allocate an additional purchase payment to an existing DCA fixed account term, the interest rates applicable

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  24  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS
to that purchase payment will be the rates in effect for the DCA fixed account of the same term on the date we receive your purchase payment. For DCA fixed accounts with an initial term (or, in the case of an additional purchase payment, a remaining term) of less than twelve months, the net effective interest rates we credit to the DCA fixed account balance will be less than the declared annual effective rates.

Alternatively, you may allocate your initial purchase payment to any combination of the following which equals one hundred percent of the amount you invest:

- the DCA fixed account for a six month term;

- the DCA fixed account for a twelve month term;

- the Portfolio Navigator model portfolio in effect;

- if no Portfolio Navigator model portfolio is in effect, to the one-year fixed account if available under your contract and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account.

If you make a purchase payment while a DCA fixed account term is in progress, you may allocate your purchase payment among the following:

- to the DCA fixed account term(s) then in effect. Amounts you allocate to an existing DCA fixed account term will be transferred out of the DCA fixed account over the remainder of the term. For example, if you allocate a new purchase payment to an existing DCA fixed account term of six months when only two months remains in the six month term, the amount you allocate will be transferred out of the DCA fixed account over the remaining two months of the term;

- to the Portfolio Navigator model portfolio then in effect;

- if no Portfolio Navigator model portfolio is in effect, then to the one-year fixed account if available under your contract and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account.

If no DCA fixed account term is in progress when you make an additional purchase payment, you may allocate it according to the rules above for the allocation of your initial purchase payment.

If you participate in a model portfolio, and you change to a different model portfolio while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account to your newly-elected model portfolio.

If your contract permits, and you discontinue your participation in a model portfolio while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account for the remainder of the term in accordance with your investment instructions to us to the one-year fixed account if available under your contract, and the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").

You may discontinue any DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the DCA fixed account whose term you are ending to the model portfolio in effect, or if no model portfolio is in effect, in accordance with your investment instructions to us to the one-year fixed account if available under your contract, and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").

Dollar-cost averaging from the DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see "Making the Most of Your Contract -- Automated Dollar-Cost Averaging."

BUYING YOUR CONTRACT

Your investment professional will help you complete and submit an application and send it along with your initial purchase payment to our home office. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. You may buy Contract Option B or Contract Option C. Contract Option B has a seven-year withdrawal charge schedule and optional living benefit riders. Contract Option C eliminates the per purchase payment withdrawal charge schedule in exchange for a higher mortality and expense risk fee; additionally, optional living benefit riders are not available under Contract Option C. Both contracts have the same underlying funds. As the owner, you have all rights and may receive all benefits under the contract.

You may select a qualified or nonqualified annuity. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger.

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       RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS   25

When you apply, you may select:

- contract Option B or Option C;

- the one-year fixed account (if available), the DCA fixed account and/or subaccounts in which you want to invest;

- how you want to make purchase payments;

- a beneficiary;

- the optional Portfolio Navigator asset allocation program; and

- one of the following Death Benefits:

  - ROP Death Benefit

  - MAV Death Benefit

In addition, under Contract Option B, you may also select:

ONE OF THE FOLLOWING OPTIONAL LIVING BENEFITS (ALL REQUIRE THE USE OF THE PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM):

- Accumulation Protector Benefit(SM) rider

- SecureSource(SM) - Single Life rider

- SecureSource(SM) - Joint Life rider

This contract provides for allocations of purchase payments to the one-year fixed account (if available), the DCA fixed account and/or to the subaccounts in even 1% increments. For Contract Option B, the amount of any purchase payment allocated to the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish an automated dollar-cost averaging arrangement with respect to the purchase payment according to procedures currently in effect. We reserve the right to further limit purchase payment allocations to the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract. For Contract Option C, the one-year fixed account is not available. See your contract for the actual terms of the one-year fixed account you purchased.

If your application is complete, we will process it and apply your purchase payment to the one-year fixed account, DCA fixed account and subaccounts you selected within two business days after we receive it at our home office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

You may make additional purchase payments subject to minimum and maximum purchase payment restrictions and qualified plan restrictions until the retirement date.

THE RETIREMENT DATE

Annuity payouts begin on the retirement date. When we process your application, we will establish the retirement date to be the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and for qualified annuities the date specified below. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin. The retirement date may not be earlier than 13 months after the contract effective date.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

- no later than the annuitant's 90th birthday or the tenth contract anniversary, if purchased after age 80, or such other date as agreed upon by us.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the retirement date generally must be:

- for IRAs by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age
  70 1/2).

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  26  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

If you satisfy your required minimum distributions in the form of partial withdrawals from your contract, annuity payouts can start as late as the annuitant's 90th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for this contract.

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is no named beneficiary, the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

If you select the SecureSource(SM) - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

PURCHASE PAYMENTS

Purchase payment amounts and purchase payment timing may be limited under the terms of your contract.

MINIMUM INITIAL PURCHASE PAYMENT

  $10,000

MINIMUM ADDITIONAL PURCHASE PAYMENTS

  $100

MAXIMUM TOTAL PURCHASE PAYMENTS*:

  $1,000,000

* This limit applies in total to all RiverSource Life of NY annuities you own. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code's limits on annual contributions also apply. We may also restrict cumulative additional purchase payments to $100,000 for contracts with a SecureSource(SM) rider. Additional purchase payments are restricted during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit(SM) rider.

HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

Send your check along with your name and contract number to:

REGULAR MAIL:
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5555
ALBANY, NY 12205-0555

EXPRESS MAIL:
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

LIMITATIONS ON USE OF CONTRACT

If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

CHARGES

ALL CONTRACTS

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary. We prorate this charge among the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

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       RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS   27

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the fixed account. We cannot increase these fees.

The contract (either Option B or Option C) and the death benefit guarantee you select determines the mortality and expense risk fee you pay:

                                  CONTRACT OPTION B                       CONTRACT OPTION C
 ROP Death Benefit                      0.90%                                   1.55%
 MAV Death Benefit                      1.10                                    1.75

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge for contract Option B will cover sales and distribution expenses.

WITHDRAWAL CHARGE

You select either contract Option B or Option C at the time of application. Contract Option C has no purchase payment withdrawal charge schedule but carries a higher mortality and expense risk fee than contract Option B.

If you select contract Option B and you withdraw all or part of your contract value before annuity payouts begin, we may deduct a withdrawal charge. As described below, a withdrawal charge schedule applies to each purchase payment you make. The withdrawal charge lasts for seven years (see "Expense Summary").

You may withdraw an amount during any contract year without a withdrawal charge. We call this amount the total free amount (TFA). The TFA varies depending on whether your Contract Option B includes a SecureSource(SM) rider.

CONTRACT OPTION B WITHOUT SECURESOURCE(SM) RIDER

The TFA is the greater of:

- 10% of the contract value on the prior contract anniversary(1); or

- current contract earnings.

CONTRACT OPTION B WITH SECURESOURCE(SM) RIDER

The TFA is the greatest of:

- 10% of the contract value on the prior contract anniversary(1);

- current contract earnings; or

- the greater of the Remaining Benefit Payment or the Remaining Annual Lifetime Payment.

(1) We consider your initial purchase payment to be the prior contract anniversary's contract value during the first contract year.

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  28  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

Amounts withdrawn in excess of the TFA may be subject to a withdrawal charge as described below.

A withdrawal charge will apply if the amount you withdraw includes any of your prior purchase payments that are still within their withdrawal charge schedule. To determine whether your withdrawal includes any of your prior purchase payments that are still within their withdrawal charge schedule, we withdraw amounts from your contract in the following order:

1. We withdraw the TFA first. We do not assess a withdrawal charge on the TFA.

2. We withdraw purchase payments not previously withdrawn, in the order you made them: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn. By applying this "first-in, first-out" rule, we do not assess a withdrawal charge on purchase payments that we received prior to the number of years stated in the withdrawal charge schedule you select when you purchase the contract. We only assess a withdrawal charge on purchase payments that are still within the withdrawal charge schedule you selected.

EXAMPLE: Each time you make a purchase payment under contract Option B, a withdrawal charge schedule attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to the withdrawal charge schedule shown in your contract. (THE WITHDRAWAL CHARGE PERCENTAGES FOR THE 7-YEAR WITHDRAWAL CHARGE SCHEDULE ARE SHOWN IN A TABLE IN THE "EXPENSE SUMMARY" ABOVE.) For example, if you select contract Option B, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 8%. The withdrawal charge percentage for that payment during the seventh year after it is made is 2%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no longer a withdrawal charge as to that payment.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage (see "Expense Summary"), and then adding the total withdrawal charges.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. We pay you the amount you request.

Note that the withdrawal charge is assessed against the original amount of your purchase payments that are subject to a withdrawal charge, even if your contract has lost value. This means that purchase payments withdrawn may be greater than the amount of contract value you withdraw.

For an example, see Appendix A.

WAIVER OF WITHDRAWAL CHARGES FOR CONTRACT OPTION B

We do not assess withdrawal charges for:

- withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

- if you elected a SecureSource(SM) rider, the greater of your contract's Remaining Benefit Payment or Remaining Annual Lifetime Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;

- required minimum distributions from a qualified annuity provided the amount is no greater than the required amount calculated under your specific contract currently in force; and

- contracts settled using an annuity payout plan (EXCEPTION: As described below, if you select annuity payout Plan E, and choose later to withdraw the value of your remaining annuity payments, we will assess a withdrawal charge. This exception also applies to Contract Option C.)

- withdrawals made as a result of one of the "Contingent events" described below;

- amounts we refund to you during the free look period; and

- death benefits.

CONTINGENT EVENTS

- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

- Withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIC PERIOD:
Under this annuity payout plan, in most cases you can elect to take a withdrawal of the remaining variable payouts. If you take a withdrawal under this annuity payout

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       RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS   29
plan we impose a withdrawal charge whether you have Contract Option B or Contract Option C. This charge will vary based on the death benefit guarantee and the assumed investment rate (AIR) you selected for the variable payouts. The withdrawal charge equals the present value of the remaining variable payouts using an AIR of:

- 3.5% for Contract Option C, and

- either 3.5% or 5.0% for Contract Option B,

minus the present value of the remaining variable payouts using the applicable discount rate shown in a table in the "Expense Summary." (See "The Annuity Payout Period -- Annuity Payout Plans.")

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

OPTIONAL LIVING BENEFITS -- OFFERED UNDER CONTRACT OPTION B

ACCUMULATION PROTECTOR BENEFIT(SM) RIDER FEE

We charge an annual fee of 0.55% of the greater of your contract value or the minimum contract accumulation value on your contract anniversary for this optional benefit only if you select it. We deduct the fee from the contract value on the contract anniversary. We prorate this fee among the one-year fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the one-year fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that contract year.

Once you elect the Accumulation Protector Benefit(SM) rider, you may not cancel it and the fee will continue to be deducted until the end of the waiting period. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently, the Accumulation Protector Benefit(SM) rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The Accumulation Protector Benefit(SM) rider charge will not exceed a maximum of 1.75%.

We will not change the Accumulation Protector Benefit(SM) rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge;

(b) you choose the spousal continuation step up after we have exercised our right to increase the rider charge;

(c) you change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model.

If you choose the elective step up, the elective spousal continuation step up, or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect. We reserve the right to restart the waiting period whenever you elect to change your model portfolio to one that causes the rider charge to increase.

The fee does not apply after annuity payouts begin.

SECURESOURCE(SM) RIDER FEE

We charge an annual fee of 0.65% based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it. The rider fee is the same whether you select the SecureSource(SM) - Single Life rider or the SecureSource(SM) - Joint Life rider.

We deduct the fee from your contract value on your contract anniversary. We prorate this fee among the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in that contract year.

Once you elect a SecureSource(SM) rider, you may not cancel it and the fee will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the fee,

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  30  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS
adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.

Currently the SecureSource(SM) rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The SecureSource(SM) rider charge will not exceed a maximum charge of 1.50%.

We will not change the SecureSource(SM) rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge. However, if you choose to exercise the annual elective step up before the end of the waiting period, the SecureSource(SM) rider charge will not change until the end of the waiting period. The charge will be based on the charge in effect on the valuation date we received your last written request to exercise the elective annual step up or to elect to change your Portfolio Navigator model portfolio;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you choose the elective step up, the elective spousal continuation step up, or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

The fee does not apply after annuity payouts begin.

VALUING YOUR INVESTMENT

We value your accounts as follows:

THE FIXED ACCOUNT

THE FIXED ACCOUNT INCLUDES THE ONE-YEAR FIXED ACCOUNT (IF AVAILABLE) AND THE DCA FIXED ACCOUNT.

We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:

- the sum of your purchase payments allocated to the one-year fixed account and the DCA fixed account, and transfer amounts to the one-year fixed account:

- plus interest credited;

- minus the sum of amounts withdrawn (including any applicable withdrawal charges for Contract Option B) and amounts transferred out;

- minus any prorated portion of the contract administrative charge; and

- minus the prorated portion of the fee for any of the following optional benefits you have selected:

  - Accumulation Protector Benefit(SM) rider;

  - SecureSource(SM) rider.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal, transfer amounts out of a subaccount, or we assess a contract administrative charge, a withdrawal charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

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       RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS   31

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- transfers into or out of the subaccounts;

- partial withdrawals;

- withdrawal charges (for contract Option B);

and the deduction of a prorated portion of:

- the contract administrative charge; and

- the fee for any of the following optional benefits you have selected:

  - Accumulation Protector Benefit(SM) rider;

  - SecureSource(SM) rider.

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk fee and the variable account administrative charge.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account (if available) to one or more subaccounts. Under Contract Option B, you can also obtain the benefits of dollar-cost averaging by establishing an interest sweep strategy. Interest sweeps are a monthly transfer of the interest earned from the one-year fixed account into the subaccounts of your choice. If you participate in an interest sweep strategy the interest you earn on the one-year fixed account will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

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  32  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

HOW DOLLAR-COST AVERAGING WORKS


By investing an equal
number                                                                                               NUMBER
of dollars each month                            AMOUNT                  ACCUMULATION                OF UNITS
....                         MONTH                INVESTED                UNIT VALUE                  PURCHASED
                             Jan                   $100                      $20                       5.00
                             Feb                    100                       18                       5.56
you automatically buy
more units when the per
unit market price is
low ...                  ARROW

                             Mar                    100                       17                       5.88
                             Apr                    100                       15                       6.67
                             May                    100                       16                       6.25
                             Jun                    100                       18                       5.56
                             Jul                    100                       17                       5.88
and fewer units when
the per unit market
price is high.
                             Aug                    100                       19                       5.26
                             Sept                   100                       21                       4.76
                             Oct                    100                       20                       5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.

Dollar-cost averaging as described in this section is not available when a Portfolio Navigator model portfolio is in effect. However, subject to certain restrictions, dollar-cost averaging is available through the DCA fixed account. See the "DCA Fixed Account" and "Portfolio Navigator Asset Allocation Program" sections in this prospectus for details.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.

Different rules apply to asset rebalancing under a Portfolio Navigator model portfolio (see "Portfolio Navigator Asset Allocation Program").

As long as you are not participating in a Portfolio Navigator model portfolio, asset rebalancing is available for use with the DCA fixed account (see "DCA Fixed Account") only if your subaccount allocation for asset rebalancing is exactly the same as your subaccount allocation for transfers from the DCA fixed account. If you change your subaccount allocations under the asset rebalancing program or the DCA fixed account, we will automatically change the subaccount allocations so they match. If you do not wish to have the subaccount allocation be the same for the asset rebalancing program and the DCA fixed account, you must terminate the asset rebalancing program or the DCA fixed account, as you may choose.

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM

The Portfolio Navigator Asset Allocation Program (PN program) described in this section is available for nonqualified annuities and for qualified annuities.

The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in an underlying fund with a particular investment objective, and may include the one-year fixed account (if available under the PN program) that represent various asset classes (allocation options). The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio. You are required to participate in the PN program if your contract includes an optional Accumulation Protector Benefit(SM) rider or SecureSource(SM) rider. If your contract does not include one of these riders, you may elect to participate in the PN program. You should review any PN program information, including the terms of the PN program, carefully. Your investment professional can provide you with additional information and can answer questions you may have on the PN program.
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       RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS   33

SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at the time they enroll in the PN program.

Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio.

In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Portfolio Funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Portfolio Funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios.

POTENTIAL CONFLICTS OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Portfolio Funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Portfolio Funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.

As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Portfolio Funds and certain allocation options, we may have an incentive to identify the RiverSource Variable Portfolio Funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Portfolio Funds, monitors the performance of the RiverSource Variable Portfolio Funds. In this role, RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Portfolio Funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Portfolio Fund. RiverSource Investments also may believe that certain RiverSource Variable Portfolio Funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.

RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may
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  34  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS
influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from the one-year fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.

PARTICIPATING IN THE PN PROGRAM. If you choose or are required to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your investment professional can help you make this determination. In addition, your investment professional may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life of NY nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.

Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the one-year fixed account that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts and/or the one-year fixed account according to the allocation percentages stated for the specific model portfolio you have selected. By participating in the PN program, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

If you initially allocate qualifying purchase payments to the DCA fixed account, when available (see "DCA Fixed Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the DCA fixed account into the model portfolio you have chosen.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. As a result, the model portfolios may be updated from time to time (typically annually) with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value, less amounts allocated to the DCA fixed account, is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value, less amounts allocated to the DCA fixed account, according to the updated model portfolio. If you do not want your contract value, less amounts allocated to the DCA fixed account, to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.

In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above. If your contract includes an optional Accumulation Protector Benefit(SM) rider or SecureSource(SM) rider and you make such a change (other than a scheduled periodic reallocation), we may charge you a higher fee for your rider. If your contract includes a SecureSource(SM) rider, we reserve the right to limit:

- the number of model portfolio changes if required to comply with the written instructions of a Fund (see "Market Timing");

- the number of model portfolios from which you can select, subject to state restrictions.

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       RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS   35

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of models based on the amount of your initial purchase payment we accept or when you take a withdrawal;

- cancel required participation in the program after 30 days written notice;

- substitute a fund of funds for your current model portfolio if permitted under applicable securities law; and

- discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.

RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.

PN PROGRAM UNDER THE ACCUMULATION PROTECTOR BENEFIT(SM) RIDER OR
SECURESOURCE(SM) RIDERS

If you purchase the optional Accumulation Protector Benefit(SM) rider or an optional SecureSource(SM) rider, you are required to participate in the PN program under the terms of each rider.

- ACCUMULATION PROTECTOR BENEFIT(SM) RIDER: You cannot terminate the Accumulation Protector Benefit(SM) rider. As long as the Accumulation Protector Benefit(SM) rider is in effect, your contract value must be invested in one of the model portfolios. The Accumulation Protector Benefit(SM) rider automatically ends at the end of the waiting period as does the requirement that you participate in the PN program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION PROTECTOR BENEFIT(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL THE END OF THE WAITING PERIOD.

- SECURESOURCE(SM) RIDERS: The SecureSource(SM) riders require that your contract value be invested in one of the model portfolios for the life of the contract. Subject to state restrictions, we reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make. Because you cannot terminate a SecureSource(SM) rider once you have selected it, you must terminate your contract by requesting a full withdrawal if you do not want to participate in any of the model portfolios. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT A SECURESOURCE(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.

OPTIONAL PN PROGRAM

If you do not select the optional Accumulation Protector Benefit(SM) rider or an optional SecureSource(SM) rider with your contract, you may elect to participate in the PN program.

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  36  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

You may elect the PN program at any time. You may cancel your participation in the PN program at any time by giving us written notice or by any other method authorized by us. Upon cancellation, automated rebalancing associated with the PN program will end. You may ask us in writing to allocate the variable subaccount portion of your contract value according to the percentage that you choose (see "Asset Rebalancing"). You can elect to participate in the PN program again at any time.

You will also cancel the PN program if you initiate transfers other than transfers to one of the current model portfolios or transfers from the DCA fixed account (see "DCA Fixed Account"). Partial withdrawals do not cancel the PN program. Your participation in the PN program will terminate on the date you make a full withdrawal from your contract, on your retirement date or when your contract terminates for any reason.

TRANSFERRING AMONG ACCOUNTS

The transfer rights discussed in this section do not apply while a Portfolio Navigator model portfolio is in effect.

You may transfer contract value from any one subaccount, the one-year fixed account (if available) or the DCA fixed account to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the one-year fixed account. You may not transfer contract value to a DCA fixed account.

The date your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time.

For information on transfers after annuity payment begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the one-year fixed account (if available) at any time. However, if you made a transfer from the one-year fixed account to the subaccounts, you may not make a transfer from any subaccount back to the one-year fixed account for six months following that transfer. We reserve the right to limit transfers to the one-year fixed account if the interest rate we are then currently crediting to the one-year fixed account is equal to the minimum interest rate stated in the contract.

- For Contract Option B, you may transfer contract values from the one-year fixed account to the subaccounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). The amount of contract value transferred to the one-year fixed account cannot result in the value of the one-year fixed account being greater than 30% of the contract value; transfers out of the one-year fixed account are limited to 30% of one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater. We reserve the right to further limit transfers to or from the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.

- You may not transfer contract values from the subaccounts or the one-year fixed account into the DCA fixed account. However, you may transfer contract values from the DCA fixed account to any of the investment options available under your contract, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account, as described above. (See "DCA Fixed Account.")

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. When annuity payments begin, you must transfer all contract value out of the DCA fixed account.

- We reserve the right to limit the number of transfers you make in a contract year to 12.

MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for

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       RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS   37
underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time; or

- suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER, AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE
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  38  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

 1BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to our home office:

REGULAR MAIL:
RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555

EXPRESS MAIL:
RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers or withdrawals:  Contract value or entire account balance

* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS

Your investment professional can help you set up automated transfers among your subaccounts, the one-year fixed account (if available) or automated partial withdrawals from the one-year fixed account (if available), DCA fixed account or the subaccounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.

- Transfers out of the one-year fixed account are limited to 30% of the one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.

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       RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS   39

- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- If a Portfolio Navigator model portfolio is in effect, you are not allowed to set up automated transfers except in connection with a DCA fixed account (see "The Fixed Account -- DCA Fixed Account" and "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program").

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually

 3 BY PHONE

Call between 8 a.m. and 4:30 p.m. Eastern time:
(800) 504-0469

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers:                 Contract value or entire account balance
Withdrawals:              $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or partial withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone partial withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and partial withdrawals are automatically available. You may request that telephone transfers and partial withdrawals not be authorized from your account by writing to us.

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by:

- FULL WITHDRAWALS: sending us a written request;

- PARTIAL WITHDRAWALS: sending us a written request or calling us.

If we receive your withdrawal request at our home office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. We may ask you to return the contract. You may have to pay administrative charges, withdrawal charges, or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Annuity Payout Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")

Any partial withdrawals you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced. If you have elected a SecureSource(SM) rider and your partial withdrawals in any contract year exceed the permitted withdrawal amount under the terms of the rider, your benefits under the rider may be reduced (see "Optional Benefits").

In addition, withdrawals you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see
"Taxes -- Qualified Annuities -- Required Minimum Distributions").

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will automatically withdraw from all your subaccounts, the DCA fixed account, and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise.(1) After executing a partial withdrawal, the value in each subaccount or one-year fixed account must be either zero or at least $50.

(1) If you elected a SecureSource(SM) rider, you do not have the option to request from which account to withdraw.

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  40  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

RECEIVING PAYMENT

By regular or express mail:

- payable to owner;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

  - the withdrawal amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;

  - you severed employment with the employer who purchased the contract; or

  - the distribution is because of your death.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The SecureSource(SM) - Joint Life rider, if selected, only allows transfer of the ownership of the annuity contract between covered spouses or their revocable trust(s); no other ownership changes are
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       RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS   41
allowed while this rider is in force. The Accumulation Protector Benefit(SM) and the SecureSource(SM) - Single Life riders will continue upon transfer of ownership of your annuity contract. (See "Optional Benefits.")

BENEFITS IN CASE OF DEATH

You must select a death benefit at the time you purchase your contract. There are two death benefit options available under your contract:

- ROP Death Benefit;

- MAV Death Benefit

If both you and the annuitant are 79 or younger at contract issue, you can elect either of the above death benefits. If either you or the annuitant are 80 or older at contract issue, the ROP Death Benefit will apply. Once you elect a death benefit, you cannot change it. We show the death benefit that applies in your contract. The death benefit you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

Under each option, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you chose when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

HERE ARE SOME TERMS THAT ARE USED TO DESCRIBE THE DEATH BENEFITS:

  ADJUSTED PARTIAL WITHDRAWALS (CALCULATED FOR ROP AND MAV       =   PW X DB
    DEATH BENEFITS)                                                  ------------
                                                                     CV

  PW = the partial withdrawal including any applicable withdrawal charge.

  DB = the death benefit on the date of (but prior to) the partial withdrawal

  CV = contract value on the date of (but prior to) the partial withdrawal

MAXIMUM ANNIVERSARY VALUE (MAV) -- is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

(a) current contract value; or

(b) total payments made to the contract minus adjusted partial withdrawals.

Thereafter, we increase the MAV by any additional purchase payments and reduce the MAV by adjusted partial withdrawals. Every contract anniversary after that prior to the earlier of your or the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

RETURN OF PURCHASE PAYMENTS (ROP) DEATH BENEFIT

The ROP Death Benefit is the basic death benefit to the contract that will pay your beneficiaries no less than your purchase payments, adjusted for withdrawals. If you or the annuitant die before annuity payouts begin and while this contract is in force, the death benefit will be the greater of these two values:

1. contract value; or

2. total purchase payments minus adjusted partial withdrawals.

The ROP Death Benefit will apply unless you select the alternative death benefit described immediately below.

IF BOTH YOU AND THE ANNUITANT ARE AGE 79 OR YOUNGER AT CONTRACT ISSUE, YOU MAY SELECT THE ALTERNATIVE MAV DEATH BENEFIT DESCRIBED BELOW AT THE TIME YOU PURCHASE YOUR CONTRACT. THE MAV DEATH BENEFIT DOES NOT PROVIDE ANY ADDITIONAL BENEFIT BEFORE THE FIRST CONTRACT ANNIVERSARY AND MAY NOT BE APPROPRIATE FOR ISSUE AGES 75 TO 79 BECAUSE THE BENEFIT VALUES MAY BE LIMITED AFTER AGE 81. BE SURE TO DISCUSS WITH YOUR INVESTMENT PROFESSIONAL WHETHER OR NOT THIS DEATH BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT

The MAV Death Benefit provides that if you or the annuitant die while the contract is in force and before annuity payouts begin, the death benefit will be the greatest of these three values:

1. contract value;

2. total purchase payments minus adjusted partial withdrawals; or

3. the MAV on the date of death.

For an example of how each death benefit is calculated, see Appendix B.

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  42  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. There will be no withdrawal charges on contract Option B from that point forward unless additional payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The SecureSource(SM) - Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner. The Accumulation Protector Benefit(SM) and the SecureSource(SM) - Single Life riders, if selected, will continue. (See "Optional Benefits").

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

Additionally, the optional SecureSource(SM) riders, if one is selected, will terminate.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

  Your spouse may elect to assume ownership of the contract at any time before annuity payouts begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on contract Option B from that point forward unless additional payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The SecureSource(SM) - Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner. The Accumulation Protector Benefit(SM) and the SecureSource(SM) - Single Life riders, if selected, will continue. (See "Optional Benefits.")

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

Additionally, the optional SecureSource(SM) riders, if one is selected, will terminate.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees payouts to a beneficiary after your death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

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       RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS   43

OPTIONAL BENEFITS

OPTIONAL LIVING BENEFITS -- OFFERED UNDER CONTRACT OPTION B

ACCUMULATION PROTECTOR BENEFIT(SM) RIDER

The Accumulation Protector Benefit(SM) rider is an optional benefit that you may select for an additional charge. The Accumulation Protector Benefit(SM) rider may provide a guaranteed contract value at the end of the specified waiting period on the benefit date, but not until then, under the following circumstances:

ON THE BENEFIT DATE, IF:                         THEN YOUR ACCUMULATION PROTECTOR BENEFIT(SM) RIDER BENEFIT IS:
The Minimum Contract Accumulation Value          The contract value is increased on the benefit date to equal
(defined below) as determined under the          the Minimum Contract Accumulation Value as determined under
Accumulation Protector Benefit(SM) rider is      the Accumulation Protector Benefit(SM) rider on the benefit
greater than your contract value,                date.
The contract value is equal to or greater than   Zero; in this case, the Accumulation Protector Benefit(SM)
the Minimum Contract Accumulation Value as       rider ends without value and no benefit is payable.
determined under the Accumulation Protector
Benefit(SM) rider,

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Protector Benefit(SM) rider will terminate without value and no benefits will be paid. EXCEPTION: If you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit(SM) rider on the valuation date your contract value reached zero.

You may elect the Accumulation Protector Benefit(SM) at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Protector Benefit(SM) rider may not be terminated once you have elected it, except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Protector Benefit(SM) rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further fees for the rider will be deducted. The Accumulation Protector Benefit(SM) rider may not be purchased with an optional SecureSource(SM) rider. When the rider ends, you may be able to purchase another optional rider we then offer by written request received within 30 days of that contract anniversary date.

You should consider whether the Accumulation Protector Benefit(SM) rider is appropriate for you because:

- you must participate in the Portfolio Navigator program with this rider (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). The Portfolio Navigator program limits your choice of subaccounts and one-year fixed account to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts and the one-year fixed account that are available under the contract to contract owners who do not elect this rider;

- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit(SM) rider;

- if you purchase this annuity as a qualified annuity, for example, an IRA, you may need to take partial withdrawals from your contract to satisfy the minimum distribution requirements of the Code (see "Taxes -- Qualified
  Annuities -- Required Minimum Distributions"). Partial withdrawals, including those you take to satisfy RMDs, will reduce any potential benefit that the Accumulation Protector Benefit(SM) rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

- if you think you may withdraw all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit(SM) rider, which is the length of the waiting period under the Accumulation Protector Benefit(SM) rider, in order to receive the benefit, if any, provided by the Accumulation Protector Benefit(SM) rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit(SM) rider may provide;

- the 10 year waiting period under the Accumulation Protector Benefit(SM) rider will restart if you exercise the elective step up option (described below) or your surviving spouse exercises the spousal continuation elective step up (described below); and

- the 10 year waiting period under the Accumulation Protector Benefit(SM) rider will be restarted on the latest contract anniversary if you elect to change model portfolios to one that causes the Accumulation Protector Benefit(SM) rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years.

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  44  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

Be sure to discuss with your investment professional whether the Accumulation Protector Benefit(SM) rider is appropriate for your situation.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION PROTECTOR BENEFIT(SM):

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Protector Benefit(SM) rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL WITHDRAWALS: The adjustment made for each partial withdrawal from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial withdrawal to the contract value on the date of (but immediately prior to) the partial withdrawal; and

(b) is the MCAV on the date of (but immediately prior to) the partial withdrawal.

WAITING PERIOD: The waiting period for the rider is 10 years.

The 10 year waiting period under the Accumulation Protector Benefit(SM) rider will be restarted on the latest contract anniversary if you elect to change asset allocation models to one that causes the Accumulation Protector Benefit(SM) rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years.

Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments received within the first 180 days that the rider is effective. It is reduced by adjustments for any partial withdrawals made during the waiting period.

AUTOMATIC STEP UP

On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 80% of the contract value on the contract anniversary; or

2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).

ELECTIVE STEP UP OPTION

Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

When you exercise the annual elective step up, we may be charging more for the Accumulation Protector Benefit(SM) rider at that time. If your MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit(SM) rider, you will pay the charge that is in effect on the valuation date we receive your written request to step up. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the elective step up option was exercised.

The elective step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

SPOUSAL CONTINUATION

If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for

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       RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS   45
the Accumulation Protector Benefit(SM) rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up. In addition, the waiting period will restart as of the most recent contract anniversary.

TERMINATING THE RIDER

The rider will terminate under the following conditions:

  The rider will terminate before the benefit date without paying a benefit on the date:

  - you take a full withdrawal; or

  - annuitization begins; or

  - the contract terminates as a result of the death benefit being paid.

  The rider will terminate on the benefit date.

For an example, see Appendix C.

SECURESOURCE(SM) RIDERS

There are two optional SecureSource(SM) riders available under your contract:

- SecureSource(SM) - Single Life; or

- SecureSource(SM) - Joint Life.

The information in this section applies to both SecureSource(SM) riders, unless otherwise noted.

The SecureSource(SM) - Single Life rider covers one person. The
SecureSource(SM) - Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource(SM) - Single Life rider or the SecureSource(SM) - Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource(SM) rider is an optional benefit that you may select for an additional annual charge if (1):

- SINGLE LIFE: you and the annuitant are 80 or younger on the date the contract is issued; or

- JOINT LIFE: you and your spouse are 80 or younger on the date the contract is issued.

(1) The SecureSource(SM) riders are not available under an inherited qualified annuity.

The SecureSource(SM) rider guarantees (unless the rider is terminated. See "Rider Termination" heading below.) that regardless of the investment performance of your contract you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:

- SINGLE LIFE: you have recovered at minimum all of your purchase payments or, if later, until death (see "At Death" heading below) -- even if the contract value is zero.

- JOINT LIFE: you have recovered at minimum all of your purchase payments or, if later, until the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below), even if the contract value is zero.

Your contract provides for annuity payouts to begin on the retirement date (see "Buying Your Contract -- The Retirement Date"). Before the retirement date, you have the right to withdraw some or all of your contract value, less applicable administrative, withdrawal and rider charges imposed under the contract at the time of the withdrawal (see "Making the Most of Your Contract -- Withdrawals"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain withdrawal amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such withdrawals can be made before the annuity payouts begin.

The SecureSource(SM) rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the SecureSource(SM) rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting Period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments (unless the rider is terminated. See "Rider Termination" heading below). Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment
    (GBP)", "Remaining Benefit Payment (RBP)", "Guaranteed Benefit Amount (GBA)" and "Remaining Benefit Amount (RBA)." See these headings below for more information.

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  46  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited withdrawals until the later of:

- SINGLE LIFE: death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below);

- JOINT LIFE: death of the last surviving covered spouse (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below).

Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)", "Remaining Annual Lifetime Payment (RALP)", "Single Life only:
Covered Person", "Joint Life only: Covered Spouses" and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the:

- SINGLE LIFE: covered person reaches age 68, or the rider effective date if the covered person is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below);

- JOINT LIFE: younger covered spouse reaches age 68, or the rider effective date if the younger covered spouse is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" and "Annual Lifetime Payments (ALP)" headings below).

Provided annuity payouts have not begun, the SecureSource(SM) rider guarantees that you may take the following withdrawal amounts each contract year:

- Before the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawal of the sum of both the RALP and the RBP in a contract year.

If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your withdrawals in each contract year do not exceed the annual withdrawal amount allowed under the rider:

- SINGLE LIFE: and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for withdrawal will not decrease;

- JOINT LIFE: the guaranteed amounts available for withdrawal will not decrease.

If you withdraw more than the allowed withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below).

Please note that basic withdrawal benefit and lifetime withdrawal benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, withdrawal charges under the terms of the contract may apply (see "Charges -- Withdrawal Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Withdrawals").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of the waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.

For an example, see Appendix D.

You should consider whether a SecureSource(SM) rider is appropriate for you because:

- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:
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       RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS   47

  (a) SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant except as otherwise provided below (see "At Death" heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:

     (i) There are multiple contract owners -- when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contact); or

     (ii) The owner and the annuitant are not the same persons -- if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.

     JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).

  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on

     (i) SINGLE LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change; or

     (ii) JOINT LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below).

     Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.

- USE OF PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM REQUIRED: You must elect one of the model portfolios of the Portfolio Navigator. This requirement limits your choice of subaccounts and one-year fixed account to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program.") You may make two elective model portfolio changes per contract year; we reserve the right to limit elective model portfolio changes if required to comply with the written instructions of a fund (see "Market Timing").

You can allocate your contract value to any available model portfolio during the following times: (1) prior to your first withdrawal and (2) following a benefit reset as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your model portfolio to any available model portfolio.

Immediately following a withdrawal your contract value will be reallocated to the target model portfolio as shown in your contract if your current model portfolio is more aggressive than the target model portfolio. This automatic reallocation is not included in the total number of allowed model changes per contract year and will not cause your rider fee to increase. The target model portfolio is currently the Moderate model. We reserve the right to change the target model portfolio to a model portfolio that is more aggressive than the current target model portfolio after 30 days written notice.

After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your model portfolio to the target model portfolio or any model portfolio that is more conservative than the target model portfolio without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to a model portfolio that is more aggressive than the target model portfolio, your rider benefit will be reset as follows:

(a) the total GBA will be reset to the lesser of its current value or the contract value; and

(b) the total RBA will be reset to the lesser of its current value or the contract value; and

(c) the ALP, if established, will be reset to the lesser of its current value or

    - SINGLE LIFE: 6%;

    - JOINT LIFE: 5.5%,

   of the contract value; and

(d) the GBP will be recalculated as described below, based on the reset GBA and RBA; and

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  48  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

(e) the RBP will be recalculated as the reset GBP less all prior withdrawals made during the current contract year, but not be less than zero; and

(f) the RALP will be recalculated as the reset ALP less all prior withdrawals made during the current contract year, but not be less than zero.

You may request to change your model portfolio by written request on an authorized form or by another method agreed to by us.

- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER YOUR CONTRACT: You may elect only the SecureSource(SM) - Single Life rider or the SecureSource(SM) - Joint Life rider. If you elect a SecureSource(SM) rider, you may not elect the Accumulation Protector Benefit rider.

- NON-CANCELABLE: Once elected, the SecureSource(SM) rider may not be cancelled (except as provided under "Rider Termination" heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below). Dissolution of marriage does not terminate the SecureSource(SM) - Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource(SM) - Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the contract owner (or annuitant in the case of nonnatural ownership) because the original spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).

- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit requires that the surviving covered spouse continue the contract under the spousal continuation provision of the contract upon the owner's death, only ownership arrangements that permit such continuation are allowed at rider issue. Ownerships that include anyone other than the original two spouses or their revocable trust(s) will not be allowed. In general, a spouse who is not a joint owner must be named as the sole primary beneficiary at contract issue. The annuitant must also be an owner. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. No other trust ownerships are allowed.

  If you select the SecureSource(SM) - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of additional purchase payments to $100,000.

- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Charges -- Withdrawal Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the specified amount of withdrawal available under the rider. Withdrawals in any contract year that exceed the guaranteed amount available for withdrawal may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix E for additional information.

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Withdrawal Provisions"). Therefore, a SecureSource(SM) rider may be of limited value to you.

KEY TERMS AND PROVISIONS OF THE SECURESOURCE(SM) RIDER ARE DESCRIBED BELOW:

WITHDRAWAL: The amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any withdrawal charge.

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

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative withdrawals guaranteed by the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the GBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING

The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by the rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the RBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment).

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Please note that if the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING

The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

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If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBP remains unchanged.

  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for withdrawal for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future withdrawals for the remainder of the

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       RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS   51
  contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

SINGLE LIFE ONLY: COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner or annuitant. If the owner is a nonnatural person, i.e., a trust or corporation, the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.

JOINT LIFE ONLY: COVERED SPOUSES: The contract owner and his or her legally married spouse as defined under federal law, as named on the application and as shown in the contract for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person (e.g., a trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA):

- SINGLE LIFE: The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68.

- JOINT LIFE: The age of the younger covered spouse at which time the lifetime benefit is established.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP under the lifetime withdrawal benefit is at any time the amount available for withdrawals in each contract year after the waiting period until the later of:

- SINGLE LIFE: death; or

- JOINT LIFE: death of the last surviving covered spouse; or

- the RBA is reduced to zero.

The maximum ALP is:

- SINGLE LIFE: $300,000;

- JOINT LIFE: $275,000.

Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:

- SINGLE LIFE: The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68 -- the ALP is established as 6% of the total RBA.

- JOINT LIFE: The ALP is established as 5.5% of the total RBA on the earliest of the following dates:

  (a) the rider effective date if the younger covered spouse has already reached age 68.

  (b) the rider anniversary following the date the younger covered spouse reaches age 68.

  (c) upon the first death of a covered spouse, then

     (1) the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 68; or

     (2) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 68; or

     (3) the rider anniversary following the date the surviving covered spouse reaches age 68.

  (d) Following dissolution of marriage of the covered spouses,

     (1) the date we receive written request if the covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 68; or

     (2) the rider anniversary following the date the covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 68.

- When you make additional purchase payments -- each additional purchase payment increases the ALP by:

  - SINGLE LIFE: 6%;

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  52  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

  - JOINT LIFE: 5.5%,

of the amount of the purchase payment.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- SINGLE LIFE: At spousal continuation or contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by:

  - SINGLE LIFE: 6%;

  - JOINT LIFE: 5.5%.

The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the RALP -- the ALP remains unchanged.

  (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING

The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or

  - SINGLE LIFE: 6%;

  - JOINT LIFE: 5.5%,

of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:

- The RALP is established at the same time as the ALP, and:

  (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to:

  - SINGLE LIFE: 6%;

  - JOINT LIFE: 5.5%,

  of purchase payments.

  (b) At any other time -- the RALP is established equal to the ALP less all prior withdrawals made in the contract year but not less than zero.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments, multiplied by:

  - SINGLE LIFE: 6%;

  - JOINT LIFE: 5.5%.

- At the beginning of any other contract year -- the RALP is set equal to ALP.

- When you make additional purchase payments -- each additional purchase payment increases the RALP by:

  - SINGLE LIFE: 6%;

  - JOINT LIFE: 5.5%,

  of the purchase payment amount.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make any withdrawal -- the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and the RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds

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       RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS   53
the RBP or RALP on the most recent rider anniversary will not be subject to excess withdrawal processing provided that the following conditions are met:

- The RMD is for your contract alone;

- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

- The RMD amount is otherwise based on the requirements of section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of the rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above. See Appendix E for additional information.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment.

The annual step up may be available as described below, subject to the following rules:

- The annual step up is effective on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.

- On any rider anniversary where the RBA or, if established, the ALP would increase and the application of the step up would not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary as long as either the contract value is greater than the total RBA or:

  - SINGLE LIFE: 6%;

  - JOINT LIFE: 5.5%,

  of the contract value is greater than the ALP, if established, on the step-up date. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset to the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or:

  - SINGLE LIFE: 6%;

  - JOINT LIFE: 5.5%,

  of the contract value on the step up date.

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- The RALP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

  (b) At any other time, the RALP will be reset to the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH:

SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource(SM) - Single Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate; the covered person will be redetermined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

- The GBA, RBA and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 68 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource(SM) - Joint Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate. The surviving covered spouse can name a new beneficiary, however, a new covered spouse cannot be added to the rider.

SPOUSAL CONTINUATION STEP UP: At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

RULES FOR WITHDRAWAL PROVISION OF YOUR CONTRACT: Minimum account values following a withdrawal no longer apply to your contract. For withdrawals, the withdrawal will be made from the variable subaccounts, the one-year fixed account and the DCA fixed account in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be made.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:

   (a) receive the remaining schedule of GBPs until the RBA equals zero; or

   (b) SINGLE LIFE: wait until the rider anniversary following the date the covered person reaches age 68, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or

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   (c) JOINT LIFE: wait until the rider anniversary following the date the younger covered spouse reaches age 68, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

   (a) the remaining schedule of GBPs until the RBA equals zero; or

   (b) SINGLE LIFE: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or.

   (c) JOINT LIFE: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:

- SINGLE LIFE: covered person;

- JOINT LIFE: last surviving covered spouse.

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate; and

- SINGLE LIFE: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

- JOINT LIFE: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The SecureSource(SM) rider and the contract will terminate under either of the following two scenarios:

- If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full withdrawal of the contract value.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH:

SINGLE LIFE: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal

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continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or
3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.

If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE:

SINGLE LIFE: If the contract changes ownership (see "Changing Ownership"), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset with an effective date as follows:

- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 68. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to equal the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

JOINT LIFE: Ownership changes are only allowed between the covered spouses or their revocable trust(s). No other ownership changes are allowed as long as the rider is in force.

GUARANTEED WITHDRAWAL BENEFIT ANNUITY OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource(SM) rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the number of years it will take to deplete the RBA by paying the GPB each year

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is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION

The SecureSource(SM) rider cannot be terminated either by you or us except as follows:

1. SINGLE LIFE: After the death benefit is payable the rider will terminate if:

  (a) any one other than your spouse continues the contract, or

  (b) your spouse does not use the spousal continuation provision of the contract to continue the contract.

2. JOINT LIFE: After the death benefit is payable the rider will terminate if:

  (a) any one other than a covered spouse continues the contract, or

  (b) a covered spouse does not use the spousal continuation provision of the contract to continue the contract.

3. Annuity payouts under an annuity payout plan will terminate the rider.

4. Termination of the contract for any reason will terminate the rider.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below, except under annuity payout Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the subaccounts to provide variable annuity payouts. If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The DCA fixed account is not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin (see "Making the Most of Your Contract -- Transfer policies").

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 3.5% rate of return, which is reinvested and helps to support future payouts. If you select Contract Option B and you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 5.0% investment rate for the 3.5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate.

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Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose an annuity payout plan by giving us written instructions at least 30 days before contract values are used to purchase the payout plan. Generally, you may select one of the Plans A through E below or another plan agreed to by us.

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN, 15 OR 20 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten, 15 or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D

  - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

  - JOINT AND LAST SURVIVOR LIFE ANNUITY WITH 20 YEARS CERTAIN: We make monthly annuity payouts during the lifetime of the annuitant and joint annuitant. When either the annuitant or joint annuitant dies, we will continue to make monthly payouts during the lifetime of the survivor. If the survivor dies before we have made payouts for 20 years, we continue to make payouts to the named beneficiary for the remainder of the 20-year period which begins when the first annuity payout is made.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.90% and 7.40% depending on the mortality and expense risk charge and the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

- GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION (AVAILABLE ONLY UNDER CONTRACTS WITH A SECURESOURCE(SM) RIDER): This fixed annuity payout option is an alternative to the above annuity payout plans. This option may not be available if the contract is a qualified annuity. For such contracts, this option will be available only if the number of years it will take to deplete the RBA by paying the GBP each year is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- SecureSource(SM) Riders"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy, or over the joint life expectancy of you and your designated beneficiary; or

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       RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS   59
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- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the one-year fixed account, the DCA fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a distribution according to our records.

NONQUALIFIED ANNUITIES

ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

WITHDRAWALS: If you withdraw part of your nonqualified annuity before your annuity payouts begin, including withdrawals under a SecureSource rider, your withdrawal will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract.

If you withdraw all of your nonqualified annuity before annuity payouts begin, your withdrawal will be taxed to the extent that the withdrawal value immediately before the withdrawal exceeds the investment in the contract.

You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or withdrawal, including withdrawals under a SecureSource(SM) rider, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full withdrawal) we compute withholding using 10% of the taxable portion.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

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The withholding requirements differ if we deliver payment outside the United
States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of non-natural ownership, the death of the annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

WITHDRAWALS: Under a qualified annuity, except a Roth IRA, the entire withdrawal will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA.

WITHDRAWALS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions ("RMDs") beginning at age
70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional benefits. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAS, ROTH IRAS AND SEPS: If you receive taxable income as a result of an annuity payout or a withdrawal, including withdrawals under a SecureSource(SM) rider, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your

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annual income tax return. As long as you have provided us with a valid Social
Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.

In the above situations, the distribution is subject to an optional 10% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs only); or

- to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

SPECIAL CONSIDERATIONS IF YOU SELECT THE MAV DEATH BENEFIT, ACCUMULATION PROTECTOR BENEFIT(SM) OR A SECURESOURCE(SM) RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

COLLATERAL ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly

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  62  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS
individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RIVERSOURCE LIFE OF NY'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not subject to any other withholding because of federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

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       RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS   63

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE CONTRACT

- Only securities broker-dealers ("selling firms") registered with the SEC and members of FINRA may sell the contract.

- The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm to offer the contracts to the public. We agree to pay the selling firm (or an affiliated insurance agency) for contracts its investment professionals sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

PAYMENTS WE MAKE TO SELLING FIRMS

- We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 5.00% each time a purchase payment is made for contract Option B and 1% for contract Option C. Other plans pay selling firms a smaller commission on purchase payments, and then pay on-going commissions ("trail commissions"). We may pay trail commissions of up to 1.00% of the contract value for each of the contract options. We do not pay or withhold payment of trail commissions based on which investment options you select.

- We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for both contract options offered for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

- In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulation, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

  - sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for investment professionals, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

  - marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

  - providing service to contract owners; and

  - funding other events sponsored by a selling firm that may encourage the selling firm's investment professionals to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its investment professionals to favor the contracts.

SOURCES OF PAYMENTS TO SELLING FIRMS

We pay the commissions and other compensation described above from our assets. Our assets may include:

- revenues we receive from fees and expenses that you will pay when buying, owning and making a withdrawal from the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The Funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The Funds"); and

- revenues we receive from other contracts we sell that are not securities and other businesses we conduct.

--------------------------------------------------------------------------------
  64  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including withdrawal charges; and

- fees and expenses charged by the underlying subaccount funds in which you invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST

Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their investment professionals to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause selling firms to grant us access to its investment professionals to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO INVESTMENT PROFESSIONALS

- The selling firm pays its investment professionals. The selling firm decides the compensation and benefits it will pay its investment professionals.

- To inform yourself of any potential conflicts of interest, ask the investment professional before you buy, how the selling firm and its investment professionals are being compensated and the amount of the compensation that each will receive if you buy the contract.

ISSUER

We issue the contracts. We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, NY 12203. Our mailing address is P.O. Box 5144, Albany, New York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS

RiverSource Life of NY is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, FINRA and several state authorities concerning our business activities and practices, generally including the sales and product or service features of, disclosures pertaining to, trading practices related to, compensation paid to us or to others with respect to, and the suitability of our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life of NY is involved in other proceedings concerning matters arising in connection with the conduct of their respective business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.

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       RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS   65

                                   APPENDICES

                  TABLE OF CONTENTS AND CROSS-REFERENCE TABLE

APPENDIX NAME                                           PAGE #   CROSS-REFERENCE                                           PAGE #
 Appendix A: Example -- Withdrawal Charges for                   Charges -- Withdrawal Charges
 Contract Option B                                      p. 67                                                               p. 27
 Appendix B: Example -- Death Benefits                  p. 72    Benefits in Case of Death                                  p. 42
 Appendix C: Example -- Accumulation Protector                   Optional Benefits -- Accumulation Protector Benefit(SM)
 Benefit(SM) Rider                                      p. 73    Rider                                                      p. 44
 Appendix D: Example -- SecureSource(SM) Riders         p. 75    Optional Benefits -- SecureSource(SM) Riders               p. 46
 Appendix E: SecureSource(SM) Riders -- Additional RMD           Optional Benefits -- SecureSource(SM) Riders
 Disclosure                                             p. 79                                                               p. 46

The purpose of these appendices is first to illustrate the operation of various contract features and riders; second, to provide additional disclosure regarding various contract features and riders; and lastly, to provide condensed financial history (unaudited) of the subaccounts.

In order to demonstrate the contract features and riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, DCA fixed account, and one-year fixed account and the fees and charges that apply to your contract.

The examples of death benefits and optional riders in appendices B through D include a partial withdrawal to illustrate the effect of a partial withdrawal on the particular benefit. These examples are intended to show how the optional riders operate, and do not take into account whether the rider is part of a qualified contract. Qualified contracts are subject to required minimum distributions at certain ages which may require you to take partial withdrawals from the contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you are considering the addition of certain death benefits and/or optional riders to a qualified contract, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

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  66  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

APPENDIX A: EXAMPLE -- WITHDRAWAL CHARGES FOR CONTRACT OPTION B

For purposes of calculating any withdrawal charge, including the examples illustrated below, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value or the greater of your contract's remaining benefit payment or remaining annual lifetime payment if you elected a SecureSource(SM) rider, and the greater of your remaining annual lifetime payment and your remaining benefit payment is greater than 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:

       PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.

We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, the one-year fixed account or the DCA fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero.

The examples below show how the withdrawal charge for a full and partial withdrawal is calculated for Contract Option B with a seven-year withdrawal charge schedule. Each example illustrates the amount of the withdrawal charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.

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       RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS   67

FULL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:

This is an example of how we calculate the withdrawal charge for a full withdrawal on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule with the following history:

ASSUMPTIONS:

- We receive a single $50,000 purchase payment; and

- you withdraw the contract for its total value during the fourth year after you made the single purchase payment. The withdrawal charge percentage in the fourth year after a purchase payment is 6.0%; and

- you have made no prior withdrawals.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                            CONTRACT WITH GAIN   CONTRACT WITH LOSS
                                 Contract value just prior to withdrawal:       $60,000.00           $40,000.00
                                     Contract value on prior anniversary:        58,000.00            42,000.00
WE CALCULATE THE WITHDRAWAL CHARGE FOR EACH ESTIMATE AS FOLLOWS
STEP 1.  First, we determine the amount of earnings available in the contract at the time of withdrawal as:
                            Contract value just prior to withdrawal (CV):        60,000.00            40,000.00
             Less purchase payments received and not previously withdrawn
                                                                 (PPNPW):        50,000.00            50,000.00
                                                                                ----------           ----------
                       Earnings in the contract (but not less than zero):        10,000.00                 0.00
STEP 2.  Next, we determine the Total Free Amount (TFA) available in the contract as the greatest of the following values:
                                                Earnings in the contract:        10,000.00                 0.00
                           10% of the prior anniversary's contract value:         5,800.00             4,200.00
                                                                                ----------           ----------
                                            TFA (but not less than zero):        10,000.00             4,200.00
STEP 3.  Next, we determine the ACV, the amount by which the contract value withdrawn exceeds earnings:
                                                Contract value withdrawn:        60,000.00            40,000.00
                                           Less earnings in the contract:        10,000.00                 0.00
                                                                                ----------           ----------
                                            ACV (but not less than zero):        50,000.00            40,000.00
STEP 4.  Next, we determine the XSF, the amount by which 10% of the prior anniversary's contract value exceeds earnings.
                               10% of prior anniversary's contract value:         5,800.00             4,200.00
                                           Less earnings in the contract:        10,000.00                 0.00
                                                                                ----------           ----------
                                            XSF (but not less than zero):             0.00             4,200.00
STEP 5.  Now we can determine how much of the PPNPW is being withdrawn
         (PPW) as follows:

                     PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

                                                        XSF from Step 4 =             0.00             4,200.00
                                                        ACV from Step 3 =        50,000.00            40,000.00
                                                         CV from Step 1 =        60,000.00            40,000.00
                                                        TFA from Step 2 =        10,000.00             4,200.00
                                                      PPNPW from Step 1 =        50,000.00            50,000.00
                                                                                ----------           ----------
                                                                    PPW =        50,000.00            50,000.00

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  68  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

                                                                            CONTRACT WITH GAIN   CONTRACT WITH LOSS
STEP 6.  We then calculate the withdrawal charge as a percentage of the
         PPW. Note that for a contract with a loss, PPW maybe greater than the amount you request to withdraw:
                                                                     PPW:        50,000.00            50,000.00
                                                                less XSF:            (0.00)           (4,200.00)
                                                                                ----------           ----------
                            amount of PPW subject to a withdrawal charge:        50,000.00            45,800.00
                                multiplied by the withdrawal charge rate:           X 6.0%               X 6.0%
                                                                                ----------           ----------
                                                       withdrawal charge:         3,000.00             2,748.00
STEP 7.  The dollar amount you will receive as a result of your full withdrawal is determined as:
                                                Contract value withdrawn:        60,000.00            40,000.00
                                                       WITHDRAWAL CHARGE:         3,000.00            (2,748.00)
                         Contract charge (assessed upon full withdrawal):           (40.00)              (40.00)
                                                                                ----------           ----------
                                            NET FULL WITHDRAWAL PROCEEDS:       $56,960.00           $37,212.00

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       RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS   69

PARTIAL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:

This is an example of how we calculate the withdrawal charge for a partial withdrawal on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule with the following history:

ASSUMPTIONS:

- We receive a single $50,000 purchase payment; and

- you request a net partial withdrawal of $15,000 during the fourth year after you made the single purchase payment. The withdrawal charge percentage in the fourth year after a purchase payment is 6.0%; and

- you have made no prior withdrawals.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                            CONTRACT WITH GAIN   CONTRACT WITH LOSS
                                 Contract value just prior to withdrawal:       $60,000.00           $40,000.00
                                     Contract value on prior anniversary:        58,000.00            42,000.00
We determine the amount of contract value that must be withdrawn in order for the net partial withdrawal proceeds to match the amount requested. We start with an estimate of the amount of contract value to withdraw and calculate the resulting withdrawal charge and net partial withdrawal proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to withdraw that generates the desired net partial withdrawal proceeds
WE CALCULATE THE WITHDRAWAL CHARGE FOR EACH ESTIMATE AS FOLLOWS:
STEP 1.  First, we determine the amount of earnings available in the contract at the time of withdrawal as:
                            Contract value just prior to withdrawal (CV):        60,000.00            40,000.00
             Less purchase payments received and not previously withdrawn
                                                                 (PPNPW):        50,000.00            50,000.00
                                                                                ----------           ----------
                        Earnings in the contact (but not less than zero):        10,000.00                 0.00
STEP 2.  Next, we determine the TFA available in the contract as the greatest of the following values:
                                                Earnings in the contract:        10,000.00                 0.00
                           10% of the prior anniversary's contract value:         5,800.00             4,200.00
                                                                                ----------           ----------
                                            TFA (but not less than zero):        10,000.00             4,200.00
STEP 3.  Next, we determine the ACV, the amount by which the contract value withdrawn exceeds earnings:
                                                Contract value withdrawn:        15,319.15            15,587.93
                                           Less earnings in the contract:        10,000.00                 0.00
                                                                                ----------           ----------
                                            ACV (but not less than zero):         5,319.15            15,587.93
STEP 4.  Next, we determine the XSF, the amount by which 10% of the prior anniversary's contract value exceeds earnings
                               10% of prior anniversary's contract value:         5,800.00             4,200.00
                                           Less earnings in the contract:        10,000.00                 0.00
                                                                                ----------           ----------
                                            XSF (but not less than zero):             0.00             4,200.00
STEP 3.  Now we can determine how much of the purchase payment is being withdrawn (PPW) as:
                     PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)
                                                        XSF from Step 4 =             0.00             4,200.00
                                                        ACV from Step 3 =         5,319.15            15,897.93
                                                         CV from Step 1 =        60,000.00            40,000.00
                                                        TFA from Step 2 =        10,000.00             4,200.00
                                                      PPNPW from Step 1 =        50,000.00            50,000.00
                                                                                ----------           ----------
                                                                    PPW =         5,319.15            19,165.51

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  70  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

                                                                            CONTRACT WITH GAIN   CONTRACT WITH LOSS
STEP 4.  We then calculate the withdrawal charge as a percentage of the
         PPW. Note that for a contract with a loss, PPW maybe greater than the amount you request to withdraw:
                                                                     PPW:         5,319.15            19,165.51
                                                                less XSF:            (0.00)           (4,200.00)
                                                                                ----------           ----------
                            amount of PPW subject to a withdrawal charge:         5,319.15            14,965.51
                                multiplied by the withdrawal charge rate:           X 6.0%               X 6.0%
                                                                                ----------           ----------
                                                       withdrawal charge:           319.15               897.93
STEP 5.  The dollar amount you will receive as a result of your full withdrawal is determined as:
                                                Contract value withdrawn:        15,319.15            15,897.93
                                                       WITHDRAWAL CHARGE:          (319.15)             (897.93)
                                                                                ----------           ----------
                                         NET PARTIAL WITHDRAWAL PROCEEDS:       $15,000.00           $15,000.00

--------------------------------------------------------------------------------
       RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS   71

APPENDIX B: EXAMPLE -- DEATH BENEFITS

EXAMPLE -- ROP DEATH BENEFIT

ASSUMPTIONS:

- You purchase the contract with a payment of $20,000. You select contract Option B; and

- on the first contract anniversary you make an additional purchase payment of $5,000; and

- during the second contract year the contract value falls to $22,000 and you take a $1,500 partial withdrawal, including withdrawal charge; and

- during the third contract year the contract value grows to $23,000.

  WE CALCULATE THE ROP DEATH BENEFIT AS FOLLOWS:
  1. CONTRACT VALUE AT DEATH:                                                                $23,000.00
                                                                                             ----------
  2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL WITHDRAWALS:
         Total purchase payments:                                                            $25,000.00
         minus adjusted partial withdrawals calculated as:
          $1,500 X $25,000
         ------------------  =                                                                -1,704.55
              $22,000                                                                        ----------
         for a death benefit of:                                                             $23,295.45
                                                                                             ----------

  ROP DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE TWO VALUES:  $23,295.45

EXAMPLE -- MAV DEATH BENEFIT

ASSUMPTIONS:

- You purchase the contract with a payment of $25,000. You select contract Option B; and

- on the first contract anniversary the contract value grows to $26,000; and

- during the second contract year the contract value falls to $22,000, at which point you take a $1,500 (including withdrawal charge) partial withdrawal, leaving a contract value of $20,500.

  WE CALCULATE THE MAV DEATH BENEFIT, WHICH IS BASED ON THE GREATER OF THREE VALUES, AS
  FOLLOWS:
  1. CONTRACT VALUE AT DEATH:                                                                 $20,500.00
                                                                                              ----------
  2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL WITHDRAWALS:
         Total purchase payments:                                                             $25,000.00
         minus adjusted partial withdrawals, calculated as:
          $1,500 X $25,000
         ------------------  =                                                                 -1,704.55
              $22,000
                                                                                              ----------
         for a death benefit of:                                                              $23,295.45
                                                                                              ----------
  3. THE MAV IMMEDIATELY PRECEDING THE DATE OF DEATH:
         Greatest of your contract anniversary values:                                        $26,000.00
         plus purchase payments made since the prior anniversary:                                  +0.00
         minus the death benefit adjusted partial withdrawals, calculated as:
          $1,500 X $26,000
         ------------------  =                                                                 -1,772.73
              $22,000                                                                         ----------
         for a death benefit of:                                                              $24,227.27
                                                                                              ----------

  THE MAV DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES, WHICH
  IS THE MAV:                                                         $24,227.27

--------------------------------------------------------------------------------
  72  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

APPENDIX C: EXAMPLE -- ACCUMULATION PROTECTOR BENEFIT(SM) RIDER

AUTOMATIC STEP UP

This example shows increases in the Minimum Contract Accumulation Value (MCAV) in the second, third and seventh contract anniversaries. These increases occur because of the automatic step up feature of the rider. The automatic step up does not create contract value, guarantee the performance of any underlying fund in which a subaccount invests, or provide a benefit that can be withdrawn or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV which determines whether a benefit will be paid under the rider on the benefit date.

ASSUMPTIONS:

- You purchase a contract with a seven-year withdrawal schedule with a payment of $125,000; and

- you make no additional purchase payments to the contract; and

- you take partial withdrawals from the contract on the fifth and eighth contract anniversaries in the amounts of $2,000 and $5,000, respectively; and

- contract values increase or decrease according to the hypothetical assumed net rate of return; and

- you do not exercise the elective step up option available under the rider; and

- you do not change model portfolios.

Based on these assumptions, the waiting period expires at the end of the 10th contract year. The rider then ends. On the benefit date the hypothetical assumed contract value is $108,118 and the MCAV is $136,513, so the contract value would be reset to equal the MCAV, or $136,513.

                                                                              MCAV       HYPOTHETICAL    HYPOTHETICAL
CONTRACT                                                                    ADJUSTED       ASSUMED         ASSUMED
DURATION                                        PURCHASE      PARTIAL       PARTIAL        NET RATE        CONTRACT
IN YEARS                                        PAYMENTS    WITHDRAWALS    WITHDRAWAL     OF RETURN         VALUE          MCAV
 At Issue                                       $125,000       $ N/A         $  N/A            N/A         $125,000      $125,000
 1                                                    0            0              0           12.0%         140,000       125,000
 2                                                    0            0              0           15.0%         161,000       128,800(2)
 3                                                    0            0              0            3.0%         165,830       132,664(2)
 4                                                    0            0              0           -8.0%         152,564       132,664
 5                                                    0        2,000          2,046          -15.0%         127,679       130,618
 6                                                    0            0              0           20.0%         153,215       130,618
 7                                                    0            0              0           15.0%         176,197       140,958(2)
 8                                                    0        5,000          4,444          -10.0%         153,577       136,513
 9                                                    0            0              0          -20.0%         122,862       136,513
 10(1)                                                0            0              0          -12.0%         108,118       136,513

(1)  The APB benefit date.
(2) These values indicate where the automatic step up feature increased the MCAV.

IMPORTANT INFORMATION ABOUT THIS EXAMPLE:

- If the actual rate of return during the waiting period causes the contract value to equal or exceed the MCAV on the benefit date, no benefit is paid under this rider.

- Even if a benefit is paid under the rider on the benefit date, contract value allocated to the variable account after the benefit date continues to vary with the market and may go up or go down.

ELECTIVE STEP UP

This example shows increases in the Minimum Contract Accumulation Value (MCAV) on the first, second, third and seventh contract anniversaries. These increases occur only if you exercise the elective step up option within 30 days following the contract anniversary. The contract value on the date we receive your written request to step up must be greater than the MCAV on that date. The elective step up does not create contract value, guarantee the performance of any underlying fund in which a subaccount invests, or provide a benefit that can be withdrawn or paid upon death. Rather, the elective step up is an interim calculation used to arrive at the final MCAV which determines whether a benefit will be paid under the rider on the benefit date.

ASSUMPTIONS:

- You purchase a contract with a seven-year withdrawal schedule with a payment of $125,000; and

- you make no additional purchase payments to the contract; and
--------------------------------------------------------------------------------
       RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS   73

- you take partial withdrawals from the contract on the fifth, eighth and thirteenth contract anniversaries in the amounts of $2,000, $5,000 and $7,500, respectively; and

- contract values increase or decrease according to the hypothetical assumed net rate of return; and,

- the elective step up is exercised on the first, second, third and seventh contract anniversaries; and

- you do not change model portfolios.

Based on these assumptions, the 10 year waiting period restarts each time you exercise the elective step up option (on the first, second, third and seventh contract anniversaries in this example). The waiting period expires at the end of the 10th contract year following the last exercise of the elective step up option. When the waiting period expires, the rider ends. On the benefit date the hypothetical assumed contract values is $99,198 and the MCAV is $160,117, so the contract value would be reset to equal the MCAV, or $160,117.

                                 YEARS                                        MCAV       HYPOTHETICAL    HYPOTHETICAL
CONTRACT                      REMAINING IN                                  ADJUSTED       ASSUMED         ASSUMED
DURATION                      THE WAITING       PURCHASE      PARTIAL       PARTIAL        NET RATE        CONTRACT
IN YEARS                         PERIOD         PAYMENTS    WITHDRAWALS    WITHDRAWAL     OF RETURN         VALUE          MCAV
 At Issue                          10           $125,000      $  N/A        $   N/A            N/A         $125,000      $125,000
 1                                 10(2)              0            0              0           12.0%         140,000       140,000(3)
 2                                 10(2)              0            0              0           15.0%         161,000       161,000(3)
 3                                 10(2)              0            0              0            3.0%         165,830       165,830(3)
 4                                  9                 0            0              0           -8.0%         152,564       165,830
 5                                  8                 0        2,000          2,558          -15.0%         127,679       163,272
 6                                  7                 0            0              0           20.0%         153,215       163,272
 7                                 10(2)              0            0              0           15.0%         176,197       176,197(3)
 8                                  9                 0        5,000          5,556          -10.0%         153,577       170,642
 9                                  8                 0            0              0          -20.0%         122,862       170,642
 10                                 7                 0            0              0          -12.0%         108,118       170,642
 11                                 6                 0            0              0            3.0%         111,362       170,642
 12                                 5                 0            0              0            4.0%         115,817       170,642
 13                                 4                 0        7,500         10,524            5.0%         114,107       160,117
 14                                 3                 0            0              0            6.0%         120,954       160,117
 15                                 2                 0            0              0           -5.0%         114,906       160,117
 16                                 1                 0            0              0          -11.0%         102,266       160,117
 17(1)                              0                 0            0              0           -3.0%          99,198       160,117

(1)  The APB benefit date.
(2)  The waiting period restarts when the elective step up is exercised.
(3)  These values indicate when the elective step up feature increased the MCAV.

IMPORTANT INFORMATION ABOUT THIS EXAMPLE:

- If the actual rate of return during the waiting period causes the contract value to equal or exceed the MCAV on the benefit date, no benefit is paid under this rider.

- Exercising the elective step up provision may result in an increase in the charge that you pay for this rider.

- Even if a benefit is paid under the rider on the benefit date, contract value allocated to the variable account after the benefit date continues to vary with the market and may go up or go down.

--------------------------------------------------------------------------------
  74  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

APPENDIX D: EXAMPLE -- SECURESOURCE(SM) RIDERS

EXAMPLE #1: SINGLE LIFE BENEFIT: COVERED PERSON HAS NOT REACHED AGE 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 63.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- You elect the Moderate model portfolio at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive model portfolio. The target model portfolio under the contract is the Moderate model portfolio.

                                                     HYPOTHETICAL
CONTRACT                                               ASSUMED               BASIC WITHDRAWAL BENEFIT
DURATION                  PURCHASE      PARTIAL        CONTRACT      ----------------------------------------
IN YEARS                  PAYMENTS    WITHDRAWALS       VALUE          GBA         RBA        GBP       RBP
 At Issue                 $100,000      $   N/A        $100,000      $100,000    $100,000    $7,000    $7,000
 0.5                            0         5,000          92,000       100,000      95,000     7,000     2,000
 1                              0             0          90,000        90,000(1)   90,000(1)  6,300     6,300
 2                              0             0          81,000        90,000      90,000     6,300     6,300
 5                              0             0          75,000        90,000      90,000     6,300     6,300
 5.5                            0         5,400          70,000        90,000      84,600     6,300       900
 6                              0             0          69,000        90,000      84,600     6,300     6,300
 6.5                            0         6,300          62,000        90,000      78,300     6,300         0
 7                              0             0          64,000        90,000      78,300     6,300     6,300
 7.5                            0        10,000          51,000        51,000(4)   51,000(4)  3,570         0
 8                              0             0          55,000        55,000      55,000     3,850     3,850


CONTRACT                  LIFETIME WITHDRAWAL BENEFIT
DURATION                  ----------------------------
IN YEARS                     ALP               RALP
 At Issue                   $  N/A            $  N/A
 0.5                           N/A               N/A
 1                             N/A               N/A
 2                             N/A               N/A
 5                           5,400(2)          5,400(2)
 5.5                         5,400                 0
 6                           5,400             5,400
 6.5                         3,720(3)              0
 7                           3,840             3,840
 7.5                         3,060(4)              0
 8                           3,300             3,300

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation, contract ownership change, or model portfolio changes), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) Allocation to the Moderately Aggressive model portfolio during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP (if established) is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate model portfolio if you are invested more aggressively than the Moderate model portfolio.
(2) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 68 as 6% of the RBA.
(3) The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

--------------------------------------------------------------------------------
       RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS   75

EXAMPLE #2: SINGLE LIFE BENEFIT: COVERED PERSON HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 68.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider. Your spouse is over age 68 and is the new covered person.

                                                    HYPOTHETICAL
CONTRACT                                              ASSUMED                 BASIC WITHDRAWAL BENEFIT
DURATION                 PURCHASE      PARTIAL        CONTRACT      --------------------------------------------
IN YEARS                 PAYMENTS    WITHDRAWALS       VALUE          GBA           RBA          GBP       RBP
 At Issue                $100,000      $   N/A        $100,000      $100,000      $100,000      $7,000    $7,000
 1                             0             0         105,000       105,000       105,000       7,350     7,000(1)
 2                             0             0         110,000       110,000       110,000       7,700     7,000(1)
 3                             0             0         110,000       110,000       110,000       7,700     7,700(2)
 3.5                           0         6,600         110,000       110,000       103,400       7,700     1,100
 4                             0             0         115,000       115,000       115,000       8,050     8,050
 4.5                           0         8,050         116,000       115,000       106,950       8,050         0
 5                             0             0         120,000       120,000       120,000       8,400     8,400
 5.5                           0        10,000         122,000       120,000(4)    110,000(4)    8,400         0
 6                             0             0         125,000       125,000       125,000       8,750     8,750
 6.5                           0             0         110,000       125,000       125,000       8,750     8,750
 7                             0             0         105,000       125,000       125,000       8,750     8,750


CONTRACT               LIFETIME WITHDRAWAL BENEFIT
DURATION               ----------------------------
IN YEARS                  ALP               RALP
 At Issue                $6,000            $6,000
 1                        6,300             6,000(1)
 2                        6,600             6,000(1)
 3                        6,600             6,600(2)
 3.5                      6,600                 0
 4                        6,900             6,900
 4.5                      6,900(3)              0
 5                        7,200             7,200
 5.5                      7,200(4)              0
 6                        7,500             7,500
 6.5                      6,600(5)          6,600(5)
 7                        6,600             6,600

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, contract ownership change, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,600 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(5) At spousal continuation, the ALP is reset to the lesser of the prior ALP or 6% of the contract value and the RALP is reset to the ALP.

--------------------------------------------------------------------------------
  76  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

EXAMPLE #3: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS NOT REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are age 62 and your spouse is age 63.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- You elect the Moderate model portfolio at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive model portfolio. The target model portfolio under the contract is the Moderate model portfolio.

- Your death occurs after 9 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.

                                                     HYPOTHETICAL
CONTRACT                                               ASSUMED               BASIC WITHDRAWAL BENEFIT
DURATION                  PURCHASE      PARTIAL        CONTRACT      ----------------------------------------
IN YEARS                  PAYMENTS    WITHDRAWALS       VALUE          GBA         RBA        GBP       RBP
 At Issue                 $100,000      $   N/A        $100,000      $100,000    $100,000    $7,000    $7,000
 0.5                            0         5,000          92,000       100,000      95,000     7,000     2,000
 1                              0             0          90,000        90,000(1)   90,000(1)  6,300     6,300
 2                              0             0          81,000        90,000      90,000     6,300     6,300
 6                              0             0          75,000        90,000      90,000     6,300     6,300
 6.5                            0         4,950          70,000        90,000      85,050     6,300     1,350
 7                              0             0          69,000        90,000      85,050     6,300     6,300
 7.5                            0         6,300          62,000        90,000      78,750     6,300         0
 8                              0             0          64,000        90,000      78,750     6,300     6,300
 8.5                            0        10,000          51,000        51,000(4)   51,000(4)  3,570         0
 9                              0             0          55,000        55,000      55,000     3,850     3,850
 9.5                            0             0          54,000        55,000      55,000     3,850     3,850
 10                             0             0          52,000        55,000      55,000     3,850     3,850


CONTRACT                LIFETIME WITHDRAWAL BENEFIT
DURATION                ----------------------------
IN YEARS                   ALP               RALP
 At Issue                 $  N/A            $  N/A
 0.5                         N/A               N/A
 1                           N/A               N/A
 2                           N/A               N/A
 6                         4,950(2)          4,950(2)
 6.5                       4,950                 0
 7                         4,950             4,950
 7.5                       3,410(3)              0
 8                         3,520             3,520
 8.5                       2,805(4)              0
 9                         3,025             3,025
 9.5                       3,025             3,025
 10                        3,025             3,025

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,025 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) Allocation to the Moderately Aggressive model portfolio during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate model portfolio if you are invested more aggressively than the Moderate model portfolio.
(2) The ALP and RALP are established on the contract anniversary date following the date the younger covered spouse reaches age 68 as 5.5% of the RBA.
(3) The $6,300 withdrawal is greater than the $4,950 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,520 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.

--------------------------------------------------------------------------------
       RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS   77

EXAMPLE #4: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract

- You are age 71 and your spouse is age 70.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.

                                                     HYPOTHETICAL
                                                       ASSUMED               BASIC WITHDRAWAL BENEFIT
CONTRACT                  PURCHASE      PARTIAL        CONTRACT      ----------------------------------------
DURATION                  PAYMENTS    WITHDRAWALS       VALUE          GBA         RBA        GBP       RBP
 At issue                 $100,000      $   N/A        $100,000      $100,000    $100,000    $7,000    $7,000
 1                              0             0         105,000       105,000     105,000     7,350     7,000(1)
 2                              0             0         110,000       110,000     110,000     7,700     7,000(1)
 3                              0             0         110,000       110,000     110,000     7,700     7,700(2)
 3.5                            0         6,050         110,000       110,000     103,950     7,700     1,650
 4                              0             0         115,000       115,000     115,000     8,050     8,050
 4.5                            0         8,050         116,000       115,000     106,950     8,050         0
 5                              0             0         120,000       120,000     120,000     8,400     8,400
 5.5                            0        10,000         122,000       120,000(4)  110,000(4)  8,400         0
 6                              0             0         125,000       125,000     125,000     8,750     8,750
 6.5                            0             0         110,000       125,000     125,000     8,750     8,750
 7                              0             0         105,000       125,000     125,000     8,750     8,750


                        LIFETIME WITHDRAWAL BENEFIT
CONTRACT                ----------------------------
DURATION                   ALP               RALP
 At issue                 $5,500            $5,500
 1                         5,775             5,500(1)
 2                         6,050             5,500(1)
 3                         6,050             6,050(2)
 3.5                       6,050                 0
 4                         6,325             6,325
 4.5                       6,325(3)              0
 5                         6,600             6,600
 5.5                       6,600(4)              0
 6                         6,875             6,875
 6.5                       6,875             6,875
 7                         6,875             6,875

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,875 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,325 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $6,600 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.

--------------------------------------------------------------------------------
  78  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

APPENDIX E: SECURESOURCE(SM) RIDERS -- ADDITIONAL RMD DISCLOSURE

This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under a SecureSource(SM) rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to discontinue this administrative practice at any time upon 30 days' written notice to you.

For owners subject to RMD rules under Section 401(a)(9) amounts you withdraw to satisfy these rules will not prompt excess withdrawal processing, subject to the following rules:

(1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

    - Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.

    - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

    - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.

    - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the SecureSource(SM) rider.

(2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current Contract Year,

    - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year.

    - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.

    - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.

    - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource(SM) rider.

(3) If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,

    - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

    - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:

(1) determined by us each calendar year;

(2) based solely on the value of the contract to which the SecureSource(SM) rider is attached as of the date we make the determination;

(3) based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

(4) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

     1. an individual retirement annuity (Section 408(b));

     2. a Roth individual retirement account (Section 408A);

     3. a Simplified Employee Pension plan (Section 408(k));

     4. a tax-sheltered annuity rollover (Section 403(b)).

In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your SecureSource(SM) rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.

--------------------------------------------------------------------------------
       RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS   79

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

--------------------------------------------------------------------------------
  80  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Calculating Annuity Payouts..................... p.  3
Rating Agencies................................. p.  4
Revenues Received During Calendar Year 2007..... p.  4
Principal Underwriter........................... p.  5
Independent Registered Public Accounting Firm... p.  5
Financial Statements

--------------------------------------------------------------------------------
       RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS   81

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555
(800) 504-0469

          RiverSource Distributors, Inc. (Distributor), Member FINRA.
 Insurance and annuity products are issued by RiverSource Life Insurance Co. of
                              New York, Albany, NY
Only RiverSource Life Insurance Co. of New York is authorized to sell insurance and annuities in New York.

        (C)2007 RiverSource Life Insurance Company. All rights reserved. 274617 A (12/07)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR



                        RIVERSOURCE(R) ENDEAVOR PLUS(SM)

                                VARIABLE ANNUITY



                             RIVERSOURCE OF NEW YORK

                           VARIABLE ANNUITY ACCOUNT 2

                   (previously ACL Variable Annuity Account 2)

                                  DEC. 17, 2007


RiverSource of New York Variable Annuity Account 2 is a separate account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your investment professional, or by writing or calling us at the address and telephone number below.



This SAI contains financial information for all the subaccounts of the RiverSource of New York Variable Annuity Account 2. Not all subaccounts of the RiverSource of New York Variable Annuity Account 2 apply to your specific contract.


RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555
(800) 504-0469

TABLE OF CONTENTS

Calculating Annuity Payouts.....................................................   p.  3
Rating Agencies ................................................................   p.  4
Revenues Received During Calendar Year 2006.....................................   p.  4
Principal Underwriter...........................................................   p.  5
Independent Registered Public Accounting Firm...................................   p.  5
Financial Statements


CORPORATE CONSOLIDATION
On Dec. 31, 2006, American Centurion Life Assurance Company merged into an affiliate company, IDS Life Insurance Company of New York (IDS Life of New
York). At that time, IDS Life of New York changed its name to RiverSource Life Insurance Co. of New York. This merger helped simplify the overall corporate structure because the two life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the features or benefits of your contract.


 2    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

CALCULATING ANNUITY PAYOUTS

VARIABLE ANNUITY PAYOUTS
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payout, we:

-  determine the dollar value of your contract on the valuation date; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-  the annuity unit value on the valuation date; by

-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-  the net investment factor; and

-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 3.5%, the neutralizing factor is 0.999906 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

FIXED ANNUITY PAYOUTS
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    3

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our general account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life of NY, contact your investment professional. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best                                                                       www.ambest.com
Fitch                                                                     www.fitchratings.com
Moody's                                                               www.moodys.com/insurance
Standard & Poor's                                                     www.standardandpoors.com


A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.

REVENUES RECEIVED DURING CALENDAR YEAR 2006

The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2006. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.

--------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products                                       $14,119,393.11
Wanger Advisors Trust                                                         $ 9,994,792.02
Franklin(R) Templeton(R) Variable Insurance Products Trust                    $ 9,889,398.02
American Century(R) Variable Portfolios, Inc.                                 $ 8,111,950.96
AllianceBernstein Variable Products Series Fund, Inc.                         $ 6,935,380.14
AIM Variable Insurance Funds                                                  $ 6,806,164.35
Goldman Sachs Variable Insurance Trust                                        $ 6,192,884.80
Oppenheimer Variable Account Funds                                            $ 5,619,718.04
Van Kampen Life Investment Trust                                              $ 4,719,402.91
MFS(R) Variable Insurance TrustSM                                             $ 3,669,262.58
Putnam Variable Trust                                                         $ 3,209,435.18
Wells Fargo Advantage Variable Trust Funds                                    $ 1,839,774.87
Evergreen Variable Annuity Trust                                              $ 1,525,346.92
Credit Suisse Trust                                                           $ 1,417,351.20
Janus Aspen Series                                                            $ 1,336,421.58
Lazard Retirement Series, Inc.                                                $ 1,320,263.36
Columbia Funds Variable Insurance Trust                                       $ 1,225,769.87
Third Avenue Variable Series Trust                                            $   988,460.13
Royce Capital Fund                                                            $   812,542.64
Pioneer Variable Contracts Trust                                              $   433,483.35
PIMCO Variable Insurance Trust                                                $   319,348.24
The Universal Institutional Funds, Inc.                                       $   208,788.04
Calvert Variable Series, Inc.                                                 $   201,270.34
Neuberger Berman Advisers Management Trust                                    $   157,988.04
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund                $   143,753.64
STI Classic Variable Trust                                                    $    38,512.36
Premier VIT                                                                   $    13,581.86
Baron Capital Funds Trust                                                     $     7,097.88
J.P. Morgan Series Trust II                                                   $     4,376.19
Legg Mason Partners Variable Portfolios                                       $       885.00
--------------------------------------------------------------------------------------------


If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Portfolio Funds or their affiliates would be at the top of the list.


 4    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

PRINCIPAL UNDERWRITER


RiverSource Distributors, Inc. (RiverSource Distributors) serves as principal underwriter for the contracts, which it offers on a continuous basis. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). RiverSource Distributors is an affiliate of ours. The contracts are offered to the public through certain securities broker-dealers and through entities that may offer the contracts but are exempt from registration that have entered into selling agreements with RiverSource Distributors and whose personnel are legally authorized to sell annuity products. Both RiverSource Distributors and RiverSource Life of NY are ultimately controlled by Ameriprise Financial, Inc. The principal business address of RiverSource Distributors, Inc. is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.


Prior to Jan. 1, 2007, Ameriprise Financial Services, Inc. served as the principal underwriter for the contracts. For the past three years, the aggregate dollar amount of underwriting commissions paid to Ameriprise Financial Services, Inc. for the variable account has been: 2006: $14,651,291; 2005: $10,411,805;
and 2004: $7,278,913. Ameriprise Financial Services, Inc. retained no underwriting commission from the sale of the contracts.

Effective Jan. 1, 2007, RiverSource Distributors became the principal underwriter for the contracts. RiverSource Distributors retains no underwriting commissions from the sale of the contracts.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, independent registered public accounting firm, has audited the financial statements of RiverSource Life Insurance Co. of New York at Dec. 31, 2006 and 2005, and for each of the three years in the period ended Dec. 31, 2006, the financial statements of RiverSource Life Insurance Co. of New York at Dec. 31, 2006 and 2005 and for each of the three years in the period ended Dec. 31, 2006, and the individual financial statements of the segregated asset subaccounts of RiverSource of New York Variable Annuity Account 2 which includes RiverSource(R) Endeavor Select Variable Annuity, RiverSource(R) Innovations Select Variable Annuity, RiverSource(R) Innovations Variable Annuity, RiverSource(R) Personal Portfolio Plus(2) Variable Annuity, and RiverSource(R) Personal Portfolio Variable Annuity at Dec. 31, 2006, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance upon such reports given on the authority of Ernst & Young LLP as experts in accounting and auditing.


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    5

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

We have audited the accompanying individual statements of assets and liabilities of the 88 segregated asset subaccounts of RiverSource of New York Variable Annuity Account 2 (previously ACL Variable Annuity Account 2), referred to in
Note 1, as of December 31, 2006, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York (previously IDS Life Insurance Company of New York). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of RiverSource of New York Variable Annuity Account 2's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of RiverSource of New York Variable Annuity Account 2's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 88 segregated asset subaccounts of RiverSource of New York Variable Annuity Account 2, referred to in Note 1, at December 31, 2006, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                        (-s- ERNEST &YOUNG LLP)

Minneapolis, Minnesota

April 24, 2007


 6    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------------------------------
                                                     AIM VI           AIM VI        AIM VI        AIM VI       AIM VI
                                                   BASIC VAL,        CAP DEV,      CORE EQ,      CORE EQ,     INTL GRO,
DEC. 31, 2006                                        SER II           SER II         SER I        SER II        SER I
 ASSETS
Investments, at value(1),(2)                       $1,075,292         $183,003      $919,854        $8,499     $169,910
Dividends receivable                                       --               --            --            --           --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                        --               --            --            --           --
Receivable for share redemptions                        1,570              184         1,031             7          193
-----------------------------------------------------------------------------------------------------------------------
Total assets                                        1,076,862          183,187       920,885         8,506      170,103
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      1,015              162           922             6          172
    Administrative charge                                 128               22           110             1           21
    Contract terminations                                 427               --            --            --           --
Payable for investments purchased                          --               --            --            --           --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       1,570              184         1,032             7          193
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               1,075,091          182,262       919,853         7,750      169,910
Net assets applicable to contracts in payment
  period                                                   --               --            --            --           --
Net assets applicable to seed money                       201              741            --           749           --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                   $1,075,292         $183,003      $919,853        $8,499     $169,910
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  81,215           10,061        33,793           315        5,773
(2) Investments, at cost                            $ 915,470         $134,227      $854,893        $7,865     $118,551
-----------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------------------------------
                                                     AIM VI           AB VPS        AB VPS        AB VPS       AB VPS
                                                MID CAP CORE EQ,   BAL SHARES,   GLOBAL TECH,   GRO & INC,    INTL VAL,
DEC. 31, 2006 (CONTINUED)                            SER II            CL B          CL B          CL B         CL B
 ASSETS
Investments, at value(1),(2)                         $127,416        $ 308,374     $ 229,529    $1,443,191   $2,207,125
Dividends receivable                                       --               --            --            --           --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                         9               --            --            --           --
Receivable for share redemptions                          137              318           227         1,626        3,258
-----------------------------------------------------------------------------------------------------------------------
Total assets                                          127,562          308,692       229,756     1,444,817    2,210,383
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                        122              282           200         1,455        2,074
    Administrative charge                                  15               36            27           172          261
    Contract terminations                                  --               --            --            --          922
Payable for investments purchased                           9               --            --            --           --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                         146              318           227         1,627        3,257
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                 126,965          307,892       229,310     1,442,188    2,207,126
Net assets applicable to contracts in payment
  period                                                   --               --            --            --           --
Net assets applicable to seed money                       451              482           219         1,002           --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                     $127,416         $308,374      $229,529    $1,443,190   $2,207,126
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   9,495           15,281        13,550        53,590       89,213
(2) Investments, at cost                             $124,614         $269,746      $190,660    $1,124,604   $1,762,520
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    7

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 ------------------------------------------------------------------------
                                                    AB VPS        AC VP          AC VP           AC VP          AC VP
                                                 LG CAP GRO,   INC & GRO,   INFLATION PROT,      INTL,          ULTRA,
DEC. 31, 2006 (CONTINUED)                            CL B         CL I           CL II           CL II          CL II
 ASSETS
Investments, at value(1),(2)                        $396,460    $261,530       $1,812,918        $   797      $3,349,072
Dividends receivable                                      --          --               --             --              --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                          --          --              771             --             793
Receivable for share redemptions                         450         295            1,950             --           3,466
-------------------------------------------------------------------------------------------------------------------------
Total assets                                         396,910     261,825        1,815,639            797       3,353,331
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       403         263            1,735             --           3,076
    Administrative charge                                 47          32              215             --             390
    Contract terminations                                 --          --               --             --              --
Payable for investments purchased                         --          --              771             --             793
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        450         295            2,721             --           4,259
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                396,201     261,442        1,804,747             --       3,349,072
Net assets applicable to contracts in payment
  period                                                  --          88               --             --              --
Net assets applicable to seed money                      259          --            8,171            797              --
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                    $396,460    $261,530       $1,812,918           $797      $3,349,072
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 15,035      30,305          179,853             79         335,578
(2) Investments, at cost                            $314,234    $208,691       $1,854,825           $598      $3,319,671
-------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 ------------------------------------------------------------------------
                                                    AC VP         AC VP           COL             COL          DREY IP
                                                     VAL,         VAL,         HI YIELD,      SM CAP VAL,   MIDCAP STOCK,
DEC. 31, 2006 (CONTINUED)                            CL I         CL II         VS CL B         VS CL B          SERV
 ASSETS
Investments, at value(1),(2)                        $153,654     $54,755         $654,916         $1,040         $35,474
Dividends receivable                                      --          --               --             --              --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                          --          --               --             --              --
Receivable for share redemptions                         174          58              707              1              38
-------------------------------------------------------------------------------------------------------------------------
Total assets                                         153,828      54,813          655,623          1,041          35,512
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       155          52              629             --              33
    Administrative charge                                 19           6               77             --               4
    Contract terminations                                 --          --               --             --              --
Payable for investments purchased                         --          --               --             --              --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        174          58              706             --              37
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                153,654      54,158          654,917             --          34,884
Net assets applicable to contracts in payment
  period                                                  --          --               --             --              --
Net assets applicable to seed money                       --         597               --          1,041             591
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $ 153,654     $54,755         $654,917         $1,041         $35,475
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 17,581       6,272           56,801             50           2,048
(2) Investments, at cost                            $117,717     $47,167         $628,992          $ 875         $36,754
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 8    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
                                                     DREY IP     DREY VIF       DREY VIF          FID VIP           FID VIP
                                                    TECH GRO,      APPR,        INTL VAL,       CONTRAFUND,          GRO,
DEC. 31, 2006 (CONTINUED)                             SERV         SERV           SERV           SERV CL 2         SERV CL 2
 ASSETS
Investments, at value(1),(2)                          $765,263  $    10,415      $       976       $13,718,132     $594,073
Dividends receivable                                        --           --               --                --           --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                           310           --               --               160           --
Receivable for share redemptions                           794           11               --            14,410          661
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                           766,367       10,426              976        13,732,702      594,734
-------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                         706           10               --            12,408          590
    Administrative charge                                   89            1               --             1,622           71
    Contract terminations                                   --           --               --               380           --
Payable for investments purchased                          310           --               --               160           --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        1,105           11               --            14,570          661
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                  765,262        9,000               --        13,718,132      593,308
Net assets applicable to contracts in payment
  period                                                    --           --               --                --           --
Net assets applicable to seed money                         --        1,415              976                --          765
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $   765,262  $    10,415      $       976       $13,718,132     $594,073
-------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   82,464          246               50           440,956       16,772
(2) Investments, at cost                           $   721,692  $     8,940      $       802       $12,226,366     $506,845
-------------------------------------------------------------------------------------------------------------------------------


                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
                                                     FID VIP      FID VIP        FID VIP        FTVIPT FRANK     FTVIPT FRANK
                                                   INVEST GR,    MID CAP,       OVERSEAS,         INC SEC,     GLOBAL REAL EST,
DEC. 31, 2006 (CONTINUED)                           SERV CL 2    SERV CL 2      SERV CL 2           CL 2             CL 2
 ASSETS
Investments, at value(1),(2)                        $1,616,966   $4,438,299       $1,097,402      $      2,340     $429,606
Dividends receivable                                        --           --               --                --           --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                           402            5               --                --           --
Receivable for share redemptions                         1,722        5,073            1,210                 2          440
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                         1,619,090    4,443,377        1,098,612             2,342      430,046
-------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       1,531        4,236              950                 2          389
    Administrative charge                                  190          527              130                --           51
    Contract terminations                                   --          310              130                --           --
Payable for investments purchased                          402            5               --                --           --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        2,123        5,078            1,210                 2          440
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                1,616,732    4,438,299        1,097,402             1,463      429,450
Net assets applicable to contracts in payment
  period                                                    --           --               --                --           --
Net assets applicable to seed money                        235           --               --               877          156
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                    $1,616,967   $4,438,299       $1,097,402      $      2,340     $429,606
-------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  128,739      129,585           46,206               135       12,388
(2) Investments, at cost                            $1,588,661   $3,553,052        $ 781,934      $      2,091     $320,494
-------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    9

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                             -----------------------------------------------------------------------------
                                             FTVIPT FRANK    FTVIPT FRANK    FTVIPT FRANK        FTVIPT          FTVIPT
                                             RISING DIVD,    SM CAP VAL,      SM MID CAP     MUTUAL SHARES   TEMP FOR SEC,
DEC. 31, 2006 (CONTINUED)                        CL 2            CL 2          GRO, CL 2       SEC, CL 2       SEC, CL 2
 ASSETS
Investments, at value(1),(2)                        $998       $720,463        $ 1,167,655      $5,990,701      $678,873
Dividends receivable                                  --             --                 --              --            --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments                --             --                 --              --            --
Receivable for share redemptions                      --            748              1,365           6,380           718
--------------------------------------------------------------------------------------------------------------------------
Total assets                                         998        721,211          1,169,020       5,997,081       679,591
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    --            662              1,099           5,530           637
    Administrative charge                             --             86                139             709            81
    Contract terminations                             --             --                127             141            --
Payable for investments purchased                     --             --                 --              --            --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     --            748              1,365           6,380           718
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                 --        720,330          1,167,241       5,990,701       678,778
Net assets applicable to contracts in
  payment period                                      --             --                 --              --            --
Net assets applicable to seed money                  998            133                414              --            95
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                    $998       $720,463        $ 1,167,655      $5,990,701      $678,873
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 49         38,343             52,763         292,658        36,265
(2) Investments, at cost                            $850       $543,757      $     943,005     $ 4,677,933      $467,937
--------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                             -----------------------------------------------------------------------------
                                                FTVIPT          FTVIPT          GS VIT        JANUS ASPEN     JANUS ASPEN
                                              TEMP GLOBAL   TEMP GRO SEC,    MID CAP VAL,         BAL,         WORLD GRO,
DEC. 31, 2006 (CONTINUED)                      INC, CL 2      SEC, CL 2          INST             INST            INST
 ASSETS
Investments, at value(1),(2)                  $1,434,583           $755         $2,174,090      $2,498,811      $482,834
Dividends receivable                                  --             --                 --              --            --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments               176             --                 --              --            --
Receivable for share redemptions                   1,496             --              2,658           2,786           540
--------------------------------------------------------------------------------------------------------------------------
Total assets                                   1,436,255            755          2,176,748       2,501,597       483,374
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                 1,329             --              2,024           2,487           482
    Administrative charge                            167             --                255             299            58
    Contract terminations                             --             --                379              --            --
Payable for investments purchased                    176             --                 --              --            --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  1,672             --              2,658           2,786           540
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          1,434,583             --          2,174,090       2,498,286       481,926
Net assets applicable to contracts in
  payment period                                      --             --                 --             525           908
Net assets applicable to seed money                   --            755                 --              --            --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                              $1,434,583           $755         $2,174,090      $2,498,811      $482,834
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             92,554             47            135,121          89,595        14,870
(2) Investments, at cost                      $1,365,225           $612         $2,206,318     $ 2,215,883      $545,435
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 10    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                               -----------------------------------------------------------------------------
                                                     MFS            MFS             MFS             MFS
                                               INV GRO STOCK,     NEW DIS,     TOTAL RETURN,    UTILITIES,         OPCAP
DEC. 31, 2006 (CONTINUED)                          SERV CL        SERV CL         SERV CL         SERV CL           EQ
 ASSETS
Investments, at value(1),(2)                      $367,011         $316,426       $3,749,331      $128,505       $112,717
Dividends receivable                                    --               --               --            --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                     --               --               --            --             --
Receivable for share redemptions                       352              314            3,809           123            129
----------------------------------------------------------------------------------------------------------------------------
Total assets                                       367,363          316,740        3,753,140       128,628        112,846
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     308              276            3,362           109            115
    Administrative charge                               44               38              447            15             14
    Contract terminations                               --               --               --            --             --
Payable for investments purchased                       --               --               --            --             --
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      352              314            3,809           124            129
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              366,562          315,815        3,748,939       127,386        112,717
Net assets applicable to contracts in payment
  period                                                --               --               --            --             --
Net assets applicable to seed money                    449              611              392         1,118             --
----------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $367,011         $316,426       $3,749,331      $128,504       $112,717
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               35,188           18,450          173,019         4,430          2,717
(2) Investments, at cost                          $300,832         $247,110       $3,397,084      $ 75,563       $ 93,036
----------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                               -----------------------------------------------------------------------------
                                                                                   OPPEN           OPPEN           OPPEN
                                                    OPCAP          OPCAP         CAP APPR      CAP APPR VA,   GLOBAL SEC VA,
DEC. 31, 2006 (CONTINUED)                          MANAGED         SM CAP           VA             SERV            SERV
 ASSETS
Investments, at value(1),(2)                      $581,395        $ 198,786      $   610,864    $4,290,610       $653,407
Dividends receivable                                    --               --               --            --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                     --               --               --           273             --
Receivable for share redemptions                       650              224              682         4,509          1,442
----------------------------------------------------------------------------------------------------------------------------
Total assets                                       582,045          199,010          611,546     4,295,392        654,849
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     580              200              609         3,998            608
    Administrative charge                               70               24               73           511             78
    Contract terminations                               --               --               --            --            756
Payable for investments purchased                       --               --               --           273             --
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      650              224              682         4,782          1,442
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              581,395          198,786          610,864     4,290,222        652,347
Net assets applicable to contracts in payment
  period                                                --               --               --            --             --
Net assets applicable to seed money                     --               --               --           388          1,060
----------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $581,395         $198,786      $   610,864    $4,290,610       $653,407
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               14,016            5,411           14,744       104,420         17,906
(2) Investments, at cost                          $574,163         $147,335      $   582,947    $3,746,295       $478,221
----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    11

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                   -----------------------------------------------------------------
                                                     OPPEN       OPPEN         OPPEN           OPPEN         PUT VT
                                                    HI INC    HI INC VA,    MAIN ST SM       STRATEGIC      DIV INC,
DEC. 31, 2006 (CONTINUED)                             VA         SERV      CAP VA, SERV    BOND VA, SERV     CL IA
 ASSETS
Investments, at value(1),(2)                       $274,726    $238,478     $2,769,507      $6,376,487      $112,562
Dividends receivable                                     --          --             --              --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                         --          --             --           2,636            --
Receivable for share redemptions                        314         237          3,027           6,588           125
--------------------------------------------------------------------------------------------------------------------
Total assets                                        275,040     238,715      2,772,534       6,385,711       112,687
--------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      280         208          2,696           5,833           112
    Administrative charge                                34          29            331             756            13
    Contract terminations                                --          --             --              --            --
Payable for investments purchased                        --          --             --           2,636            --
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                       314         237          3,027           9,225           125
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               274,725     238,478      2,769,186       6,376,486       112,562
Net assets applicable to contracts in payment
  period                                                  1          --             --              --            --
Net assets applicable to seed money                      --          --            321              --            --
--------------------------------------------------------------------------------------------------------------------
Total net assets                                   $274,726    $238,478     $2,769,507      $6,376,486      $112,562
--------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                32,132      28,056        145,917       1,194,099        12,662
(2) Investments, at cost                           $289,695    $233,097     $2,045,178      $6,062,764      $121,565
--------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                   -----------------------------------------------------------------
                                                    PUT VT      PUT VT        PUT VT          PUT VT         PUT VT
                                                   DIV INC,   GRO & INC,    GRO & INC,    HLTH SCIENCES,   HI YIELD,
DEC. 31, 2006 (CONTINUED)                            CL IB       CL IA         CL IB           CL IB         CL IA
 ASSETS
Investments, at value(1),(2)                       $403,055    $354,141     $1,122,634            $677      $141,562
Dividends receivable                                     --          --             --              --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                         --          --             --              --            --
Receivable for share redemptions                        465         396          1,235              --           158
--------------------------------------------------------------------------------------------------------------------
Total assets                                        403,520     354,537      1,123,869             677       141,720
--------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      415         354          1,101              --           141
    Administrative charge                                50          42            134              --            17
    Contract terminations                                --          --             --              --            --
Payable for investments purchased                        --          --             --              --            --
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                       465         396          1,235              --           158
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               403,055     354,141      1,122,391              --       141,550
Net assets applicable to contracts in payment
  period                                                 --          --             --              --            12
Net assets applicable to seed money                      --          --            243             677            --
--------------------------------------------------------------------------------------------------------------------
Total net assets                                   $403,055    $354,141     $1,122,634            $677      $141,562
--------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                45,906      11,989         38,237              50        18,079
(2) Investments, at cost                           $415,170    $311,178      $ 953,702            $597      $173,311
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 12    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                     -----------------------------------------------------------
                                                       PUT VT     PUT VT      PUT VT       PUT VT       PUT VT
                                                     HI YIELD,   INTL EQ,    NEW OPP,    RESEARCH,   SM CAP VAL,
DEC. 31, 2006 (CONTINUED)                              CL IB       CL IB       CL IA       CL IB        CL IB
 ASSETS
Investments, at value(1),(2)                          $184,326   $217,598      $91,882        $601      $633,680
Dividends receivable                                        --         --           --          --            --
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                                --         --           --          --            --
Receivable for share redemptions                           213        211          103          --           772
----------------------------------------------------------------------------------------------------------------
Total assets                                           184,539    217,809       91,985         601       634,452
----------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                         190        185           93           1           556
    Administrative charge                                   23         26           11          --            72
    Contract terminations                                   --         --           --          --           145
Payable for investments purchased                           --         --           --          --            --
----------------------------------------------------------------------------------------------------------------
Total liabilities                                          213        211          104           1           773
----------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                               184,326    216,933       91,881          --       633,679
Net assets applicable to contracts in payment
  period                                                    --         --           --          --            --
Net assets applicable to seed money                         --        665           --         600            --
----------------------------------------------------------------------------------------------------------------
Total net assets                                      $184,326   $217,598      $91,881        $600      $633,679
----------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   23,692     10,543        4,513          46        26,110
(2) Investments, at cost                              $207,027   $132,302     $114,848        $468      $584,554
----------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                     -----------------------------------------------------------
                                                       PUT VT     PUT VT
                                                       VISTA,    VOYAGER,     RVS VP       RVS VP       RVS VP
DEC. 31, 2006 (CONTINUED)                              CL IB       CL IB        BAL      CASH MGMT     DIV BOND
 ASSETS
Investments, at value(1),(2)                           $32,718   $604,822    $ 969,252    $672,421    $3,248,358
Dividends receivable                                        --         --           --       2,420        11,703
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                                --         --           --          --           884
Receivable for share redemptions                            37        677           --          --            --
----------------------------------------------------------------------------------------------------------------
Total assets                                            32,755    605,499      969,252     674,841     3,260,945
----------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                          33        605          965         659         3,015
    Administrative charge                                    4         72          116          80           381
    Contract terminations                                   --         --           --          --            --
Payable for investments purchased                           --         --           --          --            --
----------------------------------------------------------------------------------------------------------------
Total liabilities                                           37        677        1,081         739         3,396
----------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                                32,122    604,822      968,171     665,863     3,257,549
Net assets applicable to contracts in payment
  period                                                    --         --           --          --            --
Net assets applicable to seed money                        596         --           --       8,239            --
----------------------------------------------------------------------------------------------------------------
Total net assets                                       $32,718   $604,822    $ 968,171    $674,102    $3,257,549
----------------------------------------------------------------------------------------------------------------
(1) Investment shares                                    2,226     20,114       62,081     672,661       310,202
(2) Investments, at cost                               $21,977   $862,276   $1,005,912    $672,420    $3,248,158
----------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    13

STATEMENTS OF ASSETS AND LIABILITIES

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------------
                                                                                  RVS VP
                                                    RVS VP       RVS VP      GLOBAL INFLATION       RVS VP         RVS VP
DEC. 31, 2006 (CONTINUED)                         DIV EQ INC    EMER MKTS        PROT SEC            GRO        HI YIELD BOND
 ASSETS
Investments, at value(1),(2)                      $4,806,464   $1,761,055       $1,243,979         $73,739        $282,957
Dividends receivable                                      --           --               --              --           1,783
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                          --           --              815              --              --
Receivable for share redemptions                          --           --               --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                       4,806,464    1,761,055        1,244,794          73,739         284,740
-----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     4,407        1,662            1,109              58             267
    Administrative charge                                565          210              140               9              34
    Contract terminations                              1,034        1,880               --              --              --
Payable for investments purchased                         --           --               --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      6,006        3,752            1,249              67             301
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              4,800,458    1,757,303        1,243,545          72,933         275,860
Net assets applicable to contracts in payment
  period                                                  --           --               --              --              --
Net assets applicable to seed money                       --           --               --             739           8,579
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $4,800,458   $1,757,303       $1,243,545         $73,672        $284,439
-----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                310,550      101,498          127,486           9,833          41,282
(2) Investments, at cost                          $4,482,856   $1,545,837       $1,266,888         $58,656        $276,412
-----------------------------------------------------------------------------------------------------------------------------



                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------------
                                                    RVS VP       RVS VP           RVS VP            RVS VP         RVS VP
DEC. 31, 2006 (CONTINUED)                          INC OPP      INTL OPP         LG CAP EQ        LG CAP VAL     MID CAP GRO
 ASSETS
Investments, at value(1),(2)                       $647,234      $124,957       $1,059,552           $728         $178,889
Dividends receivable                                  3,476            --               --             --               --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                        221            --               --             --               --
Receivable for share redemptions                         --            --               --             --               --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                        650,931       124,957        1,059,552            728          178,889
-----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      582           127            1,034             --              180
    Administrative charge                                74            15              127             --               22
    Contract terminations                                --            --               13             --               --
Payable for investments purchased                        --            --               --             --               --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       656           142            1,174             --              202
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               649,181       124,111        1,057,822             --          178,109
Net assets applicable to contracts in payment
  period                                                 --            --               --             --               --
Net assets applicable to seed money                   1,094           704              556            728              578
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $650,275      $124,815       $1,058,378           $728         $178,687
-----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                62,732         9,476           42,313             60           15,666
(2) Investments, at cost                           $634,651      $109,561       $  969,028           $648         $191,777
-----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 14    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------
                                                                                                                VANK LIT
                                                    RVS VP       RVS VP          RVS VP           RVS VP       COMSTOCK,
DEC. 31, 2006 (CONTINUED)                           S&P 500    SELECT VAL    SHORT DURATION     SM CAP VAL       CL II
 ASSETS
Investments, at value(1),(2)                      $1,954,673      $689         $1,318,985       $1,816,844     $5,338,834
Dividends receivable                                      --        --              4,038               --             --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                          --        --                 --               --            313
Receivable for share redemptions                          --        --                 --               --          5,602
-------------------------------------------------------------------------------------------------------------------------
Total assets                                       1,954,673       689          1,323,023        1,816,844      5,344,749
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     1,734        --              1,203            1,731          4,976
    Administrative charge                                233        --                158              216            626
    Contract terminations                                 --        --                 --              316             --
Payable for investments purchased                         --        --                 --               --            313
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      1,967        --              1,361            2,263          5,915
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              1,952,372        --          1,316,531        1,814,315      5,338,834
Net assets applicable to contracts in payment
  period                                                  --        --                 --               --             --
Net assets applicable to seed money                      334       689              5,131              266             --
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $1,952,706      $689         $1,321,662       $1,814,581     $5,338,834
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                203,831        61            130,187          122,037        363,186
(2) Investments, at cost                          $1,579,396      $672         $1,339,620       $1,751,770     $4,880,644
-------------------------------------------------------------------------------------------------------------------------



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------------------
                                                                   VANK UIF
                                                                U.S. REAL EST,       WANGER         WANGER
DEC. 31, 2006 (CONTINUED)                                            CL II         INTL SM CAP    U.S. SM CO
 ASSETS
Investments, at value(1),(2)                                         $75,441       $2,212,822     $1,026,211
Dividends receivable                                                      --               --             --
Accounts receivable from RiverSource Life of NY for contract
  purchase payments                                                       --               --            106
Receivable for share redemptions                                          81            3,565          1,085
------------------------------------------------------------------------------------------------------------
Total assets                                                          75,522        2,216,387      1,027,402
------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                                        72            2,074            964
    Administrative charge                                                  9              262            121
    Contract terminations                                                 --            1,228             --
Payable for investments purchased                                         --               --            106
------------------------------------------------------------------------------------------------------------
Total liabilities                                                         81            3,564          1,191
------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             74,568        2,212,823      1,026,211
Net assets applicable to contracts in payment period                      --               --             --
Net assets applicable to seed money                                      873               --             --
------------------------------------------------------------------------------------------------------------
Total net assets                                                     $75,441       $2,212,823     $1,026,211
------------------------------------------------------------------------------------------------------------
(1) Investment shares                                                  2,592           52,976         28,224
(2) Investments, at cost                                             $57,115       $1,707,846     $  961,786
------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    15

STATEMENTS OF OPERATIONS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                     AIM VI           AIM VI          AIM VI         AIM VI       AIM VI
                                                   BASIC VAL,        CAP DEV,        CORE EQ,       CORE EQ,    INTL GRO,
PERIOD ENDED DEC. 31, 2006                           SER II           SER II          SER I         SER II(1)     SER I
 INVESTMENT INCOME
Dividend income                                     $  1,308          $   --         $  4,971           $ 44      $ 1,636
Variable account expenses                             13,515           2,140           11,803             54        2,645
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (12,207)         (2,140)          (6,832)           (10)      (1,009)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                               45,137           5,383          255,197            124       76,834
    Cost of investments sold                          38,990           4,111          257,298            125       60,479
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                          6,147           1,272           (2,101)            (1)      16,355
Distributions from capital gains                      45,443           3,197               --             --           --
Net change in unrealized appreciation or
  depreciation of investments                         70,450          20,900          116,688            634       28,279
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       122,040          25,369          114,587            633       44,634
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         $109,833         $23,229         $107,755           $623      $43,625
-------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                     AIM VI           AB VPS          AB VPS         AB VPS       AB VPS
                                                MID CAP CORE EQ,   BAL SHARES,     GLOBAL TECH,    GRO & INC,   INTL VAL,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                 SER II            CL B            CL B           CL B         CL B
 INVESTMENT INCOME
Dividend income                                        $ 883         $ 6,359          $    --       $ 15,398     $ 18,628
Variable account expenses                              1,644           3,784            2,721         19,096       20,871
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         (761)          2,575           (2,721)        (3,698)      (2,243)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                6,703          11,483            4,329         90,605      293,536
    Cost of investments sold                           6,300          10,882            3,815         76,690      258,781
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                            403             601              514         13,915       34,755
Distributions from capital gains                      12,609           7,703               --         69,137       26,478
Net change in unrealized appreciation or
  depreciation of investments                         (1,243)         17,508           17,289        114,159      378,361
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        11,769          25,812           17,803        197,211      439,594
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          $11,008         $28,387          $15,082       $193,513     $437,351
-------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                     AB VPS           AC VP           AC VP           AC VP       AC VP
                                                   LG CAP GRO,      INC & GRO,   INFLATION PROT,      INTL,       ULTRA,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                  CL B             CL I           CL II           CL II       CL II
 INVESTMENT INCOME
Dividend income                                       $   --         $ 5,283         $ 57,001           $  5     $     --
Variable account expenses                              5,449           3,971           22,370              4       28,767
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       (5,449)          1,312           34,631              1      (28,767)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                               17,962          73,705          108,867              8      233,923
    Cost of investments sold                          14,381          63,824          111,587              6      233,530
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                          3,581           9,881           (2,720)             2          393
Distributions from capital gains                          --              --               --             --           --
Net change in unrealized appreciation or
  depreciation of investments                         (3,986)         28,026          (24,538)           146       (3,620)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          (405)         37,907          (27,258)           148       (3,227)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          $(5,854)        $39,219         $  7,373           $149     $(31,994)
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 16    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                   ---------------------------------------------------------------------
                                                      AC VP       AC VP         COL           COL            DREY IP
                                                      VAL,         VAL,      HI YIELD,    SM CAP VAL,     MIDCAP STOCK,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                  CL I        CL II     VS CL B(1)      VS CL B           SERV
 INVESTMENT INCOME
Dividend income                                      $ 3,045        $  36     $12,587           $  3           $  58
Variable account expenses                              2,763          360       4,687              4             455
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          282         (324)      7,900             (1)           (397)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                               97,837        3,336      44,638             11           1,122
    Cost of investments sold                          82,223        3,380      44,359              9           1,083
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments      15,614          (44)        279              2              39
Distributions from capital gains                      19,211          252       4,381             26           5,273
Net change in unrealized appreciation or
  depreciation of investments                         (7,019)       7,538      25,924            125          (2,790)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        27,806        7,746      30,584            153           2,522
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $28,088       $7,422     $38,484           $152         $ 2,125
------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                   ---------------------------------------------------------------------
                                                     DREY IP     DREY VIF    DREY VIF       FID VIP          FID VIP
                                                    TECH GRO,     APPR,      INTL VAL,    CONTRAFUND,         GRO,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                  SERV         SERV        SERV        SERV CL 2        SERV CL 2
 INVESTMENT INCOME
Dividend income                                       $   --        $ 118        $  7      $ 115,616          $  923
Variable account expenses                              6,811          122           4        144,244           8,075
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       (6,811)          (4)          3        (28,628)         (7,152)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                               73,075          146          10        862,843          17,273
    Cost of investments sold                          70,369          137           9        752,877          15,509
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments       2,706            9           1        109,966           1,764
Distributions from capital gains                          --           --          44      1,062,421              --
Net change in unrealized appreciation or
  depreciation of investments                         29,124        1,336         114        (29,720)         34,292
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        31,830        1,345         159      1,142,667          36,056
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $25,019       $1,341        $162     $1,114,039         $28,904
------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                   ---------------------------------------------------------------------
                                                     FID VIP     FID VIP      FID VIP    FTVIPT FRANK     FTVIPT FRANK
                                                   INVEST GR,    MID CAP,    OVERSEAS,     INC SEC,     GLOBAL REAL EST,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                SERV CL 2   SERV CL 2    SERV CL 2       CL 2             CL 2
 INVESTMENT INCOME
Dividend income                                      $38,717     $  6,070    $  6,396           $ 66         $ 7,404
Variable account expenses                             18,924       53,004      11,712             26           4,941
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       19,793      (46,934)     (5,316)            40           2,463
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              116,131      249,651     100,700             34          14,808
    Cost of investments sold                         117,688      210,511      80,105             32          11,331
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments      (1,557)      39,140      20,595              2           3,477
Distributions from capital gains                       2,430      404,709       5,543              9          28,754
Net change in unrealized appreciation or
  depreciation of investments                         23,544       (8,847)    127,920            274          34,758
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        24,417      435,002     154,058            285          66,989
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $44,210     $388,068    $148,742           $325         $69,452
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    17

STATEMENTS OF OPERATIONS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------------
                                               FTVIPT FRANK    FTVIPT FRANK    FTVIPT FRANK       FTVIPT         FTVIPT
                                               RISING DIVD,     SM CAP VAL,     SM MID CAP    MUTUAL SHARES     TEMP FOR
YEAR ENDED DEC. 31, 2006 (CONTINUED)               CL 2            CL 2         GRO, CL 2       SEC, CL 2      SEC, CL 2
 INVESTMENT INCOME
Dividend income                                    $    5         $ 4,304        $     --         $ 62,831      $  7,761
Variable account expenses                              16           8,804          15,023           66,408         8,439
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       (11)         (4,500)        (15,023)          (3,577)         (678)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                             3,045          40,109          42,188          449,129        36,578
    Cost of investments sold                        2,701          30,818          35,514          383,876        27,413
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         344           9,291           6,674           65,253         9,165
Distributions from capital gains                        3          24,081              --          160,015            --
Net change in unrealized appreciation or
  depreciation of investments                           3          65,148          87,277          586,058       106,246
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        350          98,520          93,951          811,326       115,411
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          $339         $94,020         $78,928         $807,749      $114,733
-------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------------
                                                  FTVIPT          FTVIPT          GS VIT                      JANUS ASPEN
                                                TEMP GLOBAL      TEMP GRO      MID CAP VAL,    JANUS ASPEN     WORLD GRO,
YEAR ENDED DEC. 31, 2006 (CONTINUED)             INC, CL 2       SEC, CL 2         INST         BAL, INST         INST
 INVESTMENT INCOME
Dividend income                                   $20,703            $  5        $ 19,426        $  57,727      $  8,323
Variable account expenses                          10,997               4          18,639           40,117         6,939
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     9,706               1             787           17,610         1,384
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           119,939               7         216,512        1,013,685       130,899
    Cost of investments sold                      118,849               6         210,672          941,979       166,504
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       1,090               1           5,840           71,706       (35,605)
Distributions from capital gains                       --              13         214,010               --            --
Net change in unrealized appreciation or
  depreciation of investments                      80,218             108          (6,406)         148,932       106,788
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     81,308             122         213,444          220,638        71,183
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $91,014            $123        $214,231       $  238,248      $ 72,567
-------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------------
                                                    MFS             MFS            MFS             MFS
                                              INV GRO STOCK,     NEW DIS,     TOTAL RETURN,     UTILITIES,       OPCAP
YEAR ENDED DEC. 31, 2006 (CONTINUED)              SERV CL         SERV CL        SERV CL         SERV CL           EQ
 INVESTMENT INCOME
Dividend income                                   $    --         $    --        $ 75,672         $  2,187       $   596
Variable account expenses                           4,318           3,711          45,386            1,407         1,853
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (4,318)         (3,711)         30,286              780        (1,257)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                            16,451          13,983         187,191           11,594        47,344
    Cost of investments sold                       14,084          11,505         179,287            7,478        41,342
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       2,367           2,478           7,904            4,116         6,002
Distributions from capital gains                       --           5,234         110,916            4,457         7,730
Net change in unrealized appreciation or
  depreciation of investments                      22,836          29,861         198,854           20,938         4,128
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     25,203          37,573         317,674           29,511        17,860
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $20,885         $33,862        $347,960          $30,291       $16,603
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 18    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------
                                                                             OPPEN           OPPEN            OPPEN
                                                   OPCAP       OPCAP       CAP APPR      CAP APPR VA,    GLOBAL SEC VA,
YEAR ENDED DEC. 31, 2006 (CONTINUED)              MANAGED     SM CAP          VA             SERV             SERV
 INVESTMENT INCOME
Dividend income                                   $12,843     $    --      $  2,682        $  7,053           $ 4,611
Variable account expenses                           9,500       2,946         9,451          53,032             7,667
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     3,343      (2,946)       (6,769)        (45,979)           (3,056)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           262,613      63,433       172,848         212,957            28,481
    Cost of investments sold                      270,439      49,963       175,729         193,312            21,999
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (7,826)     13,470        (2,881)         19,645             6,482
Distributions from capital gains                   79,393      11,764            --              --            28,559
Net change in unrealized appreciation or
  depreciation of investments                     (25,572)     20,755        46,844         264,955            58,773
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     45,995      45,989        43,963         284,600            93,814
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 $49,338     $43,043      $ 37,194        $238,621           $90,758
-----------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------
                                                   OPPEN       OPPEN         OPPEN           OPPEN           PUT VT
                                                  HI INC    HI INC VA,    MAIN ST SM    STRATEGIC BOND      DIV INC,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                VA         SERV      CAP VA, SERV      VA, SERV           CL IA
 INVESTMENT INCOME
Dividend income                                   $23,784     $16,284      $    608        $206,814           $ 8,612
Variable account expenses                           4,303       2,851        36,854          72,739             1,826
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    19,481      13,433       (36,246)        134,075             6,786
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            91,280      15,438       126,135         420,374            56,018
    Cost of investments sold                      100,012      15,734        96,580         413,685            62,590
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (8,732)       (296)       29,555           6,689            (6,572)
Distributions from capital gains                       --          --        76,751              --                --
Net change in unrealized appreciation or
  depreciation of investments                      12,237       4,327       250,791         194,022             5,846
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      3,505       4,031       357,097         200,711              (726)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 $22,986     $17,464      $320,851        $334,786           $ 6,060
-----------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------
                                                  PUT VT      PUT VT        PUT VT          PUT VT           PUT VT
                                                 DIV INC,   GRO & INC,    GRO & INC,    HLTH SCIENCES,      HI YIELD,
YEAR ENDED DEC. 31, 2006 (CONTINUED)               CL IB       CL IA         CL IB           CL IB            CL IA
 INVESTMENT INCOME
Dividend income                                  $ 28,353    $ 18,077      $ 19,960          $    9         $  16,177
Variable account expenses                           6,592       5,628        16,760              15             2,474
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    21,761      12,449         3,200              (6)           13,703
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           130,427     190,520       398,806           2,760            96,672
    Cost of investments sold                      137,638     183,209       376,155           2,700           125,612
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (7,211)      7,311        22,651              60           (28,940)
Distributions from capital gains                       --          --        31,092              --                --
Net change in unrealized appreciation or
  depreciation of investments                       6,929      31,773        96,597             (83)           29,565
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       (282)     39,084       150,340             (23)              625
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                $ 21,479    $ 51,533      $153,540          $  (29)         $ 14,328
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    19

STATEMENTS OF OPERATIONS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------------------------------
                                                   PUT VT       PUT VT         PUT VT          PUT VT        PUT VT
                                                  HI YIELD,    INTL EQ,       NEW OPP,       RESEARCH,    SM CAP VAL,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                CL IB       CL IB           CL IA          CL IB         CL IB
 INVESTMENT INCOME
Dividend income                                   $ 19,221      $ 1,170          $  208            $ 3       $    10
Variable account expenses                            3,185        2,408           1,532              4         2,565
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     16,036       (1,238)         (1,324)            (1)       (2,555)
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             92,797        5,107          60,525              8       132,072
    Cost of investments sold                       109,004        3,634          80,054              6       129,298
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (16,207)       1,473         (19,529)             2         2,774
Distributions from capital gains                        --           --              --             --           315
Net change in unrealized appreciation or
  depreciation of investments                       18,955       45,075          28,448             58        49,044
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       2,748       46,548           8,919             60        52,133
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 $ 18,784      $45,310         $ 7,595            $59       $49,578
----------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------------------------------
                                                   PUT VT       PUT VT
                                                   VISTA,      VOYAGER,        RVS VP          RVS VP        RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                CL IB       CL IB            BAL         CASH MGMT      DIV BOND
 INVESTMENT INCOME
Dividend income                                      $  --      $   881        $ 28,118       $ 34,967      $ 87,483
Variable account expenses                              464       10,093          16,307         11,008        26,358
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       (464)      (9,212)         11,811         23,959        61,125
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                650      264,221         541,553        370,418       396,880
    Cost of investments sold                           448      404,983         574,561        370,418       402,839
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                          202     (140,762)        (33,008)            --        (5,959)
Distributions from capital gains                        --           --          53,137             --            --
Net change in unrealized appreciation or
  depreciation of investments                        1,511      166,278          98,038              1        25,581
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       1,713       25,516         118,167              1        19,622
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   $1,249    $  16,304        $129,978       $ 23,960      $ 80,747
----------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------------------------------
                                                                               RVS VP
                                                   RVS VP       RVS VP    GLOBAL INFLATION     RVS VP        RVS VP
PERIOD ENDED DEC. 31, 2006 (CONTINUED)           DIV EQ INC   EMER MKTS      PROT SEC(2)        GRO      HI YIELD BOND
 INVESTMENT INCOME
Dividend income                                   $ 46,003     $  4,022       $  26,931         $  603       $17,965
Variable account expenses                           42,519       15,744           5,248            806         3,258
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      3,484      (11,722)         21,683           (203)       14,707
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            363,834      285,549         171,987          3,555        23,916
    Cost of investments sold                       347,382      254,291         170,521          3,058        23,898
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       16,452       31,258           1,466            497            18
Distributions from capital gains                   273,684      195,122              43             --            --
Net change in unrealized appreciation or
  depreciation of investments                      237,156      146,692         (22,909)         6,356         6,976
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     527,292      373,072         (21,400)         6,853         6,994
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 $530,776     $361,350        $    283         $6,650       $21,701
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 20    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------
                                                    RVS VP       RVS VP          RVS VP           RVS VP        RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                INC OPP     INTL OPP        LG CAP EQ       LG CAP VAL    MID CAP GRO
 INVESTMENT INCOME
Dividend income                                     $13,540     $ 2,660         $ 12,344            $  7       $    414
Variable account expenses                             2,825       2,082           14,306              --          2,194
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      10,715         578           (1,962)              7         (1,780)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              86,360      66,219          196,321               4         59,151
    Cost of investments sold                         85,902      62,686          216,263               4         62,020
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments        458       3,533          (19,942)             --         (2,869)
Distributions from capital gains                         49          --               --              34          6,980
Net change in unrealized appreciation or
  depreciation of investments                        12,798      25,504          151,686              71        (12,914)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       13,305      29,037          131,744             105         (8,803)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   $24,020     $29,615         $129,782           $ 112       $(10,583)
-------------------------------------------------------------------------------------------------------------------------



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                  ------------------------------------------------------------------------
                                                                                                                VANK LIT
                                                   RVS VP         RVS VP          RVS VP           RVS VP       COMSTOCK,
YEAR ENDED DEC. 31, 2006 (CONTINUED)               S&P 500      SELECT VAL    SHORT DURATION     SM CAP VAL       CL II
 INVESTMENT INCOME
Dividend income                                   $ 26,909           $ 8         $ 48,157         $  6,724      $ 34,919
Variable account expenses                           23,423            --           16,421           21,165        50,606
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      3,486             8           31,736          (14,441)      (15,687)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            168,933             5          143,032          127,722       437,882
    Cost of investments sold                       146,468             5          146,788          119,659       429,860
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments    22,465            --           (3,756)           8,063         8,022
Distributions from capital gains                     8,518            63               --          179,165       162,352
Net change in unrealized appreciation or
  depreciation of investments                      206,022            12            3,864           72,609       403,344
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     237,005            75              108          259,837       573,718
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 $240,491          $ 83         $ 31,844         $245,396      $558,031
--------------------------------------------------------------------------------------------------------------------------



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------------------
                                                                   VANK UIF
                                                                U.S. REAL EST,       WANGER        WANGER
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                 CL II        INTL SM CAP    U.S. SM CO

 INVESTMENT INCOME
Dividend income                                                     $   632         $  6,122       $ 1,464
Variable account expenses                                               885           20,344        11,204
------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (253)         (14,222)       (9,740)
------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                              20,479          311,524        65,271
    Cost of investments sold                                         17,155          269,306        63,300
------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      3,324           42,218         1,971
Distributions from capital gains                                      4,334               --        20,646
Net change in unrealized appreciation or depreciation of
  investments                                                        13,002          425,240        34,035
------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       20,660          467,458        56,652
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                        $20,407         $453,236       $46,912
------------------------------------------------------------------------------------------------------------


   (1) For the period April 28, 2006 (commencement of operations) to Dec. 31, 2006.
   (2) For the period May 1, 2006 (commencement of operations) to Dec. 31, 2006.

See accompanying notes to financial statements.


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    21

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------
                                                          AIM VI      AIM VI      AIM VI      AIM VI      AIM VI
                                                        BASIC VAL,   CAP DEV,    CORE EQ,    CORE EQ,   INTL GRO,
PERIOD ENDED DEC. 31, 2006                                SER II      SER II      SER I     SER II(2)     SER I
 OPERATIONS
Investment income (loss) -- net                         $  (12,207)  $ (2,140)  $  (6,832)    $  (10)    $ (1,009)
Net realized gain (loss) on sales of investments             6,147      1,272      (2,101)        (1)      16,355
Distributions from capital gains                            45,443      3,197          --         --           --
Net change in unrealized appreciation or depreciation
  of investments                                            70,450     20,900     116,688        634       28,279
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                               109,833     23,229     107,755        623       43,625
-----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  27,048        150         398      1,010          391
Net transfers(1)                                             2,088     10,347     424,208      6,928       (2,861)
Contract terminations:
    Surrender benefits and contract charges                (18,047)    (1,732)   (185,988)       (62)     (65,532)
    Death benefits                                              --         --     (26,783)        --       (6,718)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              11,089      8,765     211,835      7,876      (74,720)
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            954,370    151,009     600,263         --      201,005
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $1,075,292   $183,003   $ 919,853     $8,499     $169,910
-----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     636,182     87,067     539,877         --      153,860
Contract purchase payments                                  16,096         --         342        297          279
Net transfers(1)                                             1,374      5,718     357,695      6,932       (2,050)
Contract terminations:
    Surrender benefits and contract charges                (11,300)      (930)   (156,537)       (64)     (44,578)
    Death benefits                                              --         --     (22,507)        --       (4,669)
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           642,352     91,855     718,870      7,165      102,842
-----------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 22    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------------------------------
                                                     AIM VI           AB VPS        AB VPS        AB VPS       AB VPS
                                                MID CAP CORE EQ,   BAL SHARES,   GLOBAL TECH,   GRO & INC,    INTL VAL,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                 SER II            CL B          CL B          CL B         CL B
 OPERATIONS
Investment income (loss) -- net                     $   (761)        $  2,575      $ (2,721)    $   (3,698)  $   (2,243)
Net realized gain (loss) on sales of
  investments                                            403              601           514         13,915       34,755
Distributions from capital gains                      12,609            7,703            --         69,137       26,478
Net change in unrealized appreciation or
  depreciation of investments                         (1,243)          17,508        17,289        114,159      378,361
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           11,008           28,387        15,082        193,513      437,351
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             3,972              820           453         11,343    1,156,039
Net transfers(1)                                        (949)          (4,659)           --        (12,581)    (178,792)
Contract terminations:
    Surrender benefits and contract charges           (2,067)          (1,434)       (1,381)       (31,354)     (17,601)
    Death benefits                                        --               --            --             --       (4,294)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           956           (5,273)         (928)       (32,592)     955,352
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      115,452          285,260       215,375      1,282,269      814,423
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $127,416         $308,374      $229,529     $1,443,190   $2,207,126
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               106,310          225,732       143,709        829,897      671,779
Contract purchase payments                             3,249              447           294          6,920      897,186
Net transfers(1)                                        (827)          (4,542)           --         (7,713)    (126,143)
Contract terminations:
    Surrender benefits and contract charges           (1,855)          (1,100)         (917)       (19,420)     (12,178)
    Death benefits                                        --               --            --             --       (2,955)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     106,877          220,537       143,086        809,684    1,427,689
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    23

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     ---------------------------------------------------------------
                                                        AB VPS        AC VP          AC VP        AC VP      AC VP
                                                     LG CAP GRO,   INC & GRO,   INFLATION PROT,   INTL,     ULTRA,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                     CL B         CL I           CL II        CL II      CL II
 OPERATIONS
Investment income (loss) -- net                        $ (5,449)    $  1,312       $   34,631      $  1   $  (28,767)
Net realized gain (loss) on sales of investments          3,581        9,881           (2,720)        2          393
Distributions from capital gains                             --           --               --        --           --
Net change in unrealized appreciation or
  depreciation of investments                            (3,986)      28,026          (24,538)      146       (3,620)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        (5,854)      39,219            7,373       149      (31,994)
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  227        2,899          497,247       300    2,039,049
Net transfers(1)                                         20,983        7,969          115,719        (3)     276,727
Contract terminations:
    Surrender benefits and contract charges              (8,273)     (70,529)         (25,607)       --      (20,706)
    Death benefits                                           --       (2,427)         (10,301)       --       (5,257)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           12,937      (62,088)         577,058       297    2,289,813
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         389,377      284,399        1,228,487       351    1,091,253
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $396,460     $261,530       $1,812,918      $797   $3,349,072
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  251,860      239,105        1,213,470        --    1,053,497
Contract purchase payments                                  143        2,371          486,922        --    2,048,223
Net transfers(1)                                         15,385        6,455          114,171        --      284,620
Contract terminations:
    Surrender benefits and contract charges              (5,499)     (55,801)         (25,329)       --      (20,979)
    Death benefits                                           --       (1,780)         (10,221)       --       (5,555)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        261,889      190,350        1,779,013        --    3,359,806
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 24    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                      -------------------------------------------------------------
                                                        AC VP     AC VP        COL          COL          DREY IP
                                                        VAL,       VAL,     HI YIELD,   SM CAP VAL,   MIDCAP STOCK,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                  CL I      CL II    VS CL B(2)     VS CL B          SERV

 OPERATIONS
Investment income (loss) -- net                       $    282   $  (324)   $  7,900       $   (1)       $  (397)
Net realized gain (loss) on sales of investments        15,614       (44)        279            2             39
Distributions from capital gains                        19,211       252       4,381           26          5,273
Net change in unrealized appreciation or
  depreciation of investments                           (7,019)    7,538      25,924          125         (2,790)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            28,088     7,422      38,484          152          2,125
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 353    30,600     213,918          400            300
Net transfers(1)                                        (1,668)   13,772     413,906           (6)           543
Contract terminations:
    Surrender benefits and contract charges            (90,733)     (108)     (8,273)          --            (10)
    Death benefits                                      (1,651)       --      (3,118)          --             --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (93,699)   44,264     616,433          394            833
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        219,265     3,069          --          495         32,517
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $153,654   $54,755    $654,917       $1,041        $35,475
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 135,908     2,557          --           --         28,852
Contract purchase payments                                 212    28,065     209,798           --             --
Net transfers(1)                                          (969)   12,592     413,693           --            518
Contract terminations:
    Surrender benefits and contract charges            (52,900)       --      (7,832)          --             (9)
    Death benefits                                        (882)       --      (3,078)          --             --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        81,369    43,214     612,581           --         29,361
-------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    25

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------
                                                        DREY IP    DREY VIF    DREY VIF     FID VIP      FID VIP
                                                       TECH GRO,     APPR,    INTL VAL,    CONTRAFUND      GRO,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                      SERV       SERV        SERV      SERV CL 2    SERV CL 2
 OPERATIONS
Investment income (loss) -- net                         $ (6,811)   $    (4)     $  3     $   (28,628)   $ (7,152)
Net realized gain (loss) on sales of investments           2,706          9         1         109,966       1,764
Distributions from capital gains                              --         --        44       1,062,421          --
Net change in unrealized appreciation or depreciation
  of investments                                          29,124      1,336       114         (29,720)     34,292
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              25,019      1,341       162       1,114,039      28,904
-----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               459,652        600       300       4,187,158       2,790
Net transfers(1)                                          25,999         (5)       (7)        (42,204)      5,856
Contract terminations:
    Surrender benefits and contract charges               (5,219)       (10)       --        (219,412)     (2,966)
    Death benefits                                        (1,092)        --        --         (11,734)         --
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           479,340        585       293       3,913,808       5,680
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          260,903      8,489       521       8,690,285     559,489
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $765,262    $10,415      $976     $13,718,132    $594,073
-----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   249,509      7,500        --       5,410,575     382,988
Contract purchase payments                               439,696         --        --       2,938,063       1,640
Net transfers(1)                                          27,537         --        --         (18,731)      3,389
Contract terminations:
    Surrender benefits and contract charges               (4,724)        (9)       --        (123,313)     (1,840)
    Death benefits                                        (1,042)        --        --          (6,507)         --
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         710,976      7,491        --       8,200,087     386,177
-----------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 26    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------
                                                     FID VIP      FID VIP      FID VIP    FTVIPT FRANK     FTVIPT FRANK
                                                   INVEST GR,    MID CAP,     OVERSEAS,     INC SEC,     GLOBAL REAL EST,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                SERV CL 2    SERV CL 2    SERV CL 2       CL 2             CL 2

 OPERATIONS
Investment income (loss) -- net                    $   19,793   $  (46,934)  $   (5,316)     $   40          $  2,463
Net realized gain (loss) on sales of investments       (1,557)      39,140       20,595           2             3,477
Distributions from capital gains                        2,430      404,709        5,543           9            28,754
Net change in unrealized appreciation or
  depreciation of investments                          23,544       (8,847)     127,920         274            34,758
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      44,210      388,068      148,742         325            69,452
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            584,074      904,846      127,607         300                --
Net transfers(1)                                       81,135       29,783      (44,572)         (4)            6,067
Contract terminations:
    Surrender benefits and contract charges           (23,772)     (85,949)     (10,872)         (2)           (5,284)
    Death benefits                                    (10,331)      (2,081)          --          --                --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        631,106      846,599       72,163         294               783
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       941,651    3,203,632      876,497       1,721           359,371
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $1,616,967   $4,438,299   $1,097,402      $2,340          $429,606
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                932,596    1,571,028      454,425       1,217           181,558
Contract purchase payments                            579,959      549,875       86,303          --                --
Net transfers(1)                                       79,494       15,897      (23,055)         --             3,205
Contract terminations:
    Surrender benefits and contract charges           (23,356)     (38,827)      (5,237)         (2)           (2,521)
    Death benefits                                    (10,164)        (957)          --          --                --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    1,558,529    2,097,016      512,436       1,215           182,242
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    27

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                               ----------------------------------------------------------------------
                                               FTVIPT FRANK   FTVIPT FRANK   FTVIPT FRANK       FTVIPT        FTVIPT
                                               RISING DIVD,    SM CAP VAL,    SM MID CAP    MUTUAL SHARES    TEMP FOR
YEAR ENDED DEC. 31, 2006 (CONTINUED)               CL 2           CL 2         GRO, CL 2      SEC, CL 2     SEC, CL 2
 OPERATIONS
Investment income (loss) -- net                   $   (11)      $ (4,500)     $  (15,023)     $   (3,577)    $   (678)
Net realized gain (loss) on sales of
  investments                                         344          9,291           6,674          65,253        9,165
Distributions from capital gains                        3         24,081              --         160,015           --
Net change in unrealized appreciation or
  depreciation of investments                           3         65,148          87,277         586,058      106,246
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           339         94,020          78,928         807,749      114,733
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            400         30,625          22,615         890,890        1,565
Net transfers(1)                                   (3,031)        26,617          18,707           5,811       (6,730)
Contract terminations:
    Surrender benefits and contract charges             5        (19,598)         (9,711)       (186,473)     (20,128)
    Death benefits                                     --             --              --              --           --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     (2,626)        37,644          31,611         710,228      (25,293)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     3,285        588,799       1,057,116       4,472,724      589,433
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   998       $720,463      $1,167,655      $5,990,701     $678,873
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              2,680        303,241         638,302       2,902,489      321,601
Contract purchase payments                             --         14,315          12,944         665,351          815
Net transfers(1)                                   (2,680)        12,762           8,490           3,324       (3,415)
Contract terminations:
    Surrender benefits and contract charges            --         (8,950)         (5,562)       (112,876)      (9,970)
    Death benefits                                     --             --              --              --           --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       --        321,368         654,174       3,458,288      309,031
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 28    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                  ------------------------------------------------------------------
                                                     FTVIPT       FTVIPT       GS VIT                    JANUS ASPEN
                                                  TEMP GLOBAL    TEMP GRO   MID CAP VAL,   JANUS ASPEN    WORLD GRO,
YEAR ENDED DEC. 31, 2006 (CONTINUED)               INC, CL 2    SEC, CL 2       INST        BAL, INST        INST

 OPERATIONS
Investment income (loss) -- net                    $    9,706      $  1      $      787     $   17,610    $   1,384
Net realized gain (loss) on sales of investments        1,090         1           5,840         71,706      (35,605)
Distributions from capital gains                           --        13         214,010             --           --
Net change in unrealized appreciation or
  depreciation of investments                          80,218       108          (6,406)       148,932      106,788
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      91,014       123         214,231        238,248       72,567
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            928,986       300       1,293,016          5,201          956
Net transfers(1)                                       25,172        (3)        (31,379)       (39,934)      (4,129)
Contract terminations:
    Surrender benefits and contract charges           (12,223)       --         (14,100)      (666,960)     (97,916)
    Death benefits                                     (3,094)       --          (3,229)      (235,943)     (14,613)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        938,841       297       1,244,308       (937,636)    (115,702)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       404,728       335         715,551      3,198,199      525,969
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $1,434,583      $755      $2,174,090     $2,498,811    $ 482,834
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                404,762        --         615,387      2,070,527      468,153
Contract purchase payments                            891,674        --       1,121,453          3,287          806
Net transfers(1)                                       23,023        --         (25,443)       (23,946)      (4,068)
Contract terminations:
    Surrender benefits and contract charges           (11,244)       --         (11,236)      (419,221)     (83,926)
    Death benefits                                     (2,942)       --          (2,584)      (148,939)     (12,380)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    1,305,273        --       1,697,577      1,481,708      368,585
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    29

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    -----------------------------------------------------------------
                                                          MFS           MFS          MFS            MFS
                                                    INV GRO STOCK,   NEW DIS,   TOTAL RETURN,   UTILITIES,     OPCAP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                    SERV CL       SERV CL      SERV CL        SERV CL       EQ
 OPERATIONS
Investment income (loss) -- net                        $ (4,318)     $ (3,711)    $   30,286     $    780    $ (1,257)
Net realized gain (loss) on sales of investments          2,367         2,478          7,904        4,116       6,002
Distributions from capital gains                             --         5,234        110,916        4,457       7,730
Net change in unrealized appreciation or
  depreciation of investments                            22,836        29,861        198,854       20,938       4,128
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        20,885        33,862        347,960       30,291      16,603
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               11,025        12,869         63,170          820         360
Net transfers(1)                                             (2)         (983)        10,404        1,652      10,581
Contract terminations:
    Surrender benefits and contract charges             (11,920)       (6,714)       (89,381)      (9,701)    (43,757)
    Death benefits                                           --            --             --           --      (1,646)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (897)        5,172        (15,807)      (7,229)    (34,462)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         347,023       277,392      3,417,178      105,442     130,576
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $367,011      $316,426     $3,749,331     $128,504    $112,717
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  249,025       181,367      2,623,994       53,232     110,356
Contract purchase payments                                7,689        11,131         47,172          259         294
Net transfers(1)                                             --          (443)         7,410          821       8,734
Contract terminations:
    Surrender benefits and contract charges              (8,349)       (4,006)       (65,968)      (4,279)    (34,357)
    Death benefits                                           --            --             --           --      (1,221)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        248,365       188,049      2,612,608       50,033      83,806
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 30    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------
                                                                             OPPEN         OPPEN           OPPEN
                                                      OPCAP       OPCAP     CAP APPR   CAP APPR VA,   GLOBAL SEC VA,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                 MANAGED     SM CAP        VA          SERV            SERV

 OPERATIONS
Investment income (loss) -- net                     $   3,343   $ (2,946)  $  (6,769)   $  (45,979)      $ (3,056)
Net realized gain (loss) on sales of investments       (7,826)    13,470      (2,881)       19,645          6,482
Distributions from capital gains                       79,393     11,764          --            --         28,559
Net change in unrealized appreciation or
  depreciation of investments                         (25,572)    20,755      46,844       264,955         58,773
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      49,338     43,043      37,194       238,621         90,758
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                286      1,371       1,282       603,397         61,288
Net transfers(1)                                      (16,863)     8,712      15,362        52,550          3,094
Contract terminations:
    Surrender benefits and contract charges          (205,160)   (55,129)   (134,730)      (91,150)       (14,195)
    Death benefits                                    (30,026)    (6,008)    (27,376)       (4,266)            --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (251,763)   (51,054)   (145,462)      560,531         50,187
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       783,820    206,797     719,132     3,491,458        512,462
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 581,395   $198,786   $ 610,864    $4,290,610       $653,407
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                613,520    110,548     523,924     2,470,264        251,247
Contract purchase payments                                218        637         909       457,541         30,206
Net transfers(1)                                      (13,618)     4,246      10,540        42,353          1,530
Contract terminations:
    Surrender benefits and contract charges          (156,254)   (25,594)    (97,871)      (61,320)        (6,513)
    Death benefits                                    (22,949)    (2,956)    (19,370)       (2,836)            --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      420,917     86,881     418,132     2,906,002        276,470
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    31

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------
                                                     OPPEN       OPPEN         OPPEN           OPPEN        PUT VT
                                                    HI INC    HI INC VA,    MAIN ST SM    STRATEGIC BOND   DIV INC,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                  VA         SERV      CAP VA, SERV      VA, SERV        CL IA
 OPERATIONS
Investment income (loss) -- net                    $ 19,481    $ 13,433     $  (36,246)     $  134,075     $  6,786
Net realized gain (loss) on sales of investments     (8,732)       (296)        29,555           6,689       (6,572)
Distributions from capital gains                         --          --         76,751              --           --
Net change in unrealized appreciation or
  depreciation of investments                        12,237       4,327        250,791         194,022        5,846
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    22,986      17,464        320,851         334,786        6,060
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              582         850         99,181       1,167,690           --
Net transfers(1)                                      2,338       6,633        (11,837)        138,624           42
Contract terminations:
    Surrender benefits and contract charges         (65,283)    (10,901)       (66,349)       (229,485)     (53,965)
    Death benefits                                   (8,349)         --             --          (6,207)          --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (70,712)     (3,418)        20,995       1,070,622      (53,923)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     322,452     224,432      2,427,661       4,971,078      160,425
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $274,726    $238,478     $2,769,507      $6,376,486     $112,562
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              246,725     175,853      1,332,280       4,146,484      117,428
Contract purchase payments                              438         647         48,678       1,037,135           --
Net transfers(1)                                      1,751       5,077         (5,577)        115,244           30
Contract terminations:
    Surrender benefits and contract charges         (47,961)     (8,345)       (31,304)       (185,058)     (39,059)
    Death benefits                                   (6,131)         --             --          (5,011)          --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    194,822     173,232      1,344,077       5,108,794       78,399
-------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 32    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------
                                                      PUT VT      PUT VT       PUT VT         PUT VT         PUT VT
                                                     DIV INC,   GRO & INC,   GRO & INC,   HLTH SCIENCES,   HI YIELD,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                  CL IB        CL IA        CL IB          CL IB         CL IA
 OPERATIONS
Investment income (loss) -- net                     $  21,761    $  12,449   $    3,200       $    (6)      $ 13,703
Net realized gain (loss) on sales of investments       (7,211)       7,311       22,651            60        (28,940)
Distributions from capital gains                           --           --       31,092            --             --
Net change in unrealized appreciation or
  depreciation of investments                           6,929       31,773       96,597           (83)        29,565
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      21,479       51,533      153,540           (29)        14,328
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              1,208           --        1,288           300             --
Net transfers(1)                                        3,738      (14,839)      58,839        (2,731)             6
Contract terminations:
    Surrender benefits and contract charges          (114,472)    (155,546)    (290,651)          (11)       (81,675)
    Death benefits                                     (9,236)      (9,406)     (96,817)           --         (3,367)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (118,762)    (179,791)    (327,341)       (2,442)       (85,036)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       500,338      482,399    1,296,435         3,148        212,270
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 403,055    $ 354,141   $1,122,634       $   677       $141,562
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                358,206      349,525    1,069,814         2,411        169,770
Contract purchase payments                                862           --        1,061            --             --
Net transfers(1)                                        2,662      (10,844)      46,233        (2,411)             4
Contract terminations:
    Surrender benefits and contract charges           (80,115)    (108,103)    (234,053)           --        (63,403)
    Death benefits                                     (6,303)      (6,575)     (78,872)           --         (2,561)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      275,312      224,003      804,183            --        103,810
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    33

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                       ---------------------------------------------------------
                                                         PUT VT     PUT VT     PUT VT      PUT VT       PUT VT
                                                       HI YIELD,   INTL EQ,   NEW OPP,   RESEARCH,   SM CAP VAL,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                     CL IB       CL IB      CL IA      CL IB        CL IB
 OPERATIONS
Investment income (loss) -- net                         $ 16,036   $ (1,238)  $ (1,324)     $ (1)      $ (2,555)
Net realized gain (loss) on sales of investments         (16,207)     1,473    (19,529)        2          2,774
Distributions from capital gains                              --         --         --        --            315
Net change in unrealized appreciation or depreciation
  of investments                                          18,955     45,075     28,448        58         49,044
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              18,784     45,310      7,595        59         49,578
----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                   585        200         --        --        597,308
Net transfers(1)                                           2,158     (1,013)      (129)       (6)       (14,291)
Contract terminations:
    Surrender benefits and contract charges              (81,128)    (1,113)   (55,347)       --         (2,157)
    Death benefits                                        (8,443)        --     (3,165)       --             --
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (86,828)    (1,926)   (58,641)       (6)       580,860
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          252,370    174,214    142,927       547          3,241
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $184,326   $217,598   $ 91,881      $600       $633,679
----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   186,731     98,182    123,283        --          2,458
Contract purchase payments                                   426         --         --        --        544,314
Net transfers(1)                                           1,567       (515)       (87)       --        (13,126)
Contract terminations:
    Surrender benefits and contract charges              (57,644)      (575)   (46,658)       --         (1,061)
    Death benefits                                        (5,931)        --     (2,657)       --             --
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         125,149     97,092     73,881        --        532,585
----------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 34    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                       ---------------------------------------------------------
                                                        PUT VT     PUT VT
                                                        VISTA,    VOYAGER,     RVS VP       RVS VP      RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                    CL IB      CL IB         BAL      CASH MGMT    DIV BOND
 OPERATIONS
Investment income (loss) -- net                        $  (464)  $  (9,212)  $   11,811   $  23,959   $   61,125
Net realized gain (loss) on sales of investments           202    (140,762)     (33,008)         --       (5,959)
Distributions from capital gains                            --          --       53,137          --           --
Net change in unrealized appreciation or depreciation
  of investments                                         1,511     166,278       98,038           1       25,581
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             1,249      16,304      129,978      23,960       80,747
----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 150        (533)       1,180      27,772    1,788,827
Net transfers(1)                                            (2)    (14,200)    (169,033)     21,991      183,967
Contract terminations:
    Surrender benefits and contract charges               (146)   (173,912)    (345,478)   (293,542)    (198,882)
    Death benefits                                          --     (60,715)     (10,070)     (9,006)     (19,154)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               2    (249,360)    (523,401)   (252,785)   1,754,758
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         31,467     837,878    1,361,594     902,927    1,422,044
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $32,718   $ 604,822   $  968,171   $ 674,102   $3,257,549
----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  17,571     760,197    1,169,645     872,068    1,274,667
Contract purchase payments                                  --        (472)         987      23,450    1,679,911
Net transfers(1)                                            --     (12,318)    (140,952)     21,287      174,710
Contract terminations:
    Surrender benefits and contract charges                (83)   (161,751)    (284,136)   (282,010)    (160,464)
    Death benefits                                          --     (57,784)      (8,209)     (8,396)     (15,744)
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        17,488     527,872      737,335     626,399    2,953,080
----------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    35

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                                                  RVS VP
                                                     RVS VP       RVS VP     GLOBAL INFLATION    RVS VP       RVS VP
PERIOD ENDED DEC. 31, 2006 (CONTINUED)             DIV EQ INC    EMER MKTS      PROT SEC(3)       GRO     HI YIELD BOND

 OPERATIONS
Investment income (loss) -- net                    $    3,484   $  (11,722)     $   21,683      $  (203)     $ 14,707
Net realized gain (loss) on sales of investments       16,452       31,258           1,466          497            18
Distributions from capital gains                      273,684      195,122              43           --            --
Net change in unrealized appreciation or
  depreciation of investments                         237,156      146,692         (22,909)       6,356         6,976
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     530,776      361,350             283        6,650        21,701
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          2,739,654      932,510       1,218,081          150       100,130
Net transfers(1)                                      (43,570)    (136,606)         43,597          364         7,478
Contract terminations:
    Surrender benefits and contract charges           (28,639)     (11,842)        (18,416)      (2,340)       (7,643)
    Death benefits                                    (10,702)      (3,258)             --           --        (3,120)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      2,656,743      780,804       1,243,262       (1,826)       96,845
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     1,612,939      615,149              --       68,848       165,893
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $4,800,458   $1,757,303      $1,243,545      $73,672      $284,439
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              1,019,547      430,795              --       47,585       157,104
Contract purchase payments                          1,765,617      654,027       1,175,925           --        87,275
Net transfers(1)                                      (32,093)     (79,727)         42,048          260         6,878
Contract terminations:
    Surrender benefits and contract charges           (15,771)      (7,238)         (3,812)      (1,584)       (4,110)
    Death benefits                                     (4,876)      (2,034)             --           --        (2,875)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    2,732,424      995,823       1,214,161       46,261       244,272
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 36    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------
                                                        RVS VP     RVS VP      RVS VP       RVS VP        RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                    INC OPP   INTL OPP    LG CAP EQ   LG CAP VAL   MID CAP GRO
 OPERATIONS
Investment income (loss) -- net                        $ 10,715   $    578   $   (1,962)     $  7        $ (1,780)
Net realized gain (loss) on sales of investments            458      3,533      (19,942)       --          (2,869)
Distributions from capital gains                             49         --           --        34           6,980
Net change in unrealized appreciation or depreciation
  of investments                                         12,798     25,504      151,686        71         (12,914)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             24,020     29,615      129,782       112         (10,583)
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              619,373        607       12,683       300             225
Net transfers(1)                                         16,216      5,025      121,995        (5)        243,759
Contract terminations:
    Surrender benefits and contract charges             (15,484)   (59,403)    (146,061)       --         (53,611)
    Death benefits                                           --     (1,883)     (16,966)       --          (1,444)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          620,105    (55,654)     (28,349)      295         188,929
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           6,150    150,854      956,945       321             341
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $650,275   $124,815   $1,058,378      $728        $178,687
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --    136,819      892,051        --              --
Contract purchase payments                              590,896        323       10,817        --              --
Net transfers(1)                                         15,032      4,295      109,474        --         244,050
Contract terminations:
    Surrender benefits and contract charges              (1,952)   (47,911)    (129,831)       --         (56,287)
    Death benefits                                           --     (1,417)     (15,115)       --          (1,491)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        603,976     92,109      867,396        --         186,272
------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    37

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                  ------------------------------------------------------------------
                                                                                                           VANK LIT
                                                    RVS VP       RVS VP         RVS VP         RVS VP      COMSTOCK,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                S&P 500    SELECT VAL   SHORT DURATION   SM CAP VAL      CL II
 OPERATIONS
Investment income (loss) -- net                   $    3,486      $  8        $   31,736     $  (14,441)  $  (15,687)
Net realized gain (loss) on sales of investments      22,465        --            (3,756)         8,063        8,022
Distributions from capital gains                       8,518        63                --        179,165      162,352
Net change in unrealized appreciation or
  depreciation of investments                        206,022        12             3,864         72,609      403,344
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    240,491        83            31,844        245,396      558,031
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            26,258       300            54,401        625,596    2,854,518
Net transfers(1)                                     (10,731)       (4)           22,569        (39,800)     (50,898)
Contract terminations:
    Surrender benefits and contract charges         (103,112)       --           (40,956)       (20,827)     (40,940)
    Death benefits                                        --        --                --         (4,269)     (11,734)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (87,585)      296            36,014        560,700    2,750,946
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    1,799,800       310         1,253,804      1,008,485    2,029,857
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $1,952,706      $689        $1,321,662     $1,814,581   $5,338,834
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             1,209,893        --         1,261,003        700,335    1,917,813
Contract purchase payments                            16,602        --            50,125        403,819    2,631,234
Net transfers(1)                                      (6,719)       --            22,337        (24,187)     (47,364)
Contract terminations:
    Surrender benefits and contract charges          (66,074)       --           (38,853)       (12,259)     (36,110)
    Death benefits                                        --        --                --         (2,101)     (10,197)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   1,153,702        --         1,294,612      1,065,607    4,455,376
--------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.


 38    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                -----------------------------------------
                                                                   VANK UIF
                                                                U.S. REAL EST,      WANGER       WANGER
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                 CL II       INTL SM CAP   U.S. SM CO
 OPERATIONS
Investment income (loss) -- net                                    $   (253)      $  (14,222)  $   (9,740)
Net realized gain (loss) on sales of investments                      3,324           42,218        1,971
Distributions from capital gains                                      4,334               --       20,646
Net change in unrealized appreciation or depreciation of
  investments                                                        13,002          425,240       34,035
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                         20,407          453,236       46,912
---------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                           16,649        1,134,718      442,159
Net transfers(1)                                                    (17,065)        (170,399)      44,740
Contract terminations:
    Surrender benefits and contract charges                          (2,204)         (16,782)      (9,875)
    Death benefits                                                       --           (4,217)      (3,222)
---------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       (2,620)         943,320      473,802
---------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      57,654          816,267      505,497
---------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $ 75,441       $2,212,823   $1,026,211
---------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               47,272          627,450      443,029
Contract purchase payments                                           12,280          843,941      379,932
Net transfers(1)                                                    (12,407)        (110,470)      39,563
Contract terminations:
    Surrender benefits and contract charges                          (1,436)         (10,664)      (7,877)
    Death benefits                                                       --           (2,733)      (2,747)
---------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     45,709        1,347,524      851,900
---------------------------------------------------------------------------------------------------------



  (1) Includes transfer activity from (to) other subaccounts and transfers from
      (to) RiverSource Life of NY's fixed account.
  (2) For the period April 28, 2006 (commencement of operations) to Dec. 31,
      2006.
  (3) For the period May 1, 2006 (commencement of operations) to Dec. 31, 2006.

See accompanying notes to financial statements.


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    39

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     ---------------------------------------------------------------
                                                       AIM VI      AIM VI     AIM VI      AIM VI         AIM VI
                                                     BASIC VAL,   CAP DEV,   CORE EQ,   INTL GRO,   MID CAP CORE EQ,
YEAR ENDED DEC. 31, 2005                               SER II      SER II      SER I      SER I          SER II
 OPERATIONS
Investment income (loss) -- net                       $(10,923)   $ (2,079)  $    141    $ (1,758)      $   (937)
Net realized gain (loss) on sales of investments         7,271       6,511    (14,139)        451             96
Distributions from capital gains                        10,722          --         --          --          3,570
Net change in unrealized appreciation or
  depreciation of investments                           35,441       8,116     36,369      31,863          4,057
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       42,511      12,548     22,371      30,556          6,786
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             366,111      21,471        180         120         89,444
Net transfers(1)                                        92,320         255     (8,843)    (17,052)         2,733
Contract terminations:
    Surrender benefits and contract charges             (9,459)     (1,052)   (84,274)    (44,620)          (892)
    Death benefits                                     (55,414)    (41,878)        --          --             --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         393,558     (21,204)   (92,937)    (61,552)        91,285
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        518,301     159,665    670,829     232,001         17,381
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $954,370    $151,009   $600,263    $201,005       $115,452
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 332,398      99,457    626,548     206,523         16,653
Contract purchase payments                             280,061      13,221        171         108         87,761
Net transfers(1)                                        64,460         285     (8,005)    (14,433)         2,545
Contract terminations:
    Surrender benefits and contract charges             (5,985)       (654)   (78,837)    (38,338)          (649)
    Death benefits                                     (34,752)    (25,242)        --          --             --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       636,182      87,067    539,877     153,860        106,310
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 40    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                     -----------------------------------------------------------------
                                                        AB VPS        AB VPS,       AB VPS       AB VPS       AB VPS
                                                     BAL SHARES,   GLOBAL TECH,   GRO & INC,   INTL VAL,   LG CAP GRO,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                     CL B          CL B          CL B         CL B         CL B
 OPERATIONS
Investment income (loss) -- net                        $  2,769      $ (2,353)    $   (1,829)   $ (3,149)    $ (5,122)
Net realized gain (loss) on sales of investments            746           125          9,897       1,492        3,231
Distributions from capital gains                             --            --             --       3,567           --
Net change in unrealized appreciation or
  depreciation of investments                             2,862         7,852         31,815      65,849       48,246
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         6,377         5,624         39,883      67,759       46,355
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               15,339        21,859            554     734,583          227
Net transfers(1)                                         38,498          (678)        28,367     (12,399)      (7,046)
Contract terminations:
    Surrender benefits and contract charges             (11,357)       (1,126)       (26,752)     (4,728)     (10,668)
    Death benefits                                           --            --        (42,327)         --           --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           42,480        20,055        (40,158)    717,456      (17,487)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         236,403       189,696      1,282,544      29,208      360,509
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $285,260      $215,375     $1,282,269    $814,423     $389,377
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  186,037       129,602        856,153      27,243      264,035
Contract purchase payments                               14,872        15,492            304     658,784          175
Net transfers(1)                                         33,704          (572)        19,030     (10,729)      (4,779)
Contract terminations:
    Surrender benefits and contract charges              (8,881)         (813)       (17,758)     (3,519)      (7,571)
    Death benefits                                           --            --        (27,832)         --           --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        225,732       143,709        829,897     671,779      251,860
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    41

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------
                                                         AC VP          AC VP        AC VP      AC VP       AC VP
                                                      INC & GRO,   INFLATION PROT,   INTL,     ULTRA,       VAL,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                     CL I           CL II        CL II      CL II       CL I
 OPERATIONS
Investment income (loss) -- net                        $  2,057       $   22,912      $  1   $   (6,234)  $ (1,110)
Net realized gain (loss) on sales of investments          3,221             (585)        1          816      4,247
Distributions from capital gains                             --              160        --           --     22,989
Net change in unrealized appreciation or
  depreciation of investments                             3,646          (17,390)       38       32,826    (18,602)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              8,924            5,097        40       27,408      7,524
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  180        1,107,281        --    1,010,432        120
Net transfers(1)                                         18,781           83,188        (4)       1,451      3,872
Contract terminations:
    Surrender benefits and contract charges             (38,722)         (15,815)       --       (5,220)   (17,129)
    Death benefits                                           --               --        --           --         --
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (19,761)       1,174,654        (4)   1,006,663    (13,137)
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         295,236           48,736       315       57,182    224,878
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $284,399       $1,228,487      $351   $1,091,253   $219,265
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  256,130           42,261        --       55,232    144,376
Contract purchase payments                                  161        1,098,180        --    1,001,144         79
Net transfers(1)                                         16,177           82,674        --        1,845      2,543
Contract terminations:
    Surrender benefits and contract charges             (33,363)          (9,645)       --       (4,724)   (11,090)
    Death benefits                                           --               --        --           --         --
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        239,105        1,213,470        --    1,053,497    135,908
------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 42    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                     -----------------------------------------------------------
                                                      AC VP       COL          DREY IP       DREY IP    DREY VIF
                                                      VAL,    SM CAP VAL,   MIDCAP STOCK,   TECH GRO,     APPR,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                  CL II     VS CL B          SERV          SERV       SERV
 OPERATIONS
Investment income (loss) -- net                      $  (12)      $ (3)        $  (230)      $ (1,533)   $  (56)
Net realized gain (loss) on sales of investments         --          1             337            360         1
Distributions from capital gains                         31          1              21             --        --
Net change in unrealized appreciation or
  depreciation of investments                            39         24           1,502         14,402       133
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        58         23           1,630         13,229        78
----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            2,700         --          11,160        234,936     7,803
Net transfers(1)                                         --         (4)         19,504         (1,631)       (3)
Contract terminations:
    Surrender benefits and contract charges              --         --            (246)        (1,385)     (124)
    Death benefits                                       --         --              --             --        --
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        2,700         (4)         30,418        231,920     7,676
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         311        476             469         15,754       735
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $3,069       $495         $32,517       $260,903    $8,489
----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   --         --              --         15,083        --
Contract purchase payments                            2,557         --          10,503        236,935     7,500
Net transfers(1)                                         --         --          18,349         (1,456)       --
Contract terminations:
    Surrender benefits and contract charges              --         --              --         (1,053)       --
    Death benefits                                       --         --              --             --        --
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      2,557         --          28,852        249,509     7,500
----------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    43

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                      -------------------------------------------------------------
                                                       DREY VIF     FID VIP      FID VIP      FID VIP      FID VIP
                                                      INTL VAL,   CONTRAFUND,      GRO,     INVEST GR,    MID CAP,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                     SERV      SERV CL 2    SERV CL 2    SERV CL 2    SERV CL 2
 OPERATIONS
Investment income (loss) -- net                          $ (3)     $  (74,572)   $ (5,730)   $ (2,870)   $    6,093
Net realized gain (loss) on sales of investments           --          42,812         362        (169)       48,467
Distributions from capital gains                            6           1,002          --       1,576            --
Net change in unrealized appreciation or
  depreciation of investments                              49         993,002      27,123       4,700       378,084
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                               52         962,244      21,755       3,237       432,644
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 --       2,649,868      45,154     906,879       328,505
Net transfers(1)                                           (2)         47,778       8,262      20,750       (52,065)
Contract terminations:
    Surrender benefits and contract charges                --        (121,234)     (5,044)    (15,017)      (54,631)
    Death benefits                                         --              --          --          --            --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (2)      2,576,412      48,372     912,612       221,809
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           471       5,151,629     489,362      25,802     2,549,179
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $521      $8,690,285    $559,489    $941,651    $3,203,632
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     --       3,425,239     347,986      19,710     1,403,948
Contract purchase payments                                 --       2,025,283      32,730     901,199       222,645
Net transfers(1)                                           --          35,019       5,920      20,563       (26,920)
Contract terminations:
    Surrender benefits and contract charges                --         (74,966)     (3,648)     (8,876)      (28,645)
    Death benefits                                         --              --          --          --            --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           --       5,410,575     382,988     932,596     1,571,028
-------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 44    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               -------------------------------------------------------------------------
                                                FID VIP    FTVIPT FRANK     FTVIPT FRANK     FTVIPT FRANK   FTVIPT FRANK
                                               OVERSEAS,     INC SEC,     GLOBAL REAL EST,   RISING DIVD,    SM CAP VAL,
YEAR ENDED DEC. 31, 2005 (CONTINUED)           SERV CL 2       CL 2             CL 2             CL 2           CL 2
 OPERATIONS
Investment income (loss) -- net                 $ (6,119)     $    7          $    427          $  (11)       $ (3,039)
Net realized gain (loss) on sales of
  investments                                      5,834          (1)            5,691               1           3,145
Distributions from capital gains                   3,334           1            20,138               3           3,431
Net change in unrealized appreciation or
  depreciation of investments                    130,137         (38)           13,450             133          36,878
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      133,186         (31)           39,706             126          40,415
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       167,863       1,289             2,071           2,697          16,642
Net transfers(1)                                 (12,217)         --            44,346              --          21,246
Contract terminations:
    Surrender benefits and contract charges      (23,054)         --            (6,725)             --         (12,821)
    Death benefits                                    --          --                --              --              --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   132,592       1,289            39,692           2,697          25,067
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  610,719         463           279,973             462         523,317
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $876,497      $1,721          $359,371          $3,285        $588,799
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           350,801          --           158,198              --         289,321
Contract purchase payments                       124,892       1,217             1,090           2,680           8,999
Net transfers(1)                                  (8,461)         --            25,953              --          11,846
Contract terminations:
    Surrender benefits and contract charges      (12,807)         --            (3,683)             --          (6,925)
    Death benefits                                    --          --                --              --              --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 454,425       1,217           181,558           2,680         303,241
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    45

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                  ------------------------------------------------------------------
                                                  FTVIPT FRANK       FTVIPT        FTVIPT       FTVIPT       FTVIPT
                                                   SM MID CAP    MUTUAL SHARES    TEMP FOR   TEMP GLOBAL    TEMP GRO
YEAR ENDED DEC. 31, 2005 (CONTINUED)                GRO, CL 2      SEC, CL 2     SEC, CL 2    INC, CL 2    SEC, CL 2
 OPERATIONS
Investment income (loss) -- net                    $  (13,094)     $  (17,927)    $   (930)    $  8,085       $  2
Net realized gain (loss) on sales of investments        3,947          16,301        2,393         (568)        --
Distributions from capital gains                           --          13,903           --           --         --
Net change in unrealized appreciation or
  depreciation of investments                          51,693         361,821       44,742      (11,026)        24
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      42,546         374,098       46,205       (3,509)        26
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            145,821         149,889       40,359      385,252         --
Net transfers(1)                                       (2,689)        175,548       26,340       11,536         (2)
Contract terminations:
    Surrender benefits and contract charges            (8,303)        (93,133)      (3,969)      (3,720)        --
    Death benefits                                         --              --           --           --         --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        134,829         232,304       62,730      393,068         (2)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       879,741       3,866,322      480,498       15,169        311
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $1,057,116      $4,472,724     $589,433     $404,728       $335
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                545,374       2,737,481      284,821       14,061         --
Contract purchase payments                            101,073         106,568       23,423      382,344         --
Net transfers(1)                                       (2,860)        122,354       15,658       11,600         --
Contract terminations:
    Surrender benefits and contract charges            (5,285)        (63,914)      (2,301)      (3,243)        --
    Death benefits                                         --              --           --           --         --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      638,302       2,902,489      321,601      404,762         --
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 46    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                   GS VIT                    JANUS ASPEN         MFS           MFS
                                                MID CAP VAL,   JANUS ASPEN    WORLD GRO,   INV GRO STOCK,   NEW DIS,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                INST        BAL, INST        INST          SERV CL       SERV CL
 OPERATIONS
Investment income (loss) -- net                   $   (488)     $   27,386     $   (165)      $ (3,611)     $ (3,173)
Net realized gain (loss) on sales of
  investments                                          849           1,814      (48,331)         1,552           614
Distributions from capital gains                    59,791              --           --             --            --
Net change in unrealized appreciation or
  depreciation of investments                      (25,827)        172,883       69,461         12,262        13,489
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         34,325         202,083       20,965         10,203        10,930
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         654,189             120          120          6,795        13,275
Net transfers(1)                                    (3,038)       (187,356)     (23,669)        (2,587)        4,621
Contract terminations:
    Surrender benefits and contract charges         (3,781)       (275,609)     (59,952)       (12,863)       (2,764)
    Death benefits                                      --        (116,030)     (11,479)            --            --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     647,370        (578,875)     (94,980)        (8,655)       15,132
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     33,856       3,574,991      599,984        345,475       251,330
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $715,551      $3,198,199     $525,969       $347,023      $277,392
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              31,955       2,463,791      557,604        255,290       170,405
Contract purchase payments                         588,991              85          114          6,682         9,482
Net transfers(1)                                    (2,753)       (125,714)     (22,413)        (3,368)        3,419
Contract terminations:
    Surrender benefits and contract charges         (2,806)       (188,056)     (56,570)        (9,579)       (1,939)
    Death benefits                                      --         (79,579)     (10,582)            --            --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   615,387       2,070,527      468,153        249,025       181,367
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    47

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------
                                                            MFS            MFS
                                                       TOTAL RETURN,   UTILITIES,     OPCAP      OPCAP       OPCAP
YEAR ENDED DEC. 31, 2005 (CONTINUED)                      SERV CL        SERV CL       EQ       MANAGED     SM CAP
 OPERATIONS
Investment income (loss) -- net                          $   19,619     $   (727)   $ (1,278)  $  (1,136)  $ (2,890)
Net realized gain (loss) on sales of investments              4,602        8,379       1,773       4,923      4,628
Distributions from capital gains                            135,171           --          --      30,005     28,800
Net change in unrealized appreciation or depreciation
  of investments                                           (116,321)       7,628       6,189      (1,533)   (35,660)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                 43,071       15,280       6,684      32,259     (5,122)
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                   44,921        1,572         120         120        120
Net transfers(1)                                             64,837       (3,908)      7,502      55,781      4,472
Contract terminations:
    Surrender benefits and contract charges                 (59,784)      (5,247)    (15,535)   (203,754)   (21,363)
    Death benefits                                          (55,804)          --          --      (6,714)        --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (5,830)      (7,583)     (7,913)   (154,567)   (16,771)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           3,379,937       97,745     131,805     906,128    228,690
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $3,417,178     $105,442    $130,576   $ 783,820   $206,797
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    2,627,700       56,839     117,581     736,312    120,515
Contract purchase payments                                   36,509          870         109          98         71
Net transfers(1)                                             49,553       (1,647)      6,471      45,669      2,111
Contract terminations:
    Surrender benefits and contract charges                 (46,401)      (2,830)    (13,805)   (163,231)   (12,149)
    Death benefits                                          (43,367)          --          --      (5,328)        --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          2,623,994       53,232     110,356     613,520    110,548
-------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 48    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------
                                                     OPPEN        OPPEN           OPPEN         OPPEN       OPPEN
                                                   CAP APPR   CAP APPR VA,   GLOBAL SEC VA,    HI INC    HI INC VA,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                  VA          SERV            SERV           VA         SERV
 OPERATIONS
Investment income (loss) -- net                    $ (3,200)   $  (18,462)      $ (2,193)     $ 18,164    $ 10,005
Net realized gain (loss) on sales of investments    (10,320)       13,758          2,887        (5,716)        720
Distributions from capital gains                         --            --             --            --          --
Net change in unrealized appreciation or
  depreciation of investments                        37,572       128,031         56,512       (10,169)     (9,009)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    24,052       123,327         57,206         2,279       1,716
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              120       990,919         32,751           360       2,770
Net transfers(1)                                     (5,137)       23,155          2,075        (3,444)     22,106
Contract terminations:
    Surrender benefits and contract charges         (58,596)      (65,920)        (9,008)      (21,807)    (21,919)
    Death benefits                                  (17,241)      (57,171)            --            --          --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (80,854)      890,983         25,818       (24,891)      2,957
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     775,934     2,477,148        429,438       345,064     219,759
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $719,132    $3,491,458       $512,462      $322,452    $224,432
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              585,865     1,746,415        237,026       266,402     173,501
Contract purchase payments                               94       793,660         17,754           282       2,195
Net transfers(1)                                     (3,512)       15,578          1,365        (3,094)     17,459
Contract terminations:
    Surrender benefits and contract charges         (44,661)      (46,249)        (4,898)      (16,865)    (17,302)
    Death benefits                                  (13,862)      (39,140)            --            --          --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    523,924     2,470,264        251,247       246,725     175,853
-------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    49

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------
                                                       OPPEN          OPPEN         PUT VT     PUT VT      PUT VT
                                                    MAIN ST SM      STRATEGIC      DIV INC,   DIV INC,   GRO & INC,
YEAR ENDED DEC. 31, 2005 (CONTINUED)               CAP VA, SERV   BOND VA, SERV     CL IA       CL IB       CL IA
 OPERATIONS
Investment income (loss) -- net                     $  (28,917)     $  111,148    $  18,482   $ 31,418    $   4,480
Net realized gain (loss) on sales of investments        16,979           4,267      (18,203)    (2,392)      (7,025)
Distributions from capital gains                        52,633              --           --         --           --
Net change in unrealized appreciation or
  depreciation of investments                          131,409         (61,652)       4,292    (20,674)      21,318
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      172,104          53,763        4,571      8,352       18,773
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             276,766       1,067,120           --        780           --
Net transfers(1)                                        54,802         451,222       (9,395)    (4,062)      68,814
Contract terminations:
    Surrender benefits and contract charges            (50,624)       (148,745)    (154,693)   (71,085)    (339,143)
    Death benefits                                     (28,084)             --       (1,803)        --       (6,288)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         252,860       1,369,597     (165,891)   (74,367)    (276,617)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      2,002,697       3,547,718      321,745    566,353      740,243
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $2,427,661      $4,971,078    $ 160,425   $500,338    $ 482,399
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               1,114,347       2,943,778      239,782    412,027      557,896
Contract purchase payments                             222,201         952,951           --        572           --
Net transfers(1)                                        38,768         372,642       (6,945)    (2,898)      51,319
Contract terminations:
    Surrender benefits and contract charges            (28,098)       (122,887)    (114,063)   (51,495)    (255,021)
    Death benefits                                     (14,938)             --       (1,346)        --       (4,669)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     1,332,280       4,146,484      117,428    358,206      349,525
-------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 50    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                     --------------------------------------------------------------
                                                       PUT VT         PUT VT         PUT VT      PUT VT     PUT VT
                                                     GRO & INC,   HLTH SCIENCES,   HI YIELD,   HI YIELD,   INTL EQ,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                    CL IB          CL IB         CL IA       CL IB       CL IB
 OPERATIONS
Investment income (loss) -- net                      $    3,589       $  (15)      $  25,745    $ 17,892   $    314
Net realized gain (loss) on sales of investments          3,686            1         (56,066)     (5,917)       966
Distributions from capital gains                             --           --              --          --         --
Net change in unrealized appreciation or
  depreciation of investments                            41,431          151          35,446      (7,641)    15,779
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        48,706          137           5,125       4,334     17,059
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  180        2,699              --         360      1,800
Net transfers(1)                                        (92,373)          --         (11,979)     (2,598)     1,311
Contract terminations:
    Surrender benefits and contract charges            (168,879)          --        (141,195)    (25,006)      (879)
    Death benefits                                      (40,361)          --         (12,349)         --         --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (301,433)       2,699        (165,523)    (27,244)     2,232
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       1,549,162          312         372,668     275,280    154,923
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $1,296,435       $3,148       $ 212,270    $252,370   $174,214
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                1,331,870           --         304,092     207,077     96,774
Contract purchase payments                                  161        2,411              --         275      1,129
Net transfers(1)                                        (78,977)          --          (9,708)     (1,910)       820
Contract terminations:
    Surrender benefits and contract charges            (148,368)          --        (114,758)    (18,711)      (541)
    Death benefits                                      (34,872)          --          (9,856)         --         --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,069,814        2,411         169,770     186,731     98,182
-------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    51

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                       --------------------------------------------------------
                                                        PUT VT      PUT VT       PUT VT      PUT VT     PUT VT
                                                       NEW OPP,   RESEARCH,   SM CAP VAL,    VISTA,    VOYAGER,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                     CL IA      CL IB        CL IB       CL IB      CL IB
 OPERATIONS
Investment income (loss) -- net                        $ (1,718)     $ --        $  (15)    $  (420)  $  (6,171)
Net realized gain (loss) on sales of investments        (46,384)        2             1         124     (97,788)
Distributions from capital gains                             --        --            27          --          --
Net change in unrealized appreciation or depreciation
  of investments                                         60,246        20            60       3,307     138,161
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             12,144        22            73       3,011      34,202
---------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                   --        --         2,696          --         120
Net transfers(1)                                         (5,361)       (7)           --          (5)    (46,296)
Contract terminations:
    Surrender benefits and contract charges             (83,165)       --            --        (142)    (66,379)
    Death benefits                                           --        --            --          --     (17,250)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (88,526)       (7)        2,696        (147)   (129,805)
---------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         219,309       532           472      28,603     933,481
---------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $142,927      $547        $3,241     $31,467   $ 837,878
---------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  205,758        --            --      17,656     882,665
Contract purchase payments                                   --        --         2,458          --         120
Net transfers(1)                                         (4,680)       --            --          --     (43,168)
Contract terminations:
    Surrender benefits and contract charges             (77,795)       --            --         (85)    (63,391)
    Death benefits                                           --        --            --          --     (16,029)
---------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        123,283        --         2,458      17,571     760,197
---------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 52    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------
                                                        RVS VP       RVS VP      RVS VP       RVS VP       RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)                      BAL      CASH MGMT    DIV BOND    DIV EQ INC   EMER MKTS
 OPERATIONS
Investment income (loss) -- net                       $   18,958   $  10,915   $   35,912   $    3,279    $ (2,663)
Net realized gain (loss) on sales of investments         (60,435)         --       (5,129)       2,832       2,979
Distributions from capital gains                          43,142          --           --       50,852      23,747
Net change in unrealized appreciation or
  depreciation of investments                             33,208          --      (19,172)      39,897      68,170
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              34,873      10,915       11,611       96,860      92,233
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                   120     324,971       14,439    1,221,650     521,689
Net transfers(1)                                        (117,383)    309,105       69,202      (16,272)    (21,310)
Contract terminations:
    Surrender benefits and contract charges             (473,891)   (125,480)    (217,765)     (11,525)     (3,477)
    Death benefits                                       (40,406)         --       (1,735)          --          --
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (631,560)    508,596     (135,859)   1,193,853     496,902
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        1,958,281     383,416    1,546,292      322,226      26,014
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $1,361,594   $ 902,927   $1,422,044   $1,612,939    $615,149
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 1,723,941     377,586    1,384,964      179,355      23,755
Contract purchase payments                                   108     324,985       13,774      853,745     426,041
Net transfers(1)                                        (103,483)    283,754       60,845       (9,429)    (16,672)
Contract terminations:
    Surrender benefits and contract charges             (416,191)   (114,257)    (183,441)      (4,124)     (2,329)
    Death benefits                                       (34,730)         --       (1,475)          --          --
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       1,169,645     872,068    1,274,667    1,019,547     430,795
------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    53

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                       --------------------------------------------------------
                                                        RVS VP       RVS VP       RVS VP    RVS VP      RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)                     GRO     HI YIELD BOND   INC OPP   INTL OPP   LG CAP EQ
 OPERATIONS
Investment income (loss) -- net                        $  (463)     $  3,162      $  274   $    (55)  $  (1,964)
Net realized gain (loss) on sales of investments           262            44          (2)    (8,714)    (62,885)
Distributions from capital gains                            --            --          28         --          --
Net change in unrealized appreciation or depreciation
  of investments                                         5,118          (450)       (175)    25,877     115,049
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             4,917         2,756         125     17,108      50,200
---------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               3,000       163,083          --        120     495,223
Net transfers(1)                                        18,896        (1,894)        (13)   (12,557)      5,506
Contract terminations:
    Surrender benefits and contract charges             (1,938)       (5,240)         --    (32,637)   (172,150)
    Death benefits                                          --            --          --         --          --
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          19,958       155,949         (13)   (45,074)    328,579
---------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         43,973         7,188       6,038    178,820     578,166
---------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $68,848      $165,893      $6,150   $150,854   $ 956,945
---------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  32,508         1,123          --    182,249     567,909
Contract purchase payments                               2,319       159,878          --        125     486,627
Net transfers(1)                                        14,146        (1,829)         --    (12,594)      5,212
Contract terminations:
    Surrender benefits and contract charges             (1,388)       (2,068)         --    (32,961)   (167,697)
    Death benefits                                          --            --          --         --          --
---------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        47,585       157,104          --    136,819     892,051
---------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 54    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  -------------------------------------------------------------------
                                                    RVS VP        RVS VP       RVS VP       RVS VP         RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)              LG CAP VAL   MID CAP GRO     S&P 500    SELECT VAL   SHORT DURATION
 OPERATIONS
Investment income (loss) -- net                     $     1        $ --      $    2,447      $  1        $   18,929
Net realized gain (loss) on sales of investments        162          --           7,958        --            (1,223)
Distributions from capital gains                          8          18           4,390         5                --
Net change in unrealized appreciation or
  depreciation of investments                             1          14          40,686        (5)          (13,475)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       172          32          55,481         1             4,231
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            3,354          --          52,745        --           242,790
Net transfers(1)                                     (3,516)         (3)         73,153        (3)           66,642
Contract terminations:
    Surrender benefits and contract charges              --          --         (74,606)       --           (51,598)
    Death benefits                                       --          --              --        --                --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (162)         (3)         51,292        (3)          257,834
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         311         312       1,693,027       312           991,739
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $   321        $341      $1,799,800      $310        $1,253,804
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   --          --       1,169,344        --           997,243
Contract purchase payments                            3,327          --          36,852        --           246,196
Net transfers(1)                                     (3,327)         --          55,428        --            67,451
Contract terminations:
    Surrender benefits and contract charges              --          --         (51,731)       --           (49,887)
    Death benefits                                       --          --              --        --                --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         --          --       1,209,893        --         1,261,003
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    55

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  -------------------------------------------------------------------
                                                                VANK LIT       VANK UIF
                                                    RVS VP      COMSTOCK,   U.S. REAL EST,      WANGER       WANGER
YEAR ENDED DEC. 31, 2005 (CONTINUED)              SM CAP VAL      CL II          CL II       INTL SM CAP   U.S. SM CO
 OPERATIONS
Investment income (loss) -- net                   $   (5,151)  $   (7,441)      $  (128)       $ (2,870)    $ (2,911)
Net realized gain (loss) on sales of investments       1,089         (110)          585           1,735        1,136
Distributions from capital gains                      59,671       12,970           625              --           --
Net change in unrealized appreciation or
  depreciation of investments                        (14,081)      54,469         5,271          79,233       30,246
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     41,528       59,888         6,353          78,098       28,471
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           841,619    1,875,716        44,662         711,305      462,026
Net transfers(1)                                      11,807       15,090         5,153          (6,702)      (5,468)
Contract terminations:
    Surrender benefits and contract charges          (10,067)     (10,866)         (417)         (5,102)      (3,529)
    Death benefits                                        --           --            --              --           --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       843,359    1,879,940        49,398         699,501      453,029
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      123,598       90,029         1,903          38,668       23,997
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $1,008,485   $2,029,857       $57,654        $816,267     $505,497
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                75,454       87,059         1,349          35,038       22,483
Contract purchase payments                           622,676    1,825,841        41,257         601,033      427,949
Net transfers(1)                                       7,629       14,881         4,787          (5,135)      (4,886)
Contract terminations:
    Surrender benefits and contract charges           (5,424)      (9,968)         (121)         (3,486)      (2,517)
    Death benefits                                        --           --            --              --           --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     700,335    1,917,813        47,272         627,450      443,029
---------------------------------------------------------------------------------------------------------------------



  (1) Includes transfer activity from (to) other subaccounts and transfers from
      (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


 56    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
On Dec. 31, 2006, American Centurion Life Assurance Company merged into an affiliate company, IDS Life Insurance Company of New York (IDS Life of New
York). At that time, IDS Life of New York changed its name to RiverSource Life Insurance Co. of New York (RiverSource Life of NY). This merger helped simplify the overall corporate structure because the two life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the features or benefits of your contract.

RiverSource of New York Variable Annuity Account 2 (previously ACL Variable Annuity Account 2) (the Account) was established under New York law and the subaccounts are registered together as a single unit investment trust of RiverSource Life of NY under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Insurance Department.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life of NY. The following is a list of each variable annuity product funded through the Account.

RiverSource(R) Endeavor Select Variable Annuity (Endeavor Select)
RiverSource(R) Innovations Variable Annuity (Innovations)
RiverSource(R) Innovations Select Variable Annuity (Innovations Select) RiverSource(R) Personal Portfolio Variable Annuity (previously American
  Centurion Life ACL Personal Portfolio Variable Annuity) (Personal Portfolio)* RiverSource(R) Personal Portfolio Plus(2) Variable Annuity (previously American
  Centurion Life ACL Personal Portfolio Plus(2) Variable Annuity) (Port
  Plus(2))*

   * New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.

SUBACCOUNT                         FUND
---------------------------------------------------------------------------------------------
AIM VI Basic Val, Ser II           AIM V.I. Basic Value Fund, Series II Shares
AIM VI Cap Dev, Ser II             AIM V.I. Capital Development Fund, Series II Shares
AIM VI Core Eq, Ser I              AIM V.I. Core Equity Fund, Series I Shares(1)
AIM VI Core Eq, Ser II             AIM V.I. Core Equity Fund, Series II Shares(2)
AIM VI Intl Gro, Ser I             AIM V.I. International Growth Fund, Series I Shares
AIM VI Mid Cap Core Eq, Ser II     AIM V.I. Mid Cap Core Equity Fund, Series II Shares
AB VPS Bal Shares, Cl B            AllianceBernstein VPS Balanced Shares Portfolio (Class B)
                                   AllianceBernstein VPS Global Technology Portfolio (Class
AB VPS Global Tech, Cl B           B)
                                   AllianceBernstein VPS Growth and Income Portfolio (Class
AB VPS Gro & Inc, Cl B             B)
                                   AllianceBernstein VPS International Value Portfolio (Class
AB VPS Intl Val, Cl B              B)
AB VPS Lg Cap Gro, Cl B            AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Inc & Gro, Cl I              American Century VP Income & Growth, Class I
AC VP Inflation Prot, Cl II        American Century VP Inflation Protection, Class II
AC VP Intl, Cl II                  American Century VP International, Class II
AC VP Ultra, Cl II                 American Century VP Ultra(R), Class II
AC VP Val, Cl I                    American Century VP Value, Class I
AC VP Val, Cl II                   American Century VP Value, Class II
Col Hi Yield, VS Cl B              Columbia High Yield Fund, Variable Series, Class B(3)
Col Sm Cap Val, VS Cl B            Columbia Small Cap Value Fund, Variable Series, Class B
                                   Dreyfus Investment Portfolios MidCap Stock Portfolio,
Drey IP MidCap Stock, Serv         Service Shares
                                   Dreyfus Investment Portfolios Technology Growth Portfolio,
Drey IP Tech Gro, Serv             Service Shares
                                   Dreyfus Variable Investment Fund Appreciation Portfolio,
Drey VIF Appr, Serv                Service Shares
                                   Dreyfus Variable Investment Fund International Value
Drey VIF Intl Val, Serv            Portfolio, Service Shares
Fid VIP Contrafund, Serv Cl 2      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Gro, Serv Cl 2             Fidelity(R) VIP Growth Portfolio Service Class 2
                                   Fidelity(R) VIP Investment Grade Bond Portfolio Service
Fid VIP Invest Gr, Serv Cl 2       Class 2
Fid VIP Mid Cap, Serv Cl 2         Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl 2        Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Inc Sec, Cl 2         FTVIPT Franklin Income Securities Fund - Class 2
FTVIPT Frank Global Real Est, Cl   FTVIPT Franklin Global Real Estate Securities Fund - Class
  2                                2 (previously FTVIPT Franklin Real Estate Fund - Class 2)
FTVIPT Frank Rising Divd, Cl 2     FTVIPT Franklin Rising Dividends Securities Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2
---------------------------------------------------------------------------------------------

                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    57

SUBACCOUNT                         FUND
---------------------------------------------------------------------------------------------
                                   FTVIPT Franklin Small-Mid Cap Growth Securities
FTVIPT Frank Sm Mid Cap Gro, Cl 2  Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2     FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp For Sec, Cl 2          FTVIPT Templeton Foreign Securities Fund - Class 2
FTVIPT Temp Global Inc, Cl 2       FTVIPT Templeton Global Income Securities Fund - Class 2
FTVIPT Temp Gro Sec, Cl 2          FTVIPT Templeton Growth Securities Fund - Class 2
                                   Goldman Sachs VIT Mid Cap Value Fund - Institutional
GS VIT Mid Cap Val, Inst           Shares
                                   Janus Aspen Series Balanced Portfolio: Institutional
Janus Aspen Bal, Inst              Shares
                                   Janus Aspen Series Worldwide Growth Portfolio:
Janus Aspen World Gro, Inst        Institutional Shares
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class
MFS Total Return, Serv Cl          MFS(R) Total Return Series - Service Class
MFS Utilities, Serv Cl             MFS(R) Utilities Series - Service Class
OpCap Eq                           OpCap Equity Portfolio
OpCap Managed                      OpCap Managed Portfolio
OpCap Sm Cap                       OpCap Small Cap Portfolio
Oppen Cap Appr VA                  Oppenheimer Capital Appreciation Fund/VA
Oppen Cap Appr VA, Serv            Oppenheimer Capital Appreciation Fund/VA, Service Shares
Oppen Global Sec VA, Serv          Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Hi Inc VA                    Oppenheimer High Income Fund/VA
Oppen Hi Inc VA, Serv              Oppenheimer High Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv      Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Strategic Bond VA, Serv      Oppenheimer Strategic Bond Fund/VA, Service Shares
Put VT Div Inc, Cl IA              Putnam VT Diversified Income Fund - Class IA Shares
Put VT Div Inc, Cl IB              Putnam VT Diversified Income Fund - Class IB Shares
Put VT Gro & Inc, Cl IA            Putnam VT Growth and Income Fund - Class IA Shares
Put VT Gro & Inc, Cl IB            Putnam VT Growth and Income Fund - Class IB Shares
Put VT Hlth Sciences, Cl IB        Putnam VT Health Sciences Fund - Class IB Shares
Put VT Hi Yield, Cl IA             Putnam VT High Yield Fund - Class IA Shares
Put VT Hi Yield, Cl IB             Putnam VT High Yield Fund - Class IB Shares
Put VT Intl Eq, Cl IB              Putnam VT International Equity Fund - Class IB Shares
Put VT New Opp, Cl IA              Putnam VT New Opportunities Fund - Class IA Shares
Put VT Research, Cl IB             Putnam VT Research Fund - Class IB Shares
Put VT Sm Cap Val, Cl IB           Putnam VT Small Cap Value Fund - Class IB Shares
Put VT Vista, Cl IB                Putnam VT Vista Fund - Class IB Shares
Put VT Voyager, Cl IB              Putnam VT Voyager Fund - Class IB Shares
RVS VP Bal                         RiverSource(R) Variable Portfolio - Balanced Fund
RVS VP Cash Mgmt                   RiverSource(R) Variable Portfolio - Cash Management Fund
RVS VP Div Bond                    RiverSource(R) Variable Portfolio - Diversified Bond Fund
                                   RiverSource(R) Variable Portfolio - Diversified Equity
RVS VP Div Eq Inc                  Income Fund
RVS VP Emer Mkts                   RiverSource(R) Variable Portfolio - Emerging Markets Fund
                                   RiverSource(R) Variable Portfolio - Global Inflation
RVS VP Global Inflation Prot Sec   Protected Securities Fund
RVS VP Gro                         RiverSource(R) Variable Portfolio - Growth Fund
RVS VP Hi Yield Bond               RiverSource(R) Variable Portfolio - High Yield Bond Fund
                                   RiverSource(R) Variable Portfolio - Income Opportunities
RVS VP Inc Opp                     Fund
                                   RiverSource(R) Variable Portfolio - International
RVS VP Intl Opp                    Opportunity Fund
                                   RiverSource(R) Variable Portfolio - Large Cap Equity
RVS VP Lg Cap Eq                   Fund(4)
RVS VP Lg Cap Val                  RiverSource(R) Variable Portfolio - Large Cap Value Fund
RVS VP Mid Cap Gro                 RiverSource(R) Variable Portfolio - Mid Cap Growth Fund(5)
RVS VP S&P 500                     RiverSource(R) Variable Portfolio - S&P 500 Index Fund
RVS VP Select Val                  RiverSource(R) Variable Portfolio - Select Value Fund
                                   RiverSource(R) Variable Portfolio - Short Duration U.S.
RVS VP Short Duration              Government Fund
RVS VP Sm Cap Val                  RiverSource(R) Variable Portfolio - Small Cap Value Fund
                                   Van Kampen Life Investment Trust Comstock Portfolio, Class
VanK LIT Comstock, Cl II           II Shares
VanK UIF U.S. Real Est, Cl II      Van Kampen UIF U.S. Real Estate Portfolio, Class II Shares
Wanger Intl Sm Cap                 Wanger International Small Cap
Wanger U.S. Sm Co                  Wanger U.S. Smaller Companies
---------------------------------------------------------------------------------------------


  (1) AIM V.I. Premier Equity Fund, Series I Shares merged into AIM V.I. Core Equity Fund, Series I Shares on April 28, 2006.
  (2) AIM V.I. Premier Equity Fund, Series II Shares merged into AIM V.I. Core Equity Fund, Series II Shares on April 28, 2006.
  (3) Columbia High Yield Fund, Variable Series, Class B merged into Nations High Yield Bond Portfolio on April 28, 2006. On May 1, 2006, Nations High Yield Bond Portfolio changed its name to Columbia High Yield Fund, Variable Series, Class B.
  (4) RiverSource(R) Variable Portfolio - New Dimensions Fund(R) merged into RiverSource(R) Variable Portfolio - Large Cap Equity Fund on March 17, 2006.
  (5) RiverSource(R)Variable Portfolio - Strategy Aggressive Fund merged into RiverSource(R) Variable Portfolio - Mid Cap Growth Fund on March 17, 2006.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.


 58    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

RiverSource Life of NY issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES
RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES
RiverSource Life of NY makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.

RiverSource Life of NY deducts a daily mortality and expense risk fee and a daily administrative charge equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

PRODUCT                        MORTALITY AND EXPENSE RISK FEE                       ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------------------------
Endeavor Select                0.90% to 1.55%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Innovations                    0.85% to 1.50%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Innovations Select             0.90% to 1.55%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Personal Portfolio             1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Port Plus(2)                   1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------


4. CONTRACT CHARGES
RiverSource Life of NY deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    59

5. WITHDRAWAL CHARGES
RiverSource Life of NY may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. When applicable, a withdrawal charge will apply for a maximum number of years, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by RiverSource Life of NY for withdrawals are not identified on an individual segregated asset account basis. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by RiverSource Life of NY.

6. RELATED PARTY TRANSACTIONS
Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life of NY, in its capacity as investment manager for the following RiverSource(R) Variable Portfolio Funds shown in the table below. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The annual percentage range for each Fund is as follows:

                                                           CURRENT PERCENTAGE          PERCENTAGE RANGE
FUND                                                              RANGE             PRIOR TO MARCH 1, 2006
----------------------------------------------------------------------------------------------------------
RiverSource(R) Variable Portfolio - Balanced Fund           0.530% to 0.350%           0.630% to 0.550%
RiverSource(R) Variable Portfolio - Cash Management Fund    0.330% to 0.150%           0.510% to 0.440%
RiverSource(R) Variable Portfolio - Diversified Bond Fund   0.480% to 0.290%           0.610% to 0.535%
RiverSource(R) Variable Portfolio - Diversified Equity
  Income Fund                                               0.600% to 0.375%           0.560% to 0.470%
RiverSource(R) Variable Portfolio - Emerging Markets Fund   1.100% to 0.900%           1.170% to 1.095%
RiverSource(R) Variable Portfolio - Global Inflation
  Protected Securities Fund                                 0.440% to 0.250%           0.490% to 0.415%
RiverSource(R) Variable Portfolio - Growth Fund             0.600% to 0.375%           0.630% to 0.570%
RiverSource(R) Variable Portfolio - High Yield Bond Fund    0.590% to 0.360%           0.620% to 0.545%
RiverSource(R) Variable Portfolio - Income Opportunities
  Fund                                                      0.610% to 0.380%           0.640% to 0.565%
RiverSource(R) Variable Portfolio - International
  Opportunity Fund                                          0.800% to 0.570%           0.870% to 0.795%
RiverSource(R) Variable Portfolio - Large Cap Equity Fund   0.600% to 0.375%           0.630% to 0.570%
RiverSource(R) Variable Portfolio - Large Cap Value Fund    0.600% to 0.375%           0.630% to 0.570%
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund     0.700% to 0.475%           0.650% to 0.560%
RiverSource(R) Variable Portfolio - S&P 500 Index Fund      0.220% to 0.120%           0.290% to 0.260%
RiverSource(R) Variable Portfolio - Select Value Fund       0.780% to 0.650%           0.810% to 0.720%
RiverSource(R) Variable Portfolio - Short Duration U.S.
  Government Fund                                           0.480% to 0.250%           0.610% to 0.535%
RiverSource(R) Variable Portfolio - Small Cap Value Fund    0.970% to 0.870%           1.020% to 0.920%
----------------------------------------------------------------------------------------------------------


For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. The maximum performance incentive adjustment is 0.08% for RiverSource(R) Variable Portfolio - Balanced Fund and is 0.12% for the following Funds:

RiverSource(R) Variable Portfolio - Diversified Equity Income Fund RiverSource(R) Variable Portfolio - Emerging Markets Fund
RiverSource(R) Variable Portfolio - Growth Fund
RiverSource(R) Variable Portfolio - International Opportunity Fund RiverSource(R) Variable Portfolio - Large Cap Equity Fund
RiverSource(R) Variable Portfolio - Large Cap Value Fund
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund
RiverSource(R) Variable Portfolio - Select Value Fund
RiverSource(R) Variable Portfolio - Small Cap Value Fund

Effective March 1, 2006, the Funds entered into a separate transfer agent agreement with RiverSource Service Corporation. The fee under this agreement for all RiverSource(R) Variable Portfolio Funds is an annual rate of 0.06% of average daily net assets. Previously these transfer agent fees were included in the Investment Management Services Agreement. Although the management fee schedules vary by each Fund, this change decreases the management fee rate between 0.03% and 0.15% of average daily net assets.

Effective Jan. 1, 2007, the Funds have an agreement with RiverSource Distributors, Inc. for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays RiverSource Distributors, Inc. a fee at an annual rate of up to 0.125% of each Fund's average daily net assets. Prior to Jan. 1, 2007, the Funds had an agreement with RiverSource Life Insurance Company (RiverSource Life) for distribution services, and under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund paid RiverSource Life a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.


 60    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

The following RiverSource(R) Variable Portfolio Funds, as shown in the table below, have an Administrative Services Agreement with Ameriprise Financial, Inc. (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The annual percentage range for each Fund is as follows:

                                                              CURRENT PERCENTAGE         PERCENTAGE RANGE
FUND                                                                 RANGE             PRIOR TO OCT 1, 2005
-----------------------------------------------------------------------------------------------------------
RiverSource(R) Variable Portfolio - Balanced Fund              0.060% to 0.030%          0.040% to 0.020%
RiverSource(R) Variable Portfolio - Cash Management Fund       0.060% to 0.030%          0.030% to 0.020%
RiverSource(R) Variable Portfolio - Diversified Bond Fund      0.070% to 0.040%          0.050% to 0.025%
RiverSource(R) Variable Portfolio - Diversified Equity
  Income Fund                                                  0.060% to 0.030%          0.040% to 0.020%
RiverSource(R) Variable Portfolio - Emerging Markets Fund      0.080% to 0.050%          0.100% to 0.050%
RiverSource(R) Variable Portfolio - Global Inflation
  Protected Securities Fund                                    0.070% to 0.040%          0.050% to 0.025%
RiverSource(R) Variable Portfolio - Growth Fund                0.060% to 0.030%          0.050% to 0.030%
RiverSource(R) Variable Portfolio - High Yield Bond Fund       0.070% to 0.040%          0.050% to 0.025%
RiverSource(R) Variable Portfolio - Income Opportunities
  Fund                                                         0.070% to 0.040%          0.050% to 0.025%
RiverSource(R) Variable Portfolio - International
  Opportunity Fund                                             0.080% to 0.050%          0.060% to 0.035%
RiverSource(R) Variable Portfolio - Large Cap Equity Fund      0.060% to 0.030%          0.050% to 0.030%
RiverSource(R) Variable Portfolio - Large Cap Value Fund       0.060% to 0.030%          0.050% to 0.030%
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund        0.060% to 0.030%          0.060% to 0.030%
RiverSource(R) Variable Portfolio - S&P 500 Index Fund         0.060% to 0.030%          0.080% to 0.065%
RiverSource(R) Variable Portfolio - Select Value Fund          0.060% to 0.030%          0.060% to 0.035%
RiverSource(R) Variable Portfolio - Short Duration U.S.
  Government Fund                                              0.070% to 0.040%          0.050% to 0.025%
RiverSource(R) Variable Portfolio - Small Cap Value Fund       0.080% to 0.050%          0.080% to 0.055%
-----------------------------------------------------------------------------------------------------------


The RiverSource(R) Variable Portfolio Funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company, an affiliate of RiverSource Life of NY.

7. INVESTMENT TRANSACTIONS
The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2006 were as follows:

 SUBACCOUNT                      FUND                                                 PURCHASES
------------------------------------------------------------------------------------------------
AIM VI Basic Val, Ser II         AIM V.I. Basic Value Fund, Series II Shares          $   88,379
                                 AIM V.I. Capital Development Fund, Series II
AIM VI Cap Dev, Ser II           Shares                                                   15,045
AIM VI Core Eq, Ser I            AIM V.I. Core Equity Fund, Series I Shares              459,501
AIM VI Core Eq, Ser II           AIM V.I. Core Equity Fund, Series II Shares               7,990
                                 AIM V.I. International Growth Fund, Series I
AIM VI Intl Gro, Ser I           Shares                                                      869
                                 AIM V.I. Mid Cap Core Equity Fund, Series II
AIM VI Mid Cap Core Eq, Ser II   Shares                                                   19,377
                                 AllianceBernstein VPS Balanced Shares Portfolio
AB VPS Bal Shares, Cl B          (Class B)                                                16,181
                                 AllianceBernstein VPS Global Technology Portfolio
AB VPS Global Tech, Cl B         (Class B)                                                   454
                                 AllianceBernstein VPS Growth and Income Portfolio
AB VPS Gro & Inc, Cl B           (Class B)                                               121,937
                                 AllianceBernstein VPS International Value
AB VPS Intl Val, Cl B            Portfolio (Class B)                                   1,272,266
                                 AllianceBernstein VPS Large Cap Growth Portfolio
AB VPS Lg Cap Gro, Cl B          (Class B)                                                24,985
AC VP Inc & Gro, Cl I            American Century VP Income & Growth, Class I             12,598
AC VP Inflation Prot, Cl II      American Century VP Inflation Protection, Class II      719,225
AC VP Intl, Cl II                American Century VP International, Class II                 306
AC VP Ultra, Cl II               American Century VP Ultra(R), Class II                2,493,829
AC VP Val, Cl I                  American Century VP Value, Class I                       23,375
AC VP Val, Cl II                 American Century VP Value, Class II                      47,525
Col Hi Yield, VS Cl B            Columbia High Yield Fund, Variable Series, Class B      673,351
                                 Columbia Small Cap Value Fund, Variable Series,
Col Sm Cap Val, VS Cl B          Class B                                                     429
                                 Dreyfus Investment Portfolios MidCap Stock
Drey IP MidCap Stock, Serv       Portfolio, Service Shares                                 6,793
                                 Dreyfus Investment Portfolios Technology Growth
Drey IP Tech Gro, Serv           Portfolio, Service Shares                               545,329
                                 Dreyfus Variable Investment Fund Appreciation
Drey VIF Appr, Serv              Portfolio, Service Shares                                   719
                                 Dreyfus Variable Investment Fund International
Drey VIF Intl Val, Serv          Value Portfolio, Service Shares                             350
                                 Fidelity(R) VIP Contrafund(R) Portfolio Service
Fid VIP Contrafund, Serv Cl 2    Class 2                                               5,801,411
Fid VIP Gro, Serv Cl 2           Fidelity(R) VIP Growth Portfolio Service Class 2         15,149
                                 Fidelity(R) VIP Investment Grade Bond Portfolio
Fid VIP Invest Gr, Serv Cl 2     Service Class 2                                         768,455
Fid VIP Mid Cap, Serv Cl 2       Fidelity(R) VIP Mid Cap Portfolio Service Class 2     1,450,428
Fid VIP Overseas, Serv Cl 2      Fidelity(R) VIP Overseas Portfolio Service Class 2      172,177
FTVIPT Frank Inc Sec, Cl 2       FTVIPT Franklin Income Securities Fund - Class 2            375
FTVIPT Frank Global Real Est,    FTVIPT Franklin Global Real Estate Securities
  Cl 2                           Fund - Class 2                                           46,424
                                 FTVIPT Franklin Rising Dividends Securities
FTVIPT Frank Rising Divd, Cl 2   Fund - Class 2                                              408
                                 FTVIPT Franklin Small Cap Value Securities
FTVIPT Frank Sm Cap Val, Cl 2    Fund - Class 2                                           96,694
FTVIPT Frank Sm Mid Cap Gro, Cl  FTVIPT Franklin Small-Mid Cap Growth Securities
  2                              Fund - Class 2                                           57,596
FTVIPT Mutual Shares Sec, Cl 2   FTVIPT Mutual Shares Securities Fund - Class 2        1,310,900
------------------------------------------------------------------------------------------------

                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    61

 SUBACCOUNT                      FUND                                                 PURCHASES
------------------------------------------------------------------------------------------------
FTVIPT Temp For Sec, Cl 2        FTVIPT Templeton Foreign Securities Fund - Class 2   $    9,960
                                 FTVIPT Templeton Global Income Securities
FTVIPT Temp Global Inc, Cl 2     Fund - Class 2                                        1,068,054
FTVIPT Temp Gro Sec, Cl 2        FTVIPT Templeton Growth Securities Fund - Class 2           318
                                 Goldman Sachs VIT Mid Cap Value
GS VIT Mid Cap Val, Inst         Fund - Institutional Shares                           1,674,851
                                 Janus Aspen Series Balanced Portfolio:
Janus Aspen Bal, Inst            Institutional Shares                                     89,895
                                 Janus Aspen Series Worldwide Growth Portfolio:
Janus Aspen World Gro, Inst      Institutional Shares                                     15,961
                                 MFS(R) Investors Growth Stock Series - Service
MFS Inv Gro Stock, Serv Cl       Class                                                    10,888
MFS New Dis, Serv Cl             MFS(R) New Discovery Series - Service Class              20,387
MFS Total Return, Serv Cl        MFS(R) Total Return Series - Service Class              308,977
MFS Utilities, Serv Cl           MFS(R) Utilities Series - Service Class                   9,497
OpCap Eq                         OpCap Equity Portfolio                                   19,202
OpCap Managed                    OpCap Managed Portfolio                                  92,661
OpCap Sm Cap                     OpCap Small Cap Portfolio                                20,956
Oppen Cap Appr VA                Oppenheimer Capital Appreciation Fund/VA                 19,775
                                 Oppenheimer Capital Appreciation Fund/VA, Service
Oppen Cap Appr VA, Serv          Shares                                                  723,726
                                 Oppenheimer Global Securities Fund/VA, Service
Oppen Global Sec VA, Serv        Shares                                                  103,606
Oppen Hi Inc VA                  Oppenheimer High Income Fund/VA                          39,678
Oppen Hi Inc VA, Serv            Oppenheimer High Income Fund/VA, Service Shares          25,222
                                 Oppenheimer Main Street Small Cap Fund/VA, Service
Oppen Main St Sm Cap VA, Serv    Shares                                                  184,901
Oppen Strategic Bond VA, Serv    Oppenheimer Strategic Bond Fund/VA, Service Shares    1,619,843
                                 Putnam VT Diversified Income Fund - Class IA
Put VT Div Inc, Cl IA            Shares                                                    8,696
                                 Putnam VT Diversified Income Fund - Class IB
Put VT Div Inc, Cl IB            Shares                                                   32,846
Put VT Gro & Inc, Cl IA          Putnam VT Growth and Income Fund - Class IA Shares       22,607
Put VT Gro & Inc, Cl IB          Putnam VT Growth and Income Fund - Class IB Shares      104,250
Put VT Hlth Sciences, Cl IB      Putnam VT Health Sciences Fund - Class IB Shares            309
Put VT Hi Yield, Cl IA           Putnam VT High Yield Fund - Class IA Shares              25,093
Put VT Hi Yield, Cl IB           Putnam VT High Yield Fund - Class IB Shares              21,711
                                 Putnam VT International Equity Fund - Class IB
Put VT Intl Eq, Cl IB            Shares                                                    1,765
Put VT New Opp, Cl IA            Putnam VT New Opportunities Fund - Class IA Shares          392
Put VT Research, Cl IB           Putnam VT Research Fund - Class IB Shares                     2
Put VT Sm Cap Val, Cl IB         Putnam VT Small Cap Value Fund - Class IB Shares        710,689
Put VT Vista, Cl IB              Putnam VT Vista Fund - Class IB Shares                      150
Put VT Voyager, Cl IB            Putnam VT Voyager Fund - Class IB Shares                  4,660
RVS VP Bal                       RiverSource(R) Variable Portfolio - Balanced Fund        82,580
                                 RiverSource(R) Variable Portfolio - Cash
RVS VP Cash Mgmt                 Management Fund                                         141,502
                                 RiverSource(R) Variable Portfolio - Diversified
RVS VP Div Bond                  Bond Fund                                             2,206,733
                                 RiverSource(R) Variable Portfolio - Diversified
RVS VP Div Eq Inc                Equity Income Fund                                    3,313,173
                                 RiverSource(R) Variable Portfolio - Emerging
RVS VP Emer Mkts                 Markets Fund                                          1,255,837
RVS VP Global Inflation Prot     RiverSource(R) Variable Portfolio - Global
  Sec                            Inflation Protected Securities Fund                   1,437,409
RVS VP Gro                       RiverSource(R) Variable Portfolio - Growth Fund           1,527
                                 RiverSource(R) Variable Portfolio - High Yield
RVS VP Hi Yield Bond             Bond Fund                                               134,476
                                 RiverSource(R) Variable Portfolio - Income
RVS VP Inc Opp                   Opportunities Fund                                      714,214
                                 RiverSource(R) Variable Portfolio - International
RVS VP Intl Opp                  Opportunity Fund                                         11,031
                                 RiverSource(R) Variable Portfolio - Large Cap
RVS VP Lg Cap Eq                 Equity Fund                                             166,038
                                 RiverSource(R) Variable Portfolio - Large Cap
RVS VP Lg Cap Val                Value Fund                                                  340
                                 RiverSource(R) Variable Portfolio - Mid Cap Growth
RVS VP Mid Cap Gro               Fund                                                    253,482
                                 RiverSource(R) Variable Portfolio - S&P 500 Index
RVS VP S&P 500                   Fund                                                     93,456
                                 RiverSource(R) Variable Portfolio - Select Value
RVS VP Select Val                Fund                                                        372
                                 RiverSource(R) Variable Portfolio - Short Duration
RVS VP Short Duration            U.S. Government Fund                                    210,155
                                 RiverSource(R) Variable Portfolio - Small Cap
RVS VP Sm Cap Val                Value Fund                                              859,856
                                 Van Kampen Life Investment Trust Comstock
VanK LIT Comstock, Cl II         Portfolio, Class II Shares                            3,333,368
                                 Van Kampen UIF U.S. Real Estate Portfolio, Class
VanK UIF U.S. Real Est, Cl II    II Shares                                                21,877
Wanger Intl Sm Cap               Wanger International Small Cap                        1,239,765
Wanger U.S. Sm Co                Wanger U.S. Smaller Companies                           549,445
------------------------------------------------------------------------------------------------




 62    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2006:

                                                    AIM VI           AIM VI          AIM VI           AIM VI        AIM VI
                                                  BASIC VAL,        CAP DEV,        CORE EQ,         CORE EQ,      INTL GRO,
PRICE LEVEL                                         SER II           SER II           SER I           SER II         SER I
                                               -----------------------------------------------------------------------------
1.00%                                                $1.86            $2.00           $  --           $1.08          $  --
1.05%                                                 1.13             1.10              --              --             --
1.10%                                                 1.86             2.00              --            1.08             --
1.15%                                                 1.20             1.30              --              --             --
1.20%                                                 1.13             1.10              --              --             --
1.25%                                                 1.85             1.99              --            1.08             --
1.30%                                                 1.84             1.98              --            1.08             --
1.35%                                                 1.84             1.98              --            1.08             --
1.40%                                                 1.84             1.97            1.28            1.08           1.65
1.50%                                                 1.19             1.29              --              --             --
1.55%                                                 1.83             1.96              --            1.08             --
1.65%                                                 1.82             1.96              --            1.08             --
1.70%                                                 1.19             1.29              --              --             --
----------------------------------------------------------------------------------------------------------------------------



                                                     AIM VI           AB VPS          AB VPS           AB VPS        AB VPS
                                                MID CAP CORE EQ,    BAL SHARES,    GLOBAL TECH,      GRO & INC,     INTL VAL,
PRICE LEVEL                                          SER II            CL B            CL B             CL B          CL B
                                               ------------------------------------------------------------------------------
1.00%                                                $  --             $1.43           $1.62           $1.81          $  --
1.05%                                                 1.10              1.12              --            1.17           1.24
1.10%                                                   --              1.43            1.61            1.80             --
1.15%                                                 1.19              1.15              --            1.24           1.62
1.20%                                                 1.10              1.12              --            1.17           1.24
1.25%                                                 1.10              1.42            1.60            1.79           1.24
1.30%                                                 1.19              1.42            1.60            1.79           1.62
1.35%                                                 1.19              1.45            1.60            1.80           1.62
1.40%                                                 1.10              1.41            1.59            1.79           1.24
1.50%                                                 1.18              1.15              --            1.23           1.61
1.55%                                                 1.18              1.40            1.58            1.77           1.61
1.65%                                                   --              1.40            1.58            1.76             --
1.70%                                                 1.18              1.14              --            1.22           1.60
-----------------------------------------------------------------------------------------------------------------------------



                                                    AB VPS            AC VP           AC VP           AC VP          AC VP
                                                  LG CAP GRO,      INC & GRO,    INFLATION PROT,      INTL,         ULTRA,
PRICE LEVEL                                          CL B             CL I            CL II           CL II          CL II
                                               -----------------------------------------------------------------------------
1.00%                                                $1.54            $  --           $  --           $  --          $  --
1.05%                                                   --               --            1.02            1.21           1.03
1.10%                                                 1.53               --              --              --             --
1.15%                                                   --               --            1.02            1.46           0.99
1.20%                                                   --               --            1.02            1.21           1.03
1.25%                                                 1.52               --            1.02            1.21           1.03
1.30%                                                 1.52               --            1.02            1.46           0.99
1.35%                                                 1.52               --            1.01            1.45           0.99
1.40%                                                 1.51             1.37            1.02            1.21           1.03
1.50%                                                   --               --            1.01            1.45           0.98
1.55%                                                 1.51               --            1.01            1.45           0.98
1.65%                                                 1.50               --              --              --             --
1.70%                                                   --               --            1.01            1.44           0.98
----------------------------------------------------------------------------------------------------------------------------




                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    63

                                                     AC VP         AC VP          COL             COL            DREY IP
                                                     VAL,           VAL,       HI YIELD,      SM CAP VAL,     MIDCAP STOCK,
PRICE LEVEL                                          CL I          CL II        VS CL B         VS CL B           SERV
                                                 --------------------------------------------------------------------------
1.00%                                                $  --         $  --         $  --           $  --            $  --
1.05%                                                   --          1.15          1.08            1.13             1.06
1.10%                                                   --            --            --              --               --
1.15%                                                   --          1.26          1.07            1.30             1.19
1.20%                                                   --          1.15          1.08            1.12             1.06
1.25%                                                   --          1.15          1.08            1.12             1.06
1.30%                                                   --          1.25          1.07            1.29             1.19
1.35%                                                   --          1.25          1.07            1.29             1.19
1.40%                                                 1.89          1.15          1.08            1.12             1.06
1.50%                                                   --          1.25          1.07            1.29             1.18
1.55%                                                   --          1.25          1.07            1.29             1.18
1.65%                                                   --            --            --              --               --
1.70%                                                   --          1.24          1.07            1.28             1.18
---------------------------------------------------------------------------------------------------------------------------



                                                    DREY IP       DREY VIF      DREY VIF        FID VIP          FID VIP
                                                   TECH GRO,       APPR,       INTL VAL,      CONTRAFUND,         GRO,
PRICE LEVEL                                          SERV           SERV          SERV         SERV CL 2        SERV CL 2
                                                 --------------------------------------------------------------------------
1.00%                                                $  --         $  --         $  --           $1.94            $1.56
1.05%                                                 1.09          1.15          1.16            1.10             1.08
1.10%                                                   --            --            --            1.93             1.55
1.15%                                                 1.08          1.21          1.40            1.31             1.12
1.20%                                                 1.09          1.15          1.16            1.10             1.08
1.25%                                                 1.09          1.15          1.16            1.92             1.55
1.30%                                                 1.07          1.20          1.40            1.91             1.54
1.35%                                                 1.07          1.20          1.40            1.91             1.54
1.40%                                                 1.09          1.15          1.16            1.91             1.54
1.50%                                                 1.07          1.20          1.39            1.30             1.11
1.55%                                                 1.07          1.20          1.39            1.90             1.53
1.65%                                                   --            --            --            1.89             1.52
1.70%                                                 1.07          1.19          1.38            1.30             1.11
---------------------------------------------------------------------------------------------------------------------------



                                                    FID VIP       FID VIP       FID VIP      FTVIPT FRANK     FTVIPT FRANK
                                                  INVEST GR,      MID CAP,     OVERSEAS,       INC SEC,         REAL EST,
PRICE LEVEL                                        SERV CL 2     SERV CL 2     SERV CL 2         CL 2             CL 2
                                                 --------------------------------------------------------------------------
1.00%                                                $  --         $2.38         $2.42           $  --            $2.37
1.05%                                                 1.04          1.09          1.17            1.12               --
1.10%                                                   --          2.37          2.41              --             2.36
1.15%                                                 1.04          1.37          1.44            1.21               --
1.20%                                                 1.04          1.09          1.16            1.12               --
1.25%                                                 1.04          2.35          2.40            1.12             2.34
1.30%                                                 1.04          2.35          2.39            1.21             2.34
1.35%                                                 1.04          2.34          2.39            1.21             2.40
1.40%                                                 1.04          2.34          2.38            1.12             2.33
1.50%                                                 1.03          1.36          1.43            1.20               --
1.55%                                                 1.03          2.33          2.37            1.20             2.32
1.65%                                                   --          2.32          2.36              --             2.37
1.70%                                                 1.03          1.35          1.42            1.20               --
---------------------------------------------------------------------------------------------------------------------------




 64    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                             FTVIPT FRANK     FTVIPT FRANK     FTVIPT FRANK         FTVIPT          FTVIPT
                                             RISING DIVD,      SM CAP VAL,      SM MID CAP      MUTUAL SHARES      TEMP FOR
PRICE LEVEL                                      CL 2             CL 2           GRO, CL 2        SEC, CL 2        SEC, CL 2
                                           ----------------------------------------------------------------------------------
1.00%                                           $  --             $2.27            $1.81            $1.83            $2.20
1.05%                                            1.13                --             1.10             1.14               --
1.10%                                              --              2.26             1.80             1.82             2.19
1.15%                                            1.22                --             1.14             1.33               --
1.20%                                            1.12                --             1.10             1.14               --
1.25%                                            1.12              2.25             1.79             1.81             2.18
1.30%                                            1.21              2.24             1.79             1.81             2.18
1.35%                                            1.21              2.24             1.79             1.80             2.21
1.40%                                            1.12              2.23             1.78             1.80             2.17
1.50%                                            1.21                --             1.13             1.32               --
1.55%                                            1.21              2.22             1.77             1.79             2.16
1.65%                                              --              2.21             1.77             1.78             2.19
1.70%                                            1.20                --             1.13             1.32               --
-----------------------------------------------------------------------------------------------------------------------------



                                                FTVIPT           FTVIPT           GS VIT                          JANUS ASPEN
                                              TEMP GLOBAL       TEMP GRO       MID CAP VAL,      JANUS ASPEN      WORLD GRO,
PRICE LEVEL                                    INC, CL 2        SEC, CL 2          INST           BAL, INST          INST
                                            ---------------------------------------------------------------------------------
1.00%                                            $  --            $  --            $  --            $  --            $  --
1.05%                                             1.07             1.18             1.14               --               --
1.10%                                               --               --               --               --               --
1.15%                                             1.12             1.35             1.34               --               --
1.20%                                             1.07             1.18             1.14               --               --
1.25%                                             1.07             1.18             1.14               --               --
1.30%                                             1.11             1.35             1.33               --               --
1.35%                                             1.11             1.35             1.33               --               --
1.40%                                             1.07             1.17             1.14             1.69             1.31
1.50%                                             1.11             1.34             1.33               --               --
1.55%                                             1.11             1.34             1.33               --               --
1.65%                                               --               --               --               --               --
1.70%                                             1.10             1.34             1.32               --               --
-----------------------------------------------------------------------------------------------------------------------------



                                                 MFS               MFS              MFS              MFS
                                            INV GRO STOCK,      NEW DIS,       TOTAL RETURN,      UTILITIES,         OPCAP
PRICE LEVEL                                    SERV CL           SERV CL          SERV CL          SERV CL            EQ
                                           ----------------------------------------------------------------------------------
1.00%                                           $1.49             $1.72            $1.45            $2.57            $  --
1.05%                                            1.10              1.14             1.11             1.23               --
1.10%                                            1.48              1.71             1.45             2.56               --
1.15%                                            1.13              1.21             1.15             1.58               --
1.20%                                            1.09              1.14             1.10             1.23               --
1.25%                                            1.47              1.70             1.44             2.54               --
1.30%                                            1.47              1.70             1.43             2.54               --
1.35%                                            1.47              1.70             1.43             2.53               --
1.40%                                            1.47              1.69             1.43             2.53             1.35
1.50%                                            1.12              1.20             1.14             1.57               --
1.55%                                            1.46              1.68             1.42             2.51               --
1.65%                                            1.45              1.68             1.42             2.50               --
1.70%                                            1.12              1.19             1.13             1.56               --
-----------------------------------------------------------------------------------------------------------------------------




                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    65

                                                                                OPPEN            OPPEN            OPPEN
                                                 OPCAP          OPCAP         CAP APPR       CAP APPR VA,     GLOBAL SEC VA,
PRICE LEVEL                                     MANAGED        SM CAP            VA              SERV              SERV
                                              ------------------------------------------------------------------------------
1.00%                                            $  --          $  --           $  --            $1.59            $2.39
1.05%                                               --             --              --             1.10             1.17
1.10%                                               --             --              --             1.58             2.38
1.15%                                               --             --              --             1.13             1.40
1.20%                                               --             --              --             1.09             1.17
1.25%                                               --             --              --             1.58             2.37
1.30%                                               --             --              --             1.57             2.36
1.35%                                               --             --              --             1.57             2.36
1.40%                                             1.38           2.29            1.46             1.57             2.35
1.50%                                               --             --              --             1.12             1.39
1.55%                                               --             --              --             1.56             2.34
1.65%                                               --             --              --             1.55             2.33
1.70%                                               --             --              --             1.11             1.38
----------------------------------------------------------------------------------------------------------------------------



                                                 OPPEN          OPPEN           OPPEN            OPPEN            PUT VT
                                                 HI INC      HI INC VA,      MAIN ST SM        STRATEGIC         DIV INC,
PRICE LEVEL                                        VA           SERV        CAP VA, SERV     BOND VA, SERV        CL IA
                                              ------------------------------------------------------------------------------
1.00%                                            $  --          $1.39           $2.23            $1.31            $  --
1.05%                                               --             --            1.10             1.07               --
1.10%                                               --           1.38            2.22             1.30               --
1.15%                                               --             --            1.29             1.10               --
1.20%                                               --             --            1.10             1.07               --
1.25%                                               --           1.38            2.21             1.30               --
1.30%                                               --           1.37            2.21             1.29               --
1.35%                                               --           1.37            2.20             1.29               --
1.40%                                             1.41           1.37            2.20             1.29             1.44
1.50%                                               --             --            1.28             1.09               --
1.55%                                               --           1.36            2.18             1.28               --
1.65%                                               --           1.36            2.18             1.28               --
1.70%                                               --             --            1.27             1.08               --
----------------------------------------------------------------------------------------------------------------------------



                                                 PUT VT        PUT VT          PUT VT           PUT VT            PUT VT
                                                DIV INC,     GRO & INC,      GRO & INC,        SCIENCES,        HI YIELD,
PRICE LEVEL                                      CL IB          CL IA           CL IB            CL IB            CL IA
                                              ------------------------------------------------------------------------------
1.00%                                            $  --          $  --           $1.76            $  --            $  --
1.05%                                               --             --              --             1.07               --
1.10%                                               --             --            1.76               --               --
1.15%                                               --             --              --             1.18               --
1.20%                                               --             --              --             1.07               --
1.25%                                               --             --            1.75             1.07               --
1.30%                                               --             --            1.74             1.18               --
1.35%                                               --             --            1.74             1.17               --
1.40%                                             1.46           1.58            1.36             1.07             1.36
1.50%                                               --             --              --             1.17               --
1.55%                                               --             --            1.73             1.17               --
1.65%                                               --             --            1.72               --               --
1.70%                                               --             --              --             1.17               --
----------------------------------------------------------------------------------------------------------------------------




 66    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                  PUT VT         PUT VT          PUT VT           PUT VT         PUT VT
                                                 HI YIELD,      INTL EQ,        NEW OPP,        RESEARCH,      SM CAP VAL,
PRICE LEVEL                                        CL IB         CL IB            CL IA           CL IB           CL IB
                                               ----------------------------------------------------------------------------
1.00%                                              $  --         $2.25            $  --           $1.63           $  --
1.05%                                                 --          1.21               --              --            1.13
1.10%                                                 --          2.25               --            1.62              --
1.15%                                                 --          1.48               --              --            1.29
1.20%                                                 --          1.21               --              --            1.12
1.25%                                                 --          2.23               --            1.61            1.12
1.30%                                                 --          2.23               --            1.61            1.29
1.35%                                                 --          2.22               --            1.61            1.29
1.40%                                               1.47          2.22             1.24            1.60            1.12
1.50%                                                 --          1.47               --              --            1.28
1.55%                                                 --          2.21               --            1.59            1.28
1.65%                                                 --          2.20               --            1.59              --
1.70%                                                 --          1.46               --              --            1.28
---------------------------------------------------------------------------------------------------------------------------



                                                  PUT VT         PUT VT
                                                  VISTA,        VOYAGER,         RVS VP           RVS VP         RVS VP
PRICE LEVEL                                        CL IB         CL IB             BAL          CASH MGMT       DIV BOND
                                               ----------------------------------------------------------------------------
1.00%                                              $1.87         $  --            $  --           $1.04           $1.09
1.05%                                               1.07            --               --            1.02            1.04
1.10%                                               1.86            --               --            1.04            1.09
1.15%                                               1.22            --               --            1.05            1.05
1.20%                                               1.07            --               --            1.02            1.04
1.25%                                               1.85            --               --            1.03            1.08
1.30%                                               1.85            --               --            1.03            1.08
1.35%                                               1.84            --               --            1.03            1.08
1.40%                                               1.84          1.15             1.31            1.10            1.23
1.50%                                               1.21            --               --            1.04            1.04
1.55%                                               1.83            --               --            1.02            1.07
1.65%                                               1.82            --               --            1.02            1.06
1.70%                                               1.21            --               --            1.04            1.04
---------------------------------------------------------------------------------------------------------------------------



                                                                                 RVS VP
                                                 RVS VP         RVS VP      GLOBAL INFLATION       RVS VP         RVS VP
PRICE LEVEL                                    DIV EQ INC     EMER MKTS         PROT SEC            GRO        HI YIELD BOND
                                              ------------------------------------------------------------------------------
1.00%                                             $2.37         $  --             $  --            $1.59           $  --
1.05%                                              1.13          1.34              1.02             1.12            1.07
1.10%                                              2.36            --                --             1.58              --
1.15%                                              1.39          1.89              1.03             1.22            1.14
1.20%                                              1.13          1.34              1.02             1.12            1.07
1.25%                                              2.35          1.34              1.02             1.57            1.07
1.30%                                              2.35          1.89              1.03             1.57            1.13
1.35%                                              2.34          1.89              1.03             1.57            1.13
1.40%                                              2.34          1.34              1.02             1.56            1.07
1.50%                                              1.38          1.88              1.03             1.21            1.13
1.55%                                              2.32          1.88              1.03             1.55            1.13
1.65%                                              2.32            --                --             1.55              --
1.70%                                              1.38          1.87              1.02             1.21            1.12
----------------------------------------------------------------------------------------------------------------------------




                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    67

                                                 RVS VP       RVS VP           RVS VP            RVS VP          RVS VP
PRICE LEVEL                                     INC OPP      INTL OPP         LG CAP EQ        LG CAP VAL     MID CAP GRO
                                               ---------------------------------------------------------------------------
1.00%                                            $  --         $  --            $1.08            $  --           $  --
1.05%                                             1.06          1.18             1.14             1.15            1.05
1.10%                                               --            --             1.08               --              --
1.15%                                             1.10          1.46             1.23             1.26            1.12
1.20%                                             1.06          1.18             1.14             1.15            1.05
1.25%                                             1.06          1.18             1.08             1.15            1.05
1.30%                                             1.09          1.46             1.23             1.25            1.11
1.35%                                             1.09          1.46             1.23             1.25            1.11
1.40%                                             1.06          1.35             1.21             1.15            0.96
1.50%                                             1.09          1.45             1.22             1.25            1.11
1.55%                                             1.09          1.45             1.22             1.24            1.11
1.65%                                               --            --             1.08               --              --
1.70%                                             1.08          1.45             1.22             1.24            1.11
--------------------------------------------------------------------------------------------------------------------------



                                                                                                                VANK LIT
                                                 RVS VP       RVS VP           RVS VP            RVS VP        COMSTOCK,
PRICE LEVEL                                     S&P 500     SELECT VAL     SHORT DURATION      SM CAP VAL        CL II
                                               ---------------------------------------------------------------------------
1.00%                                            $1.72         $  --            $1.03            $2.22           $  --
1.05%                                             1.14          1.10             1.03             1.12            1.13
1.10%                                             1.71            --             1.03             2.21              --
1.15%                                             1.20          1.19             1.04             1.31            1.22
1.20%                                             1.13          1.10             1.03             1.12            1.13
1.25%                                             1.70          1.10             1.02             2.20            1.13
1.30%                                             1.70          1.18             1.02             2.20            1.21
1.35%                                             1.69          1.18             1.01             2.19            1.21
1.40%                                             1.69          1.10             1.01             2.19            1.13
1.50%                                             1.19          1.18             1.03             1.30            1.21
1.55%                                             1.68          1.18             1.01             2.17            1.21
1.65%                                             1.67            --             1.00             2.17              --
1.70%                                             1.19          1.17             1.02             1.29            1.20
--------------------------------------------------------------------------------------------------------------------------



                                                                VANK UIF
                                                             U.S. REAL EST,        WANGER          WANGER
PRICE LEVEL                                                       CL II         INTL SM CAP      U.S. SM CO
                                                            ------------------------------------------------
1.00%                                                             $  --            $  --           $  --
1.05%                                                              1.23             1.23            1.08
1.10%                                                                --               --              --
1.15%                                                              1.65             1.77            1.22
1.20%                                                              1.23             1.23            1.08
1.25%                                                              1.23             1.23            1.08
1.30%                                                              1.65             1.76            1.22
1.35%                                                              1.65             1.76            1.21
1.40%                                                              1.23             1.23            1.08
1.50%                                                              1.64             1.76            1.21
1.55%                                                              1.64             1.75            1.21
1.65%                                                                --               --              --
1.70%                                                              1.64             1.75            1.21
------------------------------------------------------------------------------------------------------------




 68    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

The following is a summary of units outstanding at Dec. 31, 2006:

                                                     AIM VI             AIM VI            AIM VI          AIM VI       AIM VI
                                                   BASIC VAL,          CAP DEV,          CORE EQ,        CORE EQ,    INTL GRO,
PRICE LEVEL                                          SER II             SER II            SER I           SER II       SER I
                                               --------------------------------------------------------------------------------
1.00%                                                  2,703                --                --             --            --
1.05%                                                     --                --                --             --            --
1.10%                                                 82,505            33,285                --          7,165            --
1.15%                                                 76,903                --                --             --            --
1.20%                                                     --                --                --             --            --
1.25%                                                    779                --                --             --            --
1.30%                                                 39,956             9,748                --             --            --
1.35%                                                256,387            45,371                --             --            --
1.40%                                                 33,718                --           718,870             --       102,842
1.50%                                                 83,049                --                --             --            --
1.55%                                                 13,426                --                --             --            --
1.65%                                                 46,679             3,451                --             --            --
1.70%                                                  6,247                --                --             --            --
-------------------------------------------------------------------------------------------------------------------------------
Total                                                642,352            91,855           718,870          7,165       102,842
-------------------------------------------------------------------------------------------------------------------------------



                                                     AIM VI            AB VPS           AB VPS         AB VPS        AB VPS
                                                MID CAP CORE EQ,    BAL SHARES,      GLOBAL TECH,    GRO & INC,    INTL VAL,
PRICE LEVEL                                          SER II             CL B             CL B           CL B          CL B
                                               ------------------------------------------------------------------------------
1.00%                                                    --             2,152            7,502             963            --
1.05%                                                    --                --               --              --        75,229
1.10%                                                    --            49,667           87,117         194,117            --
1.15%                                                18,362             9,908               --              --       198,052
1.20%                                                    --                --               --              --        63,728
1.25%                                                    --                --               --              --        43,813
1.30%                                                 5,844            50,229               --           5,765       225,184
1.35%                                                58,035            65,835           12,059         233,861       377,852
1.40%                                                    --            12,661            3,475          19,486        86,714
1.50%                                                21,687            15,794               --              --       283,671
1.55%                                                 1,354                --               --              --        29,946
1.65%                                                    --            14,291           32,933         355,492            --
1.70%                                                 1,595                --               --              --        43,500
-----------------------------------------------------------------------------------------------------------------------------
Total                                               106,877           220,537          143,086         809,684     1,427,689
-----------------------------------------------------------------------------------------------------------------------------



                                                    AB VPS           AC VP            AC VP            AC VP        AC VP
                                                  LG CAP GRO,      INC & GRO,    INFLATION PROT,       INTL,        ULTRA,
PRICE LEVEL                                          CL B             CL I            CL II            CL II        CL II
                                               -----------------------------------------------------------------------------
1.00%                                                 1,957              --                --              --            --
1.05%                                                    --              --                --              --       206,563
1.10%                                                25,034              --                --              --            --
1.15%                                                    --              --           335,167              --       447,527
1.20%                                                    --              --                --              --       174,463
1.25%                                                    --              --                --              --       118,592
1.30%                                                23,478              --           422,090              --       447,921
1.35%                                                28,648              --           439,307              --       934,907
1.40%                                               104,651         190,350                --              --       186,209
1.50%                                                    --              --           420,843              --       684,641
1.55%                                                    --              --            77,779              --        60,413
1.65%                                                78,121              --                --              --            --
1.70%                                                    --              --            83,827              --        98,570
----------------------------------------------------------------------------------------------------------------------------
Total                                               261,889         190,350         1,779,013              --     3,359,806
----------------------------------------------------------------------------------------------------------------------------




                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    69

                                               AC VP                AC VP              COL               COL           DREY IP
                                                VAL,                VAL,            HI YIELD,        SM CAP VAL,    MIDCAP STOCK,
PRICE LEVEL                                     CL I                CL II            VS CL B           VS CL B           SERV
                                        ------------------------------------------------------------------------------------------
1.00%                                              --                  --                 --                --              --
1.05%                                              --                  --             15,882                --              --
1.10%                                              --                  --                 --                --              --
1.15%                                              --                  --             82,683                --           9,661
1.20%                                              --                  --             14,746                --              --
1.25%                                              --                  --             13,276                --              --
1.30%                                              --              15,149            111,077                --              --
1.35%                                              --              28,065            101,026                --           7,114
1.40%                                          81,369                  --             63,062                --              --
1.50%                                              --                  --            131,961                --          12,586
1.55%                                              --                  --             39,783                --              --
1.65%                                              --                  --                 --                --              --
1.70%                                              --                  --             39,085                --              --
----------------------------------------------------------------------------------------------------------------------------------
Total                                          81,369              43,214            612,581                --          29,361
----------------------------------------------------------------------------------------------------------------------------------



                                             DREY IP             DREY VIF           DREY VIF          FID VIP         FID VIP
                                            TECH GRO,              APPR,           INTL VAL,        CONTRAFUND,         GRO,
PRICE LEVEL                                    SERV                SERV               SERV           SERV CL 2       SERV CL 2
                                       ------------------------------------------------------------------------------------------
1.00%                                             --                  --                 --            172,766          1,840
1.05%                                         41,766                  --                 --            408,519             --
1.10%                                             --                  --                 --          1,239,023         86,587
1.15%                                         95,653                  --                 --            811,284             --
1.20%                                         37,744                  --                 --            302,571             --
1.25%                                         24,007                  --                 --            417,497         18,556
1.30%                                         94,288                  --                 --            570,692          4,987
1.35%                                        201,002               7,491                 --          2,108,543         78,696
1.40%                                         37,008                  --                 --            367,295         54,735
1.50%                                        147,991                  --                 --          1,302,869             --
1.55%                                         11,901                  --                 --            138,962          7,833
1.65%                                             --                  --                 --            162,630        132,943
1.70%                                         19,616                  --                 --            197,436             --
---------------------------------------------------------------------------------------------------------------------------------
Total                                        710,976               7,491                 --          8,200,087        386,177
---------------------------------------------------------------------------------------------------------------------------------



                                             FID VIP              FID VIP            FID VIP         FTVIPT FRANK      FTVIPT FRANK
                                            INVEST GR,           MID CAP,           OVERSEAS,          INC SEC,         REAL EST,
PRICE LEVEL                                 SERV CL 2            SERV CL 2          SERV CL 2            CL 2              CL 2
                                       ---------------------------------------------------------------------------------------------
1.00%                                              --               51,809            70,224                 --            9,764
1.05%                                          21,039               67,639            20,859                 --               --
1.10%                                              --              392,749            91,916                 --           52,055
1.15%                                         288,967              109,053            33,580                 --               --
1.20%                                              --               58,922            16,697                 --               --
1.25%                                           8,272               50,883            11,279                 --            7,351
1.30%                                         415,721              181,214            12,178                 --           52,520
1.35%                                         323,240              333,636           166,533                 --           28,399
1.40%                                          16,136              147,236            16,888                 --               --
1.50%                                         288,255              187,910            49,005              1,215               --
1.55%                                         109,859               65,398             2,601                 --            9,852
1.65%                                              --              423,759            14,992                 --           22,301
1.70%                                          87,040               26,808             5,684                 --               --
------------------------------------------------------------------------------------------------------------------------------------
Total                                       1,558,529            2,097,016           512,436              1,215          182,242
------------------------------------------------------------------------------------------------------------------------------------




 70    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                            FTVIPT FRANK     FTVIPT FRANK       FTVIPT FRANK          FTVIPT           FTVIPT
                                            RISING DIVD,      SM CAP VAL,        SM MID CAP       MUTUAL SHARES       TEMP FOR
PRICE LEVEL                                     CL 2             CL 2            GRO, CL 2          SEC, CL 2         SEC, CL 2
                                           --------------------------------------------------------------------------------------
1.00%                                               --            1,794             44,149            149,179            5,481
1.05%                                               --               --                 --            131,439               --
1.10%                                               --           97,420             73,341            617,578           68,155
1.15%                                               --               --                 --             25,109               --
1.20%                                               --               --                 --            110,899               --
1.25%                                               --               --             17,943            251,942            8,835
1.30%                                               --           18,769             79,668            115,413           25,759
1.35%                                               --          153,774            326,877            935,958          137,086
1.40%                                               --            8,748              7,861            470,927           13,839
1.50%                                               --               --              4,540            114,496               --
1.55%                                               --           10,176             12,006            167,065               --
1.65%                                               --           30,687             87,789            312,470           49,876
1.70%                                               --               --                 --             55,813               --
---------------------------------------------------------------------------------------------------------------------------------
Total                                               --          321,368            654,174          3,458,288          309,031
---------------------------------------------------------------------------------------------------------------------------------



                                               FTVIPT           FTVIPT             GS VIT                            JANUS ASPEN
                                             TEMP GLOBAL       TEMP GRO         MID CAP VAL,       JANUS ASPEN       WORLD GRO,
PRICE LEVEL                                   INC, CL 2        SEC, CL 2            INST            BAL, INST           INST
                                           --------------------------------------------------------------------------------------
1.00%                                                --              --                 --                 --               --
1.05%                                            94,142              --            129,789                 --               --
1.10%                                                --              --                 --                 --               --
1.15%                                           138,917              --            193,294                 --               --
1.20%                                            88,617              --            111,092                 --               --
1.25%                                            67,896              --             72,894                 --               --
1.30%                                           154,730              --            187,733                 --               --
1.35%                                           256,832              --            424,722                 --               --
1.40%                                           131,376              --            136,058          1,481,708          368,585
1.50%                                           264,779              --            366,356                 --               --
1.55%                                            45,486              --             31,151                 --               --
1.65%                                                --              --                 --                 --               --
1.70%                                            62,498              --             44,488                 --               --
---------------------------------------------------------------------------------------------------------------------------------
Total                                         1,305,273              --          1,697,577          1,481,708          368,585
---------------------------------------------------------------------------------------------------------------------------------



                                                 MFS              MFS               MFS                MFS
                                           INV GRO STOCK,      NEW DIS,        TOTAL RETURN,        UTILITIES,          OPCAP
PRICE LEVEL                                    SERV CL          SERV CL           SERV CL            SERV CL             EQ
                                           --------------------------------------------------------------------------------------
1.00%                                            5,991              988             26,247                 --              --
1.05%                                               --               --                 --                 --              --
1.10%                                          126,827           62,743            833,611             36,201              --
1.15%                                               --            8,795              4,980                 --              --
1.20%                                               --               --                 --                 --              --
1.25%                                           18,397           15,261            121,986                 --              --
1.30%                                            6,105            2,401             16,417              1,665              --
1.35%                                           87,180           83,165          1,377,657              1,634              --
1.40%                                               --           14,696             70,241              1,688          83,806
1.50%                                               --               --              1,992                 --              --
1.55%                                               --               --             28,877              5,092              --
1.65%                                            3,865               --            130,600              3,753              --
1.70%                                               --               --                 --                 --              --
---------------------------------------------------------------------------------------------------------------------------------
Total                                          248,365          188,049          2,612,608             50,033          83,806
---------------------------------------------------------------------------------------------------------------------------------




                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    71

                                                                                  OPPEN              OPPEN              OPPEN
                                               OPCAP            OPCAP            CAP APPR         CAP APPR VA,     GLOBAL SEC VA,
PRICE LEVEL                                   MANAGED          SM CAP               VA                SERV              SERV
                                          ----------------------------------------------------------------------------------------
1.00%                                              --               --                 --             68,722               585
1.05%                                              --               --                 --                 --                --
1.10%                                              --               --                 --            440,868            97,807
1.15%                                              --               --                 --            243,856                --
1.20%                                              --               --                 --                 --                --
1.25%                                              --               --                 --             22,411             7,815
1.30%                                              --               --                 --            299,449             6,793
1.35%                                              --               --                 --          1,091,719            83,521
1.40%                                         420,917           86,881            418,132            170,930            26,028
1.50%                                              --               --                 --            294,881                --
1.55%                                              --               --                 --             27,847                --
1.65%                                              --               --                 --            169,956            53,921
1.70%                                              --               --                 --             75,363                --
----------------------------------------------------------------------------------------------------------------------------------
Total                                         420,917           86,881            418,132          2,906,002           276,470
----------------------------------------------------------------------------------------------------------------------------------



                                               OPPEN            OPPEN             OPPEN              OPPEN             PUT VT
                                              HI INC         HI INC VA,         MAIN ST SM         STRATEGIC          DIV INC,
PRICE LEVEL                                     VA              SERV           CAP VA, SERV      BOND VA, SERV          CL IA
                                          ----------------------------------------------------------------------------------------
1.00%                                              --           13,128             11,729            182,034               --
1.05%                                              --               --                 --            134,222               --
1.10%                                              --           66,654            334,793            888,366               --
1.15%                                              --               --             61,909            393,495               --
1.20%                                              --               --                 --             73,989               --
1.25%                                              --           10,108             36,564            494,267               --
1.30%                                              --            8,137             24,933            367,074               --
1.35%                                              --           47,765            235,248          1,013,625               --
1.40%                                         194,822            8,778            100,476            462,719           78,399
1.50%                                              --               --            140,893            406,453               --
1.55%                                              --            1,356             39,269            275,543               --
1.65%                                              --           17,306            358,263            310,011               --
1.70%                                              --               --                 --            106,996               --
----------------------------------------------------------------------------------------------------------------------------------
Total                                         194,822          173,232          1,344,077          5,108,794           78,399
----------------------------------------------------------------------------------------------------------------------------------



                                              PUT VT           PUT VT             PUT VT             PUT VT            PUT VT
                                             DIV INC,        GRO & INC,         GRO & INC,         SCIENCES,          HI YIELD,
PRICE LEVEL                                    CL IB            CL IA             CL IB              CL IB              CL IA
                                          ----------------------------------------------------------------------------------------
1.00%                                              --               --             11,066                 --                --
1.05%                                              --               --                 --                 --                --
1.10%                                              --               --             20,391                 --                --
1.15%                                              --               --                 --                 --                --
1.20%                                              --               --                 --                 --                --
1.25%                                              --               --             21,356                 --                --
1.30%                                              --               --                 --                 --                --
1.35%                                              --               --             16,801                 --                --
1.40%                                         275,312          224,003            727,237                 --           103,810
1.50%                                              --               --                 --                 --                --
1.55%                                              --               --              7,332                 --                --
1.65%                                              --               --                 --                 --                --
1.70%                                              --               --                 --                 --                --
----------------------------------------------------------------------------------------------------------------------------------
Total                                         275,312          224,003            804,183                 --           103,810
----------------------------------------------------------------------------------------------------------------------------------




 72    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                              PUT VT            PUT VT             PUT VT             PUT VT            PUT VT
                                             HI YIELD,         INTL EQ,           NEW OPP,          RESEARCH,         SM CAP VAL,
PRICE LEVEL                                    CL IB            CL IB              CL IA              CL IB              CL IB
                                          -----------------------------------------------------------------------------------------
1.00%                                              --           41,636                 --                 --                 --
1.05%                                              --               --                 --                 --             98,232
1.10%                                              --            4,815                 --                 --                 --
1.15%                                              --               --                 --                 --             15,976
1.20%                                              --               --                 --                 --             78,537
1.25%                                              --            3,365                 --                 --             51,413
1.30%                                              --               --                 --                 --              6,753
1.35%                                              --            5,874                 --                 --             99,729
1.40%                                         125,149           33,723             73,881                 --             91,769
1.50%                                              --               --                 --                 --             69,526
1.55%                                              --               --                 --                 --              7,058
1.65%                                              --            7,679                 --                 --                 --
1.70%                                              --               --                 --                 --             13,592
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         125,149           97,092             73,881                 --            532,585
-----------------------------------------------------------------------------------------------------------------------------------



                                              PUT VT           PUT VT
                                              VISTA,          VOYAGER,            RVS VP             RVS VP            RVS VP
PRICE LEVEL                                    CL IB            CL IB              BAL             CASH MGMT          DIV BOND
                                          ----------------------------------------------------------------------------------------
1.00%                                             --                --                --              1,418              64,864
1.05%                                             --                --                --              1,057             195,475
1.10%                                          1,965                --                --             49,302             216,450
1.15%                                             --                --                --            106,494              78,638
1.20%                                             --                --                --                 --             208,125
1.25%                                             --                --                --                968             210,603
1.30%                                          5,668                --                --             18,838              18,420
1.35%                                            881                --                --             39,940             600,921
1.40%                                          1,090           527,872           737,335            273,042             701,904
1.50%                                             --                --                --              8,182             401,532
1.55%                                             --                --                --              3,482             113,420
1.65%                                          7,884                --                --            117,430              44,418
1.70%                                             --                --                --              6,246              98,310
----------------------------------------------------------------------------------------------------------------------------------
Total                                         17,488           527,872           737,335            626,399           2,953,080
----------------------------------------------------------------------------------------------------------------------------------



                                                                                 RVS VP
                                             RVS VP           RVS VP        GLOBAL INFLATION         RVS VP            RVS VP
PRICE LEVEL                                DIV EQ INC        EMER MKTS          PROT SEC              GRO           HI YIELD BOND
                                         -----------------------------------------------------------------------------------------
1.00%                                          82,356               --                 --                --                 --
1.05%                                         205,310           66,456            163,721                --              4,365
1.10%                                          66,157               --                 --            33,608                 --
1.15%                                         426,374          129,691             44,375                --             51,470
1.20%                                         180,298           57,436            148,113                --                 --
1.25%                                          61,759           36,786            109,680                --              3,747
1.30%                                         318,344          149,551             13,400                --             78,573
1.35%                                         457,123          259,782            169,544            12,653             29,572
1.40%                                         115,605           62,372            232,687                --              4,687
1.50%                                         650,318          187,583            238,737                --             34,283
1.55%                                          47,517           18,990             37,258                --             19,150
1.65%                                          11,004               --                 --                --                 --
1.70%                                         110,259           27,176             56,646                --             18,425
----------------------------------------------------------------------------------------------------------------------------------
Total                                       2,732,424          995,823          1,214,161            46,261            244,272
----------------------------------------------------------------------------------------------------------------------------------




                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    73

                                              RVS VP           RVS VP             RVS VP             RVS VP            RVS VP
PRICE LEVEL                                   INC OPP         INTL OPP          LG CAP EQ          LG CAP VAL        MID CAP GRO
                                          ----------------------------------------------------------------------------------------
1.00%                                              --              --                  --                --                 --
1.05%                                          80,710              --                  --                --                 --
1.10%                                              --              --                  --                --                 --
1.15%                                          27,769              --              87,393                --                 --
1.20%                                          81,298              --                  --                --                 --
1.25%                                          56,446              --                  --                --                 --
1.30%                                           8,128              --              45,269                --                 --
1.35%                                          92,294              --             277,000                --                 --
1.40%                                          95,217          92,109             312,718                --            186,272
1.50%                                         121,250              --             119,598                --                 --
1.55%                                          15,142              --               7,954                --                 --
1.65%                                              --              --               2,593                --                 --
1.70%                                          25,722              --              14,871                --                 --
----------------------------------------------------------------------------------------------------------------------------------
Total                                         603,976          92,109             867,396                --            186,272
----------------------------------------------------------------------------------------------------------------------------------



                                                                                                                      VANK LIT
                                              RVS VP           RVS VP             RVS VP             RVS VP           COMSTOCK,
PRICE LEVEL                                   S&P 500        SELECT VAL       SHORT DURATION       SM CAP VAL           CL II
                                          ----------------------------------------------------------------------------------------
1.00%                                           53,325             --               9,331              2,843                 --
1.05%                                               --             --               5,233                 --            200,668
1.10%                                          410,036             --             353,808              4,721                 --
1.15%                                               --             --              31,885            248,187            651,673
1.20%                                               --             --                  --                 --            176,129
1.25%                                              865             --              66,148                 --            123,098
1.30%                                           78,941             --             105,883            157,461            706,668
1.35%                                          469,173             --             501,796            284,670          1,213,059
1.40%                                           32,131             --              52,293             10,278            213,798
1.50%                                           12,982             --              20,430            300,845            926,173
1.55%                                            7,120             --              39,282             16,349            100,806
1.65%                                           89,129             --             100,695              3,250                 --
1.70%                                               --             --               7,828             37,003            143,304
----------------------------------------------------------------------------------------------------------------------------------
Total                                        1,153,702             --           1,294,612          1,065,607          4,455,376
----------------------------------------------------------------------------------------------------------------------------------



                                                                VANK UIF
                                                             U.S. REAL EST,         WANGER            WANGER
PRICE LEVEL                                                      CL II           INTL SM CAP        U.S. SM CO
                                                           ------------------------------------------------------
1.00%                                                                 --                 --                 --
1.05%                                                                917             86,218             22,525
1.10%                                                                 --                 --                 --
1.15%                                                             11,088            178,033            144,524
1.20%                                                                 --             72,075             14,223
1.25%                                                                856             48,353              8,217
1.30%                                                             12,506            187,036            174,142
1.35%                                                              6,935            361,828            252,906
1.40%                                                                 --             94,819             19,008
1.50%                                                              8,451            254,307            171,668
1.55%                                                                934             27,356             19,809
1.65%                                                                 --                 --                 --
1.70%                                                              4,022             37,499             24,878
-----------------------------------------------------------------------------------------------------------------
Total                                                             45,709          1,347,524            851,900
-----------------------------------------------------------------------------------------------------------------




 74    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

The following is a summary of net assets at Dec. 31, 2006:

                                              AIM VI             AIM VI             AIM VI             AIM VI            AIM VI
                                            BASIC VAL,          CAP DEV,           CORE EQ,           CORE EQ,          INTL GRO,
PRICE LEVEL                                   SER II             SER II             SER I              SER II             SER I
                                        --------------------------------------------------------------------------------------------
1.00%                                       $    5,067          $     88            $     --            $  107          $     --
1.05%                                               86                84                  --                --                --
1.10%                                          153,256            66,463                  --             7,752                --
1.15%                                           92,251                65                  --                --                --
1.20%                                               86                84                  --                --                --
1.25%                                            1,439               118                  --               107                --
1.30%                                           73,662            19,316                  --               107                --
1.35%                                          471,813            89,734                  --               107                --
1.40%                                           61,923                87             919,853               107           169,910
1.50%                                           98,864                65                  --                --                --
1.55%                                           24,517                86                  --               106                --
1.65%                                           84,923             6,749                  --               106                --
1.70%                                            7,405                64                  --                --                --
------------------------------------------------------------------------------------------------------------------------------------
Total                                       $1,075,292          $183,003           $ 919,853           $ 8,499          $169,910
------------------------------------------------------------------------------------------------------------------------------------



                                              AIM VI            AB VPS             AB VPS             AB VPS
                                         MID CAP CORE EQ,     BAL SHARES,       GLOBAL TECH,        GRO & INC,
PRICE LEVEL                                   SER II             CL B               CL B               CL B
                                        ------------------------------------------------------------------------
1.00%                                        $     --          $  3,110            $ 12,138         $    1,780
1.05%                                              83               112                  --                176
1.10%                                              --            70,881             140,408            349,056
1.15%                                          21,909            11,432                  --                124
1.20%                                              83               112                  --                176
1.25%                                              83                73                  73                116
1.30%                                           6,950            71,150                  73             10,302
1.35%                                          68,944            95,421              19,249            420,045
1.40%                                              83            17,864               5,537             34,931
1.50%                                          25,681            18,084                  --                123
1.55%                                           1,662                73                  73                120
1.65%                                              --            19,975              51,978            626,118
1.70%                                           1,938                87                  --                123
----------------------------------------------------------------------------------------------------------------
Total                                        $127,416          $308,374           $ 229,529         $1,443,190
----------------------------------------------------------------------------------------------------------------
                                             AB VPS
                                            INTL VAL,
PRICE LEVEL                                   CL B
                                        ----------------
1.00%                                      $       --
1.05%                                          93,622
1.10%                                              --
1.15%                                         321,525
1.20%                                          79,193
1.25%                                          54,378
1.30%                                         364,581
1.35%                                         610,736
1.40%                                         107,561
1.50%                                         457,473
1.55%                                          48,197
1.65%                                              --
1.70%                                          69,860
--------------------------------------------------------
Total                                      $2,207,126
--------------------------------------------------------



                                              AB VPS             AC VP             AC VP              AC VP              AC VP
                                            LG CAP GRO,       INC & GRO,      INFLATION PROT,         INTL,             ULTRA,
PRICE LEVEL                                    CL B              CL I              CL II              CL II              CL II
                                        -------------------------------------------------------------------------------------------
1.00%                                        $  3,049          $     --          $       --              $ --         $       --
1.05%                                              --                --               2,045                92            213,757
1.10%                                          38,348                --                  --                --                 --
1.15%                                              --                --             341,530                72            443,840
1.20%                                              --                --               2,043                92            180,325
1.25%                                             111                --               2,042                91            122,462
1.30%                                          35,701                --             428,726                72            442,968
1.35%                                          43,467                --             445,750                72            923,218
1.40%                                         158,483           261,530               2,041                91            192,165
1.50%                                              --                --             425,732                72            674,205
1.55%                                             110                --              78,585                72             59,405
1.65%                                         117,191                --                  --                --                 --
1.70%                                              --                --              84,424                71             96,727
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $396,460          $261,530          $1,812,918             $ 797         $3,349,072
-----------------------------------------------------------------------------------------------------------------------------------




                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    75

                                               AC VP              AC VP              COL                COL              DREY IP
                                               VAL,               VAL,            HI YIELD,         SM CAP VAL,       MIDCAP STOCK,
PRICE LEVEL                                    CL I               CL II            VS CL B            VS CL B             SERV
                                        --------------------------------------------------------------------------------------------
1.00%                                         $     --            $    --           $     --             $  --            $    --
1.05%                                               --                 87             17,111               115                 81
1.10%                                               --                 --                 --                --                 --
1.15%                                               --                 63             88,423                98             11,528
1.20%                                               --                 87             15,873               115                 81
1.25%                                               --                 87             14,287               115                 81
1.30%                                               --             18,995            118,665                97                 89
1.35%                                               --             35,161            107,890                97              8,453
1.40%                                          153,654                 87             67,813               114                 81
1.50%                                               --                 63            140,784                97             14,902
1.55%                                               --                 63             42,430                97                 89
1.65%                                               --                 --                 --                --                 --
1.70%                                               --                 62             41,641                96                 90
------------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 153,654           $ 54,755          $ 654,917            $1,041           $ 35,475
------------------------------------------------------------------------------------------------------------------------------------



                                              DREY IP           DREY VIF          DREY VIF          FID VIP            FID VIP
                                             TECH GRO,            APPR,          INTL VAL,         CONTRAFUND           GRO,
PRICE LEVEL                                    SERV               SERV              SERV           SERV CL 2          SERV CL 2
                                        ------------------------------------------------------------------------------------------
1.00%                                         $     --            $    --              $ --       $   334,429         $  2,908
1.05%                                           45,530                174                87           451,155              164
1.10%                                               --                 --                --         2,388,610          134,522
1.15%                                          103,123                145               105         1,064,617              134
1.20%                                           41,075                173                87           333,651              164
1.25%                                           26,096                173                87           800,455           28,675
1.30%                                          101,360                144               105         1,092,790            7,692
1.35%                                          215,762              9,002               105         4,027,617          121,149
1.40%                                           40,213                173                87           700,302           84,105
1.50%                                          158,445                144               105         1,697,769              133
1.55%                                           12,721                144               104           263,422           11,969
1.65%                                               --                 --                --           307,135          202,326
1.70%                                           20,937                143               104           256,180              132
----------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 765,262           $ 10,415             $ 976       $13,718,132         $594,073
----------------------------------------------------------------------------------------------------------------------------------



                                              FID VIP            FID VIP           FID VIP          FTVIPT FRANK      FTVIPT FRANK
                                            INVEST GR,          MID CAP,          OVERSEAS,           INC SEC,          REAL EST,
PRICE LEVEL                                  SERV CL 2          SERV CL 2         SERV CL 2             CL 2              CL 2
                                        --------------------------------------------------------------------------------------------
1.00%                                       $       --         $  123,097         $  170,008             $  --          $ 23,094
1.05%                                           22,049             73,975             24,334                84                --
1.10%                                               --            929,448            221,505                --           122,664
1.15%                                          301,049            149,113             48,252                91                --
1.20%                                               78             64,298             19,451                84                --
1.25%                                            8,707            119,761             27,049                84            17,223
1.30%                                          431,700            425,868             29,144                91           122,810
1.35%                                          335,327            782,282            397,838                91            68,021
1.40%                                           16,819            344,588             40,263                84               156
1.50%                                          298,137            255,168             69,897             1,551                --
1.55%                                          113,487            152,191              6,166                90            22,824
1.65%                                               --            982,242             35,405                --            52,814
1.70%                                           89,614             36,268              8,090                90                --
------------------------------------------------------------------------------------------------------------------------------------
Total                                       $1,616,967         $4,438,299         $1,097,402            $2,340          $429,606
------------------------------------------------------------------------------------------------------------------------------------




 76    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                           FTVIPT FRANK      FTVIPT FRANK       FTVIPT FRANK          FTVIPT            FTVIPT
                                           RISING DIVD,       SM CAP VAL,        SM MID CAP       MUTUAL SHARES        TEMP FOR
PRICE LEVEL                                    CL 2              CL 2            GRO, CL 2          SEC, CL 2          SEC, CL 2
                                         ------------------------------------------------------------------------------------------
1.00%                                             $ --         $  4,105          $   79,982         $  272,897         $ 12,064
1.05%                                              114               --                 112            150,601               --
1.10%                                               --          220,067             132,353          1,124,612          149,443
1.15%                                               91               --                 106             33,435               --
1.20%                                              114               --                 112            126,914               --
1.25%                                              114               96              32,196            456,189           19,263
1.30%                                               91           42,096             142,724            208,574           56,054
1.35%                                               91          344,075             584,355          1,688,251          302,968
1.40%                                              113           19,539              14,026            847,859           30,002
1.50%                                               90               --               5,143            151,346               --
1.55%                                               90           22,600              21,305            299,073               95
1.65%                                               --           67,885             155,157            557,457          108,984
1.70%                                               90               --                  84             73,493               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                            $ 998         $720,463          $1,167,655         $5,990,701         $678,873
-----------------------------------------------------------------------------------------------------------------------------------



                                              FTVIPT            FTVIPT            GS VIT                            JANUS ASPEN
                                            TEMP GLOBAL        TEMP GRO        MID CAP VAL,       JANUS ASPEN       WORLD GRO,
PRICE LEVEL                                  INC, CL 2         SEC, CL 2           INST            BAL, INST           INST
                                         ----------------------------------------------------------------------------------------
1.00%                                       $       --             $ --         $       --         $       --        $     --
1.05%                                          100,704               88            147,689                 --              --
1.10%                                               --               --                 --                 --              --
1.15%                                          155,209               68            258,776                 --              --
1.20%                                           94,703               88            126,304                 --              --
1.25%                                           72,543               88             82,830                 --              --
1.30%                                          172,321               67            250,649                 --              --
1.35%                                          285,743               67            566,125                 --              --
1.40%                                          140,262               88            154,487          2,498,811         482,834
1.50%                                          293,701               67            486,997                 --              --
1.55%                                           50,390               67             41,347                 --              --
1.65%                                               --               --                 --                 --              --
1.70%                                           69,007               67             58,886                 --              --
---------------------------------------------------------------------------------------------------------------------------------
Total                                       $1,434,583            $ 755         $2,174,090         $2,498,811        $482,834
---------------------------------------------------------------------------------------------------------------------------------



                                                MFS               MFS               MFS                MFS
                                          INV GRO STOCK,       NEW DIS,        TOTAL RETURN,        UTILITIES,           OPCAP
PRICE LEVEL                                   SERV CL           SERV CL           SERV CL            SERV CL              EQ
                                         ------------------------------------------------------------------------------------------
1.00%                                         $  8,913         $  1,775          $   38,084          $    119          $     --
1.05%                                               83               88                 111               125                --
1.10%                                          187,961          107,449           1,205,037            92,552                --
1.15%                                               55           10,619               5,709               117                --
1.20%                                               83               88                 111               125                --
1.25%                                           27,102           25,987             175,334               118                --
1.30%                                            8,995            4,109              23,558             4,343                --
1.35%                                          127,980          141,094           1,972,640             4,186                --
1.40%                                               58           24,887             100,386             4,387           112,717
1.50%                                               56               89               2,351               118                --
1.55%                                               58               76              41,038            12,800                --
1.65%                                            5,611               76             184,887             9,397                --
1.70%                                               56               89                  85               117                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 367,011         $316,426          $3,749,331          $128,504          $112,717
-----------------------------------------------------------------------------------------------------------------------------------




                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    77

                                                                                  OPPEN             OPPEN              OPPEN
                                               OPCAP            OPCAP            CAP APPR        CAP APPR VA,     GLOBAL SEC VA,
PRICE LEVEL                                   MANAGED          SM CAP               VA               SERV              SERV
                                          ---------------------------------------------------------------------------------------
1.00%                                        $     --         $     --           $     --         $  109,312         $  1,546
1.05%                                              --               --                 --                194              176
1.10%                                              --               --                 --            698,248          232,701
1.15%                                              --               --                 --            274,394              139
1.20%                                              --               --                 --                194              176
1.25%                                              --               --                 --             35,307           18,486
1.30%                                              --               --                 --            471,108           16,039
1.35%                                              --               --                 --          1,713,583          196,859
1.40%                                         581,395          198,786            610,864            267,778           61,219
1.50%                                              --               --                 --            329,564              137
1.55%                                              --               --                 --             43,379              146
1.65%                                              --               --                 --            263,745          125,646
1.70%                                              --               --                 --             83,804              137
---------------------------------------------------------------------------------------------------------------------------------
Total                                        $581,395         $198,786           $610,864         $4,290,610         $653,407
---------------------------------------------------------------------------------------------------------------------------------



                                               OPPEN            OPPEN             OPPEN              OPPEN             PUT VT
                                              HI INC         HI INC VA,         MAIN ST SM         STRATEGIC          DIV INC,
PRICE LEVEL                                     VA              SERV           CAP VA, SERV      BOND VA, SERV          CL IA
                                          ----------------------------------------------------------------------------------------
1.00%                                        $     --         $ 18,246          $   26,162         $  238,073         $     --
1.05%                                              --               --                 113            143,675               --
1.10%                                              --           92,291             743,991          1,157,431               --
1.15%                                              --               --              79,576            431,755               --
1.20%                                              --               --                 111             79,139               --
1.25%                                              --           13,921              80,789            640,371               --
1.30%                                              --           11,182              54,988            474,585               --
1.35%                                              --           65,512             517,821          1,308,161               --
1.40%                                         274,726           12,014             220,810            596,066          112,562
1.50%                                              --               --             179,760            442,703               --
1.55%                                              --            1,844              85,795            352,944               --
1.65%                                              --           23,468             779,495            395,568               --
1.70%                                              --               --                  96            116,015               --
----------------------------------------------------------------------------------------------------------------------------------
Total                                        $274,726         $238,478          $2,769,507         $6,376,486         $112,562
----------------------------------------------------------------------------------------------------------------------------------



                                              PUT VT           PUT VT             PUT VT               PUT VT            PUT VT
                                             DIV INC,        GRO & INC,         GRO & INC,           SCIENCES,          HI YIELD,
PRICE LEVEL                                    CL IB            CL IA             CL IB                CL IB              CL IA
                                          ------------------------------------------------------------------------------------------
1.00%                                        $     --         $     --          $   19,525                $ --          $     --
1.05%                                              --               --                  --                  81                --
1.10%                                              --               --              35,842                  --                --
1.15%                                              --               --                  --                  59                --
1.20%                                              --               --                  --                  81                --
1.25%                                              --               --              37,321                  81                --
1.30%                                              --               --                 122                  59                --
1.35%                                              --               --              29,248                  59                --
1.40%                                         403,055          354,141             987,784                  81           141,562
1.50%                                              --               --                  --                  59                --
1.55%                                              --               --              12,671                  59                --
1.65%                                              --               --                 121                  --                --
1.70%                                              --               --                  --                  58                --
------------------------------------------------------------------------------------------------------------------------------------
Total                                        $403,055         $354,141          $1,122,634               $ 677          $141,562
------------------------------------------------------------------------------------------------------------------------------------




 78    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                             PUT VT           PUT VT             PUT VT              PUT VT            PUT VT
                                            HI YIELD,        INTL EQ,           NEW OPP,           RESEARCH,         SM CAP VAL,
PRICE LEVEL                                   CL IB            CL IB              CL IA              CL IB              CL IB
                                         -----------------------------------------------------------------------------------------
1.00%                                         $     --       $ 93,826             $    --              $ 76            $     --
1.05%                                               --            122                  --                --             110,679
1.10%                                               --         10,807                  --                76                  --
1.15%                                               --             73                  --                --              20,681
1.20%                                               --            122                  --                --              88,362
1.25%                                               --          7,509                  --                75              57,783
1.30%                                               --            102                  --                75               8,715
1.35%                                               --         13,061                  --                75             128,552
1.40%                                          184,326         74,846              91,881                75             103,071
1.50%                                               --             73                  --                --              89,348
1.55%                                               --            101                  --                74               9,061
1.65%                                               --         16,883                  --                74                  --
1.70%                                               --             73                  --                --              17,427
----------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 184,326       $217,598            $ 91,881             $ 600           $ 633,679
----------------------------------------------------------------------------------------------------------------------------------



                                              PUT VT          PUT VT
                                              VISTA,         VOYAGER,            RVS VP            RVS VP            RVS VP
PRICE LEVEL                                   CL IB           CL IB               BAL            CASH MGMT          DIV BOND
                                          --------------------------------------------------------------------------------------
1.00%                                          $    84       $     --           $     --          $  2,523         $   70,718
1.05%                                               82             --                 --             3,114            204,156
1.10%                                            3,655             --                 --            51,173            236,222
1.15%                                               61             --                 --           111,609             82,344
1.20%                                               82             --                 --             2,035            217,192
1.25%                                               84             --                 --             3,084            227,446
1.30%                                           10,486             --                 --            19,400             19,857
1.35%                                            1,621             --                 --            41,032            647,121
1.40%                                            2,002        604,822            968,171           301,189            864,737
1.50%                                               60             --                 --             8,514            417,379
1.55%                                               83             --                 --             3,549            121,368
1.65%                                           14,358             --                 --           119,374             47,248
1.70%                                               60             --                 --             7,506            101,761
--------------------------------------------------------------------------------------------------------------------------------
Total                                         $ 32,718       $604,822           $968,171          $674,102         $3,257,549
--------------------------------------------------------------------------------------------------------------------------------



                                                                                 RVS VP
                                             RVS VP           RVS VP        GLOBAL INFLATION         RVS VP            RVS VP
PRICE LEVEL                                DIV EQ INC        EMER MKTS          PROT SEC              GRO           HI YIELD BOND
                                         -----------------------------------------------------------------------------------------
1.00%                                      $  195,429       $       --         $       --           $    65            $     --
1.05%                                         231,301           89,221            167,533                85               6,818
1.10%                                         156,400               --                 --            53,126                  --
1.15%                                         593,939          245,751             45,642                62              58,545
1.20%                                         202,953           77,046            151,436                85               2,145
1.25%                                         145,192           49,330            112,104                64               6,150
1.30%                                         747,241          282,625             13,769                64              89,104
1.35%                                       1,070,481          490,063            174,150            19,807              33,497
1.40%                                         270,195           83,578            237,663                64               7,149
1.50%                                         899,595          353,125            244,978                61              38,712
1.55%                                         110,453           35,675             38,220                64              21,603
1.65%                                          25,482               --                 --                64                  --
1.70%                                         151,797           50,889             58,050                61              20,716
----------------------------------------------------------------------------------------------------------------------------------
Total                                      $4,800,458       $1,757,303         $1,243,545           $73,672            $284,439
----------------------------------------------------------------------------------------------------------------------------------




                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    79

                                             RVS VP           RVS VP             RVS VP              RVS VP            RVS VP
PRICE LEVEL                                  INC OPP         INTL OPP           LG CAP EQ          LG CAP VAL        MID CAP GRO
                                         -----------------------------------------------------------------------------------------
1.00%                                        $     --        $     --          $      109                $ --          $     --
1.05%                                          85,657              89                 115                  88                80
1.10%                                              --              --                 109                  --                --
1.15%                                          30,469              75             107,639                  64                57
1.20%                                          86,213              88                 115                  87                80
1.25%                                          59,839              88                 108                  87                80
1.30%                                           9,984              73              55,580                  63                57
1.35%                                         100,834              73             339,731                  63                57
1.40%                                         100,868         124,110             378,045                  87           178,108
1.50%                                         132,042              73             146,216                  63                56
1.55%                                          16,474              73               9,712                  63                56
1.65%                                              --              --               2,797                  --                --
1.70%                                          27,895              73              18,102                  63                56
----------------------------------------------------------------------------------------------------------------------------------
Total                                       $ 650,275        $124,815          $1,058,378               $ 728         $ 178,687
----------------------------------------------------------------------------------------------------------------------------------



                                                                                                                    VANK LIT
                                             RVS VP           RVS VP            RVS VP             RVS VP           COMSTOCK,
PRICE LEVEL                                  S&P 500        SELECT VAL      SHORT DURATION       SM CAP VAL           CL II
                                         ---------------------------------------------------------------------------------------
1.00%                                      $   91,494            $ --         $    9,578         $    6,314        $       --
1.05%                                              86              83              7,432                 86           226,332
1.10%                                         700,054              --            362,746             10,444                --
1.15%                                              61              60             33,028            324,412           793,228
1.20%                                              86              83              2,055                 85           198,526
1.25%                                           1,511              83             67,457                 94           138,692
1.30%                                         133,921              60            107,480            345,851           857,686
1.35%                                         794,446              60            508,514            623,741         1,470,203
1.40%                                          54,288              83             52,935             22,478           240,689
1.50%                                          15,508              59             21,005            390,678         1,119,401
1.55%                                          11,965              59             39,521             35,552           121,655
1.65%                                         149,226              --            100,877              7,042                --
1.70%                                              60              59              9,034             47,804           172,422
--------------------------------------------------------------------------------------------------------------------------------
Total                                      $1,952,706           $ 689         $1,321,662         $1,814,581        $5,338,834
--------------------------------------------------------------------------------------------------------------------------------



                                                                 VANK
                                                            U.S. REAL EST,         WANGER            WANGER
PRICE LEVEL                                                      CL II          INTL SM CAP        U.S. SM CO
                                                          ------------------------------------------------------
1.00%                                                            $    --         $       --        $       --
1.05%                                                              1,319            106,267            24,364
1.10%                                                                 --                 --                --
1.15%                                                             18,335            314,833           176,287
1.20%                                                                187             88,687            15,365
1.25%                                                              1,242             59,444             8,858
1.30%                                                             20,625            329,839           211,819
1.35%                                                             11,424            637,059           307,151
1.40%                                                                186            116,491            20,477
1.50%                                                             13,879            446,662           207,944
1.55%                                                              1,657             47,960            23,955
1.65%                                                                 --                 --                --
1.70%                                                              6,587             65,581            29,991
----------------------------------------------------------------------------------------------------------------
Total                                                           $ 75,441         $2,212,823        $1,026,211
----------------------------------------------------------------------------------------------------------------




 80    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

9. FINANCIAL HIGHLIGHTS
The following is a summary for each period in the five year period ended Dec. 31, 2006 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense. Some of these subaccounts only offer one price level.

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------
AIM VI BASIC VAL, SER II
2006                   642          $1.86  to  $1.19        $1,075         0.13%      1.00%   to  1.70%   11.82%    to   11.04%
2005                   636          $1.67  to  $1.07          $954         0.00%      1.00%   to  1.70%    4.39%    to    3.66%
2004                   332          $1.60  to  $1.03          $518            --      1.00%   to  1.70%    9.74%    to    3.12%(5)
2003                   89           $1.46  to  $1.45          $129            --      1.00%   to  1.65%   46.00%(4) to   45.00%(4)
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

AIM VI CAP DEV, SER II
2006                   92           $2.00  to  $1.29          $183            --      1.00%   to  1.70%   15.10%    to   14.31%
2005                   87           $1.74  to  $1.13          $151            --      1.00%   to  1.70%    8.18%    to    7.43%
2004                   99           $1.61  to  $1.05          $160            --      1.00%   to  1.70%   14.12%    to    4.90%(5)
2003                   26           $1.41  to  $1.40           $36            --      1.00%   to  1.65%   41.00%(4) to   40.00%(4)
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

AIM VI CORE EQ, SER I
2006                   719          $1.28  to  $1.28          $920         0.59%      1.40%   to  1.40%   15.09%    to   15.09%
2005                   540          $1.11  to  $1.11          $600         1.42%      1.40%   to  1.40%    3.85%    to    3.85%
2004                   627          $1.07  to  $1.07          $671         0.89%      1.40%   to  1.40%    7.45%    to    7.45%
2003                   775          $1.00  to  $1.00          $772         1.01%      1.40%   to  1.40%   23.46%    to   23.46%
2002                   866          $0.81  to  $0.81          $703         0.31%      1.40%   to  1.40%  (17.35%)   to  (17.35%)
------------------------------------------------------------------------------------------------------------------------------

AIM VI CORE EQ, SER II
2006                   7            $1.08  to  $1.08            $8         0.84%      1.00%   to  1.65%    8.26%(7) to    7.79%(7)
2005                   --              --         --            --            --      --             --      --             --
2004                   --              --         --            --            --      --             --      --             --
2003                   --              --         --            --            --      --             --      --             --
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

AIM VI INTL GRO, SER I
2006                   103          $1.65  to  $1.65          $170         0.88%      1.40%   to  1.40%   26.46%    to   26.46%
2005                   154          $1.31  to  $1.31          $201         0.58%      1.40%   to  1.40%   16.29%    to   16.29%
2004                   207          $1.12  to  $1.12          $232         0.62%      1.40%   to  1.40%   22.28%    to   22.28%
2003                   258          $0.92  to  $0.92          $237         0.57%      1.40%   to  1.40%   27.78%    to   27.78%
2002                   270          $0.72  to  $0.72          $195         0.50%      1.40%   to  1.40%  (17.24%)   to  (17.24%)
------------------------------------------------------------------------------------------------------------------------------

AIM VI MID CAP CORE EQ, SER II
2006                   107          $1.10  to  $1.18          $127         0.73%      1.05%   to  1.70%   10.79%(9) to    9.11%
2005                   106          $1.09  to  $1.08          $115         0.35%      1.15%   to  1.70%    6.04%    to    5.47%
2004                   17           $1.03  to  $1.02           $17         0.12%      1.15%   to  1.70%    2.72%(5) to    2.65%(5)
2003                   --              --         --            --            --      --             --      --             --
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

AB VPS BAL SHARES, CL B
2006                   221          $1.43  to  $1.14          $308         2.19%      1.00%   to  1.70%   10.46%    to    9.70%
2005                   226          $1.30  to  $1.04          $285         2.34%      1.00%   to  1.70%    2.58%    to    1.86%
2004                   186          $1.26  to  $1.02          $236         2.16%      1.00%   to  1.70%    7.71%    to    2.17%(5)
2003                   95           $1.17  to  $1.17          $113         1.59%      1.00%   to  1.65%   17.00%(4) to   17.00%(4)
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    81

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

AB VPS GLOBAL TECH, CL B
2006                   143          $1.62  to  $1.58          $230            --      1.00%   to  1.65%    7.31%    to    6.61%
2005                   144          $1.51  to  $1.48          $215            --      1.00%   to  1.65%    2.62%    to    1.96%
2004                   130          $1.47  to  $1.45          $190            --      1.00%   to  1.65%    4.04%    to    3.37%
2003                   40           $1.41  to  $1.40           $56            --      1.00%   to  1.65%   41.00%(4) to   40.00%(4)
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

AB VPS GRO & INC, CL B
2006                   810          $1.81  to  $1.22        $1,443         1.15%      1.00%   to  1.70%   15.82%    to   15.02%
2005                   830          $1.56  to  $1.06        $1,282         1.27%      1.00%   to  1.70%    3.56%    to    2.84%
2004                   856          $1.51  to  $1.03        $1,283         0.65%      1.00%   to  1.70%   10.12%    to    3.34%(5)
2003                   473          $1.37  to  $1.36          $645         0.17%      1.00%   to  1.65%   37.00%(4) to   36.00%(4)
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

AB VPS INTL VAL, CL B
2006                   1,428        $1.24  to  $1.60        $2,207         1.22%      1.05%   to  1.70%   25.02%(9) to   32.85%
2005                   672          $1.22  to  $1.21          $814         0.35%      1.15%   to  1.70%   15.19%    to   14.56%
2004                   27           $1.05  to  $1.05           $29            --      1.15%   to  1.70%    5.44%(5) to    5.37%(5)
2003                   --              --         --            --            --      --             --      --             --
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

AB VPS LG CAP GRO, CL B
2006                   262          $1.54  to  $1.50          $396            --      1.00%   to  1.65%   (1.63%)   to   (2.26)%
2005                   252          $1.56  to  $1.54          $389            --      1.00%   to  1.65%   13.70%    to   12.97%
2004                   264          $1.37  to  $1.36          $361            --      1.00%   to  1.65%    7.27%    to    6.57%
2003                   103          $1.28  to  $1.28          $132            --      1.00%   to  1.65%   28.00%(4) to   28.00%(4)
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

AC VP INC & GRO, CL I
2006                   190          $1.37  to  $1.37          $262         1.88%      1.40%   to  1.40%   15.47%    to   15.47%
2005                   239          $1.19  to  $1.19          $284         2.09%      1.40%   to  1.40%    3.18%    to    3.18%
2004                   256          $1.15  to  $1.15          $295         1.49%      1.40%   to  1.40%   11.42%    to   11.42%
2003                   318          $1.03  to  $1.03          $329         1.45%      1.40%   to  1.40%   27.16%    to   27.16%
2002                   389          $0.81  to  $0.81          $315         1.10%      1.40%   to  1.40%  (20.59%)   to  (20.59%)
------------------------------------------------------------------------------------------------------------------------------

AC VP INFLATION PROT, CL II
2006                   1,779        $1.02  to  $1.01        $1,813         3.46%      1.05%   to  1.70%    2.13%(9) to   (0.13%)
2005                   1,213        $1.01  to  $1.01        $1,228         5.06%      1.15%   to  1.70%    0.40%    to   (0.15%)
2004                   42           $1.01  to  $1.01           $49         4.48%      1.15%   to  1.70%    0.89%(5) to    0.82%(5)
2003                   --              --         --            --            --      --             --      --             --
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL II
2006                   --           $1.21  to  $1.44            $1         0.98%      1.05%   to  1.70%   22.04%(9) to   22.64%
2005                   --           $1.18  to  $1.18            --         1.00%      1.15%   to  1.70%   11.82%    to   11.20%
2004                   --           $1.06  to  $1.06            --            --      1.15%   to  1.70%    5.92%(5) to    5.84%(5)
2003                   --              --         --            --            --      --             --      --             --
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

AC VP ULTRA, CL II
2006                   3,360        $1.03  to  $0.98        $3,349            --      1.05%   to  1.70%    4.25%(9) to   (5.01%)
2005                   1,053        $1.04  to  $1.03        $1,091            --      1.15%   to  1.70%    0.81%    to    0.26%
2004                   55           $1.03  to  $1.03           $57            --      1.15%   to  1.70%    2.90%(5) to    2.83%(5)
2003                   --              --         --            --            --      --             --      --             --
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

 82    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

AC VP VAL, CL I
2006                   81           $1.89  to  $1.89          $154         1.56%      1.40%   to  1.40%   17.01%    to   17.01%
2005                   136          $1.61  to  $1.61          $219         0.90%      1.40%   to  1.40%    3.58%    to    3.58%
2004                   144          $1.56  to  $1.56          $225         1.04%      1.40%   to  1.40%   12.74%    to   12.74%
2003                   168          $1.38  to  $1.38          $232         1.13%      1.40%   to  1.40%   26.61%    to   26.61%
2002                   184          $1.09  to  $1.09          $200         0.89%      1.40%   to  1.40%  (13.49%)   to  (13.49%)
------------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL II
2006                   43           $1.15  to  $1.24           $55         0.13%      1.05%   to  1.70%   16.22%(9) to   16.48%
2005                   3            $1.07  to  $1.07            $3         0.16%      1.15%   to  1.70%    3.64%    to    3.10%
2004                   --           $1.04  to  $1.04            --            --      1.15%   to  1.70%    3.53%(5) to    3.46%(5)
2003                   --              --         --            --            --      --             --      --             --
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

COL HI YIELD, VS CL B
2006                   613          $1.08  to  $1.07          $655         3.64%      1.05%   to  1.70%    7.84%(9) to    6.53%(7)
2005                   --              --         --            --            --      --             --      --             --
2004                   --              --         --            --            --      --             --      --             --
2003                   --              --         --            --            --      --             --      --             --
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

COL SM CAP VAL, VS CL B
2006                   --           $1.13  to  $1.28            $1         0.43%      1.05%   to  1.70%   14.46%(9) to   17.35%
2005                   --           $1.10  to  $1.09            --            --      1.15%   to  1.70%    4.26%    to    3.69%
2004                   --           $1.06  to  $1.06            --         2.47%      1.15%   to  1.70%    5.34%(5) to    5.27%(5)
2003                   --              --         --            --            --      --             --      --             --
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

DREY IP MIDCAP STOCK, SERV
2006                   29           $1.06  to  $1.18           $35         0.17%      1.05%   to  1.70%    7.92%(9) to    5.87%
2005                   29           $1.12  to  $1.11           $33            --      1.15%   to  1.70%    7.69%    to    7.11%
2004                   --           $1.04  to  $1.04            --         1.42%      1.15%   to  1.70%    4.34%(5) to    4.27%(5)
2003                   --              --         --            --            --      --             --      --             --
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

DREY IP TECH GRO, SERV
2006                   711          $1.09  to  $1.07          $765            --      1.05%   to  1.70%    9.73%(9) to    2.29%
2005                   250          $1.05  to  $1.04          $261            --      1.15%   to  1.70%    2.30%    to    1.74%
2004                   15           $1.02  to  $1.02           $16            --      1.15%   to  1.70%    2.23%(5) to    2.16%(5)
2003                   --              --         --            --            --      --             --      --             --
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

DREY VIF APPR, SERV
2006                   7            $1.15  to  $1.19           $10         1.28%      1.05%   to  1.70%   16.10%(9) to   14.25%
2005                   8            $1.05  to  $1.04            $8            --      1.15%   to  1.70%    2.93%    to    2.37%
2004                   --           $1.02  to  $1.02            $1        11.40%      1.15%   to  1.70%    2.23%(5) to    2.16%(5)
2003                   --              --         --            --            --      --             --      --             --
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

DREY VIF INTL VAL, SERV
2006                   --           $1.16  to  $1.38            $1         0.93%      1.05%   to  1.70%   16.22%(9) to   20.33%
2005                   --           $1.16  to  $1.15            $1            --      1.15%   to  1.70%   10.42%    to    9.82%
2004                   --           $1.05  to  $1.05            --         6.21%      1.15%   to  1.70%    4.88%(5) to    4.81%(5)
2003                   --              --         --            --            --      --             --      --             --
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    83

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

FID VIP CONTRAFUND, SERV CL 2
2006                   8,200        $1.94  to  $1.30       $13,718         1.04%      1.00%   to  1.70%   10.33%    to    9.56%
2005                   5,411        $1.75  to  $1.18        $8,690         0.11%      1.00%   to  1.70%   15.49%    to   14.69%
2004                   3,425        $1.52  to  $1.03        $5,152         0.09%      1.00%   to  1.70%   14.01%    to    3.44%(5)
2003                   560          $1.33  to  $1.33          $746            --      1.00%   to  1.65%   33.00%(4) to   33.00%(4)
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

FID VIP GRO, SERV CL 2
2006                   386          $1.56  to  $1.11          $594         0.16%      1.00%   to  1.70%    5.52%    to    4.78%
2005                   383          $1.48  to  $1.06          $559         0.26%      1.00%   to  1.70%    4.46%    to    3.73%
2004                   348          $1.42  to  $1.02          $489         0.07%      1.00%   to  1.70%    2.10%    to    1.65%(5)
2003                   35           $1.39  to  $1.38           $49            --      1.00%   to  1.65%   39.00%(4) to   38.00%(4)
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

FID VIP INVEST GR, SERV CL 2
2006                   1,559        $1.04  to  $1.03        $1,617         2.77%      1.05%   to  1.70%    4.52%(9) to    2.38%
2005                   933          $1.01  to  $1.01          $942         0.63%      1.15%   to  1.70%    0.73%    to    0.18%
2004                   20           $1.00  to  $1.00           $26            --      1.15%   to  1.70%    0.39%(5) to    0.32%(5)
2003                   --              --         --            --            --      --             --      --             --
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL 2
2006                   2,097        $2.38  to  $1.35        $4,438         0.16%      1.00%   to  1.70%   11.29%    to   10.51%
2005                   1,571        $2.14  to  $1.22        $3,204         1.59%      1.00%   to  1.70%   16.84%    to   16.03%
2004                   1,404        $1.83  to  $1.05        $2,549            --      1.00%   to  1.70%   23.42%    to    5.66%(5)
2003                   496          $1.48  to  $1.47          $732            --      1.00%   to  1.65%   48.00%(4) to   47.00%(4)
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL 2
2006                   512          $2.42  to  $1.42        $1,097         0.69%      1.00%   to  1.70%   16.60%    to   15.79%
2005                   454          $2.08  to  $1.23          $876         0.44%      1.00%   to  1.70%   17.60%    to   16.79%
2004                   351          $1.77  to  $1.05          $611         0.36%      1.00%   to  1.70%   12.18%    to    4.92%(5)
2003                   21           $1.57  to  $1.57           $33            --      1.00%   to  1.65%   57.00%(4) to   57.00%(4)
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK INC SEC, CL 2
2006                   1            $1.12  to  $1.20            $2         3.27%      1.05%   to  1.70%   12.47%(9) to   16.26%
2005                   1            $1.04  to  $1.03            $2         1.99%      1.15%   to  1.70%    0.45%    to   (0.10%)
2004                   --           $1.03  to  $1.03            --            --      1.15%   to  1.70%    3.22%(5) to    3.14%(5)
2003                   --              --         --            --            --      --             --      --             --
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK GLOBAL REAL EST, CL 2
2006                   182          $2.37  to  $2.37          $430         1.95%      1.00%   to  1.65%   19.39%    to   18.62%
2005                   182          $1.98  to  $2.00          $359         1.43%      1.00%   to  1.65%   12.35%    to   11.62%
2004                   158          $1.76  to  $1.79          $280         1.85%      1.00%   to  1.65%   30.49%    to   29.64%
2003                   55           $1.35  to  $1.38           $76         1.28%      1.00%   to  1.65%   35.00%(4) to   38.00%(4)
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK RISING DIVD, CL 2
2006                   --           $1.13  to  $1.20            $1         0.31%      1.05%   to  1.70%   13.60%(9) to   15.16%
2005                   3            $1.05  to  $1.04            $3         0.26%      1.15%   to  1.70%    2.24%    to    1.68%
2004                   --           $1.03  to  $1.03            --            --      1.15%   to  1.70%    2.37%(5) to    2.30%(5)
2003                   --              --         --            --            --      --             --      --             --
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

 84    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------
FTVIPT FRANK SM CAP VAL, CL 2
2006                   321          $2.27  to  $2.21          $720         0.65%      1.00%   to  1.65%   15.82%    to   15.07%
2005                   303          $1.96  to  $1.92          $589         0.76%      1.00%   to  1.65%    7.69%    to    6.99%
2004                   289          $1.82  to  $1.80          $523         0.18%      1.00%   to  1.65%   22.52%    to   21.72%
2003                   49           $1.48  to  $1.48           $73            --      1.00%   to  1.65%   48.00%(4) to   48.00%(4)
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM MID CAP GRO, CL 2
2006                   654          $1.81  to  $1.13        $1,168            --      1.00%   to  1.70%    7.62%    to    6.87%
2005                   638          $1.68  to  $1.06        $1,057            --      1.00%   to  1.70%    3.75%    to    3.02%
2004                   545          $1.62  to  $1.02          $880            --      1.00%   to  1.70%   10.37%    to    2.15%(5)
2003                   201          $1.47  to  $1.46          $295            --      1.00%   to  1.65%   47.00%(4) to   46.00%(4)
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

FTVIPT MUTUAL SHARES SEC, CL 2
2006                   3,458        $1.83  to  $1.32        $5,991         1.26%      1.00%   to  1.70%   17.21%    to   16.39%
2005                   2,902        $1.56  to  $1.13        $4,473         0.89%      1.00%   to  1.70%    9.46%    to    8.70%
2004                   2,737        $1.42  to  $1.04        $3,866         0.77%      1.00%   to  1.70%   11.51%    to    3.84%(5)
2003                   676          $1.28  to  $1.27          $863            --      1.00%   to  1.65%   28.00%(4) to   27.00%(4)
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP FOR SEC, CL 2
2006                   309          $2.20  to  $2.19          $679         1.24%      1.00%   to  1.65%   20.24%    to   19.46%
2005                   322          $1.83  to  $1.83          $589         1.16%      1.00%   to  1.65%    9.07%    to    8.37%
2004                   285          $1.68  to  $1.69          $480         0.90%      1.00%   to  1.65%   17.35%    to   16.59%
2003                   41           $1.43  to  $1.45           $60         1.55%      1.00%   to  1.65%   43.00%(4) to   45.00%(4)
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP GLOBAL INC, CL 2
2006                   1,305        $1.07  to  $1.10        $1,435         2.54%      1.05%   to  1.70%    7.27%(9) to   10.87%
2005                   405          $1.00  to  $1.00          $405         5.48%      1.15%   to  1.70%   (4.18%)   to   (4.71%)
2004                   14           $1.05  to  $1.05           $15            --      1.15%   to  1.70%    4.46%(5) to    4.39%(5)
2003                   --              --         --            --            --      --             --      --             --
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP GRO SEC, CL 2
2006                   --           $1.18  to  $1.34            $1         0.90%      1.05%   to  1.70%   17.61%(9) to   19.77%
2005                   --           $1.12  to  $1.11            --         1.11%      1.15%   to  1.70%    7.63%    to    7.04%
2004                   --           $1.04  to  $1.04            --            --      1.15%   to  1.70%    4.50%(5) to    4.43%(5)
2003                   --              --         --            --            --      --             --      --             --
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

GS VIT MID CAP VAL, INST
2006                   1,698        $1.14  to  $1.32        $2,174         1.42%      1.05%   to  1.70%   15.30%(9) to   14.21%
2005                   615          $1.17  to  $1.16          $716         1.19%      1.15%   to  1.70%   11.54%    to   10.93%
2004                   32           $1.05  to  $1.04           $34         1.37%      1.15%   to  1.70%    4.52%(5) to    4.44%(5)
2003                   --              --         --            --            --      --             --      --             --
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN BAL, INST
2006                   1,482        $1.69  to  $1.69        $2,499         2.03%      1.40%   to  1.40%    9.18%    to    9.18%
2005                   2,071        $1.54  to  $1.54        $3,198         2.23%      1.40%   to  1.40%    6.45%    to    6.45%
2004                   2,464        $1.45  to  $1.45        $3,575         2.16%      1.40%   to  1.40%    7.02%    to    7.02%
2003                   2,892        $1.36  to  $1.36        $3,922         2.19%      1.40%   to  1.40%   12.40%    to   12.40%
2002                   3,214        $1.21  to  $1.21        $3,875         2.38%      1.40%   to  1.40%   (7.63%)   to   (7.63%)
------------------------------------------------------------------------------------------------------------------------------

                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    85

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------
JANUS ASPEN WORLD GRO, INST
2006                   369          $1.31  to  $1.31          $483         1.70%      1.40%   to  1.40%   16.57%    to   16.57%
2005                   468          $1.12  to  $1.12          $526         1.37%      1.40%   to  1.40%    4.40%    to    4.40%
2004                   558          $1.07  to  $1.07          $600         1.00%      1.40%   to  1.40%    3.32%    to    3.32%
2003                   636          $1.04  to  $1.04          $662         1.11%      1.40%   to  1.40%   22.35%    to   22.35%
2002                   677          $0.85  to  $0.85          $576         0.87%      1.40%   to  1.40%  (26.72%)   to  (26.72%)
------------------------------------------------------------------------------------------------------------------------------

MFS INV GRO STOCK, SERV CL
2006                   248          $1.49  to  $1.12          $367            --      1.00%   to  1.70%    6.24%    to    5.50%
2005                   249          $1.40  to  $1.06          $347         0.14%      1.00%   to  1.70%    3.19%    to    2.47%
2004                   255          $1.36  to  $1.03          $345            --      1.00%   to  1.70%    7.90%    to    3.21%(5)
2003                   64           $1.26  to  $1.25           $81            --      1.00%   to  1.65%   26.00%(4) to   25.00%(4)
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

MFS NEW DIS, SERV CL
2006                   188          $1.72  to  $1.19          $316            --      1.00%   to  1.70%   11.81%    to   11.04%
2005                   181          $1.54  to  $1.07          $277            --      1.00%   to  1.70%    3.99%    to    3.27%
2004                   170          $1.48  to  $1.04          $251            --      1.00%   to  1.70%    5.15%    to    3.96%(5)
2003                   37           $1.41  to  $1.40           $52            --      1.00%   to  1.65%   41.00%(4) to   40.00%(4)
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

MFS TOTAL RETURN, SERV CL
2006                   2,613        $1.45  to  $1.13        $3,749         2.14%      1.00%   to  1.70%   10.52%    to    9.75%
2005                   2,624        $1.31  to  $1.03        $3,417         1.85%      1.00%   to  1.70%    1.58%    to    0.87%
2004                   2,628        $1.29  to  $1.02        $3,380         1.32%      1.00%   to  1.70%    9.92%    to    2.44%(5)
2003                   745          $1.18  to  $1.17          $874            --      1.00%   to  1.65%   18.00%(4) to   17.00%(4)
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

MFS UTILITIES, SERV CL
2006                   50           $2.57  to  $1.56          $129         1.90%      1.00%   to  1.70%   29.66%    to   28.76%
2005                   53           $1.98  to  $1.21          $105         0.50%      1.00%   to  1.70%   15.42%    to   14.62%
2004                   57           $1.72  to  $1.06           $98         1.27%      1.00%   to  1.70%   28.56%    to    6.38%(5)
2003                   44           $1.33  to  $1.33           $58            --      1.00%   to  1.65%   33.00%(4) to   33.00%(4)
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

OPCAP EQ
2006                   84           $1.35  to  $1.35          $113         0.45%      1.40%   to  1.40%   13.68%    to   13.68%
2005                   110          $1.18  to  $1.18          $131         0.43%      1.40%   to  1.40%    5.56%    to    5.56%
2004                   118          $1.12  to  $1.12          $132         1.02%      1.40%   to  1.40%   10.37%    to   10.37%
2003                   143          $1.02  to  $1.02          $146         1.32%      1.40%   to  1.40%   27.50%    to   27.50%
2002                   149          $0.80  to  $0.80          $120         0.90%      1.40%   to  1.40%  (22.33%)   to  (22.33%)
------------------------------------------------------------------------------------------------------------------------------

OPCAP MANAGED
2006                   421          $1.38  to  $1.38          $581         1.90%      1.40%   to  1.40%    8.13%    to    8.13%
2005                   614          $1.28  to  $1.28          $784         1.27%      1.40%   to  1.40%    3.82%    to    3.82%
2004                   736          $1.23  to  $1.23          $906         1.56%      1.40%   to  1.40%    9.23%    to    9.23%
2003                   941          $1.13  to  $1.13        $1,060         1.79%      1.40%   to  1.40%   20.21%    to   20.21%
2002                   989          $0.94  to  $0.94          $928         2.07%      1.40%   to  1.40%  (18.26%)   to  (18.26%)
------------------------------------------------------------------------------------------------------------------------------

OPCAP SM CAP
2006                   87           $2.29  to  $2.29          $199            --      1.40%   to  1.40%   22.36%    to   22.36%
2005                   111          $1.87  to  $1.87          $207            --      1.40%   to  1.40%   (1.33%)   to   (1.33%)
2004                   121          $1.90  to  $1.90          $229         0.05%      1.40%   to  1.40%   16.24%    to   16.24%
2003                   154          $1.63  to  $1.63          $252         0.05%      1.40%   to  1.40%   40.52%    to   40.52%
2002                   148          $1.16  to  $1.16          $171         0.08%      1.40%   to  1.40%  (22.67%)   to  (22.67%)
------------------------------------------------------------------------------------------------------------------------------

 86    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

OPPEN CAP APPR VA
2006                   418          $1.46  to  $1.46          $611         0.40%      1.40%   to  1.40%    6.45%    to    6.45%
2005                   524          $1.37  to  $1.37          $719         0.96%      1.40%   to  1.40%    3.64%    to    3.64%
2004                   586          $1.32  to  $1.32          $776         0.32%      1.40%   to  1.40%    5.45%    to    5.45%
2003                   633          $1.26  to  $1.26          $795         0.40%      1.40%   to  1.40%   29.90%    to   29.90%
2002                   657          $0.97  to  $0.97          $639         0.63%      1.40%   to  1.40%  (28.15%)   to  (28.15%)
------------------------------------------------------------------------------------------------------------------------------

OPPEN CAP APPR VA, SERV
2006                   2,906        $1.59  to  $1.11        $4,291         0.18%      1.00%   to  1.70%    6.61%    to    5.87%
2005                   2,470        $1.49  to  $1.05        $3,491         0.68%      1.00%   to  1.70%    3.82%    to    3.10%
2004                   1,746        $1.44  to  $1.02        $2,477         0.12%      1.00%   to  1.70%    5.56%    to    1.84%(5)
2003                   336          $1.36  to  $1.35          $457            --      1.00%   to  1.65%   36.00%(4) to   35.00%(4)
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL SEC VA, SERV
2006                   276          $2.39  to  $1.38          $653         0.80%      1.00%   to  1.70%   16.20%    to   15.39%
2005                   251          $2.06  to  $1.20          $512         0.84%      1.00%   to  1.70%   12.93%    to   12.15%
2004                   237          $1.82  to  $1.07          $429         0.44%      1.00%   to  1.70%   17.70%    to    6.78%(5)
2003                   28           $1.55  to  $1.54           $43            --      1.00%   to  1.65%   55.00%(4) to   54.00%(4)
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

OPPEN HI INC VA
2006                   195          $1.41  to  $1.41          $275         7.76%      1.40%   to  1.40%    7.91%    to    7.91%
2005                   247          $1.31  to  $1.31          $322         6.88%      1.40%   to  1.40%    0.90%    to    0.90%
2004                   266          $1.30  to  $1.30          $345         6.20%      1.40%   to  1.40%    7.45%    to    7.45%
2003                   280          $1.21  to  $1.21          $337         7.37%      1.40%   to  1.40%   22.22%    to   22.22%
2002                   318          $0.99  to  $0.99          $314        11.47%      1.40%   to  1.40%   (2.94%)   to   (2.94%)
------------------------------------------------------------------------------------------------------------------------------

OPPEN HI INC VA, SERV
2006                   173          $1.39  to  $1.36          $238         7.15%      1.00%   to  1.65%    8.15%    to    7.44%
2005                   176          $1.29  to  $1.26          $224         5.90%      1.00%   to  1.65%    1.00%    to    0.34%
2004                   174          $1.27  to  $1.26          $220         4.96%      1.00%   to  1.65%    7.65%    to    6.95%
2003                   49           $1.18  to  $1.18           $58            --      1.00%   to  1.65%   18.00%(4) to   18.00%(4)
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

OPPEN MAIN ST SM CAP VA, SERV
2006                   1,344        $2.23  to  $1.27        $2,770         0.02%      1.00%   to  1.70%   13.52%    to   12.73%
2005                   1,332        $1.97  to  $1.13        $2,428            --      1.00%   to  1.70%    8.63%    to    7.88%
2004                   1,114        $1.81  to  $1.04        $2,003            --      1.00%   to  1.70%   17.99%    to    4.22%(5)
2003                   348          $1.53  to  $1.53          $532            --      1.00%   to  1.65%   53.00%(4) to   53.00%(4)
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

OPPEN STRATEGIC BOND VA, SERV
2006                   5,109        $1.31  to  $1.08        $6,376         3.71%      1.00%   to  1.70%    6.17%    to    5.43%
2005                   4,146        $1.23  to  $1.03        $4,971         3.91%      1.00%   to  1.70%    1.47%    to    0.75%
2004                   2,944        $1.21  to  $1.02        $3,548         2.91%      1.00%   to  1.70%    7.36%    to    2.10%(5)
2003                   605          $1.13  to  $1.13          $683            --      1.00%   to  1.65%   13.00%(4) to   13.00%(4)
2002                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

PUT VT DIV INC, CL IA
2006                   78           $1.44  to  $1.44          $113         6.62%      1.40%   to  1.40%    5.13%    to    5.13%
2005                   117          $1.37  to  $1.37          $160         9.03%      1.40%   to  1.40%    1.85%    to    1.85%
2004                   240          $1.34  to  $1.34          $322         9.48%      1.40%   to  1.40%    8.06%    to    8.06%
2003                   290          $1.24  to  $1.24          $360         9.51%      1.40%   to  1.40%   18.10%    to   18.10%
2002                   372          $1.05  to  $1.05          $389         9.50%      1.40%   to  1.40%    5.00%    to    5.00%
------------------------------------------------------------------------------------------------------------------------------

                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    87

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

PUT VT DIV INC, CL IB
2006                   275          $1.46  to  $1.46          $403         6.03%      1.40%   to  1.40%    4.82%    to    4.82%
2005                   358          $1.40  to  $1.40          $500         7.29%      1.40%   to  1.40%    1.62%    to    1.62%
2004                   412          $1.37  to  $1.37          $566         9.36%      1.40%   to  1.40%    7.69%    to    7.69%
2003                   451          $1.28  to  $1.28          $576         9.24%      1.40%   to  1.40%   18.52%    to   18.52%
2002                   546          $1.08  to  $1.08          $588         9.20%      1.40%   to  1.40%    4.85%    to    4.85%
------------------------------------------------------------------------------------------------------------------------------

PUT VT GRO & INC, CL IA
2006                   224          $1.58  to  $1.58          $354         4.54%      1.40%   to  1.40%   14.58%    to   14.58%
2005                   350          $1.38  to  $1.38          $482         2.16%      1.40%   to  1.40%    4.04%    to    4.04%
2004                   558          $1.33  to  $1.33          $740         1.86%      1.40%   to  1.40%    9.82%    to    9.82%
2003                   731          $1.21  to  $1.21          $883         2.14%      1.40%   to  1.40%   26.04%    to   26.04%
2002                   878          $0.96  to  $0.96          $843         1.88%      1.40%   to  1.40%  (20.00%)   to  (20.00%)
------------------------------------------------------------------------------------------------------------------------------

PUT VT GRO & INC, CL IB
2006                   804          $1.76  to  $1.72        $1,123         1.66%      1.00%   to  1.65%   14.76%    to   14.02%
2005                   1,070        $1.54  to  $1.51        $1,296         1.64%      1.00%   to  1.65%    4.18%    to    3.51%
2004                   1,332        $1.48  to  $1.46        $1,549         1.58%      1.00%   to  1.65%   10.01%    to    9.29%
2003                   1,521        $1.34  to  $1.33        $1,603         1.80%      1.00%   to  1.65%   34.00%(4) to   33.00%(4)
2002                   1,621        $0.83  to  $0.83        $1,350         1.60%      1.40%   to  1.40%  (20.19%)   to  (20.19%)
------------------------------------------------------------------------------------------------------------------------------

PUT VT HLTH SCIENCES, CL IB
2006                   --           $1.07  to  $1.17            $1         0.58%      1.05%   to  1.70%    7.77%(9) to    1.06%
2005                   2            $1.16  to  $1.15            $3         0.01%      1.15%   to  1.70%   11.90%    to   11.29%
2004                   --           $1.04  to  $1.04            --            --      1.15%   to  1.70%    3.75%(5) to    3.68%(5)
2003                   --             --          --            --            --      --      --     --      --             --
2002                   --             --          --            --            --      --      --     --      --             --
------------------------------------------------------------------------------------------------------------------------------

PUT VT HI YIELD, CL IA
2006                   104          $1.36  to  $1.36          $142         9.19%      1.40%   to  1.40%    9.07%    to    9.07%
2005                   170          $1.25  to  $1.25          $212         9.99%      1.40%   to  1.40%    2.04%    to    2.04%
2004                   304          $1.23  to  $1.23          $373         8.43%      1.40%   to  1.40%    9.45%    to    9.45%
2003                   390          $1.12  to  $1.12          $437        10.99%      1.40%   to  1.40%   24.44%    to   24.44%
2002                   473          $0.90  to  $0.90          $423        14.03%      1.40%   to  1.40%   (1.10%)   to   (1.10%)
------------------------------------------------------------------------------------------------------------------------------

PUT VT HI YIELD, CL IB
2006                   125          $1.47  to  $1.47          $184         8.48%      1.40%   to  1.40%    9.00%    to    9.00%
2005                   187          $1.35  to  $1.35          $252         8.21%      1.40%   to  1.40%    1.67%    to    1.67%
2004                   207          $1.33  to  $1.33          $275         8.35%      1.40%   to  1.40%    9.01%    to    9.01%
2003                   221          $1.22  to  $1.22          $270        10.82%      1.40%   to  1.40%   24.49%    to   24.49%
2002                   263          $0.98  to  $0.98          $257        13.18%      1.40%   to  1.40%   (2.00%)   to   (2.00%)
------------------------------------------------------------------------------------------------------------------------------

PUT VT INTL EQ, CL IB
2006                   97           $2.25  to  $1.46          $218         0.60%      1.00%   to  1.70%   26.45%    to   25.57%
2005                   98           $1.78  to  $1.16          $174         1.43%      1.00%   to  1.70%   11.08%    to   10.31%
2004                   97           $1.60  to  $1.05          $155         1.58%      1.00%   to  1.70%   15.04%    to    5.45%(5)
2003                   43           $1.39  to  $1.39           $59            --      1.00%   to  1.65%   39.00%(4) to   39.00%(4)
2002                   --             --          --            --            --      --      --     --      --             --
------------------------------------------------------------------------------------------------------------------------------

PUT VT NEW OPP, CL IA
2006                   74           $1.24  to  $1.24           $92         0.19%      1.40%   to  1.40%    7.32%    to    7.32%
2005                   123          $1.16  to  $1.16          $143         0.44%      1.40%   to  1.40%    8.80%    to    8.80%
2004                   206          $1.07  to  $1.07          $219            --      1.40%   to  1.40%    9.03%    to    9.03%
2003                   261          $0.98  to  $0.98          $255            --      1.40%   to  1.40%   30.67%    to   30.67%
2002                   317          $0.75  to  $0.75          $237            --      1.40%   to  1.40%  (31.19%)   to  (31.19%)
------------------------------------------------------------------------------------------------------------------------------

 88    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------
PUT VT RESEARCH, CL IB
2006                   --           $1.63  to  $1.59            $1         0.54%      1.00%   to  1.65%   10.20%    to    9.50%
2005                   --           $1.48  to  $1.45            $1         0.82%      1.00%   to  1.65%    3.97%    to    3.30%
2004                   --           $1.42  to  $1.40            $1            --      1.00%   to  1.65%    6.49%    to    5.80%
2003                   --           $1.33  to  $1.33            --            --      1.00%   to  1.65%   33.00%(4) to   33.00%(4)
2002                   --             --          --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

PUT VT SM CAP VAL, CL IB
2006                   533          $1.13  to  $1.28          $634         0.01%      1.05%   to  1.70%   14.28%(9) to   15.31%
2005                   2            $1.12  to  $1.11            $3         0.05%      1.15%   to  1.70%    5.82%    to    5.24%
2004                   --           $1.05  to  $1.05            --            --      1.15%   to  1.70%    5.21%(5) to    5.14%(5)
2003                   --             --          --            --            --      --             --      --             --
2002                   --             --          --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

PUT VT VISTA, CL IB
2006                   17           $1.87  to  $1.21           $33            --      1.00%   to  1.70%    4.41%    to    3.68%
2005                   18           $1.79  to  $1.17           $31            --      1.00%   to  1.70%   11.04%    to   10.26%
2004                   18           $1.61  to  $1.06           $29            --      1.00%   to  1.70%   17.43%    to    5.56%(5)
2003                   15           $1.37  to  $1.36           $20            --      1.00%   to  1.65%   37.00%(4) to   36.00%(4)
2002                   --             --          --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

PUT VT VOYAGER, CL IB
2006                   528          $1.15  to  $1.15          $605         0.12%      1.40%   to  1.40%    3.97%    to    3.97%
2005                   760          $1.10  to  $1.10          $838         0.68%      1.40%   to  1.40%    4.23%    to    4.23%
2004                   883          $1.06  to  $1.06          $933         0.26%      1.40%   to  1.40%    3.57%    to    3.57%
2003                   995          $1.02  to  $1.02        $1,016         0.39%      1.40%   to  1.40%   22.89%    to   22.89%
2002                   1,116        $0.83  to  $0.83          $926         0.67%      1.40%   to  1.40%  (27.19%)   to  (27.19%)
------------------------------------------------------------------------------------------------------------------------------

RVS VP BAL
2006                   737          $1.31  to  $1.31          $968         2.43%      1.40%   to  1.40%   12.80%    to   12.80%
2005                   1,170        $1.16  to  $1.16        $1,362         2.55%      1.40%   to  1.40%    2.48%    to    2.48%
2004                   1,724        $1.14  to  $1.14        $1,958         2.26%      1.40%   to  1.40%    8.07%    to    8.07%
2003                   2,090        $1.05  to  $1.05        $2,196         2.26%      1.40%   to  1.40%   17.98%    to   17.98%
2002                   2,318        $0.89  to  $0.89        $2,055         2.64%      1.40%   to  1.40%  (13.59%)   to  (13.59%)
------------------------------------------------------------------------------------------------------------------------------

RVS VP CASH MGMT
2006                   626          $1.04  to  $1.04          $674         4.36%      1.00%   to  1.70%    3.46%    to    2.73%
2005                   872          $1.01  to  $1.01          $903         2.66%      1.00%   to  1.70%    1.59%    to    0.88%
2004                   378          $0.99  to  $1.00          $383         0.99%      1.00%   to  1.70%   (0.28%)   to   (0.04%)(5)
2003                   53           $0.99  to  $0.99           $60         0.50%      1.00%   to  1.65%   (1.00%)(4)to   (1.00%)(4)
2002                   47           $1.07  to  $1.07           $51         1.16%      1.40%   to  1.40%   (0.93%)   to   (0.93%)
------------------------------------------------------------------------------------------------------------------------------

RVS VP DIV BOND
2006                   2,953        $1.09  to  $1.04        $3,258         4.40%      1.00%   to  1.70%    3.38%    to    2.66%
2005                   1,275        $1.05  to  $1.01        $1,422         3.71%      1.00%   to  1.70%    1.11%    to    0.42%
2004                   1,385        $1.04  to  $1.00        $1,546         3.84%      1.00%   to  1.70%    3.45%    to    0.40%(5)
2003                   1,012        $1.01  to  $1.00        $1,126         3.59%      1.00%   to  1.65%    1.00%(4) to    0.00%(4)
2002                   794          $1.12  to  $1.12          $889         5.05%      1.40%   to  1.40%    3.70%    to    3.70%
------------------------------------------------------------------------------------------------------------------------------

RVS VP DIV EQ INC
2006                   2,732        $2.37  to  $1.38        $4,800         1.43%      1.00%   to  1.70%   18.56%    to   17.73%
2005                   1,020        $2.00  to  $1.17        $1,613         1.73%      1.00%   to  1.70%   12.38%    to   11.60%
2004                   179          $1.78  to  $1.05          $322         1.80%      1.00%   to  1.70%   17.03%    to    5.23%(5)
2003                   27           $1.52  to  $1.51           $41         1.32%      1.00%   to  1.65%   52.00%(4) to   51.00%(4)
2002                   --             --          --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    89

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------
RVS VP EMER MKTS
2006                   996          $1.34  to  $1.87        $1,757         0.35%      1.05%   to  1.70%   36.17%(9) to   31.66%
2005                   431          $1.43  to  $1.42          $615         0.22%      1.15%   to  1.70%   32.27%    to   31.55%
2004                   24           $1.08  to  $1.08           $26         4.15%      1.15%   to  1.70%    7.72%(5) to    7.64%(5)
2003                   --             --          --            --            --      --             --      --             --
2002                   --             --          --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

RVS VP GLOBAL INFLATION PROT SEC
2006                   1,214        $1.02  to  $1.02        $1,244         6.99%      1.05%   to  1.70%    2.66%(9) to    2.55%(8)
2005                   --             --          --            --            --      --             --      --             --
2004                   --             --          --            --            --      --             --      --             --
2003                   --             --          --            --            --      --             --      --             --
2002                   --             --          --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

RVS VP GRO
2006                   46           $1.59  to  $1.21           $74         0.87%      1.00%   to  1.70%    9.97%    to    9.22%
2005                   48           $1.44  to  $1.10           $69         0.39%      1.00%   to  1.70%    7.54%    to    6.79%
2004                   33           $1.34  to  $1.03           $44         0.35%      1.00%   to  1.70%    7.34%    to    3.66%(5)
2003                   13           $1.25  to  $1.24           $16         0.15%      1.00%   to  1.65%   25.00%(4) to   24.00%(4)
2002                   --             --          --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

RVS VP HI YIELD BOND
2006                   244          $1.07  to  $1.12          $284         7.45%      1.05%   to  1.70%    7.16%(9) to    8.95%
2005                   157          $1.04  to  $1.03          $166         6.23%      1.15%   to  1.70%    2.83%    to    2.28%
2004                   1            $1.01  to  $1.01            $7         6.18%      1.15%   to  1.70%    0.97%(5) to    0.90%(5)
2003                   --             --          --            --            --      --             --      --             --
2002                   --             --          --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

RVS VP INC OPP
2006                   604          $1.06  to  $1.08          $650         6.48%      1.05%   to  1.70%    6.28%(9) to    6.18%
2005                   --           $1.03  to  $1.02            $6         5.78%      1.15%   to  1.70%    2.15%    to    1.59%
2004                   --           $1.01  to  $1.01            $6         9.25%      1.15%   to  1.70%    0.62%(5) to    0.55%(5)
2003                   --             --          --            --            --      --             --      --             --
2002                   --             --          --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

RVS VP INTL OPP
2006                   92           $1.18  to  $1.45          $125         1.80%      1.05%   to  1.70%   19.01%(9) to   22.08%
2005                   137          $1.19  to  $1.18          $151         1.36%      1.15%   to  1.70%   12.57%    to   11.95%
2004                   182          $1.06  to  $1.06          $179         1.09%      1.15%   to  1.70%    6.05%(5) to    5.98%(5)
2003                   222          $0.85  to  $0.85          $188         0.93%      1.40%   to  1.40%   26.87%    to   26.87%
2002                   231          $0.67  to  $0.67          $155         1.00%      1.40%   to  1.40%  (19.28%)   to  (19.28%)
------------------------------------------------------------------------------------------------------------------------------

RVS VP LG CAP EQ
2006                   867          $1.08  to  $1.22        $1,058         1.19%      1.00%   to  1.70%    8.36%(6) to   13.35%
2005                   892          $1.08  to  $1.07          $957         1.16%      1.15%   to  1.70%    4.96%    to    4.39%
2004                   568          $1.03  to  $1.03          $578         0.89%      1.15%   to  1.70%    3.13%(5) to    3.06%(5)
2003                   584          $0.97  to  $0.97          $568         0.63%      1.40%   to  1.40%   27.63%    to   27.63%
2002                   650          $0.76  to  $0.76          $496         0.51%      1.40%   to  1.40%  (23.23%)   to  (23.23%)
------------------------------------------------------------------------------------------------------------------------------

RVS VP LG CAP VAL
2006                   --           $1.15  to  $1.24            $1         1.27%      1.05%   to  1.70%   16.55%(9) to   17.04%
2005                   --           $1.07  to  $1.06            --         1.02%      1.15%   to  1.70%    3.35%    to    2.78%
2004                   --           $1.03  to  $1.03            --         9.02%      1.15%   to  1.70%    3.41%(5) to    3.34%(5)
2003                   --             --          --            --            --      --             --      --             --
2002                   --             --          --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

 90    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------
RVS VP MID CAP GRO
2006                   186          $1.05  to  $1.11          $179         0.26%      1.05%   to  1.70%    6.71%(9) to   (1.75%)
2005                   --           $1.13  to  $1.12            --            --      1.15%   to  1.70%    8.86%    to    8.27%
2004                   --           $1.04  to  $1.04            --            --      1.15%   to  1.70%    4.05%(5) to    3.98%(5)
2003                   --             --          --            --            --      --             --      --             --
2002                   --             --          --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

RVS VP S&P 500
2006                   1,154        $1.72  to  $1.19        $1,953         1.46%      1.00%   to  1.70%   14.12%    to   13.33%
2005                   1,210        $1.50  to  $1.05        $1,800         1.39%      1.00%   to  1.70%    3.37%    to    2.64%
2004                   1,169        $1.45  to  $1.02        $1,693         1.68%      1.00%   to  1.70%    9.17%    to    2.28%(5)
2003                   265          $1.33  to  $1.33          $352         1.53%      1.00%   to  1.65%   33.00%(4) to   33.00%(4)
2002                   --             --          --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

RVS VP SELECT VAL
2006                   --           $1.10  to  $1.17            $1         1.69%      1.05%   to  1.70%   11.08%(9) to   13.88%
2005                   --           $1.04  to  $1.03            --         0.46%      1.15%   to  1.70%   (0.63%)   to   (1.17%)
2004                   --           $1.04  to  $1.04            --         5.58%      1.15%   to  1.70%    4.22%(5) to    4.15%(5)
2003                   --             --          --            --            --      --             --      --             --
2002                   --             --          --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

RVS VP SHORT DURATION
2006                   1,295        $1.03  to  $1.02        $1,322         3.80%      1.00%   to  1.70%    2.81%    to    2.10%
2005                   1,261        $1.00  to  $1.00        $1,254         2.91%      1.00%   to  1.70%    0.57%    to   (0.15%)
2004                   997          $0.99  to  $1.00          $992         2.44%      1.00%   to  1.70%   (0.15%)   to   (0.01%)(5)
2003                   433          $0.99  to  $0.99          $432         2.29%      1.00%   to  1.65%   (1.00%)(4)to   (1.00%)(4)
2002                   --             --          --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

RVS VP SM CAP VAL
2006                   1,066        $2.22  to  $1.29        $1,815         0.43%      1.00%   to  1.70%   19.06%    to   18.23%
2005                   700          $1.86  to  $1.09        $1,008         0.30%      1.00%   to  1.70%    4.72%    to    3.99%
2004                   75           $1.78  to  $1.05          $124         0.04%      1.00%   to  1.70%   18.82%    to    4.31%(5)
2003                   10           $1.50  to  $1.49           $15         0.12%      1.00%   to  1.65%   50.00%(4) to   49.00%(4)
2002                   --             --          --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

VANK LIT COMSTOCK, CL II
2006                   4,455        $1.13  to  $1.20        $5,339         0.93%      1.05%   to  1.70%   13.41%(9) to   14.09%
2005                   1,918        $1.06  to  $1.05        $2,030         0.45%      1.15%   to  1.70%    2.92%    to    2.36%
2004                   87           $1.03  to  $1.03           $90            --      1.15%   to  1.70%    3.41%(5) to    3.33%(5)
2003                   --             --          --            --            --      --             --      --             --
2002                   --             --          --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

VANK UIF U.S. REAL EST, CL II
2006                   46           $1.23  to  $1.64           $75         0.96%      1.05%   to  1.70%   23.93%(9) to   35.35%
2005                   47           $1.22  to  $1.21           $58         0.90%      1.15%   to  1.70%   15.42%    to   14.79%
2004                   1            $1.05  to  $1.05            $2            --      1.15%   to  1.70%    4.25%(5) to    4.18%(5)
2003                   --             --          --            --            --      --             --      --             --
2002                   --             --          --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

WANGER INTL SM CAP
2006                   1,348        $1.23  to  $1.75        $2,213         0.41%      1.05%   to  1.70%   24.07%(9) to   34.86%
2005                   627          $1.30  to  $1.30          $816         0.52%      1.15%   to  1.70%   20.14%    to   19.48%
2004                   35           $1.09  to  $1.08           $39            --      1.15%   to  1.70%    8.46%(5) to    8.39%(5)
2003                   --             --          --            --            --      --             --      --             --
2002                   --             --          --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    91

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

WANGER U.S. SM CO
2006                   852          $1.08  to  $1.21        $1,026         0.18%      1.05%   to  1.70%    9.57%(9) to    6.06%
2005                   443          $1.14  to  $1.14          $505            --      1.15%   to  1.70%    9.98%    to    9.38%
2004                   22           $1.04  to  $1.04           $24            --      1.15%   to  1.70%    3.90%(5) to    3.82%(5)
2003                   --             --          --            --            --      --             --      --             --
2002                   --             --          --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------



   (1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.
   (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
   (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of maximum to minimum values, based on the price level representing the minimum and maximum expense ratio amounts, some individual price level total returns are not within the ranges presented due to the introduction of new price levels during the year and other market factors.
   (4) Operations commenced on March 17, 2003.
   (5) Operations commenced on Nov. 15, 2004.
   (6) Operations commenced on March 17, 2006.
   (7) Operations commenced on April 28, 2006.
   (8) Operations commenced on May 1, 2006.
   (9) Operations commenced on June 19, 2006.


 92    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
We have audited the accompanying Balance Sheets of RiverSource Life Insurance Co. of New York (a wholly-owned subsidiary of RiverSource Life Insurance Company) as of December 31, 2006 and 2005, and the related Statements of Income, Cash Flows and Shareholder's Equity for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of RiverSource Life Insurance Co. of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

                                                 (-s- ERNEST &YOUNG LLP)

Minneapolis, Minnesota
April 24, 2007


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    93

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE DATA)


DECEMBER 31,                                                              2006           2005
 ASSETS
Investments:
Available-for-Sale:
    Fixed maturities, at fair value (amortized cost: 2006,
          $1,787,111; 2005, $1,881,899)                                $1,766,763     $1,882,456
    Commercial mortgage loans on real estate, at cost (less allowance
          for loan losses: 2006, $2,718; 2005, $3,218)                    255,110        244,760
Policy loans                                                               33,573         31,274
Trading securities and other investments                                       95             48
------------------------------------------------------------------------------------------------
       Total investments                                                2,055,541      2,158,538

Cash and cash equivalents                                                  26,960         52,130
Reinsurance recoverables                                                   47,120         38,675
Amounts due from brokers                                                       95             70
Other accounts receivable                                                   5,265          3,673
Accrued investment income                                                  22,876         23,479
Deferred acquisition costs                                                241,568        230,270
Deferred sales inducement costs                                            15,658         11,554
Other assets                                                                7,365          5,744
Separate account assets                                                 2,619,680      2,028,923
------------------------------------------------------------------------------------------------
       Total assets                                                    $5,042,128     $4,553,056
------------------------------------------------------------------------------------------------

 LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                 $1,909,109     $2,023,521
Policy claims and other policyholders' funds                                8,226          5,097
Deferred income taxes, net                                                 17,116         18,191
Other liabilities                                                          19,007         18,285
Separate account liabilities                                            2,619,680      2,028,923
------------------------------------------------------------------------------------------------
       Total liabilities                                                4,573,138      4,094,017
------------------------------------------------------------------------------------------------

Shareholder's equity:
    Common stock, $10 par value; 200,000 shares authorized, issued
          and outstanding                                                   2,000          2,000
    Additional paid-in capital                                            106,617        106,600
    Retained earnings                                                     371,644        350,654
    Accumulated other comprehensive loss, net of tax:
       Net unrealized securities losses                                   (11,271)          (215)
------------------------------------------------------------------------------------------------
       Total shareholder's equity                                         468,990        459,039
------------------------------------------------------------------------------------------------
       Total liabilities and shareholder's equity                      $5,042,128     $4,553,056
------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Statements.


 94    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

STATEMENTS OF INCOME
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                          2006         2005         2004
 REVENUES
Premiums:
    Traditional life insurance                                  $  4,321     $  4,398     $  4,073
    Disability income and long term care insurance                18,493       17,696       17,643
--------------------------------------------------------------------------------------------------
       Total premiums                                             22,814       22,094       21,716
Net investment income                                            119,142      123,038      119,800
Contractholder and policyholder charges                           36,734       33,425       32,182
Mortality and expense risk and other fees                         31,173       24,415       21,277
Net realized gain on investments                                   3,936        9,192          849
--------------------------------------------------------------------------------------------------
       Total revenues                                            213,799      212,164      195,824
--------------------------------------------------------------------------------------------------

 BENEFITS AND EXPENSES
Death and other benefits:
    Traditional life insurance                                     2,006        2,845        2,693
    Investment contracts and universal life-type insurance        13,203        9,517       11,981
    Disability income and long term care insurance                 5,416        6,010        5,264
Increase (decrease) in liabilities for future policy benefits:
    Traditional life insurance                                      (522)        (404)        (556)
    Disability income and long term care insurance                 5,683        8,064        8,897
Interest credited to account values                               67,142       71,518       68,480
Amortization of deferred acquisition costs                        24,259       19,050       13,705
Separation costs                                                   2,756        3,915           --
Other insurance and operating expenses                            24,909       25,636       19,970
--------------------------------------------------------------------------------------------------
       Total benefits and expenses                               144,852      146,151      130,434
--------------------------------------------------------------------------------------------------
Income before income tax provision and accounting change          68,947       66,013       65,390
Income tax provision                                              22,957       21,803       21,404
--------------------------------------------------------------------------------------------------
Income before accounting change                                   45,990       44,210       43,986
Cumulative effect of accounting change, net of tax                    --           --        2,748
--------------------------------------------------------------------------------------------------
       Net income                                               $ 45,990     $ 44,210     $ 41,238
--------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Statements.


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    95

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                          2006          2005          2004
 CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                     $  45,990     $  44,210     $  41,238
Adjustments to reconcile net income to net cash provided by
  operating activities:
    Cumulative effect of accounting change, net of tax                --            --         2,748
    Amortization of deferred acquisition costs                    24,259        19,050        13,705
    Amortization of deferred sales inducement costs                2,196         1,383         1,269
    Capitalization of deferred acquisition costs                 (32,713)      (33,519)      (27,754)
    Capitalization of deferred sales inducement costs             (6,073)       (3,960)       (2,562)
    Amortization of premium, net                                   4,380         3,867         4,105
    Deferred income taxes                                          4,892        14,182         4,079
    Contractholder and policyholder charges, non-cash            (13,937)      (14,565)      (14,266)
    Net realized investment gain                                  (3,936)       (9,192)         (849)
    Net realized gain on trading securities                          (11)           (2)           (2)
Change in operating assets and liabilities:
    Trading securities, net                                          (36)           58           (87)
    Future policy benefits for traditional life, disability
          income and long term care insurance                     10,813        12,448        13,862
    Policy claims and other policyholders' funds                   3,129          (484)          519
    Policy loans, excluding universal life-type insurance:
       Repayment                                                   2,206         2,266         2,494
       Issuance                                                   (2,421)       (2,792)       (2,554)
    Reinsurance recoverables                                      (8,445)       (5,449)       (6,922)
    Other accounts receivable                                     (1,592)         (741)         (731)
    Accrued investment income                                        603           880        (1,380)
    Other assets and liabilities, net                            (11,390)         (298)          338
----------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                         17,914        27,342        27,250
----------------------------------------------------------------------------------------------------

 CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
    Proceeds from sales                                          131,061       247,160       118,570
    Maturities, sinking fund payments and calls                   92,911       227,088       180,899
    Purchases                                                   (129,842)     (459,107)     (410,650)
Other investments, excluding policy loans:
    Proceeds from sales, maturities, sinking fund payments
          and calls                                               28,865        20,377        33,387
    Purchases                                                    (39,000)      (27,639)      (50,945)
Change in amounts due to and from brokers, net                       (25)          (53)        2,140
----------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES               83,970         7,826      (126,599)
----------------------------------------------------------------------------------------------------

 CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to investment contracts and universal life-
  type insurance:
    Considerations received                                       87,532       111,090       184,527
    Interest credited to account values                           67,142        71,518        68,480
    Surrenders and other benefits                               (254,644)     (178,462)     (136,935)
Policy loans:
    Repayment                                                      5,035         5,030         4,735
    Issuance                                                      (7,119)       (5,228)       (5,585)
Cash dividends to RiverSource Life Insurance Company             (25,000)      (22,500)      (21,500)
----------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES             (127,054)      (18,552)       93,722
----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS             (25,170)       16,616        (5,627)
Cash and cash equivalents at beginning of year                    52,130        35,514        41,141
----------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS AT END OF YEAR                       $  26,960     $  52,130     $  35,514
----------------------------------------------------------------------------------------------------

Supplemental disclosures:
    Income taxes paid                                          $  11,946     $  14,347     $  16,241
    Interest paid on borrowings                                      247             8            --



See accompanying Notes to Financial Statements.


 96    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

STATEMENTS OF SHAREHOLDER'S EQUITY
FOR THE THREE YEARS ENDED DECEMBER 31, 2006
(IN THOUSANDS)

                                                             ADDITIONAL                    ACCUMULATED OTHER
                                                 COMMON        PAID-IN       RETAINED        COMPREHENSIVE
                                                  STOCK        CAPITAL       EARNINGS        INCOME/(LOSS)          TOTAL
--------------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2003                    $2,000       $106,600       $309,206           $ 41,695          $459,501
Comprehensive income:
    Net income                                       --             --         41,238                 --            41,238
    Change in unrealized holding losses on
          securities, net                            --             --             --             (2,487)           (2,487)
                                                                                                                   -------
Total comprehensive income                                                                                          38,751
Cash dividends to RiverSource Life
  Insurance Company                                  --             --        (21,500)                --           (21,500)
--------------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2004                    $2,000       $106,600       $328,944           $ 39,208          $476,752
Comprehensive income:
    Net income                                       --             --         44,210                 --            44,210
    Change in unrealized holding losses on
          securities, net                            --             --             --            (39,423)          (39,423)
                                                                                                                   -------
Total comprehensive income                                                                                           4,787
Cash dividends to RiverSource Life
  Insurance Company                                  --             --        (22,500)                --           (22,500)
--------------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2005                    $2,000       $106,600       $350,654           $   (215)         $459,039
Comprehensive income:
    Net income                                       --             --         45,990                 --            45,990
    Change in unrealized holding losses on
          securities, net                            --             --             --            (11,056)          (11,056)
                                                                                                                   -------
Total comprehensive income                                                                                          34,934
Tax affect of share-based incentive
  employee compensation                              --             17             --                 --                17
Cash dividends to RiverSource Life
  Insurance Company                                  --             --        (25,000)                --           (25,000)
--------------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2006                    $2,000       $106,617       $371,644           $(11,271)         $468,990
--------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Statements.


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    97

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION
Nature of Business
RiverSource Life Insurance Co. of New York ("RiverSource Life of NY"), formerly known as IDS Life Insurance Company of New York ("IDS Life of New York"), is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York and North Dakota. RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company ("RiverSource Life"), which is domiciled in Minnesota. RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"). RiverSource Life of NY serves residents of the State of New York and issues insurance and annuity products.

On December 31, 2006, American Centurion Life Assurance Company ("American Centurion Life") merged with and into IDS Life of New York. As a result of the merger, American Centurion Life ceased to exist. Prior to the merger, American Centurion Life was a wholly-owned operating subsidiary of IDS Life Insurance Company. Immediately following the merger, IDS Life of New York changed its name to RiverSource Life Insurance Co. of New York.

There was no material effect on the financial condition and results of operations for RiverSource Life of NY as a result of the merger.

Ameriprise Financial was formerly a wholly-owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. Ameriprise Financial has incurred $654 million of pretax non-recurring separation costs since the Separation announcement through December 31, 2006 and expects to incur a total of approximately $875 million. RiverSource Life of NY was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. RiverSource Life of NY has been allocated $6.7 million in total pretax non-recurring separation costs since the Separation announcement through December 31, 2006 and expects to be allocated a portion of the remaining separation costs in 2007. RiverSource Life, RiverSource Life of NY's parent, received a capital contribution of $650 million from Ameriprise Financial during the third quarter of 2005 to support its financial strength ratings and to cover separation costs.

RiverSource Life of NY's principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life of NY's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life of NY has the option of paying a higher rate set at its discretion. RiverSource Life of NY issues both variable and fixed universal life insurance, traditional life insurance including whole life and term life and disability income insurance. (RiverSource Life of NY discontinued underwriting new long term care ("LTC") policies as of December 31,
2002). Universal life insurance is a form of permanent life insurance characterized by its flexible premiums, its flexible death benefit amounts and its unbundling of the pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products.

Under RiverSource Life of NY's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life of NY's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.


 98    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Basis of Presentation
The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (RiverSource Life of NY's primary regulator) as reconciled in Note 14. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative financial instruments, income taxes and recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

BALANCE SHEET
INVESTMENTS
Investments consist of the following:

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. RiverSource Life of NY also considers the extent to which amortized cost exceeds fair value, the duration of that difference and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Statements of Income. Fair value is generally based on quoted market prices.

Commercial Mortgage Loans on Real Estate, Net
Commercial mortgage loans on real estate, net, reflect principal amounts outstanding less allowance for loan losses. The allowance for loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for loan losses considers other factors, including historical experience, economic conditions and geographic concentrations. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life of NY generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Trading Securities and Other Investments
Included in trading securities and other investments is separate account seed money. Separate account seed money is carried at fair market value with changes in value recognized within net investment income.

CASH AND CASH EQUIVALENTS
RiverSource Life of NY has defined cash equivalents to include highly liquid investments with original maturities of 90 days or less.


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    99

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

REINSURANCE
RiverSource Life of NY reinsures a portion of the risks associated with its life and LTC insurance products through reinsurance agreements with unaffiliated insurance companies. Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. To minimize exposure to significant losses from reinsurer insolvencies, RiverSource Life of NY evaluates the financial condition of its reinsurers prior to entering into new reinsurance treaties and on a periodic basis during the terms of the treaties. RiverSource Life of NY remains primarily liable as the direct insurer on all risks reinsured.

Generally, RiverSource Life of NY reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. RiverSource Life of NY began reinsuring risks at this level beginning in 2002 for term life insurance and 2003 for variable and universal life insurance. Policies issued prior to these dates are not subject to the same reinsurance levels. The maximum amount of life insurance risk retained by RiverSource Life of NY is $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies sold after 1995, RiverSource Life of NY retained 50% of the risk and the remaining 50% of the risk was ceded on a coinsurance basis to Genworth Life Insurance Company of New York ("Genworth"). Reinsurance recoverable from Genworth related to RiverSource Life of NY's long term care liabilities was $35.3 million at December 31, 2006, while amounts recoverable from each other reinsurer were much smaller. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Starting in 2002, risk on most term life policies is reinsured on a coinsurance basis.

RiverSource Life of NY retains all risk for new claims on disability income ("DI") contracts. Risk is currently managed by limiting the amount of disability insurance written on any one individual. RiverSource Life of NY also retains all accidental death benefit and almost all waiver of premium risk.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums.

DEFERRED SALES INDUCEMENT COSTS
Deferred sales inducement costs ("DSIC") consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for exclusive benefit of variable annuity and variable life insurance contractholders. RiverSource Life of NY receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by RiverSource Life of NY contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customers' accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life of NY also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life of NY offers contracts containing guaranteed minimum income benefit ("GMIB"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") provisions.


 100    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

In determining the liabilities for variable annuity death benefits and GMIB, RiverSource Life of NY projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The variable annuity death benefit liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

GMWB and GMAB provisions are considered embedded derivatives and are recorded at fair value. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. Changes in fair value are reflected in death and other benefits for investment contracts and universal life-type insurance.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2006, depending on year of issue, with an average rate of approximately 5.9%.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for RiverSource Life of NY's experience. Interest rates used with DI claims range from 3.0% to 8.0% at December 31, 2006, with an average rate of 5.0%. Interest rates used with LTC claims range from 4.0% to 7.0% at December 31, 2006, with an average rate of 4.4%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life of NY's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life range from 4.0% to 10.0% at December 31, 2006, depending on policy form, issue year and policy duration. Anticipated interest rates for DI are 7.5% at policy issue grading to 5.0% over five years. Anticipated discount rates for LTC are currently 5.4% at December 31, 2006 grading up to 9.4% over 40 years.

Where applicable, benefit amounts expected to be recoverable from other insurers who share in the risk are separately recorded as reinsurance recoverable within receivables.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    101

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

RiverSource Life of NY issues only non-participating life and health insurance policies, which do not pay dividends to policyholders from realized policy margins.

REVENUES AND EXPENSES
RiverSource Life of NY's principal sources of revenue include premium revenues, net investment income, contractholder and policyholder charges and mortality and expense risk and other fees.

Premium Revenues
Premium revenues include premiums on traditional life, DI and LTC insurance products. Such premiums are net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income earned on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans on real estate and policy loans. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, and commercial mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Contractholder and Policyholder Charges
Contractholder and policyholder charges include certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance and administrative and surrender charges. Cost of insurance charges on fixed and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Mortality and Expense Risk and Other Fees
Mortality and expense risk and other fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life of NY's separate account assets. RiverSource Life of NY's management and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Investment Gain
Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Death and Other Benefits
Death and other benefits expenses consist of amounts paid under insurance policies and annuity contracts, including benefits paid under optional variable annuity guaranteed benefit riders. Amounts are net of benefit payments recovered or expected to be recovered under reinsurance contracts. Death and other benefits expenses also include amortization of DSIC.

Interest Credited to Account Values
Interest credited to account values represents amounts earned on fixed account values associated with fixed and variable universal life and annuity contracts in accordance with contract provisions.

Amortization of Deferred Acquisition Costs
Direct sales commissions and other costs deferred as DAC associated with the sale of annuity and insurance products are amortized over time. For annuity and universal life contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and universal life insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.


 102    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC is not recoverable or if premium rates charged for the contract are changed. If management concludes that DAC is not recoverable, DAC is reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life of NY's results of operations.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about interest rates are the primary factor used to project interest margins, while assumptions about rates credited to policyholder accounts and equity market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing annuity and insurance business during the DAC amortization period.

The client asset value growth rate is the rate at which variable annuity and variable universal life insurance contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life of NY uses a mean reversion method as a guideline in setting near-term client asset value growth rates based on a long-term view of financial market performance as well as actual historical performance. In periods when market performance results in actual contract value growth at a rate that is different than that assumed, RiverSource Life of NY reassesses the near-term rate in order to continue to project its best estimate of long-term growth. The near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed near-term estimates will typically be less than in a period when growth rates fall short of near-term estimates.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Separation Costs
Separation costs generally consist of allocated financial advisor and employee retention program costs, re-branding and marketing costs and costs to separate and reestablish technology platforms related to the Separation.

Other Insurance and Operating Expenses
Other insurance and operating expenses primarily includes expenses allocated to RiverSource Life of NY from Ameriprise Financial for RiverSource Life of NY's share of compensation, professional and consultant fees, information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory expenses.

Income Taxes
As a result of the Separation of Ameriprise Financial from American Express, RiverSource Life of NY was required to file a short period income tax return through September 30, 2005 which was included as part of the American Express consolidated income tax return for the year ending December 31, 2005. Additionally, RiverSource Life of NY's taxable income will be included with RiverSource Life in filing a separate consolidated life insurance company federal income tax return for five tax years following the Distribution. Therefore, RiverSource Life was also required to file a separate short period consolidated life insurance company income tax return for the period October 1, 2005 through December 31, 2005. RiverSource Life of NY provides for income taxes on a separate return basis, except that, under an agreement with RiverSource Life, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of RiverSource Life that RiverSource Life will reimburse subsidiaries for all tax benefits. RiverSource Life of NY's provision for income taxes represents the net amount of income taxes that it expects to pay or receive from various taxing jurisdictions in connection with its operations. Inherent in the provision for income taxes are estimates and judgment regarding the tax treatment of certain offsets and credits.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    103

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

3. RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 applies under other accounting pronouncements that require or permit fair value measurements. Accordingly, SFAS 157 does not require any new fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Early adoption is permitted provided that the entity has not issued financial statements for any period within the year of adoption. The provisions of SFAS 157 are required to be applied prospectively as of the beginning of the fiscal year in which SFAS 157 is initially applied, except for certain financial instruments as defined in SFAS 157 which will require retrospective application of SFAS 157. The transition adjustment, if any, will be recognized as a cumulative-effect adjustment to the opening balance of retained earnings for the fiscal year of adoption. RiverSource Life of NY is currently evaluating the impact of SFAS 157 on its financial condition and results of operations.

In September 2006, the Securities and Exchange Commission ("SEC") issued Staff Accounting Bulletin ("SAB") No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" ("SAB 108"). SAB 108 addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. SAB 108 does not change the SEC staff's previous positions in SAB No. 99, "Materiality," regarding qualitative considerations in assessing the materiality of misstatements. SAB 108 was effective for fiscal years ending after November 15, 2006. The effect of adopting SAB 108 on RiverSource Life of NY's financial condition and results of operations was insignificant.

In June 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life of NY adopted FIN 48 as of January 1, 2007. The effect of adopting FIN 48 on RiverSource Life of NY's financial condition and results of operations was not material.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("SFAS 155"). SFAS 155 amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). SFAS 155: (i) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (ii) clarifies which interest-only and principal-only strips are not subject to the requirements of SFAS 133; (iii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iv) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (v) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. RiverSource Life of NY adopted SFAS 155 as of January 1, 2007. The effect of adopting SFAS 155 on its financial condition and results of operations is not expected to be significant.

Effective January 1, 2006, RiverSource Life of NY adopted SFAS No. 154, "Accounting Changes and Error Corrections," ("SFAS 154"). This Statement replaced APB Opinion No. 20, "Accounting Changes" and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements," and changed the requirements for the accounting for and reporting of a change in accounting principle. The effect of adopting SFAS 154 on RiverSource Life of NY's financial condition and results of operations was insignificant.

Effective January 1, 2006, RiverSource Life of NY adopted FASB Staff Position ("FSP") FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," ("FSP FAS 115-1 and FAS 124-1"). FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. The impact of the adoption of FSP FAS 115-1 and FAS 124-1 on RiverSource Life of NY's financial condition and results of operations was not material.


 104    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides clarifying guidance on accounting by insurance enterprises for DAC associated with any insurance or annuity contract that is internally replaced with another contract or significantly modified. SOP 05-1 is effective for transactions occurring in fiscal years beginning after December 15, 2006. RiverSource Life of NY has accounted for many of these transactions as contract continuations and has continued amortization of existing DAC against revenue from the new or modified contract. In addition, RiverSource Life of NY has not anticipated these transactions in establishing amortization periods or other DAC valuation assumptions. Many of these transactions no longer qualify as continuations under SOP 05-1. Effective with RiverSource Life of NY's adoption of SOP 05-1 as of January 1, 2007, RiverSource Life of NY will account for such transactions as contract terminations which will result in accelerated DAC amortization. As a result of adopting SOP 05-1, RiverSource Life of NY has determined that in the first quarter of 2007 it will record as a cumulative change in accounting principle a pretax reduction to DAC of approximately $14.3 million and an after-tax decrease to retained earnings of approximately $9.3 million. The adoption of SOP 05-1 is also expected to result in an increase in DAC amortization in 2007. The expected increase to amortization expense may vary depending upon future changes in underlying valuation assumptions.

Effective January 1, 2004, RiverSource Life of NY adopted SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 provides guidance on; (i) the classification and valuation of long-duration contract liabilities;
(ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. The adoption of SOP 03-1 resulted in a cumulative effect of accounting change that reduced first quarter 2004 results by $2.7 million ($4.2 million pretax). The cumulative effect of accounting change consisted of: (i) $2.0 million pretax from establishing additional liabilities for certain variable annuity guaranteed benefits ($1.8 million) and from considering these liabilities in valuing DAC and DSIC associated with those contracts ($0.2 million); and (ii) $2.2 million pretax from establishing additional liabilities for certain variable universal life and single pay universal life insurance contracts under which contractual costs of insurance charges are expected to be less than future death benefits ($2.8 million) and from considering these liabilities in valuing DAC associated with those contracts ($0.6 million offset). Prior to RiverSource Life of NY's adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. Amounts expensed in 2004 to establish and maintain additional liabilities for certain variable annuity guaranteed benefits were $2.9 million (of which $1.8 million was part of the adoption charges described previously). RiverSource Life of NY's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

The AICPA released a series of technical practice aids ("TPAs") in September 2004, which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on RiverSource Life of NY's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

4. INVESTMENTS
AVAILABLE-FOR-SALE SECURITIES
The following is a summary of Available-for-Sale securities by type:

                                                                            GROSS        GROSS
                                                             AMORTIZED   UNREALIZED   UNREALIZED      FAIR
DECEMBER 31, 2006 (IN THOUSANDS)                               COST         GAINS       LOSSES        VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                   $  928,435     $ 8,511     $(19,032)   $  917,914
Mortgage and other asset-backed securities                     590,411       2,875      (10,048)      583,238
Foreign corporate bonds and obligations                        219,178       2,623       (4,782)      217,019
U.S. government and agencies obligations                        35,909          50         (850)       35,109
State and municipal obligations                                  6,996          --         (334)        6,662
Foreign government bonds and obligations                         6,182         651          (12)        6,821
-------------------------------------------------------------------------------------------------------------
Total fixed maturities                                       1,787,111      14,710      (35,058)    1,766,763
-------------------------------------------------------------------------------------------------------------
Total                                                       $1,787,111     $14,710     $(35,058)   $1,766,763
-------------------------------------------------------------------------------------------------------------




                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    105

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

                                                                            GROSS        GROSS
                                                             AMORTIZED   UNREALIZED   UNREALIZED      FAIR
DECEMBER 31, 2005 (IN THOUSANDS)                               COST         GAINS       LOSSES        VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                   $  970,590     $16,820     $(13,697)   $  973,713
Mortgage and other asset-backed securities                     639,123       5,140       (8,837)      635,426
Foreign corporate bonds and obligations                        220,615       5,148       (3,535)      222,228
U.S. government and agencies obligations                        38,362          63         (849)       37,576
State and municipal obligations                                  6,996          --         (253)        6,743
Foreign government bonds and obligations                         6,213         566           (9)        6,770
-------------------------------------------------------------------------------------------------------------
Total fixed maturities                                       1,881,899      27,737      (27,180)    1,882,456
-------------------------------------------------------------------------------------------------------------
Total                                                       $1,881,899     $27,737     $(27,180)   $1,882,456
-------------------------------------------------------------------------------------------------------------


At December 31, 2006 and 2005, fixed maturity securities, excluding net unrealized appreciation and depreciation, comprised approximately 86% and 87%, respectively, of RiverSource Life of NY's total investments. These securities are rated by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P"), except for approximately $64 million and $56 million of securities at December 31, 2006 and 2005, respectively, which are rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary by rating, excluding net unrealized appreciation and depreciation, on December 31 is as follows:

RATING                                                                     2006      2005
-----------------------------------------------------------------------------------------
AAA                                                                          36%       37%
AA                                                                            8         6
A                                                                            21        23
BBB                                                                          28        26
Below investment grade                                                        7         8
-----------------------------------------------------------------------------------------
    Total                                                                   100%      100%
-----------------------------------------------------------------------------------------


At December 31, 2006 and 2005, approximately 35% and 37%, respectively, of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of shareholder's equity.

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006:

                                                                           12 MONTHS OR MORE                   TOTAL
(IN THOUSANDS)                               LESS THAN 12 MONTHS
-------------------------------------------------------------------------------------------------------------------------------
                                            FAIR        UNREALIZED       FAIR        UNREALIZED        FAIR         UNREALIZED
DESCRIPTION OF SECURITIES:                  VALUE         LOSSES         VALUE         LOSSES          VALUE          LOSSES
-------------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                 $134,822        $1,470      $  527,893      $17,562       $  662,715       $19,032
Mortgage and other asset-backed
  securities                                57,846           402         360,880        9,646          418,726        10,048
Foreign corporate bonds and obligations     19,525           221         118,329        4,561          137,854         4,782
U.S. government and agencies
  obligations                                   --            --          34,641          850           34,641           850
State and municipal obligations                 --            --           6,662          334            6,662           334
Foreign government bonds and
  obligations                                   --            --             324           12              324            12
-------------------------------------------------------------------------------------------------------------------------------
    Total                                 $212,193        $2,093      $1,048,729      $32,965       $1,260,922       $35,058
-------------------------------------------------------------------------------------------------------------------------------


The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:

                                                                           12 MONTHS OR MORE                   TOTAL
(IN THOUSANDS)                               LESS THAN 12 MONTHS
-------------------------------------------------------------------------------------------------------------------------------
                                            FAIR        UNREALIZED       FAIR        UNREALIZED        FAIR         UNREALIZED
(IN DESCRIPTION OF SECURITIES:              VALUE         LOSSES         VALUE         LOSSES          VALUE          LOSSES
-------------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                 $458,798       $10,183       $ 78,600        $3,514       $  537,398       $13,697
Mortgage and other asset-backed
  securities                               323,001         5,813         82,553         3,024          405,554         8,837
Foreign corporate bonds and obligations     78,203         2,023         33,623         1,512          111,826         3,535
U.S. government and agencies
  obligations                               37,092           849             --            --           37,092           849
State and municipal obligations              5,786           208            957            45            6,743           253
Foreign government bonds and
  obligations                                  332             9             --            --              332             9
-------------------------------------------------------------------------------------------------------------------------------
    Total                                 $903,212       $19,085       $195,733        $8,095       $1,098,945       $27,180
-------------------------------------------------------------------------------------------------------------------------------




 106    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

In evaluating potential other-than-temporary impairments, RiverSource Life of NY considers the extent to which amortized costs exceed fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2006:

(IN THOUSANDS,
EXCEPT NUMBER OF                                                          12 MONTHS OR MORE                     TOTAL
SECURITIES)                       LESS THAN 12 MONTHS
------------------------------------------------------------------------------------------------------------------------------
                                                      GROSS                                  GROSS
RATIO OF FAIR VALUE TO    NUMBER OF                UNREALIZED    NUMBER OF                UNREALIZED    NUMBER OF
AMORTIZED COST           SECURITIES   FAIR VALUE     LOSSES     SECURITIES   FAIR VALUE     LOSSES     SECURITIES   FAIR VALUE
------------------------------------------------------------------------------------------------------------------------------
95% - 100%                   93        $212,193      $2,093         289      $  988,749     $27,467        382      $1,200,942
90% - 95%                    --              --          --          28          48,076       3,474         28          48,076
80% - 90%                    --              --          --           6          11,904       2,024          6          11,904
------------------------------------------------------------------------------------------------------------------------------
    Total                    93        $212,193      $2,093         323      $1,048,729     $32,965        416      $1,260,922
------------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS,
EXCEPT NUMBER OF
SECURITIES)                 TOTAL
-----------------------------------
                            GROSS
RATIO OF FAIR VALUE TO   UNREALIZED
AMORTIZED COST             LOSSES
-----------------------------------
95% - 100%                 $29,560
90% - 95%                    3,474
80% - 90%                    2,024
-----------------------------------
    Total                  $35,058
-----------------------------------


A majority of the gross unrealized losses related to corporate debt securities and substantially all of the gross unrealized losses related to mortgage and other asset-backed securities were attributable to changes in interest rates. A portion of the gross unrealized losses particularly related to corporate debt securities was also attributed to credit spreads and specific issuer credit events. As noted in the table above, a significant portion of the gross unrealized losses relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 97% ratio of fair value to amortized cost for all securities with an unrealized loss. From an overall perspective, the gross unrealized losses were not concentrated in any individual industry or with any individual security. However, the securities with a fair value to amortized cost ratio of 80%-90% primarily relate to the auto, home building and gaming industries. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, was $1.0 million. The securities related to this issuer have a fair value to amortized cost ratio of 95%-100% and have been in an unrealized loss position for more than 12 months. There were no securities with a fair value to amortized cost ratio less than 80% in the portfolio.

RiverSource Life of NY monitors the investments and metrics described previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairments. See the Investments section of
Note 2 for information regarding RiverSource Life of NY's policy for determining when an investment's decline in value is other-than-temporary. As stated earlier, RiverSource Life of NY's ongoing monitoring process has revealed that a significant portion of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates. Additionally, RiverSource Life of NY has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none had other-than-temporary impairment at December 31, 2006.

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period (holding gains (losses)); (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized gains (losses)) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the components of the change in net unrealized securities gains (losses), net of tax, included in other comprehensive loss:

(IN THOUSANDS)                                                   2006             2005           2004
-------------------------------------------------------------------------------------------------------
Holding (losses) gains, net of tax of $6,014, $20,573 and
  $366, respectively                                           $(11,168)        $(38,208)      $   679
Reclassification of realized gains, net of tax of $1,303,
  $3,218 and $737, respectively                                  (2,419)          (5,977)       (1,369)
DAC, net of tax of $996, $2,419 and $536, respectively            1,848            4,492          (994)
DSIC, net of tax of $79, $208 and $207, respectively                148              387          (384)
Fixed annuity liabilities, net of tax of $292, $64 and
  $226, respectively                                                535             (117)         (419)
-------------------------------------------------------------------------------------------------------
Net unrealized securities losses                               $(11,056)        $(39,423)      $(2,487)
-------------------------------------------------------------------------------------------------------




                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    107

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Available-for-Sale securities by maturity at December 31, 2006 were as follows:

                                                                        AMORTIZED        FAIR
(IN THOUSANDS)                                                            COST          VALUE
-----------------------------------------------------------------------------------------------
Due within one year                                                    $   30,105     $  30,389
Due after one year through five years                                     505,831       505,189
Due after five years through 10 years                                     598,874       584,824
Due after 10 years                                                         61,890        63,123
-----------------------------------------------------------------------------------------------
                                                                                       1,183,5-
                                                                        1,196,700            25
Mortgage and other asset-backed securities                                590,411       583,238
-----------------------------------------------------------------------------------------------
                                                                                      $1,766,7-
Total                                                                  $1,787,111            63
-----------------------------------------------------------------------------------------------


The expected payments on mortgage and other asset-backed securities may not coincide with their contractual maturities. As such, these securities were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(IN THOUSANDS)                                                   2006             2005           2004
-------------------------------------------------------------------------------------------------------
Sales                                                         $ 131,061         $ 247,160     $ 118,570
Maturities, sinking fund payments and calls                   $  92,911         $ 227,088     $ 180,899
Purchases                                                     $(129,842)        $(459,107)    $(410,650)


Net realized gains and losses on Available-for-Sale securities, using the specific identification method, are noted in the following table for the years ended December 31:

(IN THOUSANDS)                                                   2006             2005           2004
-------------------------------------------------------------------------------------------------------
Gross realized gains from sales                                 $4,208           $11,424        $2,698
Gross realized losses from sales                                $ (487)          $(1,503)       $ (592)
Other-than-temporary impairments                                $   --           $  (724)       $   --


The $0.7 million of other-than-temporary impairments in 2005 primarily related to corporate debt securities within the auto industry which were downgraded in 2005 and subsequently deteriorated throughout the year in terms of their fair value to amortized cost ratio.

During the second quarter of 2005, RiverSource Life of NY sold all of its retained interest in a CDO securitization trust and realized a net pretax gain of $2.3 million.

At December 31, 2006 and 2005, bonds carried at $1.3 million, were on deposit with various states as required by law.

COMMERCIAL MORTGAGE LOANS ON REAL ESTATE, NET
The following is a summary of commercial mortgage loans on real estate at December 31:

(IN THOUSANDS)                                                            2006           2005
-----------------------------------------------------------------------------------------------
Commercial mortgage loans on real estate                                $257,828       $247,978
Less: allowance for loan losses                                           (2,718)        (3,218)
-----------------------------------------------------------------------------------------------
Commercial mortgage loans on real estate, net                           $255,110       $244,760

-----------------------------------------------------------------------------------------------


Commercial mortgage loans are first mortgages on commercial real estate. RiverSource Life of NY holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Commercial mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The funding commitments at December 31, 2006 and 2005 approximate fair value.

At December 31, 2006 and 2005, RiverSource Life of NY's recorded investment in impaired commercial mortgage loans on real estate was nil and $2.2 million, respectively, with related allowances for commercial mortgage loan losses of nil and $500 thousand, respectively. During 2006 and 2005, the average recorded investment in impaired commercial mortgage loans on real estate was $495 thousand and $165 thousand, respectively. RiverSource Life of NY recognized nil of interest income related to impaired commercial mortgage loans on real estate for the years ended December 31, 2006, 2005 and 2004, respectively.


 108    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

The balances of and changes in the allowance for commercial mortgage loan losses were as follows:

(IN THOUSANDS)                                                   2006             2005           2004
-------------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1                                            $3,218           $3,218         $2,418
Provision for commercial mortgage loan losses                       --               --            800
Foreclosures, write-offs and loan sales                           (500)              --             --
-------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31                                          $2,718           $3,218         $3,218
-------------------------------------------------------------------------------------------------------


Concentrations of credit risk of commercial mortgage loans on real estate by region at December 31 were:

                                                                                                 2005
(IN THOUSANDS)                                                    2006
-----------------------------------------------------------------------------------------------------------------
                                                       ON-BALANCE       FUNDING       ON-BALANCE       FUNDING
COMMERCIAL MORTGAGE LOANS BY U.S. REGION                  SHEET       COMMITMENTS        SHEET       COMMITMENTS
-----------------------------------------------------------------------------------------------------------------
Atlantic                                                $ 75,572         $1,150        $ 69,052         $   --
North Central                                             60,911             --          69,583             --
Pacific                                                   37,221             --          36,494             --
Mountain                                                  43,115          1,500          44,657          1,700
South Central                                             20,595             --          16,292          4,600
New England                                               20,414             --          11,900             --
-----------------------------------------------------------------------------------------------------------------
                                                         257,828          2,650         247,978          6,300
Less: allowance for loan losses                           (2,718)            --          (3,218)            --
-----------------------------------------------------------------------------------------------------------------
    Total                                               $255,110         $2,650        $244,760         $6,300
-----------------------------------------------------------------------------------------------------------------


Concentrations of credit risk of commercial mortgage loans on real estate by property type at December 31 were:

                                                                                                 2005
(IN THOUSANDS)                                                    2006
-----------------------------------------------------------------------------------------------------------------
                                                       ON-BALANCE       FUNDING       ON-BALANCE       FUNDING
COMMERCIAL MORTGAGE LOANS BY PROPERTY TYPE                SHEET       COMMITMENTS        SHEET       COMMITMENTS
-----------------------------------------------------------------------------------------------------------------
Office buildings                                        $ 65,370         $1,150        $ 62,596         $2,800
Shopping centers and retail                               68,099          1,500          70,945             --
Apartments                                                36,458             --          35,534          1,800
Industrial buildings                                      61,594             --          55,039             --
Hotels and motels                                          5,149             --           5,338             --
Medical buildings                                         14,416             --          10,012          1,700
Mixed use                                                  2,330             --           3,986             --
Other                                                      4,412             --           4,528             --
-----------------------------------------------------------------------------------------------------------------
                                                         257,828          2,650         247,978          6,300
Less: allowance for loan losses                           (2,718)            --          (3,218)            --
-----------------------------------------------------------------------------------------------------------------
  Total                                                 $255,110         $2,650        $244,760         $6,300
-----------------------------------------------------------------------------------------------------------------


SOURCES OF INVESTMENT INCOME AND NET REALIZED INVESTMENT GAIN
Net investment income for the years ended December 31 is summarized as follows:

(IN THOUSANDS)                                                         2006        2005        2004
-----------------------------------------------------------------------------------------------------
Income on fixed maturities                                           $100,519    $103,731    $101,841
Income on mortgage loans on real estate                                15,396      15,292      15,150
Trading securities and other investments                                4,632       5,424       4,576
-----------------------------------------------------------------------------------------------------
                                                                      120,547     124,447     121,567
Less: investment expenses                                               1,405       1,409       1,767
-----------------------------------------------------------------------------------------------------
    Total                                                            $119,142    $123,038    $119,800

-----------------------------------------------------------------------------------------------------


Net realized gain on investments for the years ended December 31 is summarized as follows:

(IN THOUSANDS)                                                         2006        2005        2004
-----------------------------------------------------------------------------------------------------
Fixed maturities                                                      $3,721      $9,196     $ 2,106
Commercial mortgage loans on real estate                                 215          (2)     (1,256)
Trading securities and other investments                                  --          (2)         (1)
-----------------------------------------------------------------------------------------------------
    Total                                                             $3,936      $9,192     $   849

-----------------------------------------------------------------------------------------------------




                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    109

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

5. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS
The balances of and changes in DAC were as follows:

(IN THOUSANDS)                                                         2006        2005        2004
-----------------------------------------------------------------------------------------------------
Balance, beginning of year                                           $230,270    $208,890    $196,385
Impact of SOP 03-1                                                         --          --         (14)
Capitalization of acquisition costs                                    32,713      33,519      27,754
Amortization, excluding impact of changes in assumptions              (25,259)    (22,650)    (15,905)
Amortization, impact of annual third quarter changes in DAC-
  related assumptions                                                   1,000       3,600       2,200
Impact of changes in net unrealized securities losses (gains)           2,844       6,911      (1,530)
-----------------------------------------------------------------------------------------------------
Balance, end of year                                                 $241,568    $230,270    $208,890

-----------------------------------------------------------------------------------------------------


The balances of and changes in DSIC were as follows:

(IN THOUSANDS)                                                         2006        2005        2004
-----------------------------------------------------------------------------------------------------
Balance, beginning of year                                           $11,554     $ 8,382     $ 7,681
Capitalization of sales inducements                                    6,073       3,960       2,562
Amortization                                                          (2,196)     (1,383)     (1,269)
Impact of changes in net unrealized securities losses (gains)            227         595        (592)
-----------------------------------------------------------------------------------------------------
Balance, end of year                                                 $15,658     $11,554     $ 8,382

-----------------------------------------------------------------------------------------------------


6. VARIABLE ANNUITY GUARANTEES
The majority of the variable annuity contracts offered by RiverSource Life of NY contain GMDB provisions. RiverSource Life of NY also offers GGU provisions on variable annuities with death benefit provisions and contracts containing GMIB provisions. RiverSource Life of NY has established additional liabilities for these variable annuity death benefits and GMIB provisions. The variable annuity contracts offered by RiverSource Life of NY may also contain GMWB and GMAB provisions, which are considered embedded derivatives. RiverSource Life of NY has established additional liabilities for these embedded derivatives at fair value.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on financial market performance. Most of the GMWB in force guarantee that over a period of approximately 14 years the client can withdraw an amount equal to what has been paid into the contract, regardless of the performance of the underlying funds. In May 2006, RiverSource Life of NY began offering an enhanced withdrawal benefit that gives policyholders a choice to withdraw 6% per year for the life of the policyholder or 7% per year until the amount withdrawn is equal to the guaranteed amount. At issue, the guaranteed amount is equal to the amount deposited, but the guarantee can be increased annually to the account value (a "step-up") in the case of favorable market performance.

Variable annuity contract owners age 79 or younger at contract issue can also obtain the principal-back guarantee by purchasing the optional GMAB rider for an additional charge, which provides a guaranteed contract value at the end of a 10-year waiting period.


 110    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

The following table provides summary information related to all variable annuity guarantees for which RiverSource Life of NY has established additional liabilities as of December 31:

-----------------------------------------------------------------------------------------------------------
 VARIABLE ANNUITY GUARANTEES BY
BENEFIT TYPE(1)
 (IN THOUSANDS, EXCEPT AGE)                                                         2006            2005
-----------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GMDB PROVIDING FOR
  RETURN OF PREMIUM:
                                        Total contract value                     $  759,673      $  332,736
                                        Contract value in separate accounts      $  712,245      $  285,387
                                        Net amount at risk(2)                    $      245      $      591
                                        Weighted average attained age                    60              59
-----------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GMDB PROVIDING FOR
  SIX-YEAR RESET:
                                        Total contract value                     $1,488,039      $1,545,792
                                        Contract value in separate accounts      $1,246,844      $1,263,467
                                        Net amount at risk(2)                    $   15,483      $   47,919
                                        Weighted average attained age                    61              60
-----------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GMDB PROVIDING FOR
  ONE-YEAR RATCHET:
                                        Total contract value                     $  278,970      $  191,654
                                        Contract value in separate accounts      $  252,522      $  164,084
                                        Net amount at risk(2)                    $      371      $      874
                                        Weighted average attained age                    61              60
-----------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GMDB PROVIDING FOR
  FIVE-YEAR RATCHET:
                                        Total contract value                     $   74,233      $   32,924
                                        Contract value in separate accounts      $   71,223      $   30,971
                                        Net amount at risk(2)                    $        5      $       12
                                        Weighted average attained age                    57              56
-----------------------------------------------------------------------------------------------------------
 CONTRACTS WITH OTHER GMDB:
                                        Total contract value                     $    2,710      $    3,682
                                        Contract value in separate accounts      $    2,034      $    2,886
                                        Net amount at risk(2)                    $      248      $      280
                                        Weighted average attained age                    73              73
-----------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GGU DEATH BENEFIT:
                                        Total contract value                     $       97      $       67
                                        Contract value in separate accounts      $       97      $       67
                                        Net amount at risk(2)                    $       --      $       --
                                        Weighted average attained age                    48              47
-----------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GMIB:
                                        Total contract value                     $   33,281      $   29,212
                                        Contract value in separate accounts      $   30,164      $   25,584
                                        Net amount at risk(2)                    $        7      $        8
                                        Weighted average attained age                    61              58
-----------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GMWB:
                                        Total contract value                     $  258,112      $  117,290
                                        Contract value in separate accounts      $  256,298      $  113,900
                                        Benefit amount in excess of account      $       --      $       --
                                        value
                                        Weighted average attained age                    61              60
-----------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GMWB FOR LIFE:
                                        Total contract value                     $  111,338      $       --
                                        Contract value in separate accounts      $  109,281      $       --
                                        Benefit amount in excess of account      $       --      $       --
                                        value
                                        Weighted average attained age                    62              --
-----------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GMAB:
                                        Total contract value                     $   66,629      $    3,485
                                        Contract value in separate accounts      $   65,067      $    3,485
                                        Benefit amount in excess of account      $       --      $       --
                                        value
                                        Weighted average attained age                    54              57



    (1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type.
    (2) Represents current death benefit less total contract value for GMDB, amount of gross up for GGU and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    111

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

 For the year ended December 31, 2006, additional liabilities (assets) and incurred claims (adjustments) were:

 (IN THOUSANDS)                                              GMDB & GGU     GMIB     GMWB     GMAB
---------------------------------------------------------------------------------------------------
 Liability balance at January 1                                $  771        $--    $  203    $  9
 Reported claims                                                  508         --        --      --
                                                                                     (1,5-
 Liability (asset) balance at December 31                       1,283         29        39)    236
 Incurred claims (adjustments) (sum of reported and change                           (1,7-
  in liability (assets))                                        1,020         29        42)    227


 For the year ended December 31, 2005, additional liabilities and incurred claims (adjustments) were:

 (IN THOUSANDS)                                               GMDB & GGU     GMIB     GMWB    GMAB
---------------------------------------------------------------------------------------------------
 Liability balance at January 1                                 $1,663        $--       --     $--
 Reported claims                                                   752         --       --      --
 Liability balance at December 31                                  771         --      203       9
 Incurred claims (adjustments) (sum of reported and change
  in liability (assets))                                          (140)        --      203       9


The liabilities for guaranteed benefits are supported by general account assets. Changes in these liabilities are included in death and other benefits.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

7. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES
Future policy benefits and policy claims and other policyholders' funds as of December 31, consisted of the following:

(IN THOUSANDS)                                                               2006         2005
-------------------------------------------------------------------------------------------------
Fixed annuities                                                           $1,242,031   $1,327,092
Variable annuities, with fixed sub-accounts                                  318,757      362,926
GMWB variable annuity guarantees                                              (1,539)         203
Other variable annuity guarantees                                              1,549          780
-------------------------------------------------------------------------------------------------
    Total annuities                                                        1,560,798    1,691,001
VUL/UL insurance contract fixed sub-account                                  146,923      141,856
Other life, disability income and long term care insurance                   201,388      190,664
-------------------------------------------------------------------------------------------------
    Total future policy benefits                                           1,909,109    2,023,521
Policy claims and other policyholders' funds                                   8,226        5,097
-------------------------------------------------------------------------------------------------
    Total future policy benefits and policy claims and other
          policyholders' funds                                            $1,917,335   $2,028,618

-------------------------------------------------------------------------------------------------


Separate account liabilities as of December 31, consisted of the following:

(IN THOUSANDS)                                                               2006         2005
-------------------------------------------------------------------------------------------------
Variable annuity contract reserves                                        $2,298,810   $1,760,609
VUL insurance contract reserves                                              320,870      268,314
-------------------------------------------------------------------------------------------------
    Total separate account liabilities                                    $2,619,680   $2,028,923

-------------------------------------------------------------------------------------------------


Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life of NY generally invests the proceeds from the annuity payments in fixed rate securities.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life of NY contain one or more guaranteed benefits, including GMWB, GMAB, GMDB, GGU and GMIB provisions. The negative reserve in GMWB at December 31, 2006 reflects that under current conditions and expectations, RiverSource Life of NY believes the applicable fees charged for the rider will more than offset the future benefits paid to policyholders under the rider provisions. RiverSource Life of NY does not currently hedge its risk under any of the guaranteed provisions in variable annuity products. The total value of variable annuity contracts with GMWB riders increased from $117.3 million at December 31, 2005 to $369.5 million at December 31, 2006.


 112    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Insurance Liabilities
Variable universal life ("VUL") and universal life ("UL") is the largest group of policies written by RiverSource Life of NY. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders. RiverSource Life of NY also offers term and whole life insurance as well as disability products. RiverSource Life of NY no longer offers long term care products but has in-force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims, and obligations for anticipated future claims.

8. INCOME TAXES
RiverSource Life of NY qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life of NY is subject to the Internal Revenue Code provisions applicable to life insurance companies.

Provisions for income taxes for the years ended December 31 were:

(IN THOUSANDS)                                                           2006      2005      2004
--------------------------------------------------------------------------------------------------
Current income tax:
    Federal                                                            $15,395   $ 5,417   $15,665
    State                                                                2,685     2,204     1,660
--------------------------------------------------------------------------------------------------
Total current income tax                                                18,080     7,621    17,325
Deferred federal income tax                                              4,877    14,182     4,079
--------------------------------------------------------------------------------------------------
Income tax provision                                                   $22,957   $21,803   $21,404
--------------------------------------------------------------------------------------------------


The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% for the years ended December 31 are as follows:

                                                                       2006       2005       2004
-------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                             35.0%      35.0%      35.0%
Changes in taxes resulting from:
    Tax-exempt interest and dividend income                            (3.8)      (2.9)      (1.9)
    State taxes, net of federal benefit                                 2.5        2.2        1.6
    Other, net                                                         (0.4)      (1.2)      (2.0)
-------------------------------------------------------------------------------------------------
Income tax provision                                                   33.3%      33.1%      32.7%
-------------------------------------------------------------------------------------------------


Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of RiverSource Life of NY's deferred income tax assets and liabilities as of December 31, 2006 and 2005 are reflected in the following table:

(IN THOUSANDS)                                                               2006       2005
----------------------------------------------------------------------------------------------
Deferred income tax assets:
    Liabilities for future policy benefits                                  $49,299    $46,200
    Investment related                                                        2,193      4,270
    Net unrealized losses on Available-for Sale securities                    6,147        114
    Other                                                                     2,891      3,597
----------------------------------------------------------------------------------------------
Gross deferred income tax assets                                             60,530     54,181

Deferred income tax liabilities:
    Deferred acquisition costs                                               68,408     65,639
    Deferred sales inducement costs                                           5,480      4,044
    Other                                                                     3,758      2,689
----------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                        77,646     72,372
----------------------------------------------------------------------------------------------
Net deferred income tax liabilities                                         $17,116    $18,191
----------------------------------------------------------------------------------------------


A portion of RiverSource Life of NY's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2006, RiverSource Life of NY no longer had a policyholders' surplus account balance. The American Jobs Creation Act of 2004, which was enacted on October 22, 2004, provides a two-year suspension of the tax on policyholders' surplus account distributions. RiverSource Life of NY has made distributions of $1.1 million in 2006, which will not be subject to tax under the two-year suspension. Previously, the policyholders' surplus account was only taxable if dividends to shareholders exceeded the shareholders' surplus account and/or RiverSource Life of NY is liquidated. Deferred income taxes had not been previously established.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    113

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

RiverSource Life of NY is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. Included in RiverSource Life of NY's deferred tax assets is a significant deferred tax asset relating to capital losses realized for tax return purposes and capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. RiverSource Life of NY has $5.8 million in capital loss carryforwards that expire December 31, 2009 for which the deferred tax benefit is reflected in the investment related deferred tax assets, net of other related items. Additionally, RiverSource Life of NY has $18.6 million in capital loss carryforwards that expire December 31, 2009 as a result of the 2005 first short period tax return filed with American Express. Based on analysis of RiverSource Life of NY's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life of NY to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2006 and 2005.

As a result of the Distribution, RiverSource Life of NY was required to file a short period income tax return through September 30, 2005 which was included as part of the American Express consolidated income tax return for the year ended December 31, 2005. Additionally, RiverSource Life of NY will not be able to file a consolidated U.S. federal income tax return with other members of the Ameriprise Financial affiliated group for five tax years following the Distribution. For the period October 1, 2005 through December 31, 2005 and the year ending December 31, 2006, RiverSource Life of NY's income tax return is included in RiverSource Life Insurance Company's consolidated income tax return.

The items comprising other comprehensive income in the Statements of Shareholder's Equity are presented net of the following income tax benefit amounts:

(IN THOUSANDS)                                                         2006        2005        2004
-----------------------------------------------------------------------------------------------------
Net unrealized securities gains                                        $5,950     $21,228      $1,340
-----------------------------------------------------------------------------------------------------
Net income tax benefit                                                 $5,950     $21,228      $1,340
-----------------------------------------------------------------------------------------------------


9. STATUTORY CAPITAL AND SURPLUS
State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For RiverSource Life of NY Insurance Company, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end, or statutory net gain from operations for the immediately preceding calendar year would require pre-notification to the Department of Insurance of the State of New York, and are subject to potential disapproval. For 2007, dividends in excess of $33.0 million would require pre-notification.

Statutory net gain from operations and net income for the years ended December 31 and statutory surplus and statutory capital and surplus as of December 31 are summarized as follows:

(IN THOUSANDS)                                                         2006        2005        2004
-----------------------------------------------------------------------------------------------------
Statutory net gain from operations                                   $ 61,735    $ 36,728    $ 42,420
Statutory net income                                                   63,001      36,877      42,486
Statutory surplus                                                     329,528     287,672     274,572
Statutory capital and surplus                                         331,528     289,672     276,572


10. RELATED PARTY TRANSACTIONS
Ameriprise Financial was the investment manager for the proprietary mutual funds used as investment options by RiverSource Life of NY's variable annuity and variable life insurance contract owners for the period from the third quarter of 2003 through the third quarter of 2005. In the fourth quarter of 2005, RiverSource Investments, LLC replaced Ameriprise Financial as the investment manager. RiverSource Life of NY provides all fund management services, other than investment management and is compensated for the administrative services it provides. For the year ended December 31, 2006, RiverSource Life of NY received $3.6 million from RiverSource Investments, LLC for administrative services RiverSource Life of NY provided. For the year ended December 31, 2005, RiverSource Life of NY received $2.1 million from Ameriprise Financial and $0.7 million from RiverSource Investments, LLC for services provided for the periods they each were investment managers. For the year ended December 31, 2004, RiverSource Life of NY received $2.9 million from Ameriprise Financial for administrative services.


 114    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

RiverSource Life of NY participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life of NY contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. RiverSource Life of NY's share of the total net periodic pension cost was approximately $98 thousand, $75 thousand, and $51 thousand for each of the years ended December 31, 2006, 2005 and 2004, respectively.

RiverSource Life of NY participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $78 thousand in 2006, $55 thousand in 2005 and $40 thousand in 2004.

RiverSource Life of NY also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life of NY contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2006, 2005 and 2004 were $143 thousand, $128 thousand and $133 thousand, respectively.

RiverSource Life of NY has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2006, 2005 and 2004, which are calculated on the basis of commission earnings of the individual financial advisors, were $16 thousand, $49 thousand, and $148 thousand, respectively. Such costs are included in DAC.

Charges by Ameriprise Financial and affiliated companies for use of joint facilities, technology support, marketing services and other services aggregated $26.1 million, $29.0 million and $20.4 million for 2006, 2005 and 2004, respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life of NY may not be reflective of expenses that would have been incurred by RiverSource Life of NY on a stand-alone basis.

RiverSource Life of NY paid ordinary dividends to Ameriprise Financial during the second quarter of 2006 of $25 million. The ordinary cash dividends did not require prior notification and response from the New York Department of Insurance.

Included in other liabilities at December 31, 2006 and 2005 are $1.3 million and $4.1 million, respectively, payable to Ameriprise Financial for federal income taxes.

11. REINSURANCE
At December 31, 2006, 2005 and 2004, traditional life and universal life insurance in force aggregated $9.6 billion, $9.0 billion and $8.4 billion, respectively, of which $4.5 billion, $3.7 billion and $2.8 billion was reinsured at the respective year ends. Life insurance in force is reported on a statutory basis. RiverSource Life of NY also reinsures a portion of the risks assumed under LTC policies.

The effect of reinsurance on premiums for the years ended December 31, is as follows:

(IN THOUSANDS)                                                    2006         2005         2004
-------------------------------------------------------------------------------------------------
Direct premiums                                                 $31,783      $31,344      $30,140
Reinsurance ceded                                                (8,969)      (9,250)      (8,424)
-------------------------------------------------------------------------------------------------
Net premiums                                                    $22,814      $22,094      $21,716
-------------------------------------------------------------------------------------------------


Reinsurance recovered from reinsurers amounted to $3.1 million, $3.1 million and $2.4 million, for the years ended December 31, 2006, 2005 and 2004, respectively. Reinsurance contracts do not relieve RiverSource Life of NY from its primary obligation to policyholders.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    115

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

12. FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2006 and 2005, and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of RiverSource Life of NY, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying values and fair values for financial instruments at December 31:

                                                                   2006                         2005
-------------------------------------------------------------------------------------------------------------
                                                          CARRYING       FAIR          CARRYING       FAIR
(IN THOUSANDS)                                              VALUE        VALUE           VALUE        VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values approximate fair
  values                                                 $4,447,208   $4,447,208      $3,994,968   $3,994,968
Commercial mortgage loans on real estate, net               255,110      260,005         244,760      254,326

FINANCIAL LIABILITIES
Liabilities (assets) for which carrying values
  approximate fair values                                $     (945)  $     (945)     $      554   $      554
Fixed annuity reserves                                    1,464,602    1,430,427       1,590,749    1,549,671
Separate account liabilities                              2,298,810    2,202,737       1,760,610    1,692,109


As of December 31, 2006 and 2005, the carrying and fair values of off-balance sheet financial instruments are not material. The following methods were used to estimate the fair values of financial assets and financial liabilities:

FINANCIAL ASSETS
Assets for which carrying values approximate fair values include cash and cash equivalents, Available-for-Sale securities, policy loans, trading securities, separate account assets and derivative financial instruments. Generally these assets are short-term in duration, variable rate in nature or are recorded at fair value on the Balance Sheets.

The fair value of commercial mortgage loans on real estate, except those with significant credit deterioration, was estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

FINANCIAL LIABILITIES
Liabilities for which carrying values approximate fair values include certain other liabilities and derivative liabilities. Generally these liabilities are either short-term in duration, variable rate in nature or are recorded at fair value on the Balance Sheets.

Fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value is estimated using discounted cash flows based on current interest rates. The fair value of these reserves excluded life insurance-related elements of $96.2 million and $99.3 million as of December 31, 2006 and 2005, respectively. If the fair value of the fixed annuities were realized, the surrender charges received would be offset by the write-off of DAC and DSIC associated with the fixed annuities of $28.0 million and $33.8 million as of December 31, 2006 and 2005, respectively.

Fair values of separate account liabilities, excluding life insurance-related elements of $320.9 million and $268.3 million as of December 31, 2006 and 2005, respectively, are estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write-off of DAC and DSIC associated with separate account liabilities of $116.7 million and $101.3 million as of December 31, 2006 and 2005, respectively.

13. COMMITMENTS AND CONTINGENCIES
At December 31, 2006 and 2005, RiverSource Life of NY had no material commitments to purchase investments other than mortgage loan fundings (see Note
4).

RiverSource Life of NY's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2006, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life of NY's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life of NY's profitability would be negatively affected.


 116    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

The SEC, the National Association of Securities Dealers and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life of NY has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

14. STATUTORY INSURANCE ACCOUNTING PRACTICES
Reconciliations of net income for the years ended December 31 and shareholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

(IN THOUSANDS)                                                         2006        2005        2004
-----------------------------------------------------------------------------------------------------
Net income, per accompanying financial statements                     $45,990    $ 44,210    $ 41,238
Deferred acquisition costs                                             (8,454)    (14,469)    (14,049)
Deferred sales inducement costs                                        (3,877)     (2,577)     (1,293)
Adjustments of future policy benefit liabilities                       11,274     (10,343)     (4,169)
Deferred income tax expense                                             4,877      14,182      10,987
Cumulative effect of accounting change, net of tax                         --          --       2,748
Provision for losses on investments                                        --        (500)        800
Interest maintenance reserves gain/loss transfer and amortization        (557)     (5,262)       (988)
Adjustment to separate account reserves                                17,774      14,075       4,185
Other, net                                                             (4,026)     (2,439)      3,027
-----------------------------------------------------------------------------------------------------
Statutory-basis net income                                            $63,001    $ 36,877    $ 42,486
-----------------------------------------------------------------------------------------------------



(IN THOUSANDS)                                                         2006        2005        2004
-----------------------------------------------------------------------------------------------------
Shareholder's equity, per accompanying financial statements         $ 468,990   $ 459,039   $ 476,752
Deferred acquisition costs                                           (241,568)   (230,270)   (208,890)
Deferred sales inducements costs                                      (15,658)    (11,554)     (8,382)
Adjustments of future policy benefit liabilities                       44,707      27,866      31,815
Deferred income tax liabilities                                        22,944      49,337      62,712
Asset valuation reserve                                               (16,631)    (18,077)    (15,021)
Net unrealized loss (gain) on investments                              20,348       2,663     (15,050)
Adjustments of separate account liabilities                            94,387      71,343      60,737
Adjustments of investments to amortized cost                               --      (2,300)    (52,563)
Premiums due, deferred and in advance                                   4,623         925       1,063
Deferred revenue liability                                              5,426       4,242       4,457
Reserves for commercial mortgage loan losses                            2,718       1,797       2,298
Non-admitted assets                                                      (164)    (27,576)    (28,716)
Interest maintenance reserve                                           (9,867)     (8,953)     (5,459)
Reinsurance ceded reserves                                            (44,276)    (35,042)    (31,245)
Other, net                                                             (4,451)      6,232       2,064
-----------------------------------------------------------------------------------------------------
Statutory-basis capital and surplus                                 $ 331,528   $ 289,672   $ 276,572

-----------------------------------------------------------------------------------------------------




                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    117

                                                              S-6314-4 A (12/07)

PART C.

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements included in Part B of this Registration
          Statement:

          RiverSource of New York Variable Annuity Account 2

               Report of Independent Registered Public Accounting Firm dated March 31, 2007

               Statements of Assets and Liabilities for the year ended Dec. 31, 2006

               Statements of Operations for the year ended Dec. 31, 2006

               Statements of Changes in Net Assets for the two years ended Dec. 31, 2006

               Notes to Financial Statements

          RiverSource Life Insurance Co. of New York

               Report of Independent Registered Public Accounting Firm dated March 31, 2007

               Statements of Assets and Liabilities the two years ended Dec. 31, 2006

               Statements of Operations for the three years ended Dec. 31, 2006

               Statements of Changes in Net Assets for the three years ended Dec. 31, 2006

               Notes to Financial Statements

     (b)  Exhibits:

1. Certificate establishing the ACL Variable Annuity Account 2 dated December 1, 1995, filed electronically as Exhibit 1 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

1.2 Resolution of the Board of Directors of American Centurion Life Assurance Company establishing 292 subaccounts dated February 5, 2003 filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Centurion Life Assurance Company establishing 276 subaccounts dated August 23, 2004 filed electronically on or about Dec. 3, 2004 as Exhibit 1.3 to Post-Effective Amendment No. 8 to Registration Statement No. 333-101051 is incorporated by reference.

1.4 Resolution of the Board of Directors of American Centurion Life Assurance Company establishing an additional subaccount within the separate account that will invest in RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund dated April 24, 2006 filed electronically on or about April 28, 2006 as Exhibit 1.4 to Registrant's Post-Effective Amendment No. 12 to Registration Statement No.333-101051 is incorporated herein by reference.

1.5 Resolution of the Board of Directors of IDS Life Insurance Company of New York adopting and approving Agreement and Plan of merger and subsequent name changes, dated Aug. 29, 2006 filed electronically as Exhibit 1.11 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

2.   Not applicable.

3. Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York Variable Annuities and Variable Life Insurance filed as Exhibit
     3. to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.1  Not applicable.

4.2  Not applicable.

4.3 Form of Non-qualified Variable Annuity contract (form 272250) filed electronically as Exhibit 4.3 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.4 Form of IRA contract (form 272251) filed electronically as Exhibit 4.4 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.5 Form of SEP-IRA contract (form 272252) filed electronically as Exhibit 4.5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.6 Form of TSA-401 contract (form 272253) filed electronically as Exhibit 4.6 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.7 Form of Maximum Anniversary Value Death Benefit rider (form 272255) filed electronically as Exhibit 4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.8 Form of Guaranteed Minimum Income Benefit rider-MAV (form 272256) filed electronically as Exhibit 4.8 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.9 Form of Guaranteed Minimum Income Benefit rider-6% Rising Floor (form 272257) filed electronically as Exhibit 4.9 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.10 Form of Performance Credit rider (form 272258) filed electronically as
     Exhibit 4.10 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.11 Form of Deferred Annuity Contract (form 272877) filed electronically as
     Exhibit 4.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.12 Form of Contract Data Page to Deferred Annuity Contract (form 272877-NYDP) filed electronically as Exhibit 4.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.13 Form of Maximum Anniversary Value Death Benefit Rider (form 272869) filed electronically as Exhibit 4.13 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.14 Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base) (form 272872-NY) filed electronically as Exhibit 4.14 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.15 Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit
     Base) (form 272873-NY) filed electronically as Exhibit 4.15 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.16 Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base or 5% Accumulation Benefit Base) (form 272874-NY) filed electronically as Exhibit 4.16 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.17 Form of Guaranteed Minimum Withdrawal Benefit (form 272875-NY) filed electronically as Exhibit 4.17 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.18 Form of Annuity Endorsement - Tax Sheltered Annuity (form 272865-NY) filed electronically as Exhibit 4.18 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.19 Form of Annuity Endorsement - 401(a) (form 272866-NY) filed electronically as Exhibit 4.19 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.20 Form of Annuity Endorsement - Unisex Endorsement (form 272867-NY) filed electronically as Exhibit 4.20 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.21 Form of Annuity Endorsement - IRA and SEP IRA (form 272170) filed electronically as Exhibit 4.21 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.22 Form of Annuity Endorsement - Roth IRA (form 272171) filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.23 Form of Contract Data Page to Deferred Annuity Contract (form 272877-NYDPIN3) filed electronically as Exhibit 4.23 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

4.24 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 273567-NY) filed electronically as Exhibit 4.24 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

4.25 Form of Guaranteed Minimum Accumulation Benefit Rider (form 273568-NY) filed electronically as Exhibit 4.25 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

4.26 Form of Non-qualified Fixed and Variable Annuity contract (form 273954-NY) filed as Exhibit 4.26 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.27 Form of Contract Data Page to Nonqualified Fixed and Variable Annuity Contract (form 273954-NYDPINN) filed as Exhibit 4.27 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.28 Form of Contract Data Page to Fixed and Variable Annuity Contract (form 273954-NYDPEND) filed as Exhibit 4.28 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.29 Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base) (form 273961-NY) filed as Exhibit 4.29 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.30 Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit
     Base) (form 273962-NY) filed as Exhibit 4.30 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.31 Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base or 5% Accumulation Benefit Base) (form 273963-NY) filed as Exhibit 4.31 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.32 Form of Guaranteed Minimum Lifetime Withdrawal Benefit (form 273959-NY) filed as Exhibit 4.32 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.33 Form of Annuity Endorsement - Tax Sheltered Annuity (form 274192-NY) filed as Exhibit 4.33 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.34 Form of Annuity Endorsement - 401(a) (form 274193-NY) filed as Exhibit 4.34 to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.35 Form of Annuity Endorsement - Unisex Endorsement (form 273964-NY) filed as
     Exhibit 4.35 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.36 Form of Annuity Endorsement - IRA and SEP IRA (form 274190-NY) filed as
     Exhibit 4.36 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.37 Form of Annuity Endorsement - Roth IRA (form 274191-NY) filed as Exhibit
     4.37 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.38 Form of IRA 10 Day Return of Payment "Free Look" Sticker (form 271866-NY) filed as Exhibit 4.38 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.39 Form of Guarantor(SM) Withdrawal Benefit (form 273567-NYE) filed as Exhibit
     4.39 to Registrant's Post-Effective Amendment No. 14 to Registration Statement 333-101051 on or about August 28, 2006 is incorporated by reference.

4.40 Form of Guarantor(SM) Withdrawal Benefit (form 272875-NYE) filed as Exhibit
     4.40 to Registrant's Post-Effective Amendment No. 14 to Registration Statement 333-101051 on about August 28, 2006 is incorporated by reference.

4.41 Form of Fixed Account Limit Endorsement (form 272621) filed as Exhibit 4.41 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.42 Form of Data Page Maximum Payment Sticker (form 272622-D) filed as Exhibit
     4.42 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.43 Form of Contract Data Pages (form 272877-NYDPE) filed as Exhibit 4.43 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.44 Form of Contract Data Pages (form 272877NY-DPE2) filed as Exhibit 4.44 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.45 Form of Nonqualified Fixed and Variable Annuity Contract (form 273954 -
     NY2) filed electronically as Exhibit 4.45 to Registrant's Initial Registration Statement on Form N-4, No. 333-144422, on or about July 9, 2007 is incorporated herein by reference.

4.46 Form of Contract Data Pages to Fixed and Variable Annuity Contract (form 273954 - NYZPFCC) filed electronically as Exhibit 4.46 to Registrant's Initial Registration Statement on Form N-4, No. 333-144422, on or about July 9, 2007 is incorporated herein by reference.


4.47 Form of Contract Data Page to Fixed and Variable Annuity Contract (form 273954 - NYDFFCL) filed electronically as Exhibit 4.47 to Registrant's Initial Registration Statement on Form N-4, No. 333-144422, on or about July 9, 2007 is incorporated herein by reference.


4.48 Form of Maximum Anniversary Value Death Benefit Rider (form 272869 - NY) filed electronically as Exhibit 4.48 to Registrant's Initial Registration Statement on Form N-4, No. 333-144422, on or about July 9, 2007 is incorporated herein by reference.


4.49 Form of Guaranteed Minimum Accumulation Benefit Rider (form 273568 - NY) filed electronically as Exhibit 4.49 to Registrant's Initial Registration Statement on Form N-4, No. 333-144422, on or about July 9, 2007 is incorporated herein by reference.


4.50 Form of Secure Source rider (form #273959 - JTNY) filed electronically as Exhibit 4.50 to Registrant's Initial Registration Statement on Form N-4, No. 333-144422, on or about July 9, 2007 is incorporated herein by reference.


4.51 Form of Secure Source rider (form #273959 - SGNY) filed electronically as
     Exhibit 4.51 to Registrant's Initial Registration Statement on Form N-4, No. 333-144422, on or about July 9, 2007 is incorporated herein by reference.


4.52 Form of Secure Source rider Data Page insert (form DP273959 - JTNY) is filed electronically as Exhibit 4.52 to Registrant's Initial Registration Statement on Form N-4, No. 333-144422, on or about July 9, 2007 is incorporated herein by reference.


4.53 Form of Secure Source rider Data Page insert (form DP273959 - SGN) filed electronically as Exhibit 4.53 to Registrant's Initial Registration Statement on Form N-4, No. 333-144422, on or about July 9, 2007 is incorporated herein by reference.


4.54 Form of Annuity Endorsement - Trad/SEP IRA (form 272170) filed electronically as Exhibit 4.54 to Registrant's Initial Registration Statement on Form N-4, No. 333-144422, on or about July 9, 2007 is incorporated herein by reference.


4.55 Form of Annuity Endorsement - Roth IRA (form 272171) filed electronically as Exhibit 4.55 to Registrant's Initial Registration Statement on Form N-4, No. 333-144422, on or about July 9, 2007 is incorporated herein by reference.


4.56 Form of Annuity Endorsement - TSA (form 274192 - NY) filed electronically as Exhibit 4.56 to Registrant's Initial Registration Statement on Form N-4, No. 333-144422, on or about July 9, 2007 is incorporated herein by reference.


4.57 Form of Annuity Endorsement - Unisex Fixed & Variable (form 273964 - NY) filed electronically as Exhibit 4.57 to Registrant's Initial Registration Statement on Form N-4, No. 333-144422, on or about July 9, 2007 is incorporated herein by reference.

4.58 Form of Contract Data Page to Fixed & Variable Annuity Contract (form 273954 - NYDPBA7) is filed electronically herewith.

4.59 Form of Contract Data Page to Fixed & Variable Annuity Contract (form 273954 - NYDPBAC) is filed electronically herewith.

4.60 Form of Annuity Endorsement - Trad/SEP IRA (form 274190-NY) is filed electronically herewith.

4.61 Form of Annuity Endorsement - Roth IRA (form 274191-NY) is filed electronically herewith.

5.1  Not applicable.

5.2 Form of Variable Annuity Application-Innovations (form 272254) filed electronically as Exhibit 5.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

5.3 Form of Variable Annuity Application (form 272885 - NY) filed electronically as Exhibit 5.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

5.4 Form of Variable Annuity Application-Innovations Select (273635-NY) filed electronically as Exhibit 5.4 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

5.5  Not applicable.

5.6 Form of Fixed and Variable Annuity Application-Innovations Select (form 273971-NY) filed as Exhibit 5.6 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

5.7 Form of Fixed and Variable Annuity Application-Endeavor Select (form 273973-NY) filed as Exhibit 5.7 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

5.8  Not applicable.

5.9 Form of Fixed and Variable Annuity Application - Endeavor Select (form 273640-NY) filed as Exhibit 5.59 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by referenced.

5.10 Form of Fixed and Variable Annuity Application - FlexChoice Select (form 274568- NY) filed electronically as Exhibit 5.10 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-144422 is incorporated by reference.

5.11 Form of Fixed and Variable Annuity Application - Endeavor Plus (form 274752-NY) is filed electronically herewith.

6.1 Copy of Charter of RiverSource Life Insurance Co. of New York dated Dec. 31, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

6.2 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Co. of New York filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

7.   Not applicable.

8.1 Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Centurion Life Assurance Company, IDS Life Insurance Company of New York, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.2  Not applicable.

8.3 Copy of Participation Agreement by and among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006, is filed electronically herewith.

8.4 Copy of Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc., and American Centurion Life Assurance Company, dated September 4, 1998, filed electronically to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

8.5 Copy of Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc. and American Centurion Life Assurance Company dated as of August 1, 2005 filed on or about April 28, 2006 as Exhibit 8.4 to Post-Effective Amendment No. 12 to Registration Statement No. 333-101051 is incorporated herein by reference.

8.6 Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)(2) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.7 Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.8 Copy of Fund Participation Agreement dated May 1, 2006 among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed as Exhibit 8.8 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

8.9 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically filed as Exhibit 8.6 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.10 Copy of Fund Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.11 Copy of Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27 (h)(18) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.12 Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

8.13 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.1 Consent of Independent Auditors for RiverSource(R) Endeavor PLus(SM) Variable Annuity is filed electronically herewith.

11.  None.

12.  Not applicable.

13.1 Power of Attorney to sign Amendments to this Registration Statement, dated Oct. 31, 2007 is filed electronically herewith.

Item 27. Number of Contract owners

     As of Sept. 30, 2007, there were 1,424 nonqualified and qualified contract owners.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29(a)

Ameriprise Financial Services, Inc., the principal underwriters during Registrant's last fiscal year, was paid the following commissions:

                            NET
                        UNDERWRITING
NAME OF PRINCIPAL      DISCOUNTS AND    COMPENSATION    BROKERAGE
UNDERWRITER             COMMISSIONS    ON REDEMPTION   COMMISSIONS   COMPENSATION
-----------------      -------------   -------------   -----------   ------------
Ameriprise Financial
   Services, Inc.       $14,651,291         None           None          None

Item 30. Location of Accounts and Records

               RiverSource Life Insurance Co. of New York
               20 Madison Avenue Extension
               Albany, NY 12203

Item 31. Management Services

               Not applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the address or phone number listed in the prospectus.

(d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Co. of New York on behalf of the Registrant, Registrant, certifies that it meets the requirements of securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 17th day of Dec., 2007.

                                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY
                                        ACCOUNT 2
                                        (Registrant)

                                        By RiverSource Life Insurance Co. of
                                           New York
                                        (Sponsor)


                                        By /s/ Timothy V. Bechtold*
                                           -------------------------------------
                                           Timothy V. Bechtold
                                           President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 17th day of Dec., 2007.

SIGNATURE                              TITLE
---------                              -----


/s/ Gumer C. Alvero*                   Director and Senior Vice President -
------------------------------------   Annuities
Gumer C. Alvero


/s/ Timothy V. Bechtold*               Director, President and Chief
------------------------------------   Executive Officer
Timothy V. Bechtold


/s/ Maureen A. Buckley*                Director, Vice President, Chief Operating
------------------------------------   Officer, Consumer Affairs Officer, Claims
Maureen A. Buckley                     Officer and Anti-Money Laundering Officer


/s/ Rodney P. Burwell*                 Director
------------------------------------
Rodney P. Burwell


/s/ Richard N. Bush*                   Senior Vice President - Corporate Tax
------------------------------------
Richard N. Bush


/s/ Robert R. Grew*                    Director
------------------------------------
Robert R. Grew


/s/ Martin T. Griffin*                 Director
------------------------------------
Martin T. Griffin


/s/ Ronald L. Guzior*                  Director
------------------------------------
Ronald L. Guzior


/s/ Gregory C. Johnson*                Director
------------------------------------
Gregory C. Johnson


/s/ Jean B. Keffeler*                  Director
------------------------------------
Jean B. Keffeler


/s/ Thomas R. McBurney*                Director
------------------------------------
Thomas R. McBurney


/s/ Jeryl A. Millner*                  Director
------------------------------------
Jeryl A. Millner


/s/ Thomas V. Nicolosi*                Director
------------------------------------
Thomas V. Nicolosi


/s/ David K. Stewart**                 Vice President and Controller
------------------------------------
David K. Stewart


/s/ Michael R. Woodward*               Director
------------------------------------
Michael R. Woodward

* Signed pursuant to Power of Attorney dated Oct. 31, 2007, filed electronically as Exhibit 13.1 herewith, by:


By: /s/ Elisabeth A. Dahl
    -------------------------------------
    Elisabeth A. Dahl
    Assistant General Counsel

                   CONTENTS OF Post-Effective Amendment No. 1
                REGISTRATION STATEMENT NOS. 333-144422/811-07511

This Registration Statement Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

     The prospectus for:

               RiverSource(R) Endeavor Plus(SM) Variable Annuity

Part B.

     Combined Statement of Additional Information and Financial Statements for:

          RiverSource of New York Variable Annuity Account 2

Part C.

         Other Information.

         The signatures.

         Exhibits

                                 EXHIBIT INDEX

4.58 Form of Contract Data Page to Fixed & Variable Annuity Contract (form 273954-NYDPBA7)

4.59 Form of Contract Data Page to Fixed & Variable Annuity Contract (form 273954-NYDPBAC)

4.60 Form of Annuity Endorsement - Trad/SEP IRA (form 274190-NY)

4.61 Form of Annuity Endorsement - Roth IRA (form 274191-NY)

5.11 Form of Fixed and Variable Annuity Application - Endeavor Plus (form 274752 - NY)

9.   Opinion of Counsel and Consent

10.1 Consent of Independent Auditors for RiverSource(R) Endeavor Plus(SM) Variable Annuity

13.1 Power of Attorney for RiverSource Life Insurance Co. of New York dated Oct. 31, 2007